As filed with the Securities and Exchange Commission on December 15, 2009
Registration Nos. 033-35190 and 811-06114

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Post-Effective Amendment No. 44	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 42	☑
CAVANAL HILL® FUNDS
(Exact Name of Registrant as Specified in Charter)
3435 Stelzer Road
Columbus, Ohio 43219
(Address of Principal Executive Office) (Zip Code)

(800) 762-7085
(Registrant’s Telephone Number, including Area Code)
James L. Huntzinger
President
Cavanal Hill Funds
3435 Stelzer Road
Columbus, Ohio 43219
(Name and Address of Agent for Service)
with a copy to:
H. Steven Walton
Frederic Dorwart, Lawyers
124 East Fourth Street
Tulsa, OK 74103
Approximate Date of Proposed Public Offering: Continuous.
It is proposed that this filing will become effective (check appropriate box):
☐     Immediately upon filing pursuant to paragraph (b)
☑     On December 17, 2009 pursuant to paragraph (b)
☐     60 days after filing pursuant to paragraph (a)(1)
☐     On January 1, 2009 pursuant to paragraph (a)(1)
☐     75 days after filing pursuant to paragraph (a)(2)
☐     On December 17, 2009 pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐     This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.
Title of securities being registered: Shares of Beneficial Interest

CAVANAL HILL Funds

December 17, 2009

Prospectus

BOND FUNDS

Short-Term Income Fund

Intermediate Bond Fund

Bond Fund

Intermediate Tax-Free Bond Fund

No-Load Investor Shares

Institutional Shares

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

How to Read this Prospectus

This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed information about each Fund, please see: Fund Summaries.

Introduction	1
Fund Summaries	2
Short-Term Income Fund	2
Intermediate Bond Fund	11
Bond Fund	20
Intermediate Tax-Free Bond Fund	29

If you would like more information about the following topics, please see:

To obtain more information about the Cavanal Hill Funds please refer to the back cover of the prospectus

December 17, 2009

PROSPECTUS

CAVANAL HILL FUNDS

Introduction

Cavanal Hill Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (“Funds”). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Funds’ original class of shares, the No-Load Investor Class Shares (“Investor Shares”) and the Institutional Class Shares (“Institutional Shares”; and, with the Investor Shares, the “Shares”). Please read this prospectus and keep it for future reference.

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own.

The portfolio management team invests each Fund’s assets in a way that the portfolio managers believe will help the Fund achieve its goal. The portfolio managers’ judgments about the bond and stock markets, economy and companies, and their methods of investment selection, may cause a Fund to underperform other funds with similar objectives.

PROSPECTUS

CAVANAL HILL FUNDS

Fund Summaries

 BOND FUNDS

Short-Term Income Fund

Investment Objective

Primarily to seek income and secondarily to seek capital appreciation by investing mainly in an actively managed, diversified portfolio of short-term bonds and other fixed income securities.

Principal Investment Strategy

To pursue its objective, the Fund invests primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, and derivatives including mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase.

U.S. government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. government sponsored enterprises (“GSEs”), which may be agencies or instrumentalities of the U.S. government, but are neither issued nor guaranteed as to principal and interest by the U.S. Treasury. U.S. government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”). U.S. government securities issued by GSEs that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (“FHLB”), Tennessee Valley Authority (“TVA”), and mortgage-backed securities issued by Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”). Federal Farm Credit Bank (“FFCB”) is a GSE that issues securities that are neither

Credit Quality:

A bond’s credit quality depends on the issuer’s ability to pay interest on the bond and to repay the debt. Bonds issued or backed by the U.S. government offer maximum credit protection; bonds issued or backed by foreign governments can carry considerably more risk. The lower the bond’s credit rating by a rating agency (for example, Moody’s or Standard & Poor’s), the greater the chance that the bond issuer will default, or fail to meet its payment obligations.

PROSPECTUS

Short-Term Income Fund (continued)

guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the U.S. Treasury.

While there are different degrees of credit quality, U.S. government securities and securities issued by GSEs are generally considered highly credit worthy. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security. The Fund will seek to increase the value of your investment through a combination of income and capital gains.

The Fund’s average portfolio maturity will fluctuate depending on the outlook for interest rate changes. The ability to change the average portfolio maturity allows the Fund to meet its investment objective.

In managing the portfolio, the managers search for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances, the Fund invests at least 80% of its assets in securities with an average maturity of less than three years and maintains a dollar-weighted average maturity of its portfolio of three years or less. These policies will not be changed without at least 60 days’ prior notice to shareholders. In addition, the Fund normally invests at least 65% of its assets in interest-bearing bonds.

The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

Bond Maturities:

A bond is issued with a specific maturity date — the date when the bond’s issuer, or seller, must pay back the bond’s initial value. Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond’s maturity, the more risk you, as a bond investor, face as interest rates rise. Long-term bonds are more suitable for investors willing to take greater risks; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

PROSPECTUS

FUND SUMMARIES

Short-Term Income Fund (continued)

Interest Rates:
One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond’s value generally declines.

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund invests in securities believed to pose minimal credit risk, losses due to credit risk resulting in a decline in the value of your investment is minimized. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund’s yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

PROSPECTUS

Short-Term Income Fund (continued)

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Prepayment/Call Risk — Prepayment risk is the chance that the repayment of an obligation will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — its high-yielding bond before the bond’s maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. It may also lose any premium paid for the bond. Changes in prepayment/call rates can result in greater price and yield volatility.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

PROSPECTUS

FUND SUMMARIES

Short-Term Income Fund (continued)

-	Municipal Risk — Municipal risk involves the possibility that the Fund’s performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

-	Mortgage Market Risk — The mortgage market in the United States has recently experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Losses on mortgage loans (especially subprime and second-lien mortgage loans) and increased investor yield requirements have led to reduced demand for mortgage loans and limited liquidity in the secondary market for some mortgage-related securities.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PROSPECTUS

Short-Term Income Fund (continued)

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year.* The returns for Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

ANNUAL TOTAL RETURNS (Periods Ended 12/31)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/09 to 9/30/09 was 14.34%.

Best Quarter:	Q4	2000	2.89%
Worst Quarter:	Q4	2008	–12.47%

PROSPECTUS

FUND SUMMARIES

Short-Term Income Fund (continued)

This table compares the Fund’s average annual total returns for periods ended December 31, 2008 to those of the Merrill Lynch 1-5 Year U.S. Government/Corporate Index.

AVERAGE ANNUAL TOTAL RETURN
(Periods Ended 12/31/08)

	1 Year	5 Years	10 Years
Investor Shares Return Before Taxes[1]	(17.82)%	(1.13)%	2.35%

Return After Taxes on Distributions*,1	(19.30)%	(2.62)%	0.55%

Return After Taxes on Distributions and Sale of Fund Shares*,1	(11.44)%	(1.71)%	0.98%

Institutional Shares[2] Return Before Taxes	(17.60)%	(0.97)%	2.44%

Merrill Lynch 1-5 Year U.S. Corporate & Government Index[3] (reflects no deduction for expenses, fees or taxes)	4.65%	3.85%	5.03%

*	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

[1]	Prior to January 1, 2006, a maximum sales charge of 2.00% was imposed. This sales charge is not reflected in the total return figures.

[2]	Institutional Shares were not in existence before December 30, 2005. Performance information for periods before December 30, 2005 is based on the performance of the Investor Shares. Unlike Institutional Shares, Investor Shares impose a distribution/service (12b-1) fee which is reflected in the performance information. Accordingly, had the Institutional Shares of the Fund been offered for periods before December 30, 2005, the performance information would have been different as a result of lower annual operating expenses.

[3]	The Merrill Lynch 1-5 Year U.S. Government/Corporate Index is an unmanaged index comprised of investment grade government and corporate debt securities with maturities between 1 and 5 years.

PROSPECTUS

Short-Term Income Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that are deducted from Fund assets.

	Investor	Institutional
	Shares	Shares
Investment Advisory Fees†	0.55%	0.55%
Distribution/Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Fee‡†	0.25%	0.25%
Other Expenses†	0.55%	0.55%
Total Direct Annual Fund Operating Expenses†‡	1.60%	1.35%
Less Contractual Fee Waivers‡	0.00%	−0.25%
Net Total Direct Annual Fund Operating Expenses	1.60%	1.10%
Acquired Fund Fees and Expenses*	0.03%	0.03%
Total Direct and Acquired Fund Annual Operating Expenses	1.63%	1.13%

‡	For the period through December 31, 2010, the Distributor has contractually agreed to waive all Shareholder Servicing Fees paid by Institutional Shares.
†	The Adviser has voluntarily agreed to waive 0.40% of its Investment Advisory Fees. For Investor Shares, the Distributor has voluntarily agreed to cap Shareholder Servicing Fees at 0.10%, however, for the year ended August 31, 2009, the effective rate charged for Shareholder Servicing Fees was 0.01%. The Administrator has agreed voluntarily to waive 0.10% of Other Expenses. These voluntary fee waivers are expected to continue through December 31, 2010 but may be terminated at any time.

*	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. The estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.

Additional
Information

Dividends
and Capital Gains
Dividends are paid monthly; capital gains, if any, are paid annually.

Investment Adviser
Cavanal Hill Investment
Management, Inc.
Tulsa, OK

Inception Date
October 19, 1994

Net Assets as of
December 1, 2009
$50 million

Suitable for IRAs
Yes

Minimum Initial
Investment
$1,000 (Investor)
$100,000 (Institutional)

Cavanal Hill
Fund Number
008 (Investor)
047 (Institutional)

Cusip Number
14956P307 (Investor)
14956P406 (Institutional)

Ticker Symbol
APSTX (Investor)
AISTX (Institutional)

PROSPECTUS

FUND SUMMARIES

Short-Term Income Fund (continued)

Fees and Expenses (continued)

Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:

	Investor	Institutional
	Shares	Shares
Investment Advisory Fees	0.15%	0.15%
Distribution/Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Fee	0.01%	0.25%
Other Expenses	0.45%	0.45%
Total Direct Annual Fund Operating Expenses	0.86%	0.85%
Less Contractual Fee Waivers	0.00%	−0.25%
Net Total Direct Annual Fund Operating Expenses	0.86%	0.60%
Acquired Fund Fees and Expenses*	0.03%	0.03%
Total Direct and Acquired Fund Annual Operating Expenses	0.89%	0.63%

*	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. The estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investor Shares	$166	$514	$887	$1,933
Institutional Shares	$115	$412	$731	$1,636

PROSPECTUS

Intermediate Bond Fund

Investment Objective

To seek total return by investing primarily in an actively managed, diversified portfolio of intermediate bonds and other fixed income securities.

Principal Investment Strategy

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities, municipal securities, and derivatives including mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase.

U.S. government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by GSEs, which may be agencies or instrumentalities of the U.S. government, but are neither issued nor guaranteed as to principal and interest by the U.S. Treasury. U.S. government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Ginnie Mae. U.S. government securities issued by GSEs that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include FHLB, TVA, and mortgage-backed securities issued by Fannie Mae and Freddie Mac. FFCB is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the U.S. Treasury.

While there are different degrees of credit quality, U.S. government securities and securities issued by GSEs generally are considered highly credit worthy. The Fund also invests in money market

Credit Quality:
A bond’s credit quality depends on the issuer’s ability to pay interest on the bond and to repay the debt. Bonds issued or backed by the U.S. government offer maximum credit protection; bonds issued or backed by foreign governments can carry considerably more risk. The lower the bond’s credit rating by a rating agency (for example, Moody’s or Standard & Poor’s), the greater the chance that the bond issuer will default, or fail to meet its payment obligations.

PROSPECTUS

FUND SUMMARIES

Intermediate Bond Fund (continued)

instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security. The Fund will seek to increase the value of your investment through a combination of income and capital gains.

The Fund’s average portfolio maturity will fluctuate depending on the outlook for interest rate changes. The ability to change the average portfolio maturity allows the Fund to meet its investment objective.

In managing the portfolio, the manager searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances the Fund invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years. These policies will not be changed without at least 60 days’ prior notice to shareholders.

The Fund may from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

Bond Maturities:

A bond is issued with a specific maturity date — the date when the bond’s issuer, or seller, must pay back the bond’s initial value. Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond’s maturity, the more risk you, as a bond investor, face as interest rates rise. Long-term bonds are more suitable for investors willing to take greater risks; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

PROSPECTUS

Intermediate Bond Fund (continued)

Interest Rates:
One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond’s value generally declines.

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund invests in securities believed to pose minimal credit risk, losses due to credit risk resulting in a decline in the value of your investment is minimized. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund’s yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

PROSPECTUS

FUND SUMMARIES

Intermediate Bond Fund (continued)

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Prepayment/Call Risk — Prepayment risk is the chance that the repayment of an obligation will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — its high-yielding bond before the bond’s maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. It may also lose any premium paid for the bond. Changes in prepayment/call rates can result in greater price and yield volatility.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

-	Management Risk — There is no guarantee that the investment techniques and risk analyses

PROSPECTUS

Intermediate Bond Fund (continued)

used by the Funds’ portfolio managers will produce the desired results.

-	Municipal Risk — Municipal risk involves the possibility that the Fund’s performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

-	Mortgage Market Risk — The mortgage market in the United States has recently experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Losses on mortgage loans (especially subprime and second-lien mortgage loans) and increased investor yield requirements have led to reduced demand for mortgage loans and limited liquidity in the secondary market for some mortgage-related securities.
For more information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PROSPECTUS

FUND SUMMARIES

Intermediate Bond Fund (continued)

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year.* The returns for Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

 ANNUAL TOTAL RETURNS (Periods Ended 12/31)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/09 to 9/30/09 was 11.38%.

Best Quarter:	Q4	2000	3.19%
Worst Quarter:	Q4	2008	–10.13%

PROSPECTUS

Intermediate Bond Fund (continued)

This table compares the Fund’s average annual total returns for periods ended December 31, 2008 to those of the Barclays Capital U.S. Intermediate Aggregate Bond Index.

 AVERAGE ANNUAL TOTAL RETURNS
 (Periods Ended 12/31/08)

	1 Year	5 Years	10 Years
Investor Shares Return Before Taxes[1]	(16.71)%	(0.65)%	2.57%

Return After Taxes on Distributions*,1	(18.43)%	(2.21)%	0.67%

Return After Taxes on Distributions and Sale of Fund Shares*,1	(10.52)%	(1.34)%	1.11%

Institutional Shares[2] Return Before Taxes	(16.47)%	(0.48)%	2.67%

Barclays Capital U.S. Intermediate Aggregate Bond Index[3] (reflects no deduction for expenses, fees or taxes)	4.86%	4.43%	5.54%

*	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

[1]	Prior to January 1, 2006, a maximum sales charge of 2.50% was imposed. This sales charge is not reflected in the total return figures.

[2]	Institutional Shares were not in existence before December 30, 2005. Performance information for periods before December 30, 2005 is based on Investor Shares. Unlike Institutional Shares, Investor Shares impose a distribution/service (12b-1 fee) which is reflected in the performance information. Accordingly, had the Institutional Shares of the Fund been offered for periods before December 30, 2005, the performance information would have been different as a result of lower annual operating expenses.

[3]	The Barclays Capital U.S. Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government securities, government agency securities, corporate, and mortgage-backed securities with maturities between three and ten years.

PROSPECTUS

FUND SUMMARIES

Intermediate Bond Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that are deducted from Fund assets.

	Investor	Institutional
	Shares	Shares
Investment Advisory Fees†	0.55%	0.55%
Distribution/Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Fees‡†	0.25%	0.25%
Other Expenses†	0.53%	0.53%
Total Direct Annual Fund Operating Expenses†‡	1.58%	1.33%
Less Contractual Fee Waivers‡	0.00%	–0.25%
Net Total Direct Annual Fund Operating Expenses	1.58%	1.08%
Acquired Fund Fees and Expenses*	0.02%	0.02%
Total Direct and Acquired Fund Annual Operating Expenses	1.60%	1.10%

‡	For the period through December 31, 2010, the Distributor has contractually agreed to waive all Shareholder Servicing Fees paid by Institutional Shares.

†	The Adviser has voluntarily agreed to waive 0.35% of its Investment Advisory Fees. For Investor Shares, the Distributor has voluntarily agreed to cap Shareholder Servicing Fees at 0.10%, however, for the year ended August 31, 2009, the effective rate charged for Shareholder Servicing Fees was 0.01%. The Administrator has agreed voluntarily to waive 0.10% of Other Expenses. These voluntary fee waivers are expected to continue through December 31, 2010 but may be terminated at any time.

*	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.

Additional
Information

Dividends
and Capital Gains
Dividends are paid
monthly; capital gains,
if any, are paid
annually.

Investment Adviser
Cavanal Hill Investment
Management, Inc.
Tulsa, OK

Inception Date
September 28, 1990

Net Assets as of
December 1, 2009
$20 million

Suitable for IRAs
Yes

Minimum Initial
Investment
$1,000 (Investor)
$100,000 (Institutional)

Cavanal Hill
Fund Number
006 (Investor)
045 (Institutional)

Cusip Number
14956P752 (Investor)
14956P745 (Institutional)

Ticker Symbol
APFBX (Investor)
AIFBX (Institutional)

PROSPECTUS

Intermediate Bond Fund (continued)

Fees and Expenses (continued)

Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:

	Investor	Institutional
	Shares	Shares

Investment Advisory Fees	0.20%	0.20%
Distribution/Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Fees	0.01%	0.25%
Other Expenses	0.43%	0.43%
Total Direct Annual Fund Operating Expenses	0.89%	0.88%
Less Contractual Fee Waivers	0.00%	–0.25%
Net Total Direct Annual Fund Operating Expenses	0.89%	0.63%
Acquired Fund Fees and Expenses*	0.02%	0.02%
Total Direct and Acquired Fund Annual Operating Expenses	0.91%	0.65%

*	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. The estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investor Shares	$163	$505	$871	$1,900
Institutional Shares	$112	$403	$715	$1,602

PROSPECTUS

FUND SUMMARIES

Bond Fund

Investment Objective

To seek total return by investing primarily in an actively managed, diversified portfolio of short, intermediate, and long-term bonds and other fixed income securities.

Principal Investment Strategy

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, and derivatives including mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase.

U.S. government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued GSEs, which may be agencies or instrumentalities of the U.S. government, but are neither issued nor guaranteed as to principal and interest by the U.S. Treasury. U.S. government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Ginnie Mae. U.S. government securities issued by GSEs that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include FHLB, TVA, and mortgage-backed securities issued by Fannie Mae and Freddie Mac. FFCB is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the U.S. Treasury.

While there are different degrees of credit quality, U.S. government securities and securities issued by GSEs generally are considered highly credit worthy.

Credit Quality:
A bond’s credit quality depends on the issuer’s ability to pay interest on the bond and to repay the debt. Bonds issued or backed by the U.S. government offer maximum credit protection; bonds issued or backed by foreign governments can carry considerably more risk. The lower the bond’s credit rating by a rating agency (for example, Moody’s or Standard & Poor’s), the greater the chance that the bond issuer will default, or fail to meet its payment obligations.

PROSPECTUS

Bond Fund (continued)

The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security. The Fund will seek to increase the value of your investment through a combination of income and capital gains.

The Fund will generally maintain a dollar-weighted average portfolio maturity of three to ten years. The average portfolio maturity will fluctuate depending on the outlook for interest rate changes. The ability to change the average portfolio maturity allows the Fund to meet its investment objective.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances the Fund invests at least 80% of its assets in bonds. This policy will not be changed without at least 60 days’ prior notice to shareholders.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

Bond Maturities:

A bond is issued with a specific maturity date — the date when the bond’s issuer, or seller, must pay back the bond’s initial value. Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond’s maturity, the more risk you, as a bond investor, face as interest rates rise. Long-term bonds are more suitable for investors willing to take greater risks; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

PROSPECTUS

FUND SUMMARIES

Bond Fund (continued)

Interest Rates:
One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond’s value generally declines.

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund invests in securities believed to pose minimal credit risk, losses due to credit risk resulting in a decline in the value of your investment is minimized. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund’s yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

PROSPECTUS

Bond Fund (continued)

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Prepayment/Call Risk — Prepayment risk is the chance that the repayment of an obligation will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — its high-yielding bond before the bond’s maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. It may also lose any premium paid for the bond. Changes in prepayment/call rates can result in greater price and yield volatility.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

-	Management Risk — There is no guarantee that the investment techniques and risk analyses

PROSPECTUS

FUND SUMMARIES

Bond Fund (continued)

used by the Funds’ portfolio managers will produce the desired results.

-	Municipal Risk — Municipal Risk — Municipal risk involves the possibility that the Fund’s performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

-	Mortgage Market Risk — The mortgage market in the United States has recently experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Losses on mortgage loans (especially subprime and second-lien mortgage loans) and increased investor yield requirements have led to reduced demand for mortgage loans and limited liquidity in the secondary market for some mortgage-related securities.
For More information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PROSPECTUS

Bond Fund (continued)

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year.* The returns for Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

ANNUAL TOTAL RETURNS (Periods Ended 12/31)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/09 to 9/30/09 was 12.60%.

Best Quarter:	Q4	2000	4.16%
Worst Quarter:	Q4	2008	–6.50%

PROSPECTUS

FUND SUMMARIES

Bond Fund (continued)

This table compares the Fund’s average annual total returns for periods ended December 31, 2008 to those of the Barclays Capital U.S. Aggregate Bond Index.

 AVERAGE ANNUAL TOTAL RETURNS
(Periods Ended 12/31/08)

	1 Year	5 Years	10 Years

Investor Shares Return Before Taxes[1]	(13.02)%	0.42%	3.42%

Return After Taxes on Distributions*,1	(14.71)%	(1.25)%	1.31%

Return After Taxes on Distributions and Sale of Fund Shares*,1	(8.27)%	(0.53)%	1.70%

Institutional Shares[2] Return Before Taxes	(12.80)%	0.57%	3.50%

Barclays Capital U.S. Aggregate Bond Index[3] (reflects no deduction for expenses, fees or taxes)	5.24%	4.65%	5.63%

*	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

[1]	Prior to January 1, 2006, a maximum sales charge of 3.00% was imposed. This sales charge is not reflected in the total return figures.

[2]	Institutional Shares were not in existence before December 30, 2005. Performance information for periods before December 30, 2005 is based on the performance of the Investor Shares. Unlike Institutional Shares, Investor Shares impose a distribution/service (12b-1) fee which is reflected in the performance information. Accordingly, had the Institutional Shares of the Fund been offered for periods before December 30, 2005, the performance information would have been different as a result of lower annual operating expenses.

[3]	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government securities, government agency securities, corporate, and mortgage-backed securities with maturities between one and ten years.

PROSPECTUS

Bond Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that are deducted from Fund assets.

	Investor	Institutional
	Shares	Shares

Investment Advisory Fees†	0.55%	0.55%
Distribution/Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Fee‡†	0.25%	0.25%
Other Expenses†	0.55%	0.55%
Total Direct Annual Fund Operating Expenses†‡	1.60%	1.35%
Less Contractual Fee Waivers‡	0.00%	–0.25%
Net Total Direct Annual Fund Operating Expenses	1.60%	1.10%
Acquired Fund Fees and Expenses*	0.01%	0.01%
Total Direct and Acquired Fund Annual Operating Expenses	1.61%	1.11%

‡	For the period through December 31, 2010, the Distributor has contractually agreed to waive all Shareholder Servicing Fees paid by Institutional Shares.
†	The Adviser has voluntarily agreed to waive 0.35% of its Investment Advisory Fees. For Investor Shares, the Distributor has voluntarily agreed to cap Shareholder Servicing Fees at 0.10%, however, for the year ended August 31, 2009, the effective rate charged for Shareholder Servicing Fees was 0.01%. The Administrator has agreed voluntarily to waive 0.10% of Other Expenses. These voluntary fee waivers are expected to continue through December 31, 2010 but may be terminated at any time.
*	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.

Additional
Information

Dividends
and Capital Gains
Dividends are paid
monthly; capital gains, if
any, are paid annually.

Investment Adviser
Cavanal Hill Investment
Management, Inc.
Tulsa, OK

Inception Date
September 28, 1990

Net Assets as of
December 1, 2009
$24 million

Suitable for IRAs
Yes

Minimum Initial
Investment
$1,000 (Investor)
$100,000 (Institutional)

Cavanal Hill
Fund Number
005 (Investor)
046 (Institutional)

Cusip Number
14956P869 (Investor)
14956P851(Institutional)

Ticker Symbol
APBDX (Investor)
AIBNX (Institutional)

PROSPECTUS

FUND SUMMARIES

Bond Fund (continued)

Fees and Expenses (continued)

Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:

	Investor	Institutional
	Shares	Shares
Investment Advisory Fees	0.20%	0.20%
Distribution/Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Fees	0.01%	0.25%
Other Expenses	0.45%	0.45%
Total Direct Annual Fund Operating Expenses	0.91%	0.90%
Less Contractual Fee Waivers	0.00%	–0.25%
Net Total Direct Annual Fund Operating Expenses	0.91%	0.65%
Acquired Fund Fees and Expenses*	0.01%	0.01%
Total Direct and Acquired Fund Annual Operating Expenses	0.92%	0.66%

*	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. The estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investor Shares	$164	$508	$876	$1,911
Institutional Shares	$113	$406	$721	$1,613

PROSPECTUS

Intermediate Tax-Free Bond Fund

Investment Objective

To seek current income, consistent with the preservation of capital, that is exempt from federal income taxes, by investing in a diversified portfolio of intermediate term bonds and other fixed income securities.

Principal Investment Strategy

To pursue its objective, the Fund invests at least 65% of its assets in municipal bonds and debentures that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. As a matter of fundamental policy the Fund invests, under normal circumstances, at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax. Additionally, the Fund will normally invest at least 80% of its assets in bonds which pay interest that is not subject to federal alternative minimum tax for shareholders who are individuals. The Fund invests in municipal securities which are within the three highest rating groups assigned by a nationally recognized statistical ratings organization (NRSRO), in the case of bonds; rated within the highest ratings category assigned by an NRSRO (e.g., “A” or better by S&P or “A” or better by Moody’s), in the case of notes (e.g., “SP-1” by S&P or “MIG-1” by Moody’s); rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper (e.g., “A-1” or higher by S&P or “Prime-1” by Moody’s); or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations e.g., “VMIG-1” by Moody’s).

Credit Quality:

A bond’s credit quality depends on the issuer’s ability to pay interest on the bond and to repay the debt. Bonds issued or backed by the U.S. government offer maximum credit protection; bonds issued or backed by foreign governments can carry considerably more risk. The lower the bond’s credit rating by a rating agency (for example, Moody’s or Standard & Poor’s), the greater the chance that the bond issuer will default, or fail to meet its payment obligations.

Municipal Bonds:

Securities issued by state and local governments and regional governmental authorities as a way of raising money for public construction projects (for example, highways, airports, or housing); for operating expenses; or for loans to public institutions and facilities.

PROSPECTUS

FUND SUMMARIES

Intermediate Tax-Free Bond Fund (continued)

The Fund will generally invest in two principal classifications of municipal securities: general obligation securities and revenue securities. The Fund will also utilize credit enhancers. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

Credit Enhancer:
Debt issuers utilize credit enhancers to raise the credit rating of their offerings, thereby lowering their interest costs. A municipality may have its bond insured by a large insurance company and a corporate bond issuer may arrange for a bank letter of credit to back its issue.

General Obligation
Securities and Revenue Securities:

General obligation securities are municipal securities backed by the full faith and credit and taxing power of a municipality for the payment of their principal and interest. In contrast, revenue securities are municipal securities issued to finance public works and payable only from the revenues derived from the project being financed.

PROSPECTUS

Intermediate Tax-Free Bond Fund (continued)

The Fund, under normal circumstances, invests at least 80% of its assets in bonds and maintains a dollar-weighted average maturity between three to ten years. These policies will not be changed without at least 60 days’ prior notice to shareholders. The average portfolio maturity will fluctuate depending on the outlook for interest rate changes. The ability to change the average portfolio maturity allows the Fund to meet its investment objective.

In managing the portfolio, the portfolio management team use a “top down” investment management approach focusing on actual or anticipated changes or trends in interest rates, the financial markets, or the economy.

In addition to the securities described above, the Fund may invest in other debt securities.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

Interest Rates:
One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond’s value generally declines.

Bond Maturities:

A bond is issued with a specific maturity date — the date when the bond’s issuer, or seller, must pay back the bond’s initial value. Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond’s maturity, the more risk you, as a bond investor, face as interest rates rise. Long-term bonds are more suitable for investors willing to take greater risks; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

PROSPECTUS

FUND SUMMARIES

Intermediate Tax-Free Bond Fund (continued)

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

-	Credit Enhancement Risk — Credit enhancement risk involves the possibility that a “credit enhancer,” such as a letter of credit, declines in quality and therefore leads to a decrease in the value of the Fund’s investments.

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund invests in securities believed to pose minimal credit risk, losses due to credit risk resulting in a decline in the value of your investment is minimized. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund’s yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in

PROSPECTUS

Intermediate Tax-Free Bond Fund (continued)

interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Prepayment/Call Risk — Prepayment risk is the chance that the repayment of an obligation will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — its high-yielding bond before the bond’s maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. It may also lose any premium paid for the bond. Changes in prepayment/call rates can result in greater price and yield volatility.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Municipal Risk — Municipal risk involves the possibility that the Fund’s performance may be affected by political and economic factors at the

PROSPECTUS

FUND SUMMARIES

Intermediate Tax-Free Bond Fund (continued)

state, regional or national level. Those factors may include budgetary problems and declining tax bases.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PROSPECTUS

Intermediate Tax-Free Bond Fund (continued)

Performance Information
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the Fund’s performance from year to year.* The returns for Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

ANNUAL TOTAL RETURNS (Periods Ended 12/31)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/09 to 9/30/09 was 7.71%.

Best Quarter:	Q3	2002	3.92%
Worst Quarter:	Q2	1999	−1.88%

PROSPECTUS

FUND SUMMARIES

Intermediate Tax-Free Bond Fund (continued)

This table compares the Fund’s average annual total returns for periods ended December 31, 2008 to those of the Barclays Capital Municipal Bond Index.

AVERAGE ANNUAL TOTAL RETURNS
(Periods Ended 12/31/08)

	1 Year	5 Years	10 Years

Investor Shares Return Before Taxes[1]	3.88%	2.89%	3.80%

Return After Taxes on Distributions*,1	3.86%	2.84%	3.75%

Return After Taxes on Distributions and Sale of Fund Shares*,1	3.72%	2.94%	3.78%

Institutional Shares[2] Return Before Taxes	4.13%	3.07%	3.89%

Barclays Capital Municipal Bond Index[3] (reflects no deduction for expenses, fees or taxes)	(2.47)%	2.71%	4.26%

*	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Funds shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemptions, as well as the effect of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such IRA or 401(k) plans.

[1]	Prior to January 1, 2006, a maximum sales charge of 2.50% was imposed. This sales charge is not reflected in the total return figures.

[2]	Institutional Shares were not in existence before December 30, 2005. Performance information for periods before December 30, 2005 is based on the performance of the Investor Shares. Unlike Institutional Shares, Investor Shares impose a distribution/service (12b-1) fee which is reflected in the performance information. Accordingly, had the Institutional Shares of the Fund been offered for periods before December 30, 2005, the performance information would have been different as a result of lower annual operating expenses.

[3]	The Barclays Capital Municipal Bond Index is an unmanaged index considered to be representative of the municipal bond market as a whole.

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Intermediate Tax-Free Bond Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that are deducted from Fund assets.

	Investor	Institutional
	Shares	Shares
Investment Advisory Fees†	0.55%	0.55%
Distribution/Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Fees‡†	0.25%	0.25%
Other Expenses†	0.48%	0.48%
Total Direct Annual Fund Operating Expenses†‡	1.53%	1.28%
Less Contractual Fee Waivers‡	0.00%	−0.25%
Net Total Direct Annual Fund Operating Expenses	1.53%	1.03%
Acquired Fund Fees and Expenses*	0.02%	0.02%
Total Direct and Acquired Fund Annual Operating Expenses	1.55%	1.05%

‡	For the period through December 31, 2010, the Distributor has contractually agreed to waive all Shareholder Servicing Fees paid by Institutional Shares.
†	The Adviser has voluntarily agreed to waive 0.35% of its Investment Advisory Fees. For Investor Shares, the Distributor has voluntarily agreed to cap Shareholder Servicing Fees at 0.10%, however, for the year ended August 31, 2009, the effective rate charged for Shareholder Servicing Fees was 0.01%. The Administrator has agreed voluntarily to waive 0.10% of Other Expenses. These voluntary fee waivers are expected to continue through December 31, 2010 but may be terminated at any time.
*	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. The estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.

Additional
Information

Dividends
and Capital Gains
Dividends are paid monthly; capital gains, if any, are paid annually.

Investment Adviser
Cavanal Hill Investment Management, Inc.
Tulsa, OK

Inception Date
May 29, 1992

Net Assets as of
December 1, 2009
$37 million

Suitable for IRAs
No

Minimum Initial
Investment
$1,000 (Investor)
$100,000 (Institutional)

Cavanal Hill
Fund Number
003 (Investor)
044 (Institutional)

Cusip Number
14956P737 (Investor)
14956P729 (Institutional)

Ticker Symbol
APTFX (Investor)
AITEX (Institutional)

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FUND SUMMARIES

Intermediate Tax-Free Bond Fund (continued)

Fees and Expenses (continued)

Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:

	Investor	Institutional
	Shares	Shares
Investment Advisory Fees	0.20%	0.20%
Distribution/Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Fees	0.01%	0.25%
Other Expenses	0.38%	0.38%
Total Direct Annual Fund Operating Expenses	0.84%	0.83%
Less Contractual Fee Waivers	0.00%	–0.25%
Net Total Direct Annual Fund Operating Expenses	0.84%	0.58%
Acquired Fund Fees and Expenses*	0.02%	0.02%
Total Direct and Acquired Fund Annual Operating Expenses	0.86%	0.60%

*	Because the Fund invests in other funds, it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. The estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investor Shares	$158	$490	$845	$1,845
Institutional Shares	$107	$387	$689	$1,546

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CAVANAL HILL FUNDS

Your Account

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value (“NAV”) next calculated after the account is closed.

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YOUR ACCOUNT

Opening an Account

1.	Read this prospectus carefully.

2.	Determine how much you want to invest. Investors may purchase Investor Shares and Institutional Shares of the Funds at the net asset value without a sales charge.

Investor Shares and Institutional Shares may be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

The minimum investment for each class of the Funds is as follows:

Investor Shares

-	Initial Purchase: $1,000 for each Fund

-	Additional Purchases: $100 for each Fund

These minimums may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, qualified pension plans, similar plans, or other employer plans. Investor Shares offer an Auto Invest Plan, for which the minimum investment is $100. Please refer to the section titled “Additional Investor Services.”

  Institutional Shares

-	Initial Purchase: $100,000 for each Fund

-	Additional Purchases: $100 for each Fund

3.	Complete the appropriate parts of the Account Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

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Buying Shares

OPENING AN ACCOUNT		ADDING TO AN ACCOUNT
By Mail
-	Make out a personal check or bank draft for the investment amount (at least $1,000 for Investor Shares or $100,000 for Institutional Shares), payable to the Cavanal Hill Funds.	-	Make out a personal check or bank draft for the investment amount (at least $100 for either Investor Shares or Institutional Shares), payable to the Cavanal Hill Funds.
-	Deliver the check or bank draft and your completed Account Registration Form to the Funds’ Custodian at Bank of Oklahoma, N.A., Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.	-	Deliver the check or bank draft and investment slip attached to your account statement (or, if unavailable, provide the Fund name, amount invested, account name, and account number) to the Funds’ Custodian at Bank of Oklahoma, N.A., Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

By Overnight Mail
-	Make out a personal check or bank draft for the investment amount (at least $1,000 for Investor Shares or $100,000 for Institutional Shares), payable to the Cavanal Hill Funds.	-	Make out a personal check or bank draft for the investment amount (at least $100 for either Investor Shares or Institutional Shares), payable to the Cavanal Hill Funds.
-	Deliver the check or bank draft and your completed Account Registration Form to c/o Citi Fund Services, Attn: T.A. Operations, Cavanal Hill Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.	-	Deliver the check or bank draft and investment slip attached to your account statement (or, if unavailable, provide the Fund name, amount invested, account name, and account number) to c/o Citi Fund Services, Attn: T.A. Operations, Cavanal Hill Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

All purchases made by check should be in U.S. dollars.
Third party checks, credit card checks, starter checks on initial purchases, traveler’s checks, money orders or cash will not be accepted.

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YOUR ACCOUNT

OPENING AN ACCOUNT		ADDING TO AN ACCOUNT
By Telephone or Wire Transfer
-	Call (800) 762-7085 for instructions on opening an account by wire transfer.	-	Deliver your completed Account Registration Form to the Funds at: c/o Citi Fund Services Attn: T.A. Operations 3435 Stelzer Rd. Columbus, OH 43219-3035.
		-	To place an order by telephone call the Funds at (800) 762-7085 for instructions on purchasing additional shares by wire transfer.
		-	Your bank may charge a fee to wire funds.

By Electronic Funds Transfer
-	Your bank must participate in the Automated Clearing House and must be a U.S. bank.	-	Establish the electronic purchase option on your Account Registration Form or call (800) 762-7085.
		-	Call (800) 762-7085 to arrange an electronic purchase.
		-	Your bank may charge a fee to electronically transfer funds.

PROSPECTUS

Selling Shares

TO SELL SOME OR ALL OF YOUR SHARES
By Mail
- Accounts of any type. - Sales of any amount.	- Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
- Include the account owner signature(s).
- Mail the materials to the Funds’ Custodian at Bank of Oklahoma, N.A., Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.
- A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Overnight Mail
- Accounts of any type. - Sales of any amount.	- Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
- Include the account owner signature(s).
- Mail the materials to Cavanal Hill Funds, c/o Citi Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.
- A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

PROSPECTUS

YOUR ACCOUNT

TO SELL SOME OR ALL OF YOUR SHARES
By Phone
- Accounts of any type. - Sales of any amount.	- Call (800) 762-7085 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

By Wire
- Accounts of any type which have elected the wire option on the Account Registration Form. - Sales of any amount.
- Call (800) 762-7085 to request a wire transfer.
- If you call by 4 p.m. Eastern time* on any Business Day (as described in “Transaction Policies”), your payment will normally be wired to your bank on the next Business Day.
- The Fund reserves the right to charge a wire fee.
- Your bank may charge a fee to wire funds.

By Electronic Funds Transfer
- Accounts of any type. - Sales of any amount. - Shareholders with accounts at a U.S. bank which participates in the Automated Clearing House.
- Call (800) 762-7085 to request an electronic funds transfer.
- If you call by 4 p.m. Eastern time* on any Business Day (as described in “Transaction Policies”), the NAV of your shares will be determined on the same day and you will receive your proceeds within a week after your request is received.
- Your bank may charge a fee to electronically transfer funds.

*	On any Business Day (as defined in “Transaction Policies”) that the bond markets close early, redemption or exchange orders must be received by 12 noon Eastern time to receive that day’s NAV.

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Selling Shares in Writing. In certain circumstances, you may need to include a medallion signature guarantee, which protects you against fraudulent orders. You will need a medallion signature guarantee unless:

-	the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

-	the redemption proceeds are being wired according to bank instructions currently on your account.

You should be able to obtain your medallion signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a medallion signature guarantee.

Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at NAV if your account balance in any Fund drops below $500. Before a Fund exercises its right to redeem your shares you will be given at least sixty days’ written notice to give you time to add to your account and avoid selling your shares.

Postponement of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange (“NYSE”) is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under “Selling Your Shares”.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund’s net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist (in whole or in part) of securities equal in market value to your shares. When you convert these securities to cash, you will pay transaction charges.

Undeliverable Redemption and Distribution Checks. If distribution or redemption checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for

PROSPECTUS

YOUR ACCOUNT

six months will be cancelled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

Payments to Financial Intermediaries

The Funds and their affiliated service providers may pay fees as described below to broker-dealers and other financial institutions, including affiliates of Cavanal Hill Investment Management, Inc. (“Cavanal Hill Investment Management” or the “Adviser”), whose customers are shareholders of the Funds.

Distribution/Service (12b-1) Fees

The Funds have adopted a plan under Rule 12b-1 that allows each Fund to pay distribution and service fees to the Distributor for the sale and distribution of its Investor Shares and for services provided to shareholders. When the Distributor receives these fees, it may pay some or all of them to financial intermediaries whose customers purchase shares of the Funds, including financial intermediaries that are affiliates of the Adviser and Distributor. Because these fees are paid out of a Fund’s assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The distribution fee for the Investor Shares is 0.25% of the average daily net assets of the Investor Shares of a Fund.

Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan, under which the Funds may enter into agreements with certain financial intermediaries who will provide certain support services to the Funds’ shareholders. For performing these services, Shareholder Servicing Agents may receive an annual fee of up to 0.25% of the average daily net assets of the Investor and Institutional Shares of each Fund. For Institutional Shares, the Adviser has contractually agreed to waive the entire Shareholder Servicing Fee through December 31, 2010. For Investor Shares, Cavanal Hill Investment Management has agreed voluntarily to cap the Shareholder Servicing Fee at 0.10% of average daily net assets. This voluntary fee cap is expected to continue until December 31, 2010, but may be terminated at any time. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees. “Shareholder Servicing Agents” may include investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of the Adviser. The Funds have entered into agreements under the Shareholder Servicing Plan with the Bank of Oklahoma, N.A., the owner of the Adviser, and may enter into agreements under the Shareholder Servicing Plan with other banks that are affiliates of the Bank of Oklahoma, N.A., to provide financial intermediary services to the Funds’ shareholders in exchange for payments by the Funds for such services under the Shareholder Servicing Plan.

PROSPECTUS

Distribution and Shareholder Servicing Arrangements — Revenue Sharing

The Adviser, and from time to time affiliates of the Adviser, at their own expense and out of their own legitimate profits, provide cash incentives to Shareholder Servicing Agents in connection with the sale, distribution, retention and/or servicing of the shares of the Funds. These additional cash incentives, sometimes referred to as “revenue sharing arrangements,” are over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing or access to sales meetings, sales representatives and Shareholder Servicing Agent management representatives. These payments are negotiated and may be based on such factors as: the number or value of shares that the Shareholder Servicing Agent sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the Shareholder Servicing Agent. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of shares sold. These payments may be significant and may create an incentive for Shareholder Servicing Agents or their agents to recommend or sell shares of the Funds to you. If you have purchased shares of a Fund through an Shareholder Servicing Agent, please speak with that agent to learn more about any payments it receives from the Adviser and/or its affiliates, as well as fees and/or commissions the agent charges. You should also consult disclosures made by your Shareholder Servicing Agent at the time of purchase. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus, and will not change the NAV or the price of a Fund’s shares, because they are not paid by the Funds.

Exchanging Shares

How to Exchange Your Shares. Shares of any Cavanal Hill Bond Fund may be exchanged for the same class of shares of any Cavanal Hill Fund. The exchange will be made on the basis of the relative net asset values of the shares exchanged. Investor Shares may be exchanged for Investor Shares of another Fund, or Institutional Shares of the same Fund if you become eligible to purchase Institutional Shares. The Funds reserve the right to redeem Institutional Shares in the event that a shareholder no longer meets the minimum investment requirements. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days’ notice to shareholders.

A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219-3035. Any shareholder who wishes to make an exchange must have received a current

PROSPECTUS

YOUR ACCOUNT

Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

Transaction Policies

Calculation of Net Asset Value. The NAV per share of a Fund is determined by dividing the total market value of the Fund’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.

Valuation of Shares – Bond Funds.

-	The NAV of each of the Bond Funds is determined on each Business Day as of the close of regular trading of the NYSE (generally 4 p.m. Eastern time) on each day in which the NYSE is open for regular trading and the Federal Reserve Bank of Kansas City is open (a “Business Day”). On any Business Day that the bond markets close early, the Funds will close for trading at 12 noon Eastern time. Purchase, redemption, and exchange orders must be received by 12 noon Eastern time on those days to receive that day’s NAV.

-	The assets in each of the Bond Funds are valued at market value, other than short-term fixed income securities, which are valued at amortized cost. If market quotations are not readily available, the securities will be valued at fair value by the Funds’ Pricing Committee. For further information about valuation of investments, see the Statement of Additional Information.

Buy and Sell Prices. When you buy shares, you pay the NAV next determined after your order is received by the Fund or its designated agent. When you sell shares, you receive the NAV next determined after your order is received by the Fund or its designated agent.

Fair Value Pricing Policies. A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Funds’ Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Funds’ Pricing Committee, under the general supervision of the Board of Trustees, will employ certain methodologies to determine a fair value for the securities. Fair value pricing should result in a more accurate determination of a Fund’s NAV price, which should eliminate the potential for arbitrage in a Fund.

A “significant event” is one that occurred before the valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Funds’ foreign investments are generally limited to debt securities issued by

PROSPECTUS

foreign banks and foreign branches or subsidiaries of U.S. banks. Thus, the situations in which the Funds will be required to fair value price because of a significant event are limited.

Market Timing. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Funds because of market timing strategies, we have adopted certain policies and procedures. Exchanges between Funds are limited to three in any calendar quarter. We also reserve the right to suspend any account in which we have identified a pattern of excessive or abusive trading. Such accounts will be prohibited from engaging in additional purchase and exchange transactions.

We cannot guarantee that we will detect every market timer because of the limitations inherent in our technological systems. Our ability to monitor trades in omnibus accounts in particular is extremely limited and we will not be able to detect market timing activities in such accounts.

We will apply our policies and procedures related to market timing uniformly to all Fund shareholders. We reserve the right to modify our policies and procedures related to market timing at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Additional Investor Services

Auto Invest Plan (AIP). AIP lets you set up periodic additional investments in the Investor Shares of the Funds of your choice through automatic deductions from your bank account. The plan is not available for Institutional Shares. The minimum investment amount is $100 per month or quarter per Fund. To participate in the AIP, complete the appropriate section in the Account Registration Form. The minimum initial investment in the AIP is $100 and the minimum for subsequent investments is $50. To participate in the AIP from your bank account, please attach a voided check to your Account Registration Form.

Directed Dividend Option. By selecting the appropriate box in the Account Registration Form, you can elect to receive your distributions via check or have distributions (capital gains and dividends) reinvested in another Cavanal Hill Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you. The Fund may modify or terminate this directed dividend option without notice. You can change or terminate your participation in the directed dividend option at any time.

Systematic Withdrawal Plan (SWP). If you have at least $10,000 in your account, you may use SWP, which allows you to receive regular distributions from your account. The plan is only available for Investor Shares. Under the plan you may

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YOUR ACCOUNT

elect to receive automatic payments via check of at least $100 per Fund or more on a monthly or quarterly basis. You may arrange to receive regular distributions from your account via check by completing the appropriate section in the Account Registration Form and attaching a voided check or by calling (800) 762-7085. The maximum withdrawal per year is 12% of the account value at the time of election.

Dividends and Capital Gains

As a mutual fund shareholder, you may receive capital gain, income from your investment, or both. The Bond Funds declare dividends daily and pay dividends monthly. The Funds will distribute net investment income and net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, at least once a year.

We will automatically reinvest any income and capital-gain distributions to which you are entitled in additional shares of the applicable Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a written request, including your name and account number, to:

Cavanal Hill Funds
c/o BOSC, Inc.
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, OK 74172

Such a request will become effective for distributions having record dates after the date on which our Distributor receives your request. The taxation of dividends will not be affected by the form in which you receive them.

Taxes

Your mutual-fund investments may have a material impact on your tax situation. We have summarized some of the main tax implications that you should know below. Note, however, that the following provides only a general description. The information contained herein will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes. Please consult your tax adviser to see how investing in the Fund(s) will affect your own tax situation.

-	Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number and certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distribution that you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds that you would normally receive from selling Fund shares.

Each Fund will distribute, at least annually, substantially all of its net investment income and net capital gain. We will send you a statement each year showing the

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tax status of all your distributions that you receive from us. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual-fund investing in our Statement of Additional Information.

-	Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gain that the Fund earned before you invested in it (and thus were included in the price you initially paid for your shares).

For federal income tax purposes, distributions of net investment income (other than distributions that are properly designated as exempt-interest dividends, which are discussed below) that you receive from a Fund generally are taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of net investment income that are properly designated by a Fund as derived from “qualified dividend income” (as further defined in the Statement of Additional Information) will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that holding-period and certain other requirements are met at both the shareholder and Fund levels. Dividends of net investment income that are not designated as derived from qualified dividend income will be taxable as ordinary income. The Funds do not expect a significant portion of Fund distributions to be derived from qualified divided income.

If at the close of each quarter, at least 50% of the value of a Fund’s total assets consists of tax-exempt interest obligations, the Fund will be eligible to designate distributions of interest derived from such obligations as “exempt-interest dividends.” The Intermediate Tax-Free Bond Fund intends to distribute a majority of its income as exempt-interest dividends. These dividends generally are excludable from a shareholder’s gross income for federal income tax purposes, although they might result in liability for the federal alternative minimum tax (both for individual and corporate shareholders) and for state and local tax purposes. You should consult your tax adviser concerning your own tax situation. Additionally, the receipt of exempt-interest dividends might cause recipients of social security or railroad retirement benefits to be taxed on a portion of such benefits. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Intermediate Tax-Free Bond Fund might have on the federal taxation of your benefits.

Taxes on distributions from a Fund of capital gain are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of gain from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income (regardless of how long you have owned shares in the Fund). Distributions of net capital gain from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital-gain dividends will be taxable as long-term capital gain (regardless of how long you have owned shares in the Fund). Capital gain of a corporate shareholder is

PROSPECTUS

YOUR ACCOUNT

taxed at the same rate as ordinary income. The Intermediate Tax-Free Bond Fund does not expect to realize significant capital gain.

-	Tax Consequences of Selling or Exchanging Shares. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term capital gain, depending upon how long you have held your shares and assuming the shares are held as capital assets.

-	State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on any capital gains, if any, you realize from selling or exchanging Fund shares. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

-	Tax Consequences of Certain Fund Investments. A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, and derivative securities might require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund might be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including at times when it is not advantageous to liquidate such investments.

The portfolio management team of the Funds does not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gain as a by-product of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

The above is a general summary of the tax implications of investing in the Funds. Please consult your tax adviser to determine whether these considerations are relevant to your particular investments and tax situation as well as to obtain more information on your own tax situation, including possible foreign, state and local taxes. More information about taxes is contained in our Statement of Additional Information.

Additional Information about the Funds

Disclosure of Portfolio Holdings. Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.

Investment in Exchange-Traded Funds. The Cavanal Hill Bond Funds may each invest in index-based exchange-traded funds, such as iShares® Trust and iShares®, Inc. (“iShares®”).*

*	iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in an iShares® Fund.

iShares® is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock

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market index or a group of stock markets in a particular geographic area. Thus, investment in iShares® offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See “Investment Practices and Risks” for information regarding the risks associated with investment in an exchange-traded fund.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Funds may invest in iShares® in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

Investments in Investment Companies. For purposes of the Funds’ 80% policies, the Funds will “look through” investments in investment companies, such as iShares®, and will include such investments in their respective percentage totals.

Brokers, Dealers and Agents. Please note that (i) investors may be charged fees — in addition to those assessed by the Funds — if they effect transactions through a Shareholder Servicing Agent, (ii) the Funds have and may from time to time authorize one or more Shareholder Servicing Agents to receive on their behalf purchase and redemption orders, and Shareholder Servicing Agents so authorized may also be authorized to designate other agents to receive purchase and redemption orders on the Funds’ behalf, (iii) with respect to orders received by a Shareholder Servicing Agent authorized to receive purchase and redemption orders on the Funds’ behalf, the Fund will be deemed to have received an order when an authorized agent, or, if applicable, such agent’s authorized designee, receives the order, and (iv) unless restricted by the Investment Company Act of 1940 (“1940 Act”) and the rules of the SEC under the 1940 Act, customer orders will be priced at the Funds’ NAV next computed after such orders are received by an authorized agent or such authorized agent’s authorized designee.

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CAVANAL HILL FUNDS

Investment Management

Investment Adviser

Investment advisory services are provided to each of the Funds by Cavanal Hill® Investment Management, Inc. (“Cavanal Hill Investment Management” or the “Adviser”), pursuant to an Investment Advisory Agreement. The Adviser is a separate, wholly-owned subsidiary of the Bank of Oklahoma, N.A (“BOK”). It began serving as Investment Adviser to the Funds on May 12, 2001. The Adviser, subject to the general supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. Cavanal Hill Investment Management is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2009, Cavanal Hill Investment Management had approximately $4.6 billion in assets under management.

BOK is a subsidiary of BOK Financial Corporation (“BOK Financial”). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provide a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries. As of September 30, 2009, BOK Financial and its subsidiaries had approximately $11.2 billion in assets under management in total.

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The aggregate Investment Advisory Fees paid to the Adviser, after voluntary fee reductions, by the Funds for the fiscal year ended August 31, 2009, were as follows:

% OF AVERAGE
FUND	NET ASSETS

- Short-Term Income Fund	0.15%
- Intermediate Bond Fund	0.20%
- Bond Fund	0.20%
- Intermediate Tax-Free Bond Fund	0.20%

A discussion regarding the basis for the Board of Trustees approving the Investment Advisory Agreement with Cavanal Hill Investment Management is available in the Funds’ annual report to shareholders for the period ended August 31, 2009.

The persons primarily responsible for the day-to-day management of each Fund, as well as their previous business experience, are as follows:

		Portfolio
	Portfolio	Manager of	Recent Professional
Fund	Manager(s)	this Fund Since	Experience

Short-Term Income Fund	J. Brian Henderson	1994	Mr. Henderson serves as Cavanal Hill Investment Management President and has been a portfolio manager with the fixed income team since 1993. He has worked in the investment management industry since 1989 and holds the Chartered Financial Analyst designation.

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INVESTMENT MANAGEMENT

		Portfolio
	Portfolio	Manager of	Recent Professional
Fund	Manager(s)	this Fund Since	Experience

	Michael P. Maurer	2003	Since 2003, Mr. Maurer has been a fixed income fund manager at Cavanal Hill Investment Management. Before joining Cavanal Hill Investment Management, Mr. Maurer was a corporate bond/high yield trader at A.G. Edwards & Sons, Inc., in St. Louis, MO from August 1993 to October 2002. He also performed as a market analyst/debt strategist for A.G. Edwards.
Intermediate Bond Fund	J. Brian Henderson	1993	See above.
	Michael P. Maurer	2003	See above.
Bond Fund	J. Brian Henderson	1993	See above.
	Michael P. Maurer	2003	See above.
Intermediate Tax-Free Bond Fund	J. Brian Henderson	2001	See above.
	Richard A. Williams	2005	Since April 2005, Mr. Williams has been a tax-free fund manager for Cavanal Hill Investment Management, Inc. Before joining Cavanal Hill Investment Management, Mr. Williams was a senior portfolio manager for AMR Investments from August 2000 to March 2005. He began his career on the money market trading desk at Fidelity Investments in Dallas, Texas and has also worked for Koch Industries and Automatic Data Processing.

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Each Fund is managed by a portfolio management team. Each member of the portfolio management team for the Short-Term Income Fund, the Intermediate Bond Fund and the Bond Fund has authority over all aspects of the relevant Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, developing the Fund’s investment strategy, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. Mr. Henderson is the supervisory portfolio manager of the Intermediate Tax-Free Bond Fund, developing the Fund’s investment strategy and Mr. Williams is responsible for the day-to-day investment decisions of the Fund. Additional information regarding each Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of shares in Funds for which they are Portfolio Managers is available in the Statement of Additional Information.

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CAVANAL HILL FUNDS

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of each Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

How to Read the
Financial Highlights Table
This explanation uses the Investor Shares of the Short-Term Income Fund as an example. The Fund began fiscal 2009 with a net asset value (price) of $9.36 per share. During the year, the Fund earned $(0.28) per share from investment activities (net investment income and realized/unrealized gains/losses on investment transactions).

Shareholders received $0.47 per share in the form of dividend distributions. A portion of each year’s distributions may come from the prior year’s income or capital gains.

The earnings ($(0.28) per share) minus the distributions ($0.47 per share) resulted in a share price of $8.61 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was (2.71)% for the year.

As of August 31, 2009, the Fund had $15.88 million in net assets. For the year, its expense ratio after fee waivers was 0.86% ($8.60 per $1,000 net assets); and its net investment income amounted to 5.94% of its average net assets.

PROSPECTUS

 SHORT-TERM INCOME FUND — INVESTOR SHARES

	Year Ended August 31,
	2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$9.36	$10.15	$10.16		$10.17	$10.27

Investment Activities
Net investment income	0.50 (a)	0.50 (a)	0.48		0.38 (a)	0.33
Net realized/unrealized gains (losses) on investments	(0.78)	(0.78)	0.02		(0.03)	(0.07)

Total from Investment Activities	(0.28)	(0.28)	0.50		0.35	0.26

Distributions
Net investment income	(0.45)	(0.48)	(0.45)		(0.36)	(0.36)
Net realized gains from investments	(0.02)	(0.03)	(0.06)		—	—

Total Distributions	(0.47)	(0.51)	(0.51)		(0.36)	(0.36)

Net Asset Value, End of Period	$8.61	$9.36	$10.15		$10.16	$10.17

Total Return*	(2.71)%	(2.96)%	4.92%		3.55%	2.56%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$15,880	$54,053	$94,561		$108,304	$275,968

Ratio of expenses to average net assets	0.86%	0.73%	0.69	%(b)	0.62%	0.54%

Ratio of net investment income to average net assets	5.94%	4.92%	4.58%		3.80%	3.25%

Ratio of expenses to average net assets**	1.61%	1.48%	1.41%		1.18%	1.17%

Portfolio turnover(c)	10%	48%	51%		52%	77%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(a)	Calculated using average shares.
(b)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.75%.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

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FINANCIAL HIGHLIGHTS

 SHORT-TERM INCOME FUND — INSTITUTIONAL SHARES

					Period Ended
	Year Ended August 31,				August 31,
	2009	2008	2007		2006(a)
Net Asset Value, Beginning of Period	$9.36	$10.14	$10.15		$10.13

Investment Activities
Net investment income	0.52 (f)	0.52 (f)	0.52		0.27
Net realized/unrealized gains (losses) on investments	(0.78)	(0.77)	0.01		0.01

Total from Investment Activities	(0.26)	(0.25)	0.53		0.28

Distributions
Net investment income	(0.47)	(0.50)	(0.48)		(0.26)
Net realized gains from investments	(0.02)	(0.03)	(0.06)		—

Total Distributions	(0.49)	(0.53)	(0.54)		(0.26)

Net Asset Value, End of Period	$8.61	$9.36	$10.14		$10.15

Total Return(b)	(2.44)%	(2.61)%	5.32%		2.83%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$30,468	$145,184	$121,232		$155,734

Ratio of expenses to average net assets(c)	0.60%	0.48%	0.43	%(d)	0.44%

Ratio of net investment income to average net assets(c)	6.16%	5.24%	4.84%		4.13%

Ratio of expenses to average net assets*(c)	1.35%	1.23%	1.16%		0.94%

Portfolio turnover(e)	10%	48%	51%		52%

*	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(a)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.49%.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Calculated using average shares.

PROSPECTUS

 INTERMEDIATE BOND FUND — INVESTOR SHARES

	Year Ended August 31,
	2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$9.49	$10.26	$10.23		$10.32	$10.41

Investment Activities
Net investment income	0.51 (a)	0.50	0.46		0.40 (a)	0.36
Net realized/unrealized gains (losses) on investments	(0.94)	(0.80)	0.05		(0.08)	(0.06)

Total from Investment Activities	(0.43)	(0.30)	0.51		0.32	0.30

Distributions
Net investment income	(0.47)	(0.47)	(0.45)		(0.41)	(0.39)
Net realized gains from investments	(0.14)	—***	(0.03)		—	—

Total Distributions	(0.61)	(0.47)	(0.48)		(0.41)	(0.39)

Net Asset Value, End of Period	$8.45	$9.49	$10.26		$10.23	$10.32

Total Return*	(4.15)%	(3.05)%	5.02%		3.17%	2.96%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$10,188	$30,688	$29,869		$27,590	$91,467

Ratio of expenses to average net assets	0.89%	0.79%	0.73	%(b)	0.87%	0.97%

Ratio of net investment income to average net assets	6.14%	4.91%	4.57%		3.87%	3.49%

Ratio of expenses to average net assets**	1.59%	1.48%	1.41%		1.16%	1.17%

Portfolio turnover(c)	21%	36%	31%		29%	44%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
***	Amount rounds to less than $0.005 per share.

(a)	Calculated using average shares.
(b)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.79%.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

PROSPECTUS

FINANCIAL HIGHLIGHTS

 INTERMEDIATE BOND FUND — INSTITUTIONAL SHARES

					Period Ended
	Year Ended August 31,				August 31,
	2009	2008	2007		2006(a)
Net Asset Value, Beginning of Period	$9.50	$10.26	$10.24		$10.25

Investment Activities
Net investment income	0.54 (f)	0.54	0.49		0.30
Net realized/unrealized gains (losses) on investments	(0.94)	(0.80)	0.04		(0.01)

Total from Investment Activities	(0.40)	(0.26)	0.53		0.29

Distributions
Net investment income	(0.50)	(0.50)	(0.48)		(0.30)
Net realized gain from investments	(0.14)	—**	(0.03)		—

Total Distributions	(0.64)	(0.50)	(0.51)		(0.30)

Net Asset Value, End of Period	$8.46	$9.50	$10.26		$10.24

Total Return(b)	(3.89)%	(2.70)%	5.33%		2.87%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$10,675	$46,853	$69,584		$69,711

Ratio of expenses to average net assets(c)	0.62%	0.53%	0.48	%(d)	0.48%

Ratio of net investment income to average net assets(c)	6.36%	5.17%	4.82%		4.37%

Ratio of expenses to average net assets*(c)	1.32%	1.23%	1.15%		0.93%

Portfolio turnover(e)	21%	36%	31%		29%

*	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
**	Amount rounds to less than $0.005 per share.
(a)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.54%.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Calculated using average shares.

PROSPECTUS

 BOND FUND — INVESTOR SHARES

	Year Ended August 31,
	2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$8.63	$9.29	$9.32		$9.52	$9.57

Investment Activities
Net investment income	0.46 (c)	0.47	0.45		0.42	0.39
Net realized/unrealized gains (losses) on investments	(0.40)	(0.68)	(0.01)		(0.19)	(0.01)

Total from Investment Activities	0.06	(0.21)	0.44		0.23	0.38

Distributions
Net investment income	(0.46)	(0.45)	(0.44)		(0.42)	(0.41)
Net realized gains from investments	(0.05)	—	(0.03)		(0.01)	(0.02)

Total Distributions	(0.51)	(0.45)	(0.47)		(0.43)	(0.43)

Net Asset Value, End of Period	$8.18	$8.63	$9.29		$9.32	$9.52

Total Return*	1.17%	(2.47)%	4.84%		2.51%	3.98%

Ratios/Supplemental Data:

Net Assets at end of period (000’s)	$10,182	$20,684	$23,460		$23,876	$51,373

Ratio of expenses to average net assets	0.91%	0.79%	0.77	%(a)	0.86%	0.98%

Ratio of net investment income to average net assets	5.84%	4.99%	4.80%		4.42%	4.09%

Ratio of expenses to average net assets**	1.61%	1.48%	1.44%		1.18%	1.18%

Portfolio turnover(b)	24%	26%	26%		30%	67%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(a)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.83%.
(b)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(c)	Calculated using average shares.

PROSPECTUS

FINANCIAL HIGHLIGHTS

 BOND FUND — INSTITUTIONAL SHARES

					Period Ending
	Year Ended August 31,				August 31,
	2009	2008	2007		2006(a)
Net Asset Value, Beginning of Period	$8.63	$9.28	$9.32		$9.39

Investment Activities
Net investment income	0.48 (f)	0.49	0.46		0.30
Net realized/unrealized gains (losses) on investments	(0.40)	(0.67)	(0.01)		(0.07)

Total from Investment Activities	0.08	(0.18)	0.45		0.23

Distributions
Net investment income	(0.48)	(0.47)	(0.46)		(0.30)
Net realized gain from investments	(0.05)	—	(0.03)		—

Total Distributions	(0.53)	(0.47)	(0.49)		(0.30)

Net Asset Value, End of Period	$8.18	$8.63	$9.28		$9.32

Total Return(b)	1.44%	(2.11)%	5.03%		2.51%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$16,817	$35,232	$42,574		$30,087

Ratio of expenses to average net assets(c)	0.65%	0.53%	0.51	%(d)	0.49%

Ratio of net investment income to average net assets(c)	6.12%	5.29%	5.06%		4.89%

Ratio of expenses to average net assets*(c)	1.35%	1.23%	1.21%		0.94%

Portfolio turnover(e)	24%	26%	26%		30%

*	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(a)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.59%.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Calculated using average shares.

PROSPECTUS

 INTERMEDIATE TAX-FREE BOND FUND — INVESTOR SHARES

	Year Ended August 31,
	2009	2008		2007		2006	2005
Net Asset Value, Beginning of Period	$10.66	$10.48		$10.59		$10.85	$10.99

Investment Activities
Net investment income	0.33 (a)	0.40		0.35		0.34 (a)	0.35
Net realized/unrealized gains (losses) on investments	0.31	0.13		(0.07)		(0.15)	(0.12)

Total from Investment Activities	0.64	0.53		0.28		0.19	0.23

Distributions
Net investment income	(0.33)	(0.35)		(0.38)		(0.31)	(0.34)
Net realized gains from investments	(0.01)	—	***	(0.01)		(0.14)	(0.03)

Total Distributions	(0.34)	(0.35)		(0.39)		(0.45)	(0.37)

Net Asset Value, End of Period	$10.96	$10.66		$10.48		$10.59	$10.85

Total Return*	6.16%	5.18	%(b)	2.64%		1.80%	2.11%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$2,847	$3,061		$3,337		$3,793	$29,630

Ratio of expenses to average net assets	0.83%	0.43	%(b)	0.79	%(c)	0.83%	0.81%

Ratio of net investment income to average net assets	3.08%	3.84	%(b)	3.23%		3.19%	3.22%

Ratio of expenses to average net assets**	1.53%	1.54%		1.46%		1.28%	1.26%

Portfolio turnover(d)	7%	7%		15%		4%	7%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
***	Amount rounds to less than $0.005 per share.
(a)	Calculated using average shares.
(b)	During the period the Sub-Administrator made a voluntary reimbursement to the Fund. Absent this reimbursement, the total return, net expense ratio and net investment income ratio for the year ending August 31, 2008 would have been approximately 4.79%, 0.84% and 3.43%, respectively.
(c)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.85%.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

PROSPECTUS

FINANCIAL HIGHLIGHTS

 INTERMEDIATE TAX-FREE BOND FUND — INSTITUTIONAL SHARES

						Period Ended
	Year Ended August 31,					August 31,
	2009	2008		2007		2006(a)
Net Asset Value, Beginning of Period	$10.67	$10.48		$10.59		$10.61

Investment Activities
Net investment income	0.36 (g)	0.42		0.38		0.24
Net realized/unrealized gains (losses) on investments	0.31	0.15		(0.07)		(0.04)

Total from Investment Activities	0.67	0.57		0.31		0.20

Distributions
Net investment income	(0.36)	(0.38)		(0.41)		(0.22)
Net realized gains from investments	(0.01)	—	**	(0.01)		—

Total Distributions	(0.37)	(0.38)		(0.42)		(0.22)

Net Asset Value, End of Period	$10.97	$10.67		$10.48		$10.59

Total Return(b)	6.42%	5.54	%(c)	2.93%		1.93%

Ratios/Supplemental Data:

Net Assets at end of period (000’s)	$29,956	$13,178		$17,078		$16,412

Ratio of expenses to average net assets(d)	0.58%	0.18	%(c)	0.54	%(e)	0.57%

Ratio of net investment income to average net assets(d)	3.32%	3.95	%(c)	3.59%		3.49%

Ratio of expenses to average net assets*(d)	1.28%	1.29%		1.22%		1.02%

Portfolio turnover(f)	7%	7%		15%		4%

*	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
**	Amount rounds to less than $0.005 per share.
(a)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.
(b)	Not annualized for periods less than one year.
(c)	During the period the Sub-Administrator made a voluntary reimbursement to the Fund. Absent this reimbursement, the total return, net expense ratio and net investment income ratio for the year ending August 31, 2008 would have been 5.15%, 0.59% and 3.54%, respectively.
(d)	Annualized for periods less than one year.
(e)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.60%.
(f)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(g)	Calculated using average shares.

PROSPECTUS

CAVANAL HILL FUNDS

Investment Practices
and Risks

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The “Fund Summaries” section earlier in the prospectus provides a description of each Fund’s principal investment strategy and risks while the table below provides a list of the securities and techniques used by each Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information for the Cavanal Hill Bond Funds and Cavanal Hill Equity Funds. Following the table is a discussion of risk.

FUND NAME	FUND CODE

- Bond Fund	1
- Intermediate Bond Fund	2
- Intermediate Tax-Free Bond Fund	3
- Short-Term Income Fund	4

PROSPECTUS

INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs):
ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership. EDRs are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured as global debt issues to facilitate trading on an international basis.		1-4	- Market - Political - Foreign Investment

Asset-Backed Securities:
Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.	1, 2, 4		- Pre-payment - Credit - Interest Rate - Regulatory - Market - Mortgage Market

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.		1-4	- Credit - Liquidity - Interest Rate

PROSPECTUS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Bonds:
Interest-bearing or discounted government, municipal, or corporate securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Bonds rated in the three highest ratings categories assigned by a nationally recognized statistical rating organization (“NRSRO”) are those rated “A” or better by S&P or “A” or better by Moody’s, or similarly rated by other NRSROs, or, if not rated, determined to be of comparable quality by the Adviser.	1-4		- Interest Rate - Credit

Call and Put Options:
A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Funds will sell only covered call and secured put options.		1-4	- Credit - Market - Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.		1-4	- Credit - Liquidity - Interest Rate

PROSPECTUS

INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities including foreign entities. Maturities generally vary from a few days to nine months.		1-4	- Credit - Liquidity - Interest Rate - Foreign Investment

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof.	1, 2, 4	3	- Management - Market - Credit - Liquidity - Leverage

Exchange Traded Funds:
Securities that are issued by investment companies and traded on securities exchanges. The Funds may invest in iShares® in excess of statutory limitations in reliance on an exemptive order issued to iShares®, Inc. and iShares® Trust.		1-4	- Market - Liquidity

Foreign Securities: Stocks issued by foreign companies, as well as commercial paper of foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and supranational entities.		1-4	- Market - Political - Liquidity - Foreign Investment

PROSPECTUS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Futures and Related Options:
A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.		1-4	- Management - Market - Credit - Liquidity - Leverage

Illiquid Securities:
Each Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the value at which the Fund has valued the securities.		1-4	- Liquidity - Market

PROSPECTUS

INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

Investment Company Securities:
Each of the Funds may invest up to 5% of its assets in the shares of any one investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies. In addition, pursuant to exemptive rules under the 1940 Act adopted by the Securities and Exchange Commission each of the Funds may invest in shares of affiliated or unaffiliated money market funds to the extent permitted by its investment strategy. The Funds may also invest in iShares® in excess of statutory limitations in reliance on an exemptive order issued to iShares®, Inc. and iShares® Trust.		1-4	- Market

Master Limited Partnerships (MLPs):
MLPs are partnerships that are publicly traded on a securities exchange. Typical limited partnerships are in real estate, oil and gas and equipment leasing, and they also finance movies, research and development, and other projects.		1-2	- Market

PROSPECTUS

	FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Money Market Instruments: U.S. dollar-denominated debt securities that have remaining maturities of 397 days or less that are rated within the three highest ratings categories assigned by an NRSRO, or of comparable quality, at the time of purchase. These securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.	1, 2, 4	3	- Interest Rate - Credit

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.	1, 2, 4	3	- Pre-payment - Credit - Interest Rate - Regulatory - Market - Mortgage Market

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes.	1-4		- Credit - Political - Tax - Interest Rate - Regulatory

PROSPECTUS

INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

Repurchase Agreements:
The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a Fund.		1-4	- Credit

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.		1-4	- Credit - Leverage

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.		1-4	- Liquidity - Market

Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return the Fund will receive cash, other securities, and/or letters of credit.		1-4	- Leverage - Liquidity - Credit

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.		1-4	- Liquidity - Credit - Interest Rate

PROSPECTUS

	FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government, but not guaranteed or insured by the U.S. government. These include Fannie Mae and Freddie Mac.	1, 2, 4	3	- Interest Rate - Credit - Market

U.S. Treasury Obligations: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping. Any other obligation that is backed by the full faith and credit of the U.S. government (e.g., FDIC-Guaranteed debt under the Temporary Liquidity Guarantee Program).	1, 2, 4	3	- Interest Rate

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.		1-4	- Credit - Liquidity - Interest Rate

When-Issued Securities: Contract to purchase securities at a fixed price for delivery at a future date.		1-4	- Interest Rate - Leverage - Liquidity - Credit

PROSPECTUS

INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

Zero-Coupon Debt Obligations:
Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.		1, 2, 4	- Credit - Interest Rate - Zero Coupon

PROSPECTUS

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “What are the main risks of investing in this Fund?” Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

-	Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligations of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Foreign Investment Risk
The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic and political developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Exchange rate volatility may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

PROSPECTUS

INVESTMENT PRACTICES AND RISKS

-	Interest Rate Risk
The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter term securities, moderate for intermediate-term securities, and high for longer-term securities. In addition, certain securities such as mortgage-backed obligations are subject to optional and mandatory redemption and therefore subject to risk regarding the interest rates at which redemption proceeds may be reinvested.

-	Leverage Risk
The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

-	Liquidity Risk
The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Management Risk
The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of

PROSPECTUS

a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

-	Market Risk
The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

-	Mortgage Market Risk
The mortgage market in the United States has recently experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Losses on mortgage loans (especially subprime and second-lien mortgage loans) and increased investor yield requirements have led to reduced demand for mortgage loans and limited liquidity in the secondary market for some mortgage-related securities.

-	Municipal Risk
Municipal risk involves the possibility that the Fund’s performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

-	Political Risk
The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

-	Prepayment/Call Risk
The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of certain types of securities (e.g., asset-backed securities, mortgage-backed securities and

PROSPECTUS

INVESTMENT PRACTICES AND RISKS

collateralized mortgage obligations) will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — its high-yielding bond before the bond’s maturity date. Changes in prepayment/call rates can result in greater price and yield volatility.

Prepayments/calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income — and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

-	Regulatory Risk
The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

-	Tax Risk
The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

-	Zero Coupon Risk
The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

See the Funds’ Statement of Additional Information for more information concerning Investment Practices and Risks.

PROSPECTUS

CAVANAL HILL FUNDS

Glossary of Investment Terms

Alternative Minimum Tax
A measure designed to assure that individuals pay at least a minimum amount of federal income taxes. Certain securities used to fund private, for-profit activities are subject to AMT.

Bond
A debt security issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

Capital Gains Distribution
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

Credit Quality
A measure of a bond issuer’s or contracting party’s ability to repay interest and principal in a timely manner.

Diversified
Holding a variety of securities so that a fund’s return is not badly hurt by the poor performance of a single security or industry.

Dividends
Payment to shareholders of income from interest or dividends generated by a fund’s investments.

Fixed Income Securities
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

Index
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

Investment Adviser
An organization that makes the day-to-day decisions regarding a fund’s investments.

Investment Grade
A debt obligation whose credit quality is considered by independent rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances and is rated in one of the four highest ratings categories assigned by a nationally recognized statistical ratings organization.

Liquidity
The degree of a security’s marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

PROSPECTUS

GLOSSARY OF INVESTMENT TERMS

Maturity
The date when a bond issuer agrees to repay the bond’s principal, or face value, to the bond’s buyer.

Money Market Instruments
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers’ acceptances.

Municipal Security
Debt obligations issued by a state or local government. Interest income from municipal securities, and therefore dividend income from municipal bond funds, is generally free from federal income taxes, as well as taxes in the state in which the securities were issued.

Mutual Fund
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Net Asset Value (NAV)
The market value of a mutual fund’s total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Operating Expenses
The percentage of a fund’s average net assets used to pay its expenses. Operating expenses include investment advisory fees, distribution/service (12b-1) fees, shareholder servicing fees, and administration fees.

Securities
Stocks, bonds, money market instruments, and other investment vehicles.

Total Return
A percentage change, over a specified time period, in a mutual fund’s net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility
The fluctuations in value of a mutual fund or other security. The greater a fund’s volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest and dividends) earned by an investment, expressed as a percentage of the investment’s price.

CAVANAL HILL FUNDS

More Information

More information may be obtained free of charge upon request.
The Statement of Additional Information (SAI), a current version of which is on file with the SEC, contains more details about the Funds and is incorporated by reference into the prospectus (is legally a part of this prospectus).
Annual and semiannual reports to shareholders contain additional information about the Funds’ investments. The Funds’ annual report also discusses the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.
The Funds also file their complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Funds’ most recent portfolio holdings are also available at http://www.cavanalhillfunds.com.
If you have questions about the Funds, another fund in the Cavanal Hill family of Funds or your account, or wish to obtain free copies of the Funds’ current SAI or annual or semiannual reports, please contact us as follows:
By Telephone:
Call 1-800-762-7085
By Mail:
Cavanal Hill Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
By Internet:
http://www.cavanalhillfunds.com
From the SEC:
You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the Cavanal Hill Funds, from the SEC’s web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-492-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.
The Funds’ Investment Company Act registration number is 811-06114.

Investment Adviser
& Administrator
Cavanal Hill Investment
Management, Inc.
One Williams Center,
15th Floor
Tulsa, OK 74172-0172

Distributor
BOSC, Inc.
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, OK 74172

CH-PU-B-1209

CAVANAL HILL
Funds

December 17, 2009

Prospectus

EQUITY FUNDS
Balanced Fund
U.S. Large Cap Equity Fund

No-Load Investor Shares

Institutional Shares

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

How to Read this Prospectus

This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed information about each Fund, please see: Fund Summaries.

Introduction	1
Fund Summaries	2
Balanced Fund	2
U.S. Large Cap Equity Fund	12

If you would like more information about the following topics, please see:

To obtain more information about the Cavanal Hill Funds please refer to the back cover of the prospectus.

December 17, 2009

PROSPECTUS
1

CAVANAL HILL FUNDS

Introduction

Cavanal Hill Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (“Funds”). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Funds’ original class of shares, the No-Load Investor Class Shares (“Investor Shares”) and the Institutional Class Shares (“Institutional Shares;” and, with the Investor Shares, the “Shares”). Please read this prospectus and keep it for future reference.

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own.

The portfolio management teams invest each Fund’s assets in a way that the portfolio managers believe will help the Fund achieve its goal. The portfolio managers’ judgments about the bond and stock markets, economy and companies, and their methods of investment selection, may cause a Fund to underperform other funds with similar objectives.

PROSPECTUS
2

CAVANAL HILL FUNDS

Fund Summaries

 EQUITY FUNDS

Balanced Fund

Investment Objective
To seek capital appreciation and income by investing primarily in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

Principal Investment Strategy

To pursue its objective, the Fund normally invests between 50% and 75% of its total assets in equity securities and at least 25% of its assets in fixed income senior securities that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase.

The equity portion of the Fund primarily consists of large, mid and small capitalization stocks. Large capitalization stocks include large U.S. companies with a market capitalization in excess of $7 billion. Small capitalization stocks include small U.S. companies having an average market capitalization below $2 billion at the time of purchase. Mid capitalization stocks include U.S. companies with a market capitalization between $2 and $7 billion at the time of purchase.

As its primary strategy, the portfolio management team of the Fund selects equity securities using a proprietary system that ranks stocks. Stocks are ranked using a large array of factors including but not limited to fundamental factors (i.e. valuation and growth) and technical factors (i.e. momentum, reversal and volatility) that have historically been linked to performance. Portfolio construction and risk management techniques are used to seek consistent, superior risk adjusted returns.

Balanced Funds:

are generally “middle-of-the-road” investments that seek to provide some combination of growth, income, and conservation of capital by investing in a mix of stocks, bonds, and/or money market instruments. Because the prices of stocks and bonds often move in different directions, balanced funds are able to use rewards from one type of investment to help offset the risks from another.

PROSPECTUS
3

Balanced Fund (continued)

The portfolio management team of the Fund may augment its primary strategy by utilizing additional strategies involving exchange-traded funds.

The debt portion of the Fund primarily consists of bonds; notes, debentures and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities; mortgage-related securities; asset backed securities and collateralized mortgage obligations. U.S. government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. government-sponsored enterprises (“GSEs”), which may be agencies or instrumentalities of the U.S. government but are neither insured nor guaranteed as to principal and interest by the U.S. Treasury.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of three to twelve years for the debt portion of its portfolio. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interests of the Fund’s shareholders to continue to hold the security.

The portion of the Fund’s assets invested in equity and debt securities will vary in accordance with economic conditions, the level of stock prices, interest rates, and the risk associated with each investment medium.

In addition to the securities described above, the Fund may invest in other equity and debt securities. For example, the Fund may invest in foreign securities, including emerging market securities.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

PROSPECTUS
4

FUND SUMMARIES

Balanced Fund (continued)

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund invests in securities believed to pose minimal credit risk, losses due to credit risk resulting in a decline in the value of your investment is minimized. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund’s yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as Federal Home Loan Bank (“FHLB”),Tennessee Valley Authority (“TVA”), Federal National Mortgage Association (“Fannie Mae”), Federal Farm Credit Bank (“FFCB”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Foreign Investment Risk — The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic and political developments. This also includes the

PROSPECTUS
5

Balanced Fund (continued)

risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Generally, an increase in the average maturity of the fixed income portion of the Fund will make it more sensitive to interest rate risk.

-	Market Risk — Market risk is the possibility that the Fund’s investments in equity securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.

-	Equity Securities Risk — The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The value of your investment will go up or down in response to these factors.

-	Limited Number of Holdings Risk — As a large percentage of a Fund’s assets may be invested in the securities of a limited number of companies, each investment has a greater effect on a Fund’s overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time

PROSPECTUS
6

FUND SUMMARIES

Balanced Fund (continued)

and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Portfolio Balancing Risk — Portfolio balancing risk is the possibility that the portfolio management team will not accurately assess the optimal mix of stocks and debt securities and therefore the Fund will underperform other balanced funds.

-	Mortgage Market Risk — The mortgage market in the United States has recently experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Losses on mortgage loans (especially subprime and second-lien mortgage loans) and increased investor yield requirements have led to reduced demand for mortgage loans and limited liquidity in the secondary market for some mortgage-related securities.

-	Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its

PROSPECTUS
7

Balanced Fund (continued)

transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PROSPECTUS
8

FUND SUMMARIES

Balanced Fund (continued)

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year.* The returns for Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

ANNUAL TOTAL RETURNS (Periods Ended 12/31)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/09 to 9/30/09 was 19.94%.

Best Quarter:	Q2	2003	10.91%
Worst Quarter:	Q4	2008	−14.85%

PROSPECTUS
9

Balanced Fund (continued)

This table compares the Fund’s average annual total returns for periods ended December 31, 2008 to those of the Russell 1000® Index and the Barclays Capital U.S. Aggregate Bond Index.

AVERAGE ANNUAL TOTAL RETURNS
(Periods Ended 12/31/08)

	1 Year	5 Years	10 Years
Investor Shares Return Before Taxes[1]	−27.26%	−0.14%	0.96%

Return After Taxes on Distributions*,1	−27.97%	−1.60%	−0.37%

Return After Taxes on Distributions and Sale of Fund Shares*,1	−17.50%	−0.45%	0.35%

Institutional Shares,2 Return Before Taxes	−27.06%	0.08%	1.07%

Russell 1000® Index[3] (reflects no deduction for expenses, fees or taxes)	−37.60%	−2.04%	−1.09%

Barclays Capital U.S. Aggregate Bond Index[4] (reflects no deduction for expenses, fees or taxes)	5.24%	4.65%	5.63%

*	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
[1]	Prior to January 1, 2006, a maximum sales charge of 5.00% was imposed. This sales charge is not reflected in the total return figures.
[2]	Institutional Shares were not in existence before December 30, 2005. Performance information for periods before December 30, 2005 is based on the performance of the Investor Shares. Unlike Institutional Shares, Investor Shares impose a distribution/service (12b-1) fee, which is reflected in the performance information. Accordingly, had the Institutional Shares of the Fund been offered for periods before December 30, 2005, the performance information would have been different as a result of lower annual operating expenses.
[3]	The Russell 1000 (R) Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 (R) Index.
[4]	The Barclays Capital U.S. Aggregate Bond Index is comprised of U.S. investment grade, fixed rate bond market securities, including government securities, government agency securities, corporate, and mortgage-backed securities with maturities between one and ten years.

PROSPECTUS
10

FUND SUMMARIES

Balanced Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that are deducted from Fund assets.

	Investor	Institutional
	Shares	Shares
Investment Advisory Fees†	0.74%	0.74%
Distribution/Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Fee†	0.25%	0.25%
Other Expenses†	0.47%	0.47%
Total Direct Annual Fund Operating Expenses‡	1.71%	1.46%
Less Contractual Fee Waivers‡	0.00%	−0.25%
Net Total Direct Annual Fund Operating Expenses	1.71%	1.21%
Acquired Fund Fees and Expenses*	0.09%	0.09%
Total Direct and Acquired Fund Annual Operating Expenses	1.80%	1.30%

‡	For the period through December 31, 2010, the Distributor has contractually agreed to waive all Shareholder Servicing Fees paid by Institutional Shares.

†	The Adviser has voluntarily agreed to waive 0.39% of its Investment Advisory Fees. For Investor Shares, the Distributor has voluntarily agreed to cap Shareholder Servicing Fees at 0.10%, however, for the year ended August 31, 2009, the effective rate charged for Shareholder Servicing Fees was 0.00%. The Administrator has agreed voluntarily to waive 0.10% of Other Expenses. These voluntary fee waivers are expected to continue through December 31, 2010 but may be terminated at any time.

*	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.

Additional
Information

Dividends
and Capital Gains
Dividends are paid quarterly; capital gains, if any, are paid annually.

Investment Adviser
Cavanal Hill Investment
Management, Inc.
Tulsa, OK

Inception Date
June 1, 1995

Net Assets as of
December 1, 2009
$58 million

Suitable for IRAs
Yes

Minimum Initial
Investment
$1,000 (Investor)
$100,000 (Institutional)

Cavanal Hill
Fund Number
009 (Investor)
048 (Institutional)

Cusip Number
14956P109 (Investor)
14956P208 (Institutional)

Ticker Symbol
APBAX (Investor)
AIBLX (Institutional)

PROSPECTUS
11

Balanced Fund (continued)

Fees and Expenses (continued)

Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:

	Investor	Institutional
	Shares	Shares
Investment Advisory Fees	0.35%	0.35%
Distribution/Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Fee	0.00%	0.25%
Other Expenses	0.37%	0.37%
Total Direct Annual Fund Operating Expenses	0.97%	0.97%
Less Contractual Fee Waivers	0.00%	−0.25%
Net Total Direct Annual Fund Operating Expenses	0.97%	0.72%
Acquired Fund Fees and Expenses*	0.09%	0.09%
Total Direct and Acquired Fund Annual Operating Expenses	1.06%	0.81%

*	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. The estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$183	$566	$975	$2,116
Institutional Shares	$132	$465	$821	$1,824

PROSPECTUS
12

FUND SUMMARIES

U.S. Large Cap Equity Fund

Investment Objective
To seek growth of capital and, secondarily, income by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large U.S. companies. This policy will not be changed without at least 60 days’ prior notice to shareholders. “Equity securities” for purposes of this policy refers to common stocks and securities convertible into common stocks.

The Fund invests at least 80% of its assets in a universe of equity securities of large U.S. companies having an average market capitalization in excess of $7 billion at the time of purchase.

The portfolio management team of the Fund seeks to identify companies that possess the following fundamental characteristics: strong, sustainable earnings and revenue growth prospects, industry leadership with a competitive advantage, high levels of profitability and earnings quality, strong management teams, understandable business models and limited exposure to cyclical earnings.

In pursuing the investment strategy, the portfolio management team seeks to enhance the after-tax returns to shareholders by employing various investment practices that are designed to reduce taxable distributions to shareholders. For example, the Fund may hold securities for a long enough period to avoid higher short-term capital gains taxes. The Fund will also attempt to offset capital gains from sales of securities by selling other securities at a loss. These practices are expected to reduce, but not eliminate, taxable distributions.

The Fund will generally exhibit risk characteristics similar to the large cap equity market.

The Russell 1000® Index:
As of August 31, 2008, the Russell 1000® Index statistics were as follows: the smallest company had a market capitalization of $710 million, the largest company had a market capitalization of $423 billion, the median market capitalization was $4.8 billion, and the weighted average market capitalization was $78.6 billion.

PROSPECTUS
13

U.S. Large Cap Equity Fund (continued)

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

-	Investment Style Risk — Investment style risk is the possibility that returns from large capitalization stocks will trail returns from other asset classes or the overall stock market.

-	Market Risk — Market risk is the possibility that the Fund’s investments in equity securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.

-	Equity Securities Risk — The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The value of your investment will go up or down in response to these factors.

-	Limited Number of Holdings Risk — As a large percentage of Fund’s assets may be invested in the securities of a limited number of companies, each investment has a greater effect on a Fund’s overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used

PROSPECTUS
14

FUND SUMMARIES

U.S. Large Cap Equity Fund (continued)

by the Funds’ portfolio managers will produce the desired results.

-	Portfolio Balancing Risk — Portfolio balancing risk is the possibility that the portfolio management team will not accurately assess the optimal mix of stocks and debt securities and therefore the Fund will underperform other balanced funds.

-	Tax Aware Risk — Tax aware risk is the possibility that the use of investment practices that seek to minimize tax consequences will lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PROSPECTUS
15

U.S. Large Cap Equity Fund (continued)

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year.* The returns for Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

 ANNUAL TOTAL RETURNS (Periods Ended 12/31)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/09 to 9/30/09 was 25.58%.

Best Quarter:	Q2	2003	16.77%
Worst Quarter:	Q4	2008	−23.25%

PROSPECTUS
16

FUND SUMMARIES

U.S. Large Cap Equity Fund (continued)

This table compares the Fund’s average annual total returns for periods ended December 31, 2008 to those of the Russell 1000 ® Index.

 AVERAGE ANNUAL TOTAL RETURNS
 (Periods Ended 12/31/08)

	1 Year	5 Years	10 Years
Investor Shares Return Before Taxes[1]	−35.69%	0.10%	−1.30%

Return After Taxes on Distributions*,1	−35.75%	0.01%	−2.65%

Return After Taxes on Distributions and Sale of Fund Shares*,1	−23.12%	0.10%	−1.34%

Institutional Shares[2] Return Before Taxes	−35.55%	0.26%	−1.23%

Russell 1000 ® Index[3] (reflects no deduction for expenses, fees or taxes)	−37.60%	−2.04%	−1.09%

*	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

[1]	Prior to January 1, 2006, a maximum sales charge of 5.00% was imposed. This sales charge is not reflected in the total return figures.

[2]	Institutional Shares were not in existence before December 30, 2005. Performance information for periods before December 30, 2005 is based on the performance of Investor Shares. Unlike Institutional Shares, Investor Shares impose a distribution/service (12b-1) fee which is reflected in the performance information. Accordingly, had the Institutional Shares of the Fund been offered for periods prior to December 30, 2005, the performance information would have been different as a result of lower annual operating expenses.

[3]	The Russell 1000 ® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 ® Index.

PROSPECTUS
17

U.S. Large Cap Equity Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that are deducted from Fund assets.

	Investor	Institutional
	Shares	Shares
Investment Advisory Fees†	0.69%	0.69%
Distribution/Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Fee†	0.25%	0.25%
Other Expenses†	0.61%	0.61%
Total Direct Annual Fund Operating Expenses‡	1.80%	1.55%
Less Contractual Fee Waivers‡	0.00%	−0.25%
Net Total Direct Annual Fund Operating Expenses	1.80%	1.30%
Acquired Fund Fees and Expenses*	0.03%	0.03%
Total Direct and Acquired Fund Annual Operating Expenses	1.83%	1.33%

‡	For the period through December 31, 2010, the Distributor has contractually agreed to waive all Shareholder Servicing Fees paid by Institutional Shares.

†	The Adviser has voluntarily agreed to waive 0.29% of its Investment Advisory Fees. For Investor Shares, the Distributor has voluntarily agreed to waive Shareholder Servicing Fees of 0.10%, however, for the year ended August 31, 2009, the effective rate charged for Shareholder Servicing Fees was 0.01%. The Administrator has agreed voluntarily to waive 0.10% of Other Expenses. These fee waivers are expected to continue through December 31, 2010 but may be terminated at any time.

*	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. The estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.

Additional
Information

Dividends
and Capital Gains
Dividends are paid
quarterly; capital gains,
if any, are paid
annually.

Investment Adviser
Cavanal Hill Investment
Management, Inc.
Tulsa, OK

Inception Date
September 28, 1990

Net Assets as of
December 1, 2009
$21 million

Suitable for IRAs
Yes

Minimum Initial
Investment
$1,000 (Investor)
$100,000 (Institutional)

Cavanal Hill
Fund Number
004 (Investor)
049 (Institutional)

Cusip Number
14956P505 (Investor)
14956P604 (Institutional)

Ticker Symbol
APEQX (Investor)
AIEQX(Institutional)

PROSPECTUS
18

FUND SUMMARIES

U.S. Large Cap Equity Fund (continued)

Fees and Expenses (continued)

Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:

	Investor	Institutional
	Shares	Shares
Investment Advisory Fees	0.40%	0.40%
Distribution/Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Fee	0.01%	0.25%
Other Expenses	0.51%	0.51%
Total Direct Annual Fund Operating Expenses	1.17%	1.16%
Less Contractual Fee Waivers	0.00%	−0.25%
Net Total Direct Annual Fund Operating Expenses	1.17%	0.91%
Acquired Fund Fees and Expenses*	0.03%	0.03%
Total Direct and Acquired Fund Annual Operating Expenses	1.20%	0.94%

*	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. The estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.

PROSPECTUS
19

U.S. Large Cap Equity Fund (continued)

Fees and Expenses (continued)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$186	$576	$990	$2,148
Institutional Shares	$135	$474	$837	$1,857

PROSPECTUS
20

CAVANAL HILL FUNDS

Your Account

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value (“NAV”) next calculated after the account is closed.

PROSPECTUS
21

Opening an Account

1.	Read this prospectus carefully.

2.	Determine how much you want to invest. Investors may purchase Investor Shares and Institutional Shares of the Funds at the NAV without a sales charge.

Investor Shares and Institutional Shares may be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

The minimum investment for each class of the Funds is as follows:

Investor Shares

-	Initial Purchase: $1,000 for each Fund

-	Additional Purchases: $100 for each Fund

These minimums may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, qualified pension plans, similar plans, or other employer plans. Investor Shares offer an Auto Invest Plan, for which the minimum investment is $100. Please refer to the section titled “Additional Investor Services.”

Institutional Shares

-	Initial Purchase: $100,000 for each Fund

-	Additional Purchases: $100 for each Fund

3.	Complete the appropriate parts of the Account Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

YOUR ACCOUNT

PROSPECTUS
22

Buying Shares

OPENING AN ACCOUNT		ADDING TO AN ACCOUNT
By Mail
-	Make out a personal check or bank draft for the investment amount (at least $1,000 for Investor Shares or $100,000 for Institutional Shares), payable to the Cavanal Hill Funds.	-	Make out a personal check or bank draft for the investment amount (at least $100 for either Investor Shares or Institutional Shares), payable to the Cavanal Hill Funds.

-	Deliver the check or bank draft and your completed Account Registration Form to the Funds’ Custodian at Bank of Oklahoma, N.A., Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.	-	Deliver the check or bank draft and investment slip attached to your account statement (or, if unavailable, provide the Fund name, amount invested, account name, and account number) to the Funds’ Custodian at Bank of Oklahoma, N.A., Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

By Overnight Mail
-	Make out a personal check or bank draft for the investment amount (at least $1,000 for Investor Shares or $100,000 for Institutional Shares), payable to the Cavanal Hill Funds.	-	Make out a personal check or bank draft for the investment amount (at least $100 for either Investor Shares or Institutional Shares), payable to the Cavanal Hill Funds.

-	Deliver the check or bank draft and your completed Account Registration Form to c/o Citi Fund Services, Attn: T.A. Operations, Cavanal Hill Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.	-	Deliver the check or bank draft and investment slip attached to your account statement (or, if unavailable, provide the Fund name, amount invested, account name, and account number) to c/o Citi Fund Services, Attn: T.A. Operations, Cavanal Hill Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

All purchases made by check should be in U.S. dollars.
Third party checks, credit card checks, starter checks on initial purchases, traveler’s checks, money orders or cash will not be accepted.

PROSPECTUS
23

	OPENING AN ACCOUNT	ADDING TO AN ACCOUNT

By Telephone or Wire Transfer
-	Call (800) 762-7085 for instructions on opening an account by wire transfer.	-	Deliver your completed Account Registration Form to the Funds at: c/o Citi Fund Services Attn: T.A. Operations 3435 Stelzer Rd. Columbus, OH 43219-3035

		-	To place an order by telephone call the Funds at (800) 762-7085 for instructions on purchasing additional shares by wire transfer.

		-	Your bank may charge a fee to wire funds.

By Electronic Funds Transfer
-	Your bank must participate in the Automated Clearing House and must be a U.S. bank.	-	Establish the electronic purchase option on your Account Registration Form or call (800) 762-7085.

		-	Call (800) 762-7085 to arrange an electronic purchase.

		-	Your bank may charge a fee to electronically transfer funds.

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Selling Shares

TO SELL SOME OR ALL OF YOUR SHARES
By Mail
- Accounts of any type. - Sales of any amount.	- Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

- Include the account owner signature(s).

- Mail the materials to the Funds’ Custodian at Bank of Oklahoma, N.A., Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

- A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Overnight Mail
- Accounts of any type. - Sales of any amount.	- Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

- Include the account owner signature(s).

- Mail the materials to Cavanal Hill Funds, c/o Citi Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

- A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

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TO SELL SOME OR ALL OF YOUR SHARES
By Phone
- Accounts of any type. - Sales of any amount.	- Call (800) 762-7085 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

By Wire
- Accounts of any type which have elected the wire option on the Account Registration Form. - Sales of any amount.
- Call (800) 762-7085 to request a wire transfer.
- If you call by 4 p.m. Eastern time* on any Business Day (as described in “Transaction Policies”), your payment will normally be wired to your bank on the next Business Day.

- The Fund reserves the right to charge a wire fee.

- Your bank may charge a fee to wire funds.

By Electronic Funds Transfer
- Accounts of any type. - Sales of any amount. - Shareholders with accounts at a U.S. bank which participates in the Automated Clearing House.
- Call (800) 762-7085 to request an electronic funds transfer.
- If you call by 4 p.m. Eastern time* on any Business Day (as described in “Transaction Policies”), the NAV of your shares will be determined on the same day and you will receive your proceeds within a week after your request is received.

- Your bank may charge a fee to electronically transfer funds.

*	With respect to the Balanced Fund, on any Business Day (as defined in “Transaction Policies”) that the New York Stock Exchange (“NYSE”) or bond markets close early, redemption or exchange orders must be received by 12 noon Eastern time to receive that day’s NAV. With respect to the U.S. Large Cap Equity Fund, on any Business Day that the NYSE closes early, redemption or exchange orders must be received by 12 noon Eastern time to receive that day’s NAV.

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Selling Shares in Writing. In certain circumstances, you may need to include a medallion signature guarantee, which protects you against fraudulent orders. You will need a medallion signature guarantee unless:

-	the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

-	the redemption proceeds are being wired according to bank instructions currently on your account.

You should be able to obtain your medallion signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a medallion signature guarantee.

Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at NAV if your account balance in any Fund drops below $500. Before a Fund exercises its right to redeem your shares you will be given at least sixty days’ written notice to give you time to add to your account and avoid selling your shares.

Postponement of Redemption Request. The Funds may postpone payment for shares at times when the NYSE is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under “Selling Your Shares”.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund’s net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist (in whole or in part) of securities equal in market value to your shares. When you convert these securities to cash, you will pay transaction charges.

Undeliverable Redemption and Distribution Checks. If distribution or redemption checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be cancelled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

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Payments to Financial Intermediaries

The Funds and their affiliated service providers may pay fees as described below to broker-dealers and other financial institutions, including affiliates of Cavanal Hill Investment Management, Inc. (“Cavanal Hill Investment Management” or the “Adviser”), whose customers are shareholders of the Funds.

Distribution/Service (12b-1) Fees

The Funds have adopted a plan under Rule 12b-1 that allows each Fund to pay distribution and service fees to the Distributor for the sale and distribution of its Investor Shares and for services provided to shareholders. When the Distributor receives these fees, it may pay some or all of them to financial intermediaries whose customers purchase shares of the Funds, including financial intermediaries that are affiliates of the Adviser and Distributor. Because these fees are paid out of a Fund’s assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The distribution fee for the Investor Shares is 0.25% of the average daily net assets of the Investor Shares of a Fund.

Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan, under which the Funds may enter into agreements with certain financial intermediaries who will provide certain support services to the Funds’ shareholders. For performing these services, Shareholder Servicing Agents may receive an annual fee of up to 0.25% of the average daily net assets of the Investor and Institutional Shares of each Fund. For Institutional Shares, the Adviser has contractually agreed to waive the entire Shareholder Servicing Fee through December 31, 2009. For Investor Shares, Cavanal Hill Investment Management has agreed voluntarily to cap the Shareholder Servicing Fee at 0.10% of average daily net assets. This voluntary fee cap is expected to continue until December 31, 2010, but may be terminated at any time. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees. “Shareholder Servicing Agents” may include investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of the Adviser. The Funds have entered into agreements under the Shareholder Servicing Plan with the Bank of Oklahoma, N.A., the owner of the Adviser, , and may enter into agreements under the Shareholder Servicing Plan with other banks that are affiliates of the Bank of Oklahoma, N.A. to provide financial intermediary services to the Funds’ shareholders in exchange for payments by the Funds for such services under the Shareholder Servicing Plan.

Distribution and Shareholder Servicing Arrangements — Revenue Sharing

The Adviser, and from time to time affiliates of the Adviser, at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents in connection with the sale, distribution, retention and/or servicing of the shares of the Funds. These additional cash incentives,

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sometimes referred to as “revenue sharing arrangements,” are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing or access to sales meetings, sales representatives and Shareholder Servicing Agent management representatives. These payments are negotiated and may be based on such factors as: the number or value of shares that the Shareholder Servicing Agent sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the Shareholder Servicing Agent. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of shares sold. These payments may be significant and may create an incentive for Shareholder Servicing Agents or their agents to recommend or sell shares of the Funds to you. If you have purchased shares of a Fund through a Shareholder Servicing Agent, please speak with that agent to learn more about any payments it receives from the Adviser and/or its affiliates, as well as fees and/or commissions the agent charges. You should also consult disclosures made by your Shareholder Servicing Agent at the time of purchase. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus, and will not change the NAV or the price of a Fund’s shares, because they are not paid by the Funds.

Exchanging Shares

How to Exchange Your Shares. Shares of any Cavanal Hill Equity Fund may be exchanged for the same class of shares of any Cavanal Hill Fund. The exchange will be made on the basis of the relative net asset values of the shares exchanged. Investor Shares may be exchanged for Investor Shares of another Fund, or Institutional Shares of the same Fund if you become eligible to purchase Institutional Shares. The Funds reserve the right to redeem Institutional Shares in the event that a shareholder no longer meets the minimum investment requirements. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days’ notice to shareholders.

A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219-3035. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

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Transaction Policies

Calculation of Net Asset Value. The NAV per share of a Fund is determined by dividing the total market value of the Fund’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.

Valuation of Shares – Equity Funds.

-	The NAV of each of the Equity Funds is determined on each Business Day as of the close of regular trading of the NYSE (generally 4 p.m. Eastern time) on each day in which the NYSE is open for regular trading and the Federal Reserve Bank of Kansas City is open (a “Business Day”). On any Business Day that the NYSE closes early, the U.S. Large Cap Equity Fund will close for trading at 12 noon Eastern time; on any Business Day that the NYSE or bond markets close early, the Balanced Fund will close for trading at 12 noon Eastern time. Purchase, redemption and exchange orders must be received by 12 noon Eastern time on those days to receive that day’s NAV.

-	The assets in each of the Equity Funds are valued at market value, other than short-term fixed income securities, which are valued at amortized cost. If market quotations are not readily available, the securities will be valued at fair value by the Funds’ Pricing Committee. For further information about valuation of investments, see the Statement of Additional Information.

Buy and Sell Prices. When you buy shares, you pay the NAV next determined after your order is received by the Fund or its designated agent. When you sell shares, you receive the NAV next determined after your order is received by the Fund or its designated agent.

Fair Value Pricing Policies. A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Fund’s Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Funds’ Pricing Committee, under the general supervision of the Board of Trustees, will employ certain methodologies to determine a fair value for the securities. Fair value pricing should result in a more accurate determination of a Fund’s NAV price, which should eliminate the potential for arbitrage in a Fund.

A “significant event” is one that occurred before the valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Funds’ foreign investments are generally limited to debt securities issued by foreign banks and foreign branches or subsidiaries of U.S. banks. Thus, the

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situations in which the Funds will be required to fair value price due to a significant event are limited.

Market Timing. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Funds due to market timing strategies, we have adopted certain policies and procedures. Exchanges between Funds are limited to three in any calendar quarter. We also reserve the right to suspend any account in which we have identified a pattern of excessive or abusive trading. Such accounts will be prohibited from engaging in additional purchase and exchange transactions.

We cannot guarantee that we will detect every market timer because of the limitations inherent in our technological systems. Our ability to monitor trades in omnibus accounts in particular is extremely limited and we will not be able to detect market timing activities in such accounts.

We will apply our policies and procedures related to market timing uniformly to all Fund shareholders. We reserve the right to modify our policies and procedures related to market timing at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

Additional Investor Services

Auto Invest Plan (AIP). AIP lets you set up periodic additional investments in the Investor Shares of the Funds of your choice through automatic deductions from your bank account. The plan is not available for Institutional Shares. The minimum investment amount is $100 per month or quarter per Fund. To participate in the AIP, complete the appropriate section in the Account Registration Form. The minimum initial investment in the AIP is $100 and the minimum for subsequent investments is $50. To participate in the AIP from your bank account, please attach a voided check to your Account Registration Form.

Directed Dividend Option. By selecting the appropriate box in the Account Registration Form, you can elect to receive your distributions via check or have distributions (capital gains and dividends) reinvested in another Cavanal Hill Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you. The Fund may modify or terminate this directed dividend option without notice. You can change or terminate your participation in the directed dividend option at any time.

Systematic Withdrawal Plan (SWP). If you have at least $10,000 in your account, you may use SWP, which allows you to receive regular distributions from your account. The plan is only available with Investor Shares. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more on a monthly or quarterly basis. You may arrange to receive regular distributions

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from your account via check by completing the appropriate section in the Account Registration Form and attaching a voided check or by calling (800) 762-7085. The maximum withdrawal per year is 12% of the account value at the time of election.

Dividends and Capital Gains

As a mutual fund shareholder, you may receive capital gain, income from your investment, or both. The Equity Funds declare and pay dividends quarterly. The Funds will distribute net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, at least once a year.

We will automatically reinvest any income and capital-gain distributions to which you are entitled in additional shares of the applicable Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a written request, including your name and account number, to:

Cavanal Hill Funds
c/o BOSC, Inc.
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, OK 74172

Such a request will become effective for distributions having record dates after the date on which our Distributor receives your request. The taxation of dividends will not be affected by the form in which you receive them.

Taxes

Your mutual-fund investments may have a material impact on your tax situation. We have summarized some of the main tax implications that you should know below. Note, however, that the following provides only a general description. The information contained herein will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes. Please consult your tax adviser to see how investing in the Fund(s) will affect your own tax situation.

-	Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number and certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distribution that you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds that you would normally receive from selling Fund shares.

Each Fund will distribute, at least annually, substantially all of its net investment income and net capital gain. We will send you a statement each year showing the tax status of all distributions that you receive from us. The laws governing taxes

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change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

-	Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gain that the Fund earned before you invested in it (and thus were included in the price you paid for your shares).

For federal income tax purposes, distributions of net investment income that you receive from a Fund generally are taxable as ordinary income. For taxable years, beginning before January 1, 2011, distributions of net investment income that are properly designated by a Fund as derived from “qualified dividend income” (as further defined in the Statement of Additional Information) generally will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that holding-period and certain other requirements are met at both the shareholder and Fund levels. Dividends of net investment income that are not designated as derived from qualified dividend income will be taxable as ordinary income.

Taxes on distributions from a Fund of capital gain are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of gain from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income (regardless of how long you have owned shares in the Fund). Distributions of net capital gain from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital-gain dividends will be taxable as long-term capital gain (regardless of how long you have owned shares in the Fund). Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

-	Tax Consequences of Selling or Exchanging Shares. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term capital gain, depending upon how long you have held your shares and assuming the shares are held as capital assets.

-	State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gain, if any, you receive from a Fund, as well as on any capital gain, if any, you realize from selling or exchanging Fund shares. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

-	Tax Consequences of Certain Fund Investments. A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, and derivative securities might require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund might be required to liquidate other investments in its

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portfolio that it otherwise would have continued to hold, including at times when it is not advantageous to liquidate such investments.

-	Funds Investing in Foreign Securities. If a Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which might decrease their yield. Foreign governments may also impose taxes on other payments or gains that the Fund earns on these securities. In general, shareholders in such a Fund will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. In addition, foreign investments may prompt a fund to distribute income more frequently and/or in greater amounts than do purely domestic funds, which might increase your tax liability.

The portfolio management team of the Balanced Fund does not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gain as a by-product of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

The above is a general summary of the tax implications of investing in the Funds. Please consult your tax adviser to determine whether these considerations are relevant to your particular investments and tax situation as well as to obtain more information on your own tax situation, including possible foreign, state and local taxes. More information about taxes is contained in our Statement of Additional Information.

Additional Information about the Funds

Disclosure of Portfolio Holdings. Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.

Investment in Exchange-Traded Funds. The U.S. Large Cap Equity Fund and Balanced Fund may each invest in index-based exchange-traded funds, such as iShares® Trust and iShares®, Inc. (“iShares”).*

*	iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in an iShares® Fund.

iShares® is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares® offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also

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incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See “Investment Practices and Risks” for information regarding the risks associated with investment in an exchange-traded fund.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Funds may invest in iShares® in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

Investments in Investment Companies. For purposes of the Funds’ 80% policies, the Funds will “look through” investments in investment companies, such as iShares®, and will include such investments in their respective percentage totals.

Brokers, Dealers & Agents. Please note that (i) Investors may be charged fees — in addition to those assessed by the funds — if they effect transactions through a Shareholder Servicing Agent, (ii) the Funds have and may from time to time authorize one or more Shareholder Servicing Agents to receive on their behalf purchase and redemption orders, and Shareholder Servicing Agents so authorized may also be authorized to designate other agents to receive purchase and redemption orders on the Funds’ behalf, (iii) with respect to orders received by a Shareholder Servicing Agent authorized to receive purchase and redemption orders on the Funds’ behalf, the Funds will be deemed to have received an order when an authorized agent or, if applicable, such agent’s authorized designee, receives and order, and (iv) unless restricted by the Investment Company Act of 1940 (the “1940 Act”) and the rules of the SEC under the 1940 Act, customer orders will be priced at the Funds’ NAV next computed after such orders are received by an authorized agent or such authorized agent’s authorized designee.

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CAVANAL HILL FUNDS

Investment Management

Investment Adviser

Investment advisory services are provided to each of the Funds by Cavanal Hill® Investment Management, Inc. (“Cavanal Hill Investment Management” or the “Adviser”), pursuant to an Investment Advisory Agreement. The Adviser is a separate, wholly-owned subsidiary of the Bank of Oklahoma, N.A. (“BOK”). It began serving as investment adviser to the Funds on May 12, 2001. The Adviser, subject to the general supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. The Adviser is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2009, Cavanal Hill Investment Management had approximately $4.6 billion in assets under management.

BOK is a subsidiary of BOK Financial Corporation (“BOK Financial”). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provide a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries. As of September 30, 2009, BOK Financial and its subsidiaries had approximately $11.2 billion in assets under management in total.

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The aggregate Investment Advisory Fees paid to the Adviser, after voluntary fee reductions, by the Funds for the fiscal year ended August 31, 2009, were as follows:

% OF AVERAGE
FUND	NET ASSETS

- Balanced Fund	0.35%
- U.S. Large Cap Equity Fund	0.40%

A discussion regarding the basis for the Board of Trustees approving the Investment Advisory Agreement with the Adviser is available in the Funds’ annual report to shareholders for the period ended August 31, 2009.

The persons primarily responsible for the day-to-day management of each Fund, as well as their previous business experience, are as follows:

		Portfolio
	Portfolio	Manager of	Recent
Fund	Manager(s)	this Fund Since	Professional Experience

Balanced Fund	J. Brian Henderson	2005	Mr. Henderson serves as the Adviser’s President and has been a portfolio manager with the fixed income team since 1993. He has worked in the investment management industry since 1989 and holds the Chartered Financial Analyst designation.
	Michael P. Maurer	2005	Since 2003, Mr. Maurer has been a fixed income fund manager at the Adviser. Before joining the Adviser, Mr. Maurer was a corporate bond/high yield trader at A.G. Edwards & Sons, Inc., in St. Louis, MO from August 1993 to October 2002. He also performed as a market analyst/debt strategist for A.G. Edwards.

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		Portfolio
	Portfolio	Manager of	Recent
Fund	Manager(s)	this Fund Since	Professional Experience

	S. Bob Rezaee	2008	Since 2006, Mr. Rezaee has been a Portfolio Manager and member of the Fundamental Equity Management team at the Adviser. Before joining the Adviser, Mr. Rezaee was a Senior Analyst and Portfolio Manager for Columbus Capital Management, LLC with research and investment oversight for the technology, internet, media, retail, financial services and medical device industries from April 2004 to May 2006. Prior to joining Columbus, Mr. Rezaee was a Senior Vice President and Portfolio Manager for McMorgan & Co., LLC with research and investment responsibility for the technology, internet/media, telecom and medical device sectors from October 1998 to February 2003.
U.S. Large Cap Equity Fund	Matthew C. Stephani	2006	Since 2006, Mr. Stephani has been a Portfolio Manager and member of the Fundamental Equity Management team at the Adviser. Before joining the Adviser., Mr. Stephani was a Senior Vice President and a Portfolio Manager at Great Companies, LLC from June 2001 to June 2006
	S. Bob Rezaee	2006	See above.

Each Fund is managed by a portfolio management team. Each member of the team has authority over all aspects of the relevant Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, developing the Fund’s investment strategy, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. Additional information regarding each Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of shares in Funds for which they are Portfolio Managers is available in the Statement of Additional Information.

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CAVANAL HILL FUNDS

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of each Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

How to Read the
Financial Highlights Table

This explanation uses the Investor Shares of the Balanced Fund as an example. The Fund began fiscal 2009 with a net asset value (price) of $11.50 per share. During the year, the Fund earned $(0.98) per share from investment activities (net investment income and realized/unrealized gains/losses on investment transactions).

Shareholders received $0.22 per share in the form of dividend distributions. A portion of each year’s distributions may come from the prior year’s income or capital gains.

The earnings ($(0.98) per share) minus the distributions ($0.22 per share) resulted in a share price of $10.30 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was (8.21)% for the year.

As of August 31, 2009, the Fund had $15.203 million in net assets. For the year, its expense ratio after fee waivers was 0.97% ($9.70 per $1,000 net assets); and its net investment income amounted to 2.77% of its average net assets.

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 BALANCED FUND — INVESTOR SHARES

	Year Ended August 31,
	2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$11.50	$13.49	$13.81		$13.51	$12.34

Investment Activities
Net investment income	0.26 (a)	0.35	0.29		0.28 (a)	0.25
Net realized/unrealized gains (losses) on investments	(1.24)	(1.13)	1.09		0.77	1.18

Total from Investment Activities	(0.98)	(0.78)	1.38		1.05	1.43

Distributions
Net investment income	(0.22)	(0.32)	(0.28)		(0.26)	(0.26)
Net realized gains from investments	—	(0.89)	(1.42)		(0.49)	—

Total Distributions	(0.22)	(1.21)	(1.70)		(0.75)	(0.26)

Net Asset Value, End of Period	$10.30	$11.50	$13.49		$13.81	$13.51

Total Return*	(8.21)%	(6.42)%	10.40%		7.96%	11.68%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$15,203	$16,687	$23,858		$28,196	$90,522

Ratio of expenses to average net assets	0.97%	0.93%	0.90	%(b)	0.82%	0.79%

Ratio of net investment income to average net assets	2.77%	2.58%	2.14%		2.06%	1.92%

Ratio of expenses to average net assets**	1.71%	1.66%	1.60%		1.35%	1.36%

Portfolio turnover(c)	88%	102%	130%		105%	100%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.

**	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(a)	Calculated using average shares.

(b)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.95%.

(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

PROSPECTUS
40

 BALANCED FUND — INSTITUTIONAL SHARES

					Period Ended
	Year Ended August 31,				August 31,

	2009	2008	2007		2006(a)
Net Asset Value, Beginning of Period	$11.51	$13.49	$13.82		$13.30

Investment Activities
Net investment income	0.28 (f)	0.37	0.33		0.17
Net realized/unrealized gains (losses) on investments	(1.24)	(1.12)	1.08		0.50

Total from Investment Activities	(0.96)	(0.75)	1.41		0.67

Distributions
Net investment income	(0.23)	(0.34)	(0.32)		(0.15)
Net realized gains from investments	—	(0.89)	(1.42)		—

Total Distributions	(0.23)	(1.23)	(1.74)		(0.15)

Net Asset Value, End of Period	$10.32	$11.51	$13.49		$13.82

Total Return(b)	(7.98)%	(6.19)%	10.71%		5.04%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$40,062	$46,596	$60,995		$62,210

Ratio of expenses to average net assets(c)	0.72%	0.67%	0.65	%(d)	0.62%

Ratio of net investment income to average net assets(c)	3.03%	2.85%	2.38%		1.86%

Ratio of expenses to average net assets(c)*	1.46%	1.41%	1.36%		1.11%

Portfolio turnover(e)	88%	102%	130%		105%

*	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(a)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.71%.

(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(f)	Calculated using average shares.

PROSPECTUS
41

 U.S. LARGE CAP EQUITY FUND — INVESTOR SHARES

	Year Ended August 31,
	2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$11.26	$11.63	$10.13		$9.30	$7.94

Investment Activities
Net investment income	0.07 (c)	0.03	0.03		0.03	0.09
Net realized/unrealized gains (losses) on investments	(2.09)	(0.36)	1.50		0.83	1.37

Total from Investment Activities	(2.02)	(0.33)	1.53		0.86	1.46

Distributions
Net investment income	(0.06)	(0.04)	(0.03)		(0.03)	(0.10)

Total Distributions	(0.06)	(0.04)	(0.03)		(0.03)	(0.10)

Net Asset Value, End of Period	$9.18	$11.26	$11.63		$10.13	$9.30

Total Return*	(17.85)%	(2.87)%	15.08%		9.26%	18.49%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$1,480	$1,879	$2,232		$2,239	$17,637

Ratio of expenses to average net assets	1.17%	1.10%	1.01	%(a)	1.15%	1.19%

Ratio of net investment income to average net assets	0.87%	0.15%	0.21%		0.28%	0.78%

Ratio of expenses to average net assets**	1.80%	1.73%	1.62%		1.39%	1.38%

Portfolio turnover(b)	47%	40%	36%		91%	90%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.

**	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(a)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 1.07%.

(b)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(c)	Calculated using average shares.

FINANCIAL HIGHLIGHTS

PROSPECTUS
42

 U.S. LARGE CAP EQUITY FUND — INSTITUTIONAL SHARES

					Period Ended
	Year Ended August 31,				August 31,

	2009	2008	2007		2006(a)
Net Asset Value, Beginning of Period	$11.31	$11.66	$10.15		$9.72

Investment Activities
Net investment income	0.09 (f)	0.04	0.06		0.02
Net realized/unrealized gains (losses) on investments	(2.10)	(0.34)	1.49		0.42

Total from Investment Activities	(2.01)	(0.30)	1.55		0.44

Distributions
Net investment income	(0.08)	(0.05)	(0.04)		(0.01)

Total Distributions	(0.08)	(0.05)	(0.04)		(0.01)

Net Asset Value, End of Period	$9.22	$11.31	$11.66		$10.15

Total Return(b)	(17.64)%	(2.54)%	15.30%		4.51%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$17,213	$9,991	$10,717		$12,494

Ratio of expenses to average net assets(c)	0.91%	0.84%	0.76	%(d)	0.77%

Ratio of net investment income to average net assets(c)	1.09%	0.41%	0.46%		0.21%

Ratio of expenses to average net assets*(c)	1.55%	1.48%	1.37%		1.16%
Portfolio turnover(e)	47%	40%	36%		91%

*	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(a)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.82%.

(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(f)	Calculated using average shares.

PROSPECTUS
43

CAVANAL HILL FUNDS

Investment Practices
and Risks

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The “Fund Summaries” section earlier in the prospectus provides a description of each Fund’s principal investment strategy and risks while the table below provides a list of the securities and techniques used by each Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information for the Cavanal Hill Bond Funds and Cavanal Hill Equity Funds. Following the table is a discussion of risk.

FUND NAME	FUND CODE

- Balanced Fund	1
- U.S. Large Cap Equity Fund	2

INVESTMENT PRACTICES AND RISKS

PROSPECTUS
44

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs):
ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership. EDRs are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured as global debt issues to facilitate trading on an international basis.		1-2	- Market - Political - Foreign Investment - Equity Securities - Portfolio Balancing - Limited Number of Holdings - Management - Investment Style

Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.	1		- Pre-payment - Credit - Interest Rate - Regulatory - Market - Limited Number of Holdings - Mortgage Market

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.		1-2	- Credit - Liquidity - Interest Rate

PROSPECTUS
45

	FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Bonds: Interest-bearing or discounted government, municipal, or corporate securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Bonds rated in the three highest ratings categories assigned by a nationally recognized statistical rating organization (“NRSRO”) are those rated BBB or better by S&P or Baa or better by Moody’s or similarly rated by other NRSROs, or, if not rated, determined to be of comparable quality by the Adviser.	1	2	- Interest Rate - Credit - Limited Number of Holdings - Management

Call and Put Options:
A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Funds will sell only covered call and secured put options.		1-2	- Credit - Market - Leverage - Equity Securities - Portfolio Balancing - Limited Number of Holdings - Management - Investment Style

INVESTMENT PRACTICES AND RISKS

PROSPECTUS
46

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Certificates of Deposit: Negotiable instruments with a stated maturity.		1-2	- Credit - Liquidity - Interest Rate - Limited Number of Holdings

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities including foreign entities. Maturities generally vary from a few days to nine months.		1-2	- Credit - Liquidity - Interest Rate - Foreign Investment

Common Stock: Shares of ownership of a company.	1-2		- Market - Equity Securities - Portfolio Balancing - Limited Number of Holdings - Management - Investment Style

Convertible Securities: Bonds or preferred stock that convert to common stock.		1-2	- Market - Credit - Equity Securities - Portfolio Balancing - Limited Number of Holdings - Management - Investment Style

PROSPECTUS
47

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof.		1-2	- Management - Market - Credit - Liquidity - Leverage - Equity Securities - Portfolio Balancing - Limited Number of Holdings - Management - Investment Style

Exchange Traded Funds: Securities that are issued by investment companies and traded on securities exchanges. The Funds may invest in iShares® in excess of statutory limitations in reliance on an exemptive order issued to iShares®, Inc. and iShares® Trust.	1	2	- Market - Liquidity - Equity Securities - Portfolio Balancing - Limited Number of Holdings - Management - Investment Style

Foreign Securities: Stocks issued by foreign companies, as well as commercial paper of foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and supranational entities.		1-2	- Market - Political - Liquidity - Foreign Investment - Equity Securities - Portfolio Balancing - Limited Number of Holdings - Management - Investment Style

INVESTMENT PRACTICES AND RISKS

PROSPECTUS
48

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Futures and Related Options:
A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.		1-2	- Management - Market - Credit - Liquidity - Leverage - Equity Securities - Portfolio Balancing - Limited Number of Holdings - Management - Investment Style

Illiquid Securities:
Each Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the value at which the Fund has valued the securities.		1-2	- Liquidity - Market - Equity Securities - Portfolio Balancing - Limited Number of Holdings - Management - Investment Style

PROSPECTUS
49

	FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Investment Company Securities:
Each of the Funds may invest up to 5% of its assets in the shares of any one investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies. In addition, pursuant to exemptive rules under the 1940 Act adopted by the Securities and Exchange Commission, each of the Funds may invest in shares of affiliated or unaffiliated money market funds to the extent permitted by its investment strategy. The Funds may also invest in iShares® in excess of statutory limitations in reliance on an exemptive order issued to iShares®, Inc. and iShares® Trust.	1	2	- Market - Equity Securities - Portfolio Balancing - Limited Number of Holdings - Management - Investment Style

Master Limited Partnerships (MLPs):
MLPs are partnerships that are publicly traded on a securities exchange. Typical limited partnerships are in real estate, oil and gas and equipment leasing, and they also finance movies, research and development, and other projects.		1-2	- Market - Equity Securities - Portfolio Balancing - Limited Number of Holdings - Management - Investment Style

INVESTMENT PRACTICES AND RISKS

PROSPECTUS
50

	FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

Money Market Instruments:
U.S. dollar-denominated debt securities that have remaining maturities of 397 days or less that are rated within the three highest ratings categories assigned by an NRSRO, or of comparable quality, at the time of purchase. These securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.	1-2		- Interest Rate - Credit

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.	1	2	- Pre-payment - Credit - Interest Rate - Regulatory - Market - Mortgage Market

PROSPECTUS
51

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Preferred Stock:
Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.		1-2	- Market - Equity Securities - Portfolio Balancing - Limited Number of Holdings - Management - Investment Style

Repurchase Agreements:
The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a Fund.		1-2	- Credit - Interest Rate

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.		1-2	- Credit - Leverage - Interest Rate

INVESTMENT PRACTICES AND RISKS

PROSPECTUS
52

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.		1-2	- Liquidity - Market - Equity Securities - Portfolio Balancing - Limited Number of Holdings - Management - Investment Style

Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return the Fund will receive cash, other securities, and/or letters of credit.		1-2	- Leverage - Liquidity - Credit

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.		1-2	- Liquidity - Credit - Interest Rate

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government, but not guaranteed or insured by the U.S. government. These include Fannie Mae and Freddie Mac.	1	2	- Interest Rate - Credit - Market

PROSPECTUS
53

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
U.S. Treasury Obligations: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping. Any other obligation that is backed by the full faith and credit of the U.S. government (e.g., FDIC-Guaranteed debt under the Temporary Liquidity Guarantee Program).	1	2	- Interest Rate

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.		1-2	- Credit - Liquidity - Interest Rate

Warrants: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.		1-2	- Interest Rate - Credit - Equity Securities - Portfolio Balancing - Limited Number of Holdings - Management - Investment Style

When-Issued Securities: Contract to purchase securities at a fixed price for delivery at a future date.		1-2	- Interest Rate - Leverage - Liquidity - Credit - Market

INVESTMENT PRACTICES AND RISKS

PROSPECTUS
54

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “What are the main risks of investing in this Fund?” Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

-	Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligations of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Equity Securities Risk
The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The value of your investment will go up or down in response to these factors.

-	Foreign Investment Risk
The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic and political developments. This also

PROSPECTUS
55

includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Exchange rate volatility may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

-	Interest Rate Risk
The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter term securities, moderate for intermediate-term securities, and high for longer-term securities. In addition, certain securities such as mortgage-backed obligations are subject to optional and mandatory redemption and therefore subject to risk regarding the interest rates at which redemption proceeds may be reinvested.

-	Investment Style Risk
The risk that returns from a particular class or group of stocks ( e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better — or worse — than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

-	Leverage Risk
The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a

INVESTMENT PRACTICES AND RISKS

PROSPECTUS
56

derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

-	Limited Number of Holdings Risk
As a large percentage of a Fund’s assets may be invested in the securities of a limited number of companies, each investment has a greater effect on a Fund’s overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.

-	Liquidity Risk
The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Management Risk
There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Market Risk
The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security

PROSPECTUS
57

or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

-	Mortgage Market Risk
The mortgage market in the United States has recently experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Losses on mortgage loans (especially subprime and second-lien mortgage loans) and increased investor yield requirements have led to reduced demand for mortgage loans and limited liquidity in the secondary market for some mortgage-related securities.

-	Political Risk
The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

-	Prepayment/Call Risk
The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of certain types of securities ( e.g., asset-backed securities, mortgage-backed securities and collateralized mortgage obligations) will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — its high-yielding bond before the bond’s maturity date. Changes in prepayment/call rates can result in greater price and yield volatility.

Prepayments/calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income — and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an

INVESTMENT PRACTICES AND RISKS

PROSPECTUS
58

intermediate-term maturity, and high for securities with a long-term maturity.

-	Portfolio Balancing Risk
The risk that the portfolio management team will not accurately assess the optimal mix of stocks and debt securities and therefore the Fund will underperform other balanced funds.

-	Regulatory Risk
The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

-	Small Cap Risk
Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

See the Funds’ Statement of Additional Information for more information concerning Investment Practices and Risks.

PROSPECTUS
59

CAVANAL HILL FUNDS

Glossary of Investment Terms

Alternative Minimum Tax
A measure designed to assure that individuals pay at least a minimum amount of federal income taxes. Certain securities used to fund private, for-profit activities are subject to AMT.

Balanced Fund
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of principal by investing in stocks, bonds, and/or money market instruments.

Bond
A debt security issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

Capital Gains Distribution
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

Common Stock
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company’s profits, some of which may be paid out as dividends.

Credit Quality
A measure of a bond issuer’s or contracting party’s ability to repay interest and principal in a timely manner.

Diversified
Holding a variety of securities so that a fund’s return is not badly hurt by the poor performance of a single security or industry.

Dividends
Payment to shareholders of income from interest or dividends generated by a fund’s investments.

Fixed Income Securities
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

Growth Stocks
Stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, the prices of growth stocks often are relatively high in comparison to revenue, earnings, book value, and dividends.

GLOSSARY OF INVESTMENT TERMS

PROSPECTUS
60

Index
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

Investment Adviser
An organization that makes the day-to-day decisions regarding a fund’s investments.

Investment Grade
A debt obligation whose credit quality is considered by independent rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances and is rated in one of the four highest ratings categories assigned by a nationally recognized statistical ratings organization.

Liquidity
The degree of a security’s marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

Maturity
The date when a bond issuer agrees to repay the bond’s principal, or face value, to the bond’s buyer.

Money Market Instruments
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers’ acceptances.

Mutual Fund
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Net Asset Value (NAV)
The market value of a mutual fund’s total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Operating Expenses
The percentage of a fund’s average net assets used to pay its expenses. Operating expenses include investment advisory fees, distribution/service (12b-1) fees, shareholder servicing fees, and administration fees.

Securities
Stocks, bonds, money market instruments, and other investment vehicles.

PROSPECTUS
61

Total Return
A percentage change, over a specified time period, in a mutual fund’s net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Value Stocks
Stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison to such factors as revenue, earnings, book value, and dividends.

Volatility
The fluctuations in value of a mutual fund or other security. The greater a fund’s volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest and dividends) earned by an investment, expressed as a percentage of the investment’s price.

[This page intentionally left blank.]

CAVANAL HILL FUNDS

More Information

More information may be obtained free of charge upon request.
The Statement of Additional Information (SAI), a current version of which is on file with the SEC, contains more details about the Funds and is incorporated by reference into the prospectus (is legally a part of this prospectus).
Annual and semiannual reports to shareholders contain additional information about the Funds’ investments. The Funds’ annual report also discusses the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.
The Funds also file their complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Funds’ most recent portfolio holdings are also available at http://www.cavanalhillfunds.com.
If you have questions about the Funds, another fund in the Cavanal Hill family of Funds or your account, or wish to obtain free copies of the Funds’ current SAI or annual or semiannual reports, please contact us as follows:
By Telephone:
Call 1-800-762-7085
By Mail:
Cavanal Hill Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
By Internet:
http://www.cavanalhillfunds.com
From the SEC:
You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the Cavanal Hill Funds, from the SEC’s web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-492-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.
Cavanal Hill Funds’ Investment Company Act registration number is 811-06114.

Investment Adviser
& Administrator
Cavanal Hill Investment
Management, Inc.
One Williams Center,
15th Floor
Tulsa, Oklahoma
74172-0172

Distributor
BOSC, Inc.
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, OK 74172

CH-PU-E-1209

CAVANAL HILL
Funds

December 17, 2009

Prospectus

Administrative Shares

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

How to Read this Prospectus

This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed information
about each Fund, please see the Fund
Summaries.

Introduction	1
Fund Summaries	2
U.S. Treasury Fund	2
Cash Management Fund	8
Tax-Free Money Market Fund	15

If you would like more information about the following topics, please see:

To obtain more information about the Cavanal Hill Funds please refer to the back cover of the prospectus.

December 17, 2009

PROSPECTUS
1

CAVANAL HILL FUNDS

Introduction

Cavanal Hill Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (“Funds”). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Administrative Class of the U.S. Treasury, Cash Management and Tax-Free Money Market Funds (“Money Market Funds”). Separate prospectuses provide information about (1) the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund and the Intermediate Tax-Free Bond Fund (the “Bond Funds”) and (2) the Balanced Fund and the U.S. Large Cap Equity Fund (the “Equity Funds”). Please read this prospectus and keep it for future reference.

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

Although the Funds seek to preserve the value of your investment at $1 per share, you could lose money on your investment in a Fund. Your investment in a Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own.

The portfolio manager invests each Fund’s assets in a way that the portfolio manager believes will help the Fund achieve its goal. A portfolio manager’s judgments about the economy and companies, and his method of investment selection, may cause a Fund to underperform other funds with similar objectives.

PROSPECTUS
2

CAVANAL HILL FUNDS

Fund Summaries

 MONEY MARKET FUNDS

U.S. Treasury Fund

Investment Objective

To seek current income with liquidity and stability of principal by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. government, some or all of which may be subject to repurchase agreements.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury obligations, some or all of which may be subject to repurchase agreements. This policy will not be changed without at least 60 days’ prior notice to shareholders. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

What are the main risks of investing in this Fund?

Your investment in the Fund may be subject to the following principal risks:

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund invests in securities believed to pose minimal credit risk, losses due to credit risk resulting in a decline in the value of your investment is minimized. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund’s yield. In general, lower-rated securities have higher

Maturity:

A portfolio’s level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio’s maturity, the greater its level of interest rate exposure.

PROSPECTUS
3

U.S. Treasury Fund (continued)

credit risks. With respect to U.S. government-sponsored enterprises (“GSEs”) such as Federal Home Loan Bank (“FHLB”), Tennessee Valley Authority (“TVA”), Federal National Mortgage Association (“Fannie Mae”), Federal Farm Credit Bank (“FFCB”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Income Risk — Income risk involves the possibility that the Fund’s yield will decrease due to a decline in interest rates.

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

PROSPECTUS
4

FUND SUMMARIES

U.S. Treasury Fund (continued)

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Net Asset Value Risk — The risk that the Fund will be unable to meet its goal of a constant $1 per share.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

PROSPECTUS
5

U.S. Treasury Fund (continued)

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year.1

ANNUAL TOTAL RETURNS for the Administrative Shares and predecessor[2] (Periods Ended 12/31)[1]

[1]	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/09 to 9/30/09 was 0.01%.

[2]	The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007 when the Institutional U.S. Treasury Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.

Best Quarter:	Q4	2000	1.47%
Worst Quarter:	Q4	2008	0.00%

PROSPECTUS
6

FUND SUMMARIES

U.S. Treasury Fund (continued)

This table shows the Fund’s average annual total returns for periods ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS for the Administrative Shares and predecessor[1] (Periods Ended 12/31/08)

	1 Year	5 Years	10 Years
U.S. Treasury Fund	1.06%	2.54%	2.72%

 YIELD

The 7-day yield for the period ended 12/31/08 was 0.01%.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

[1]	The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007, when the Institutional U.S. Treasury Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.

Yield:
All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

PROSPECTUS
7

U.S. Treasury Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that are deducted from Fund assets.

Investment Advisory Fees*	0.15%
Distribution/Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Other Expenses*	0.23%
Total Annual Fund Operating Expenses*	0.88%
Less Contractual Fee Waivers*	−0.10%
Net Total Annual Fund Operating Expenses	0.78%

*	For the period through December 31, 2010, the Adviser has contractually agreed to waive 0.10% of its Investment Advisory Fees. In addition, the Administrator has voluntarily agreed to waive 0.07% of its Administration Fee. This voluntary waiver is expected to continue through December 31, 2010, but may be terminated at any time. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees.

Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:

Investment Advisory Fees	0.05%
Distribution/Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.71%

There was an additional yield waiver of 0.42% for the year ended August 31, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years

$80	$271	$478	$1,075

Additional
Information

Dividends
Dividends are paid monthly.

Investment Adviser
Cavanal Hill Investment Management, Inc.
Tulsa, OK

Inception Date
September 5, 1990

Net Assets as of
December 1, 2009
$736 million

Suitable for IRAs
Yes

Minimum Initial Investment
$1,000

Cavanal Hill Fund Number
002

Cusip Number
14956P802

Ticker Symbol
APGXX

PROSPECTUS
8

FUND SUMMARIES

Cash Management Fund

Investment Objective

To seek current income with liquidity and stability of principal by investing in money market instruments which present minimal credit risks.

Principal Investment Strategy
To pursue its objective, the Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements. These obligations may be variable or floating rate instruments or variable rate master demand notes. U.S. government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by GSEs, which may be agencies or instrumentalities of the U.S. government, but are neither issued nor guaranteed as to principal and interest by the U.S. Treasury. U.S. government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (“Ginnie Mae”). U.S. government securities issued by GSEs that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include FHLB, TVA, and mortgage-backed and unsecured securities issued by Fannie Mae and Freddie Mac. FFCB is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the U.S. Treasury. While there are different degrees of credit quality, all U.S. government securities and securities issued by GSEs generally are considered highly credit worthy. To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities, or, if unrated, determined to be of comparable quality. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

Maturity:

A portfolio’s level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio’s maturity, the greater its level of interest rate exposure.

PROSPECTUS
9

Cash Management Fund (continued)

The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks.

What are the main risks of investing in this Fund?

Your investment in the Fund may be subject to the following principal risks:

-	Banking Risk — To the extent that the Fund invests in securities issued by U.S. Banks, U.S. branches of foreign banks and foreign branches of U.S. banks, the Fund’s performance will susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund invests in securities believed to pose minimal credit risk, losses due to credit risk resulting in a decline in the value of your investment is minimized. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund’s yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there

PROSPECTUS
10

FUND SUMMARIES

Cash Management Fund (continued)

can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Foreign Investment Risk — The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic and political developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

-	Income Risk — Income risk involves the possibility that the Fund’s yield will decrease due to a decline in interest rates.

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

PROSPECTUS
11

Cash Management Fund (continued)

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Net Asset Value Risk — The risk that the Fund will be unable to meet its goal of a constant $1 per share.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

PROSPECTUS
12

FUND SUMMARIES

Cash Management Fund (continued)

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year.1

ANNUAL TOTAL RETURNS for the Administrative Shares and predecessor[2] (Periods Ended 12/31)

[1]	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/09 to 9/30/09 was 0.10%.

[2]	The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007 when the Institutional Cash Management Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.

Best Quarter:	Q3	2000	1.53%
Worst Quarter:	Q1	2004	0.13%

PROSPECTUS
13

Cash Management Fund (continued)

This table shows the Fund’s average annual total returns for periods ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS for the Administrative Shares and predecessor[1] (Periods Ended 12/31/08)

	1 Year	5 Year	10 Year
Cash Management Fund	1.86%	2.91%	3.07%

 YIELD

The 7-day yield for the period ended 12/31/08 was 0.44%.
You may obtain the most current yield information for the Fund by calling (800) 762-7085.

[1]	The performance of the Administrative Class before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007, when the Institutional Cash Management Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.

Yield:

All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

PROSPECTUS
14

FUND SUMMARIES

Cash Management Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses

This table describes the Fund’s expenses that are deducted from Fund assets.

Investment Advisory Fees*	0.15%
Distribution/Service (12b-1) Fees*	0.25%
Shareholder Servicing Fee	0.25%
Other Expenses*†	0.24%
Total Annual Fund Operating Expenses*	0.89%
Less Contractual Fee Waivers*	–0.10%
Net Total Annual Fund Operating Expenses	0.79%

*	For the period through December 31, 2010, the Adviser has contractually agreed to waive 0.10% of its Investment Advisory Fees. In addition, the Administrator has voluntarily agreed to waive 0.07% of its Administration Fees and the Distributor has agreed voluntarily to waive its Distribution/Service (12b-1) Fees down to 0.12%. These voluntary fee waivers are expected to continue through December 31, 2010, but may be terminated at any time. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees.

†	Other Expenses do not include 0.03% for the cost of participation in the “U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds” through April 30, 2009.
Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:

Investment Advisory Fees	0.05%
Distribution/Service Fees	0.12%
Shareholder Servicing Fee	0.25%
Other Expenses†	0.17%
Total Annual Fund Operating Expenses	0.59%

†	Other Expenses do not include 0.03% for the cost of participation in the “U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds” through April 30, 2009.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years

$81	$274	$483	$1,087

Additional Information

Dividends
Dividends are paid monthly.

Investment Adviser
Cavanal Hill Investment Management, Inc.
Tulsa, OK

Inception Date
September 21, 1990

Net Assets as of December 1, 2009
$1,062 million

Suitable for IRAs
Yes

Minimum Initial Investment
$1,000

Cavanal Hill Fund Number
001

Cusip Number
14956P836

Ticker Symbol
APCXX

PROSPECTUS
15

Tax-Free Money Market Fund

Investment Objective
To seek high current income exempt from federal income tax consistent with the preservation of capital and relative stability of principal.

Principal Investment Strategy

As a fundamental policy, the Fund, under normal circumstances, invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. Short-term municipal securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may also include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a demand feature permitting the Fund to demand payment within a year. The Fund may also invest in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.

When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and that the portfolio manager believes to be the best relative values. The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

Maturity:

A portfolio’s level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio’s maturity, the greater its level of interest rate exposure.

PROSPECTUS
16

FUND SUMMARIES

Tax-Free Money Market Fund (continued)

The Fund may invest in certain other short-term debt securities in addition to those described above. The Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax (“Taxable Obligations”). For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. While engaged in a temporary defensive position, the Fund would not be pursuing its investment objective. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers’ acceptances of selected banks, and commercial paper.

The Fund will invest only in those municipal securities and other obligations that are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization (“NRSRO”), in the case of single-rated securities, or (ii) possess one of the two highest short-term ratings by at least two NRSROs, in the case of multiple-rated securities; or (iii) do not possess a rating (i.e., are unrated) but are determined by the portfolio manager to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Board of Trustees.

PROSPECTUS
17

Tax-Free Money Market Fund (continued)

What are the main risks of investing in this Fund?

Your investment in the Fund may be subject to the following principal risks:

-	Income Risk — Income risk involves the possibility that the Fund’s yield will decrease due to a decline in interest rates.

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Net Asset Value Risk — The risk that the Fund will be unable to meet its goal of a constant $1 per share.

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund invests in securities believed to pose minimal credit risk, losses due to credit risk resulting in a decline in the value of your investment is minimized. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund’s yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays

PROSPECTUS
18

FUND SUMMARIES

Tax-Free Money Market Fund (continued)

or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Municipal Risk — Municipal risk involves the possibility that the Fund’s performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

-	Tax Risk — Tax risk is the possibility that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”
An investment in the Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund

PROSPECTUS
19

Tax-Free Money Market Fund (continued)

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year.1

ANNUAL TOTAL RETURNS for Administrative Shares and predecessor[2] (Periods Ended 12/31)

[1]	The performance information above is based on a calendar year. The Fund’s total return from 1/2/09 to 9/30/09 was 0.08%.

[2]	Administrative Class Shares commenced operations on January 2, 2007. The performance shown for periods before January 2, 2007 is that of the Select Class Shares of the Fund, which are not offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses between the classes. Administrative Class Shares and Select Class Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Best Quarter :	Q4	2006	0.86%
Worst Quarter :	Q4	2008	0.36%

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FUND SUMMARIES

Tax-Free Money Market Fund (continued)

This table shows the Fund’s average annual total returns for periods ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS for Administrative Shares and predecesor[1] (Periods Ended 12/31/2008)

	1 Year	Since Inception
Tax-Free Money Market Fund	1.67%	2.61%

 YIELD

The 7-day yield for the period ended 12/31/08 was 0.78%

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

[1]	Administrative Class Shares commenced operations on January 2, 2007. The performance shown for periods before January 2, 2007 is that of the Select Class Shares of the Fund, which commenced operations on April 11, 2005 and are not being offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses between the classes. Administrative Class Shares and Select Class Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Yield:

All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

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Tax-Free Money Market Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that are deducted from Fund assets.

Investment Advisory Fees*	0.15%
Distribution/Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Other Expenses*†	0.28%
Total Direct Annual Fund Operating Expenses*	0.93%
Less Contractual Fee Waivers*	–0.20%
Net Total Direct Annual Fund Operating Expenses	0.73%
Acquired Fund Fees and Expenses‡	0.02%
Total Direct and Acquired Fund Annual Operating Expenses	0.75%

*	For the period through December 31, 2010, the Adviser has contractually agreed to waive 0.10% of its Investment Advisory Fees and the Administrator has contractually agreed to waive 0.10% of its Administration Fees. The Sub-Administrator contractually agreed to waive a portion of its fee, equal to various monthly miscellaneous expenses. This waiver amounted to 0.05% for the fiscal year ended August 31, 2009 but is no longer in effect. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees.

†	Other Expenses do not include 0.02% for the cost of participation in the “U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds” through April 30, 2009.
‡	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.

Additional
Information

Dividends
Dividends are paid
monthly.

Investment Adviser
Cavanal Hill Investment
Management, Inc.
Tulsa, OK

Inception Date
April 11, 2005

Net Assets as of
December 1, 2009
$559 million

Suitable for IRAs
No

Minimum Initial
Investment
$1,000

Cavanal Hill
Fund Number
013

Cusip Number
14956P786

Ticker Symbol
APBXX

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FUND SUMMARIES

Tax-Free Money Market Fund (continued)

Fees and Expenses (continued)

Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:

Investment Advisory Fees	0.05%
Distribution/Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Other Expenses†	0.18%
Total Direct Annual Fund Operating Expenses	0.73%
Acquired Fund Fees and Expenses‡	0.02%
Total Direct and Acquired Fund Annual Operating Expenses	0.75%

†	Other Expenses do not include 0.02% for the cost of participation in the “U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds” through April 30, 2009.
‡	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.
There was an additional yield waiver of 0.05% for the year ended August 31, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years

$77	$283	$506	$1,148

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CAVANAL HILL FUNDS

Your Account

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value next (“NAV”) calculated after the account is closed.

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YOUR ACCOUNT

Opening An Account and Buying Shares

1.	Read this prospectus carefully.

2.	Determine how much you want to invest. The minimum investment for Administrative Shares of a Cavanal Hill Fund is as follows:

-	Initial Purchase: $1,000 for each Fund

-	Additional Purchases: None.

A Fund may waive its minimum purchase requirements.

All purchases made by personal check should be in U.S. dollars. Third party checks, credit card checks on initial purchases, starter checks, traveler’s checks, money orders, or cash will not be accepted.

3.	Complete the appropriate parts of the Account Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

4.	You may purchase Administrative Shares by following the procedures established by the Distributor in connection with requirements of qualified accounts maintained by the Bank of Oklahoma, N.A. (“BOK”) or other financial institutions approved by the Distributor. These procedures may include sweep arrangements where an account is “swept” automatically no less frequently than weekly into a Cavanal Hill Money Market Fund.

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Selling Shares

TO SELL SOME OR ALL OF YOUR SHARES
By Mail
- Accounts of any type. - Sales of any amount.	- Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

- Include the account owner signature(s).

- Mail the materials to the Funds’ Custodian at Bank of Oklahoma, N.A., Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

- A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Overnight Mail
- Accounts of any type. - Sales of any amount.	- Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

- Include the account owner signature(s).

- Mail the materials to Cavanal Hill Funds, c/o Citi Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

- A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

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YOUR ACCOUNT

TO SELL SOME OR ALL OF YOUR SHARES
By Phone
- Accounts of any type. - Sales of any amount.	- Call (800) 762-7085 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

By Wire
- Accounts of any type which have elected the wire option on the Account Registration Form. - Sales of any amount.
- Call (800) 762-7085 to request a wire transfer.

- If you call by 4 p.m. Eastern time (for the U.S. Treasury Fund and the Cash Management Fund), or 12 noon Eastern time (for the Tax-Free Money Market Fund) on any Business Day (as defined in “Transaction Policies”), your payment will normally be wired to your bank on the next Business Day. On any Business Day that the bond markets close early, redemption or exchange orders must be received by 12 noon Eastern time to receive that day’s NAV.

- The Fund reserves the right to charge a wire fee.

- Your bank may charge a fee to wire funds.

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TO SELL SOME OR ALL OF YOUR SHARES

By Electronic Funds Transfer
- Accounts of any type. - Sales of any amount. - Shareholders with accounts at a U.S. bank which participates in the Automated Clearing House.
- Call (800) 762-7085 to request an electronic funds transfer.

- If you call by 4 p.m. Eastern time (for the U.S. Treasury Fund and the Cash Management Fund), or 12 noon Eastern time (for the Tax-Free Money Market Fund) on any Business Day (as defined in “Transaction Policies”), the NAV of your shares will be determined on the same day and you will receive your proceeds within a week after your request is received. On any Business Day that the bond markets close early, redemption or exchange orders must be received by 12:00 noon Eastern time to receive that day’s NAV.

- Your bank may charge a fee to electronically transfer funds.

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YOUR ACCOUNT

Selling Shares in Writing. In certain circumstances, you may need to include a medallion signature guarantee, which protects you against fraudulent orders. You will need a medallion signature guarantee unless:

-	the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

-	the redemption proceeds are being wired according to bank instructions currently on your account.

You should be able to obtain your medallion signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a medallion signature guarantee.

Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at NAV if your account balance in any Fund drops below $500. Before a Fund exercises its right to redeem your shares you will be given at least sixty days’ written notice to give you time to add to your account and avoid selling your shares.

Postponement of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange (“NYSE”) is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under “Selling Your Shares”.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund’s net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist (in whole or in part) of securities equal in market value to your shares. When you convert these securities to cash, you will pay transaction charges.

Undeliverable Redemption and Distribution Checks. If distribution or redemption checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six

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months will be cancelled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

Payments to Financial Intermediaries

The Funds and their affiliated service providers may pay fees as described below to broker-dealers and other financial institutions, including affiliates of Cavanal Hill Investment Management, Inc. (“Cavanal Hill Investment Management” or the “Adviser”), whose customers are shareholders of the Funds.

Distribution/Service (12b-1) Fees

The Funds have adopted a plan under Rule 12b-1 that allows each Fund to pay distribution and service fees to the Distributor for the sale and distribution of its shares and for services provided to shareholders. When the Distributor receives these fees, it may pay some or all of them to financial intermediaries whose customers purchase shares of the Funds, including financial intermediaries that are affiliates of the Adviser and Distributor. Because these fees are paid out of a Fund’s assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The distribution fee for Administrative Shares is 0.25% of the average daily net assets of the Administrative Shares of a Fund.

Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan, under which the Funds may enter into agreements with certain financial intermediaries who will provide certain support services to the Funds’ shareholders. For performing these services, Shareholder Servicing Agents may receive an annual fee of up to 0.25% of the average daily net assets of the Administrative Shares of each Fund. “Shareholder Servicing Agents” may include investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of the Adviser. The Funds have entered into agreements under the Shareholder Servicing Plan with the Bank of Oklahoma, N.A., the owner of the Adviser,, and may enter into agreements under the Shareholder Servicing Plan with other banks that are affiliates of the Bank of Oklahoma, N.A. to provide financial intermediary services to the Funds’ shareholders in exchange for payments by the Funds for such services under the Shareholder Servicing Plan.

Distribution and Shareholder Servicing Arrangements – Revenue Sharing

The Adviser, and from time to time affiliates of the Adviser, at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents in connection with the sale, distribution, retention of or the servicing of, the shares of the Funds. These additional cash incentives, sometimes referred to as “revenue sharing arrangements,” are payments over and

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YOUR ACCOUNT

above the sales charges (including 12b-1 fees) and service fees paid by the Funds. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing or access to sales meetings, sales representatives and Shareholder Servicing Agent management representatives. These payments are negotiated and may be based on such factors as: the number or value of shares that the Shareholder Servicing Agent sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the Shareholder Servicing Agent. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of shares sold. These payments may be significant and may create an incentive for Shareholder Servicing Agents or their agents to recommend or sell shares of the Funds to you. If you have purchased shares of a Fund through a Shareholder Servicing Agent, please speak with that agent to learn more about any payments it receives from the Adviser and/or its affiliates, as well as fees and/or commissions the agent charges. You should also consult disclosures made by your Shareholder Servicing Agent at the time of purchase. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus, and will not change the NAV or the price of a Fund’s shares, because they are not paid by the Funds.

Exchanging Shares

How to Exchange Your Shares. Shares of any Cavanal Hill Money Market Fund may be exchanged without payment of a sales charge for shares of the same class of any other Cavanal Hill Money Market Fund. Exchanges of shares from any Cavanal Hill Money Market Fund to the same class of any Cavanal Hill Equity Fund or Bond Fund generally will be subject to the sales charge applicable to the shares sought to be acquired through the exchange. Administrative Shares may be exchanged for Administrative Shares of another Fund, or another share class of the same Fund if you become eligible to purchase such share class. The exchange will be made on the basis of the relative net asset values of the shares exchanged. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days’ notice to shareholders.

A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

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Transaction Policies

Valuation of Shares. The NAV per share of a Fund is determined by dividing the total market value of the Fund’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.

-	The NAV of each of the U.S. Treasury Fund and Cash Management Fund generally is determined as of the close of regular trading on the NYSE (generally noon Eastern time) on each day in which the NYSE is open for regular trading and the Federal Reserve Bank of Kansas City is open (a “Business Day”). The NAV for the Tax-Free Money Market Fund generally is determined at 12 noon Eastern time on each Business Day. On any Business Day that the bond markets close early, the Funds will close for trading at 12 noon Eastern time; purchase, redemption and exchange orders must be received by 12 noon Eastern time on those days to receive that day’s NAV.

-	The assets in each Money Market Fund are valued based upon the amortized cost method. For further information about valuation of investments, see the Statement of Additional Information.

-	The NAV of each of the Money Market Funds is expected to remain at a constant $1.00 per share, although there is no assurance that this will be maintained.

Buy and Sell Prices. When you buy shares, you pay the NAV next determined after your order is received by the Fund or its designated agent. When you sell shares, you receive the NAV next determined after your order is received by the Fund or its designated agent.

Market Timing. Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, money market funds are designed to offer investors a liquid cash option that they may purchase and sell as often as they wish. Accordingly, the Funds’ Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of the Money Market Funds and the Money Market Funds accommodate frequent trading.

Additional Investor Services

Auto Invest Plan (AIP). AIP lets you set up periodic additional investments in the Funds of your choice through automatic deductions from your bank account. The minimum investment amount is $50 per month or quarter per Fund. To participate in the AIP, complete the appropriate section in the Account Registration Form. The minimum initial investment in the AIP is $100 and the minimum for subsequent investments is $50. To participate in the AIP from your bank account, please attach a voided check to your Account Registration Form.

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YOUR ACCOUNT

Directed Dividend Option. By selecting the appropriate box in the Account Registration Form, you can elect to receive your distributions in via check or have distributions (capital gains and dividends) reinvested in another Cavanal Hill Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you. The Fund may modify or terminate this directed dividend option without notice. You can change or terminate your participation in the directed dividend option at any time.

Systematic Withdrawal Plan (SWP). If you have at least $10,000 in your account, you may use SWP, which allows you to receive regular distributions from your account. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more on a monthly or quarterly basis. You may arrange to receive regular distributions from your account via check by completing the appropriate section in the Account Registration Form and attaching a voided check or by calling (800) 762-7085. The maximum withdrawal per year is 12% of the account value at the time of election.

Dividends and Capital Gains

As a mutual fund shareholder, you may receive capital gain, income from your investment, or both. The Money Market Funds declare dividends daily and pay dividends monthly. The Funds will distribute net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, at least once a year. It is unlikely that the Funds will realize any capital gain.

We will automatically reinvest any income and capital-gain distributions to which you are entitled in additional shares of the applicable Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a written request, including your name and account number to:

Cavanal Hill Funds
c/o BOSC, Inc.
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, OK 74172

Such a request will become effective for distributions having record dates after the date on which our Distributor receives your request. The taxation of dividends will not be affected by the form in which you receive them.

Taxes

Your mutual-fund investments may have a material impact on your tax situation. We have summarized some of the main tax implications that you should know below. Note, however, that the following provides only a general description. The information contained herein will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay

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taxes besides those described here, such as U.S. withholding and estate taxes. Please consult your tax adviser to see how investing in the Fund(s) will affect your own tax situation.

-	Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number and certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distribution that you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds that you would normally receive from selling Fund shares.

Each Fund will distribute, at least annually, substantially all of its net investment income and net capital gain. We will send you a statement each year showing the tax status of all distributions that you receive from us. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

-	Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gain that the Fund earned before you invested in it (and thus were included in the price you paid for your shares).

For federal income tax purposes, distributions of net investment income (other than those distributions that are properly designated as exempt-interest dividends, which are discussed below) that you receive from a Fund generally are taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of net investment income that are properly designated by a Fund as derived from “qualified dividend income” (as further defined in the Statement of Additional Information) will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that holding-period and certain other requirements are met at both the shareholder and Fund levels. Dividends of net investment income that are not designated as derived from qualified dividend income will be taxable as ordinary income. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

If at the close of each quarter, at least 50% of the value of a Fund’s total assets consists of tax-exempt interest obligations, the Fund will be eligible to designate distributions of interest derived from such obligations as “exempt-interest dividends.” The Tax-Free Money Market Fund intends to distribute a majority of its income as exempt-interest dividends. These dividends generally are excludable from a shareholder’s gross income for federal income tax purposes, although they might result in liability for the federal alternative minimum tax (both for individual and corporate shareholders) and for state and local tax purposes. You should consult your tax adviser concerning your own tax situation. Additionally, the receipt of exempt-interest dividends might cause recipients of social security or railroad retirement benefits to be taxed on a portion of such benefits. If you receive social security or railroad retirement benefits, you should consult your tax

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YOUR ACCOUNT

adviser to determine what effect, if any, an investment in the Fund might have on the federal taxation of your benefits.

Taxes on distributions from a Fund of capital gain are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of gain from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income (regardless of how long you have owned shares in the Fund). Distributions of net capital gain from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital-gain dividends will be taxable as long-term capital gain (regardless of how long you have owned shares in the Fund). Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. The Tax-Free Money Market Fund does not expect to realize significant capital gain.

-	Tax Consequences on Selling or Exchanging Shares. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term capital gain, depending upon how long you have held your shares and assuming the shares were held as capital assets.

-	State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on capital gains, if any, you realize from selling or exchanging Fund shares. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

-	Tax Consequences of Certain Fund Investments. A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, and derivative securities might require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund might be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including at times when it is not advantageous to liquidate such investments.

The portfolio management team of the Funds does not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gain as a by-product of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

The above is a general summary of the tax implications of investing in the Funds. Please consult your tax adviser to determine whether these considerations are relevant to your particular investments and tax situation as well as to obtain more information on your own tax situation, including possible foreign, state and local taxes. More information about taxes is contained in our Statement of Additional Information.

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Additional Information about the Funds

Disclosure of Portfolio Holdings. Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.

Investment in Exchange-Traded Funds. The Tax-Free Money Market Fund may invest in index-based exchange-traded funds, such as iShares® Trust and iShares®, Inc. (“iShares®”).*

iShares® is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares® offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See “Investment Practices and Risks” for information regarding risks associated with investment in an exchange-traded fund.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Tax-Free Money Market Fund may invest in iShares® in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

Investments in Investment Companies. For purposes of the Funds’ 80% policies, the Funds will “look through” investments in investment companies, such as iShares®, and will include such investments in their respective percentage totals.

Brokers, Dealers & Agents. Please note that (i) Investors may be charged fees — in addition to those assessed by the Funds — if they effect transactions through a Shareholder Servicing Agent, (ii) the Funds have and may from time to time authorize one or more Shareholder Servicing Agents to receive on their behalf

 * iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI or the iShares® Funds make any representations regarding the advisability of investing in an iShares® Fund.

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36

YOUR ACCOUNT

purchase and redemption orders, and Shareholder Servicing Agents so authorized may also be authorized to designate other agents to receive purchase and redemption orders on the Funds’ behalf, (iii) with respect to orders received by a Shareholder Servicing Agent authorized to receive purchase and redemption orders on the Funds’ behalf, the Fund will be deemed to have received an order when an authorized agent, or, if applicable, such agent’s authorized designee, receives the order, and (iv) unless restricted by the Investment Company Act of 1940 (the “1940 Act”) and the rules of the SEC under the 1940 Act, customer orders will be priced at the Funds’ NAV next computed after such orders are received by an authorized agent or such authorized agent’s authorized designee.

PROSPECTUS
37

CAVANAL HILL FUNDS

Investment Management

Investment Adviser

Investment advisory services are provided to each of the Funds by Cavanal Hill® Investment Management, Inc. (“Cavanal Hill Investment Management” or the “Adviser”), pursuant to an Investment Advisory Agreement. The Adviser is a separate, wholly-owned subsidiary of the Bank of Oklahoma, N.A. (“BOK”). It began serving as investment adviser to the Funds on May 12, 2001. The Adviser, subject to the general supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management of the Funds. Adviser is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2009, Cavanal Hill Investment Management had approximately $4.6 billion in assets under management.

BOK is a subsidiary of BOK Financial Corporation (“BOK Financial”). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provide a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries. As of September 30, 2009, BOK Financial and its subsidiaries had approximately $11.2 billion in assets under management in total.

PROSPECTUS
38

INVESTMENT MANAGEMENT

The aggregate Investment Advisory Fees paid to the Adviser after fee reductions and expense reimbursements, by the Funds for the fiscal year ended August 31, 2009, were as follows:

FUND	% OF AVERAGE NET ASSETS

- U.S. Treasury Fund	0.04%
- Cash Management Fund	0.04%
- Tax-Free Money Market Fund	0.04%

A discussion regarding the basis for the Board of Trustees approving the Investment Advisory Agreement with the Adviser is available in the Funds’ annual report to shareholders for the period ended August 31, 2009.

PROSPECTUS
39

CAVANAL HILL FUNDS

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of each Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

How to Read the
Financial Highlights Table:

This explanation uses the U.S. Treasury Fund Administrative Shares as an example. The Fund began fiscal 2009 with a net asset value (price) of $1 per share. During the year, the Fund earned $0.001 per share from investments income (interest and dividends).

Shareholders received $0.001 per share in the form of dividend distributions. A portion of each year’s distributions may come from the prior year’s income.

The earnings ($0.001 per share) minus the distributions ($0.001 per share) resulted in a share price of $1 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 0.07% for the year.

As of August 31, 2009, the Fund had $504.418 million in net assets. For the year, its expense ratio after fee waivers was 0.29% ($2.90 per $1,000 of net assets); and its net investment income amounted to 0.08% of its average net assets.

PROSPECTUS
40

FINANCIAL HIGHLIGHTS

 U.S. TREASURY FUND — ADMINISTRATIVE SHARES

	Year Ended August 31,
	2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000		$1.000	$1.000

Investment Activities
Net investment income	0.001	0.022	0.045		0.038	0.018

Total from Investment Activities	0.001	0.022	0.045		0.038	0.018

Distributions
Net investment income	(0.001)	(0.022)	(0.045)		(0.038)	(0.018)

Total Distributions	(0.001)	(0.022)	(0.045)		(0.038)	(0.018)

Net Asset Value, End of Period	$1.000	$1.000	$1.000		$1.000	$1.000

Total Return	0.07%	2.25%	4.58%		3.83%	1.77%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$504,418	$815,800	$1,055,890		$883,502	$693,510

Ratio of expenses to average net assets	0.29%	0.71%	0.68	%(a)	0.72%	0.72%

Ratio of net investment income to average net assets	0.08%	2.30%	4.50%		3.77%	1.77%

Ratio of expenses to average net assets*	0.88%	0.88%	0.94%		0.97%	0.97%

*	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(a)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.75%.

PROSPECTUS
41

 CASH MANAGEMENT FUND — ADMINISTRATIVE SHARES

	Year Ended August 31,
	2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000		$1.000	$1.000

Investment Activities
Net investment income	0.004	0.030	0.047		0.040	0.019

Total from Investment Activities	0.004	0.030	0.047		0.040	0.019

Distributions
Net investment income	(0.004)	(0.030)	(0.047)		(0.040)	(0.019)

Total Distributions	(0.004)	(0.030)	(0.047)		(0.040)	(0.019)

Net Asset Value, End of Period	$1.000	$1.000	$1.000		$1.000	$1.000

Total Return	0.39%	3.06%	4.84%		4.03%	1.94%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$649,605	$805,345	$756,515		$769,549	$823,358

Ratio of expenses to average net assets	0.62%	0.58%	0.57	%(a)	0.57%	0.57%

Ratio of net investment income to average net assets	0.38%	3.05%	4.74%		3.91%	1.95%

Ratio of expenses to average net assets*	0.92%	0.89%	0.96%		0.97%	0.97%

*	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(a)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.63%.

PROSPECTUS
42

FINANCIAL HIGHLIGHTS

 TAX-FREE MONEY MARKET FUND — ADMINISTRATIVE SHARES

	Year Ended		Period Ended
	August 31,		August 31,
	2009	2008	2007(a)

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000

Investment Activities
Net investment income	0.007	0.020	0.019

Total from Investment Activities	0.007	0.020	0.019

Distributions
Net investment income	(0.007)	(0.020)	(0.019)

Total Distributions	(0.007)	(0.020)	(0.019)

Net Asset Value, End of Period	$1.000	$1.000	$1.000

Total Return(b)	0.67%	2.04%	1.92%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$71,197	$6,659	$4,655

Ratio of expenses to average net assets(c)	0.64%	0.68%	0.26	%(d)

Ratio of net investment income to average net assets(c)	0.26%	1.99%	3.39%

Ratio of expenses to average net assets*(c)	0.93%	0.93%	1.20%

*	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(a)	For the period January 2, 2007 (commencement of operations) through August 31, 2007.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.72%.

PROSPECTUS
43

CAVANAL HILL FUNDS

Investment Practices
and Risks

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The “Fund Summaries” section earlier in the prospectus provides a description of each Fund’s principal investment strategy and risks while the table below provides a list of the securities and techniques used by each Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Cavanal Hill Money Market Statement of Additional Information. Following the table is a discussion of risk.

FUND NAME	FUND CODE

- U.S. Treasury Fund	1
- Cash Management Fund	2
- Tax-Free Money Market Fund	3

	FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities including commercial paper, backed by other types of receivables or other assets.	2	3	- Pre-payment - Credit - Interest Rate - Regulatory - Market - Mortgage Market

PROSPECTUS
44

INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.		2, 3	- Credit - Liquidity - Interest Rate

Bonds:
Interest-bearing or discounted government, municipal, or corporate securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Bonds rated in the three highest ratings categories assigned by nationally recognized statistical rating organization (“NRSRO”) are those rated A or better by S&P or A or better by Moody’s or similarly rated by other NRSROs, or, if not rated, determined to be of comparable quality by the Adviser.	1-3		- Interest Rate - Credit

PROSPECTUS
45

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Call and Put Options:
A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Funds will sell only covered call and secured put options.		2, 3	- Credit - Market - Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.	2, 3		- Credit - Liquidity - Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities including foreign entities. Maturities generally vary from a few days to nine months.	2, 3		- Credit - Liquidity - Interest Rate - Foreign Investment

Convertible Securities: Bonds or preferred stock that convert to common stock.		2	- Market - Credit

PROSPECTUS
46

INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof.		2, 3	- Management - Market - Credit - Liquidity - Leverage

Exchange Traded Funds:
Securities that are issued by investment companies and are traded on securities exchanges. The Funds may invest in iShares® in excess of statutory limitations in reliance on an exemptive order issued to iShares®, Inc. and iShares® Trust.		2, 3	- Market - Liquidity

Foreign Securities: Stocks issued by foreign companies, as well as commercial paper or foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and supranational entities.	2		- Market - Political - Liquidity - Foreign Investment

Illiquid Securities:
Each Fund may invest up to 10% of its net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the value at which the Fund has valued the securities.		1-3	- Liquidity - Market

PROSPECTUS
47

	FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

Investment Company Securities:
Each of the Funds may invest up to 5% of its assets in the shares of any one investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies. In addition, pursuant to exemptive rules under the 1940 Act adopted by the Securities and Exchange Commission each of the Funds may invest in shares of affiliated and unaffiliated money market funds to the extent permitted by their respective investment strategies. The Funds may also invest in iShares® in excess of statutory limitations in reliance on an exemptive order issued to iShares®, Inc. and iShares® Trust.	3		- Market

PROSPECTUS
48

INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Loan Participation Interests:
Loan participation interests are interests in bank loans made to corporations. In these arrangements the bank transfers the cash stream of the underlying bank loan to the participating investor.		2, 3	- Interest Rate - Liquidity - Credit

Money Market Instruments:
U.S. dollar-denominated debt securities that have remaining maturities of one year 397 days or less that are rated within the three highest ratings categories assigned by an NRSRO, or of comparable quality, at the time of purchase. These securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.	1-3		- Interest Rate - Credit

PROSPECTUS
49

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.		1-3	- Pre-payment - Credit - Interest Rate - Regulatory - Market - Mortgage Market

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes.	3		- Credit - Political - Interest Rate - Regulatory - Tax

Repurchase Agreements:
The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a Fund.	1-3		- Credit - Interest Rate

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.		1-3	- Credit - Leverage - Interest Rate

PROSPECTUS
50

INVESTMENT PRACTICES AND RISKS

	FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	2	3	- Liquidity - Market

Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return the Fund will receive cash, other securities, and/or letters of credit.		1-3	- Leverage - Liquidity - Credit

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.	2, 3		- Liquidity - Credit - Interest Rate

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and certificates of accrual of Treasury securities.	2, 3	1	- Interest Rate

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government, but not guaranteed or insured by the U.S. government. These include Fannie Mae and Freddie Mac.	2	3	- Interest Rate - Credit - Market

PROSPECTUS
51

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
U.S. Treasury Obligations:
Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping. Any other obligation that is backed by the full faith and credit of the U.S. government (e.g., FDIC-Guaranteed debt under the Temporary Liquidity Guarantee Program).	1-3		- Interest Rate

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.	2, 3		- Credit - Liquidity - Interest Rate

When-Issued Securities: Contract to purchase securities at a fixed price for delivery at a future date.		1-3	- Interest Rate - Leverage - Liquidity - Credit

PROSPECTUS
52

INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

Zero-Coupon Debt Obligations:
Bonds and other debt that pay no interest, but are issued at a discount from the value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity date.		2, 3	- Credit - Interest Rate - Zero Coupon

PROSPECTUS
53

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “What are the main risks of investing in this Fund?” Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

-	Banking Risk
To the extent that the Fund invests in securities issued by U.S. Banks, U.S. branches of foreign banks and foreign branches of U.S. banks, the Fund’s performance will susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

-	Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligations of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

PROSPECTUS
54

INVESTMENT PRACTICES AND RISKS

-	Foreign Investment Risk
The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic and political developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Exchange rate volatility may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

-	Income Risk
The risk that the Fund’s yields will decrease due to a decline in interest rates.

-	Interest Rate Risk
The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities.

-	Leverage Risk
The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

PROSPECTUS
55

-	Liquidity Risk
The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Management Risk
The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

-	Market Risk
The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

-	Mortgage Market Risk
The mortgage market in the United States has recently experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Losses on mortgage loans (especially subprime and second-lien mortgage loans) and increased investor yield requirements have led to reduced demand for mortgage loans and limited liquidity in the secondary market for some mortgage-related securities.

-	Municipal Risk
Municipal Risk involves the possibility that the Fund’s performance may be affected by political

PROSPECTUS
56

INVESTMENT PRACTICES AND RISKS

and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

-	Political Risk
The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

-	Prepayment/Call Risk
The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of certain types of securities ( e.g., asset-backed securities, mortgage-backed securities and collateralized mortgage obligations) will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — its high-yielding bond before the bond’s maturity date. Changes in prepayment/call rates can result in greater price and yield volatility.

Prepayments/calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income — and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

-	Regulatory Risk
The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

PROSPECTUS
57

-	Tax Risk
The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

-	Zero Coupon Risk
The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

PROSPECTUS
58

CAVANAL HILL FUNDS

Glossary of Investment Terms

Dividends
Payment to shareholders of income from interest or dividends generated by a fund’s investments.

Investment Adviser
An organization that makes the day-to-day decisions regarding a fund’s investments.

Investment Grade
A debt obligation whose credit quality is considered by independent rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances and is rated in one of the four highest ratings categories assigned by a nationally recognized statistical ratings organization.

Liquidity
The degree of a security’s marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

Money Market Fund
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

Money Market Instruments
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers’ acceptances.

Mutual Fund
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Net Asset Value (NAV)
The market value of a mutual fund’s total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Operating Expenses
The percentage of a fund’s average net assets used to pay its expenses. Operating expenses include investment advisory fees, shareholder servicing fees, and administration fees.

Securities
Stocks, bonds, money market instruments, and other investment vehicles.

Total Return
A percentage change, over a specified time period, in a mutual fund’s net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

PROSPECTUS
59

Volatility
The fluctuations in value of a mutual fund or other security. The greater the fund’s volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

More Information

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the SEC, contains more details about the Funds and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the Funds’ investments. The Funds’ annual report also discusses the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. The Funds also file their complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Funds’ most recent portfolio holdings are also available at http://www.cavanalhillfunds.com.

If you have questions about the Funds, another fund in the Cavanal Hill family of Funds or your account, or wish to obtain free copies of the Funds’ current SAI or annual or semiannual reports, please contact us as follows:

By Telephone:
Call 1-800-762-7085

By Mail:
Cavanal Hill Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035

By Internet:
http://www.cavanalhillfunds.com

From the SEC:
You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the Cavanal Hill Funds, from the SEC’s web site
(http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-492-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.

Cavanal Hill Funds Investment Company Act registration number is 811-06114.

Investment Adviser & Administrator
Cavanal Hill Investment
Management, Inc.
One Williams Center
15th Floor
Tulsa, Oklahoma 74172-0172

Distributor
BOSC, Inc.
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, OK 74172

CH-PU-ADM-1209

CAVANAL HILL
Funds

December 17, 2009

Prospectus

Service Shares

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

How to Read this Prospectus

This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed information about each Fund, please see the Fund Summaries.

Introduction	1
Fund Summaries	2
U.S. Treasury Fund	2
Cash Management Fund	8
Tax-Free Money Market Fund	16

If you would like more information about the following topics, please see:

To obtain more information about the Cavanal Hill Funds please refer to the back cover of the prospectus.

December 17, 2009

PROSPECTUS
1

CAVANAL HILL FUNDS

Introduction

Cavanal Hill Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (“Funds”). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Service Class of the U.S. Treasury, Cash Management and Tax-Free Money Market Funds (“Money Market Funds”). Separate prospectuses provide information about (1) the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund and the Intermediate Tax-Free Bond Fund (the “Bond Funds”) and (2) the Balanced Fund and the U.S. Large Cap Equity Fund (the “Equity Funds”). Please read this prospectus and keep it for future reference.

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

Although the Funds seek to preserve the value of your investment at $1 per share, you could lose money on your investment in a Fund. Your investment in a Fund is not a deposit or an obligation of Bank of Oklahoma, N.A. (“BOK”), its affiliates, or any bank. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own.

The portfolio manager invests each Fund’s assets in a way that the portfolio manager believes will help the Fund achieve its goal. A portfolio manager’s judgments about the economy and companies, and his method of investment selection, may cause a Fund to underperform other funds with similar objectives.

PROSPECTUS
2

CAVANAL HILL FUNDS

Fund Summaries

 MONEY MARKET FUNDS

U.S. Treasury Fund

Investment Objective

To seek current income with liquidity and stability of principal by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. government, some or all of which may be subject to repurchase agreements.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury obligations, some or all of which may be subject to repurchase agreements. This policy will not be changed without at least 60 days’ prior notice to shareholders. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

What are the main risks of investing in this Fund?

Your investment in the Fund may be subject to the following principal risks:

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund invests in securities believed to pose minimal credit risk, losses due to credit risk resulting in a decline in the value of your investment is minimized. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund’s yield. In general, lower-rated

Maturity:

A portfolio’s level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio’s maturity, the greater its level of interest rate exposure.

PROSPECTUS
3

U.S. Treasury Fund (continued)

securities have higher credit risks. With respect to U.S. government-sponsored enterprises (“GSEs”) such as Federal Home Loan Bank (“FHLB”), Tennessee Valley Authority (“TVA”), Federal National Mortgage Association (“Fannie Mae”), Federal Farm Credit Bank (“FFCB”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Income Risk — Income risk involves the possibility that the Fund’s yield will decrease due to a decline in interest rates.

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

PROSPECTUS
4

FUND SUMMARIES

U.S. Treasury Fund (continued)

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Net Asset Value Risk — The risk that the Fund will be unable to meet its goal of a constant $1 per share.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”
An investment in the Fund is not a deposit or an obligation of BOK, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

PROSPECTUS
5

U.S. Treasury Fund (continued)

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the Fund’s performance from year to year.1

ANNUAL TOTAL RETURNS for the Service Class Shares and predecessor[2] (Periods Ended 12/31)

[1]	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/09 to 9/30/09 was 0.01%.
[2]	Service Class Shares commenced operations on January 2, 2007. The performance shown for periods prior to January 2, 2007 is that of the predecessor to Administrative Class Shares of the Fund, which are not offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses between the classes. Service Class Shares and the predecessor to Administrative Class Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Best Quarter:	Q4	2000	1.47%
Worst Quarter:	Q4	2008	0.01%

PROSPECTUS
6

FUND SUMMARIES

U.S. Treasury Fund (continued)

This table shows the Fund’s average annual total returns for periods ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS for the Service Class Shares and predecessor[1] (Periods Ended 12/31/08)

	1 Year	5 Year	10 Year

U.S. Treasury Fund	1.29%	2.63%	2.77%

 YIELD

The 7-day yield for the period ended 12/31/08 was 0.01%.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

[1]	Service Class Shares commenced operations on January 2, 2009. The performance shown for periods prior to January 2, 2007 is that of the predecessor to Administrative Class Shares of the Fund, which are not offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses between the classes. Service Class Shares and the predecessor to Administrative Class Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Yield:
All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

PROSPECTUS
7

U.S. Treasury Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that are deducted from Fund assets.

Investment Advisory Fees*	0.15%
Distribution/Service (12b-1) Fees*	0.25%
Shareholder Servicing Fee*	0.25%
Other Expenses*	0.23%
Total Annual Fund Operating Expenses*	0.88%
Less Contractual Fee Waivers*	–0.25%
Net Total Annual Fund Operating Expenses	0.63%

*	For the period through December 31, 2010, the Distributor has contractually agreed to cap the Shareholder Servicing Fee at 0.10% and the Adviser has contractually agreed to waive 0.10% of its Investment Advisory Fees. The Administrator has voluntarily agreed to waive 0.07% of its Administration Fee and the Distributor has agreed to voluntarily waive Distribution/Service (12b-1) Fees down to 0.10%. These voluntary fee waivers are expected to continue through December 31, 2010, but may be terminated at any time. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees.
Annual fund operating expenses after giving effect to contractual and voluntary fee waivers are as follows:

Investment Advisory Fees	0.05%
Distribution/Service (12b-1) Fees	0.10%
Shareholder Servicing Fee	0.10%
Other Expenses	0.16%
Total Annual Fund Operating Expenses∧	0.41%

∧	There was an additional yield waiver of 0.15% for the year ended August 31, 2009.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$64	$256	$463	$1,061

Additional
Information

Dividends
Dividends are paid
monthly.

Investment Adviser
Cavanal Hill Investment
Management, Inc.
Tulsa, OK

Inception Date
September 5, 1990

Net Assets as of December 1, 2009
$736 million

Suitable for IRAs
Yes

Minimum Initial
Investment
$10,000

Cavanal Hill
Fund Number
062

Cusip Number
14956P885

Ticker Symbol
APJXX

PROSPECTUS
8

FUND SUMMARIES

Cash Management Fund

Investment Objective

To seek current income with liquidity and stability of principal by investing in money market instruments which present minimal credit risks.

Principal Investment Strategy

To pursue its objective, the Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements. These obligations may be variable or floating rate instruments or variable rate master demand notes. U.S. government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by GSEs, which may be agencies or instrumentalities of the U.S. government, but are neither issued nor guaranteed as to principal and interest by the U.S. Treasury. U.S. government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (“Ginnie Mae”). U.S. government securities issued by GSEs that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include FHLB, TVA, and mortgage-backed and unsecured securities issued by Fannie Mae and Freddie Mac. FFCB is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the U.S. Treasury.

While there are different degrees of credit quality, all U.S. government securities and securities issued by GSEs generally are considered highly credit worthy. To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities or, if unrated, determined to be of comparable quality.

Maturity:

A portfolio’s level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio’s maturity, the greater its level of interest rate exposure.

PROSPECTUS
9

Cash Management Fund (continued)

The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

The Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks.

The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

What are the main risks of investing in this Fund?

Your investment in the Fund may be subject to the following principal risks:

-	Banking Risk — To the extent that the Fund invests in securities issued by U.S. Banks, U.S. branches of foreign banks and foreign branches of U.S. banks, the Fund’s performance will susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund invests in securities believed to pose minimal credit risk, losses due to credit risk resulting in a decline in the value of your investment is minimized. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund’s yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although

PROSPECTUS
10

FUND SUMMARIES

Cash Management Fund (continued)

the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Foreign Investment Risk — The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

-	Income Risk — Income risk involves the possibility that the Fund’s yield will decrease due to a decline in interest rates.

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time

PROSPECTUS
11

Cash Management Fund (continued)

and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Net Asset Value Risk — The risk that the Fund will be unable to meet its goal of a constant $1 per share.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of BOK, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

PROSPECTUS
12

FUND SUMMARIES

Cash Management Fund (continued)

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the Fund’s performance from year to year.1

ANNUAL TOTAL RETURNS Service Class Shares and predecessor[2] (Periods Ended 12/31)

[1]	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/09 to 9/30/09 was 0.22%.
[2]	Service Class Shares commenced operations on January 2, 2007. The performance shown for periods prior to January 2, 2007 is that of the predecessor to Administrative Class Shares of the Fund, which are not offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses between the classes. Service Class Shares and the predecessor to Administrative Class Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

Best Quarter:	Q3	2000	1.53%
Worst Quarter:	Q1	2004	0.13%

PROSPECTUS
13

Cash Management Fund (continued)

This table shows the Fund’s average annual total returns for periods ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS for the Service Class Shares and predecessor[1] (Periods Ended 12/31/08)

	1 Year	5 Year	10 Year

Cash Management Fund	2.02%	2.97%	3.10%

 YIELD

The 7-day yield for the period ended 12/31/08 was 0.60%.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

[1]	Service Class Shares commenced operations on January 2, 2007. The performance shown for periods prior to January 2, 2007 is that of the predecessor to Administrative Class Shares of the Fund, which are not offered in this prospectus. Performance for the predecessor to Administrative Class Shares has not been adjusted to reflect the differences in fees and other expenses between the classes. Service Class Shares and the predecessor to Administrative Class Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Yield:

All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

PROSPECTUS
14

FUND SUMMARIES

Cash Management Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that are deducted from Fund assets.

Investment Advisory Fees*	0.15%
Distribution/Service (12b-1) Fees*	0.25%
Shareholder Servicing Fee*	0.25%
Other Expenses*†	0.24%
Total Annual Fund Operating Expenses*	0.89%
Less Contractual Fee Waivers*	–0.25%
Net Total Annual Fund Operating Expenses	0.64%

*	For the period through December 31, 2010, the Distributor has contractually agreed to cap the Shareholder Servicing Fee at 0.10% and the Adviser has contractually agreed to waive 0.10% of its Investment Advisory Fees. The Administrator has voluntarily agreed to waive 0.07% of its Administration Fee and the Distributor has agreed to voluntarily waive Distribution/Service (12b-1) Fees down to 0.10%. These voluntary fee waivers are expected to continue through December 31, 2010, but may be terminated at any time. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees.

†	Other Expenses do not include 0.03% for the cost of participation in the “U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds” through April 30, 2009.
Annual fund operating expenses after giving effect to contractual and voluntary fee waivers are as follows:

Investment Advisory Fees	0.05%
Distribution/Service (12b-1) Fees	0.10%
Shareholder Servicing Fee	0.10%
Other Expenses†	0.17%
Total Annual Fund Operating Expenses	0.42%

†	Other Expenses do not include 0.03% for the cost of participation in the “U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds” through April 30, 2009.

Additional
Information

Dividends
Dividends are paid monthly.

Investment Adviser
Cavanal Hill
Management, Inc.
Tulsa, OK

Inception Date
September 21, 1990

Net Assets as of
December 1, 2009
$1,062 million

Suitable for IRAs
Yes

Minimum Initial
Investment
$10,000

Cavanal Hill
Fund Number
061

Cusip Number
14956P828

Ticker Symbol
APFXX

PROSPECTUS
15

Cash Management Fund (continued)

Fees and Expenses (continued)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$65	$259	$469	$1,073

PROSPECTUS
16

FUND SUMMARIES

Tax-Free Money Market Fund

Investment Objective

To seek high current income exempt from federal income tax consistent with the preservation of capital and relative stability of principal.

Principal Investment Strategy

As a fundamental policy, the Fund, under normal circumstances, invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. Short-term municipal securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may also include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a demand feature permitting the Fund to demand payment within a year. The Fund may also invest in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.

When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and that the portfolio manager believes to be the best relative values. The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

The Fund may invest in certain other short-term debt securities in addition to those described above.

Maturity:

A portfolio’s level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio’s maturity, the greater its level of interest rate exposure.

PROSPECTUS
17

Tax-Free Money Market Fund (continued)

The Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax (“Taxable Obligations”). For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. While engaged in a temporary defensive position, the Fund would not be pursuing its investment objective. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers’ acceptances of selected banks, and commercial paper.

The Fund will invest only in those municipal securities and other obligations that are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization (“NRSRO”), in the case of single-rated securities, or (ii) possess one of the two highest short-term ratings by at least two NRSROs, in the case of multiple-rated securities; or (iii) do not possess a rating (i.e., are unrated) but are determined by the portfolio manager to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Board of Trustees.

PROSPECTUS
18

FUND SUMMARIES

Tax-Free Money Market Fund (continued)

What are the main risks of investing in this Fund?

Your investment in the Fund may be subject to the following principal risks:

-	Income Risk — Income risk involves the possibility that the Fund’s yield will decrease due to a decline in interest rates.

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Net Asset Value Risk — The risk that the Fund will be unable to meet its goal of a constant $1 per share.

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund invests in securities believed to pose minimal credit risk, losses due to credit risk resulting in a decline in the value of your investment is minimized. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund’s yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party

PROSPECTUS
19

Tax-Free Money Market Fund (continued)

to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Municipal Risk — Municipal risk involves the possibility that the Fund’s performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

-	Tax Risk — Tax risk is the possibility that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of BOK, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

PROSPECTUS
20

FUND SUMMARIES

Tax-Free Money Market Fund (continued)

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year.1

ANNUAL TOTAL RETURNS for Service Class Shares and predecessor[2] (Periods Ended 12/31)

[1]	The performance information above is based on a calendar year. The Fund’s total return from 1/1/09 to 9/30/09 was 0.29%.
[2]	Service Class Shares commenced operations on January 2, 2007. The performance shown for periods prior to January 2, 2007 is that of the Select Class Shares of the Fund, which are not offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses between the classes. Service Class Shares and Select Class Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Best Quarter:	Q2	2007	0.93%
Worst Quarter:	Q4	2008	0.38%

PROSPECTUS
21

Tax-Free Money Market Fund (continued)

This table shows the Fund’s average annual total returns for periods ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS for Service Class Shares and predecessor[1] (Periods Ended 12/31/08)

	1 Year	Since Inception

Tax-Free Money Market Fund	1.94%	2.78%

 YIELD

The 7-day yield for the period ended 12/31/08 was 1.05%.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

[1]	Service Class Shares commenced operations on January 2, 2007. The performance shown for periods prior to January 2, 2007 is that of the Select Class Shares of the Fund, which commenced operations on April 11, 2005 and are not being offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses between the classes. Service Class Shares and Select Class Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Yield:

All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

PROSPECTUS
22

FUND SUMMARIES

Tax-Free Money Market Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that are deducted from Fund assets.

Investment Advisory Fees*	0.15%
Distribution/Service (12b-1) Fees*	0.25%
Shareholder Servicing Fee*	0.25%
Other Expenses*†	0.28%
Total Direct Annual Fund Operating Expenses*	0.93%
Less Contractual Fee Waivers*	–0.35%
Net Total Direct Annual Fund Operating Expenses	0.58%
Acquired Fund Fees and Expenses‡	0.02%
Total Direct and Acquired Fund Annual Operating Expenses	0.60%

*	For the period through December 31, 2010, the Distributor has contractually agreed to cap its Shareholder Servicing Fee at 0.10%, the Adviser has contractually agreed to waive 0.10% of its Investment Advisory Fees and the Administrator has contractually agreed to waive 0.10% of its Administration Fees. The Sub-Administrator contractually agreed to waive a portion of its fee, equal to various monthly miscellaneous expenses. This waiver amounted to 0.05% for the fiscal year ended August 31, 2009 but is no longer in effect. In addition, the Distributor has voluntarily agreed to waive Distribution/Service (12b-1) Fees down to 0.10%. The voluntary waivers are expected to continue through December 31, 2010, but may be terminated at any time. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees.
†	Other Expenses do not include 0.02% for the cost of participation in the “U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds” through April, 2009.
‡	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.

Additional
Information

Dividends
Dividends are paid monthly.

Investment Adviser
Cavanal Hill
Management, Inc.
Tulsa, OK

Inception Date
April 11, 2005

Net Assets as of
December 1, 2009
$559 million

Suitable for IRAs
No

Minimum Initial
Investment
$10,000

Cavanal Hill
Fund Number
063

Cusip Number
14956P778

Ticker Symbol
APDXX

PROSPECTUS
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Tax-Free Money Market Fund (continued)

Fees and Expenses (continued)

Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:

Investment Advisory Fees	0.05%
Distribution/Service (12b-1) Fees	0.10%
Shareholder Servicing Fee	0.10%
Other Expenses†	0.18%
Total Direct Annual Fund Operating Expenses	0.43%
Acquired Fund Fees and Expenses‡	0.02%
Total Direct and Acquired Fund Annual Operating Expenses	0.45%

†	Other Expenses do not include 0.02% for the cost of participation in the “U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds” through April, 2009.
‡	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years

$61	$268	$491	$1,134

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CAVANAL HILL FUNDS

Your Account

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value (“NAV”) next calculated after the account is closed.

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The Service Shares of the Money Market Funds require a minimum initial investment of $10,000 and are offered to customers for whom the Bank of Oklahoma, N.A. (“BOK”), or its affiliates, act in a fiduciary, advisory, custodial agency or similar capacity and to fiduciary customers of other financial institutions approved by the Distributor.

Opening An Account and Buying Shares

1.	Read this prospectus carefully.

2.	Determine how much you want to invest. The minimum investment for Service Shares of an Cavanal Hill Money Market Fund is as follows:

-	Initial Purchase: $10,000 for each Fund

-	Additional Purchases: None

A Fund may waive its minimum purchase requirements.

All purchases made by personal check should be in U.S. dollars. Third party checks, credit card checks on initial purchases, starter checks, traveler’s checks, money orders or cash will not be accepted.

3.	Complete the appropriate parts of the Account Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

4.	You may purchase Service Shares of a Money Market Fund by following the procedures established by the Distributor in connection with requirements of qualified accounts maintained by BOK or other financial institutions approved by the Distributor. These procedures may include sweep arrangements where an account is “swept” automatically no less frequently than weekly into a Cavanal Hill Money Market Fund.

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YOUR ACCOUNT

Selling Shares

TO SELL SOME OR ALL OF YOUR SHARES
By Mail
- Accounts of any type. - Sales of any amount.	- Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

- Include the account owner signature(s).

- Mail the materials to the Funds’ Custodian at Bank of Oklahoma, N.A., Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, OH 43218-2730.

- A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Overnight Mail
- Accounts of any type. - Sales of any amount.	- Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

- Include the account owner signature(s).

- Mail the materials to Cavanal Hill Funds, c/o Citi Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

- A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

PROSPECTUS
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TO SELL SOME OR ALL OF YOUR SHARES
By Phone

- Accounts of any type. - Sales of any amount.	- Call (800) 762-7085 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

By Wire
- Accounts of any type which have elected the wire option on the Account Registration Form. - Sales of any amount.
- Call (800) 762-7085 to request a wire transfer.
- If you call by 4 p.m. Eastern time (for the U.S. Treasury Fund and the Cash Management Fund) on any Business Day (as described in “Transaction Policies”), or 12 noon Eastern time (for the Tax-Free Money Market Fund), your payment will normally be wired to your bank on the next Business Day. On any Business Day that the bond markets close early, redemption or exchange orders must be received by 12 noon Eastern time to receive that day’s NAV.
- The Fund reserves the right to charge a wire fee.
- Your bank may charge a fee to wire funds.

PROSPECTUS
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YOUR ACCOUNT

TO SELL SOME OR ALL OF YOUR SHARES

By Electronic Funds Transfer

- Accounts of any type. - Sales of any amount. - Shareholders with accounts at a U.S. bank which participates in the Automated Clearing House.
- Call (800) 762-7085 to request an electronic funds transfer.
- If you call by 4 p.m. Eastern time (for the U.S. Treasury Fund and the Cash Management Fund) or 12 noon Eastern time (for the Tax-Free Money Market Fund) on any Business Day (as described in “Transaction Policies”), the NAV of your shares will be determined on the same day and you will receive your proceeds within a week after your request is received. On any Business Day that the bond markets close early, redemption or exchange orders must be received by 12 noon Eastern time to receive that day’s NAV.
- Your bank may charge a fee to electronically transfer funds.

PROSPECTUS
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Selling Shares in Writing. In certain circumstances, you may need to include a medallion signature guarantee, which protects you against fraudulent orders. You will need a medallion signature guarantee unless:

-	the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

-	the redemption proceeds are being wired according to bank instructions currently on your account.

You should be able to obtain your medallion signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a medallion signature guarantee.

Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at NAV if your account balance in any Fund drops below $500. Before a Fund exercises its right to redeem your shares you will be given at least sixty days’ written notice to give you time to add to your account and avoid selling your shares.

Postponement of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange (“NYSE”) is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under “Selling Your Shares”.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund’s net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist (in whole or in part) of securities equal in market value to your shares. When you convert these securities to cash, you will pay transaction charges.

Undeliverable Redemption and Distribution Checks. If distribution or redemption checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for

PROSPECTUS
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YOUR ACCOUNT

six months will be cancelled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

Payments to Financial Intermediaries

The Funds and their affiliated service providers may pay fees as described below to broker-dealers and other financial institutions, including affiliates of Cavanal Hill Investment Management, Inc. (“Cavanal Hill Investment Management” or the “Adviser”), whose customers are shareholders of the Funds.

Distribution/Service (12b-1) Fees

The Funds have adopted a plan under Rule 12b-1 that allows each Fund to pay distribution and service fees to the Distributor for the sale and distribution of its shares and for services provided to shareholders. When the Distributor receives these fees, it may pay some or all of them to financial intermediaries whose customers purchase shares of the Funds, including financial intermediaries that are affiliates of the Adviser and Distributor. Because these fees are paid out of a Fund’s assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The distribution fee for Service Shares is 0.25% of the average daily net assets of the Service Shares of a Fund.

Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan, under which the Funds may enter into agreements with certain financial intermediaries who will provide certain support services to the Funds’ shareholders. For performing these services, Shareholder Servicing Agents may receive an annual fee of up to 0.25% of the average daily net assets of the Service Shares of each Fund. For Service Shares, the Adviser has contractually agreed to cap the Shareholder Servicing Fee at 0.10% of average daily net assets through December 31, 2010. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees. “Shareholder Servicing Agents” may include investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of the Adviser. The Funds have entered into agreements under the Shareholder Servicing Plan with the Bank of Oklahoma, N.A., the owner of the Adviser, and may enter into agreements under the Shareholder Servicing Plan with other banks that are affiliates of the Bank of Oklahoma, N.A. to provide financial intermediary services to the Funds’ shareholders in exchange for payments by the Funds for such services under the Shareholder Servicing Plan.

Distribution and Shareholder Servicing Arrangements – Revenue Sharing

The Adviser, and from time to time affiliates of the Adviser, at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents in connection with the sale, distribution, retention

PROSPECTUS
31

or servicing of the shares of the Funds. These additional cash incentives, sometimes referred to as “revenue sharing arrangements,” are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing or access to sales meetings, sales representatives and Shareholder Servicing Agent management representatives. These payments are negotiated and may be based on such factors as: the number or value of shares that the Shareholder Servicing Agent sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the Shareholder Servicing Agent. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of shares sold. These payments may be significant and may create an incentive for Shareholder Servicing Agents or their agents to recommend or sell shares of the Funds to you. If you have purchased shares of a Fund through a Shareholder Servicing Agent, please speak with that agent to learn more about any payments it receives from the Adviser and/or its affiliates, as well as fees and/or commissions the agent charges. You should also consult disclosures made by your Shareholder Servicing Agent at the time of purchase. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus, and will not change the NAV or the price of a Fund’s shares, because they are not paid by the Funds.

Exchanging Shares

How to Exchange Your Shares. Shares of any Cavanal Hill Money Market Fund may be exchanged without payment of a sales charge for shares of the same share class of any Cavanal Hill Money Market Fund. Exchanges of shares from any Cavanal Hill Money Market Fund to the same share class of any Cavanal Hill Equity Fund or Bond Fund generally will be subject to the sales charge applicable to the shares sought to be acquired through the exchange. Service Shares may be exchanged for Service Shares or another Fund, or another share class of the same Fund if you become eligible to purchase such share class. The Fund reserves the right to redeem Service Shares in the event that a Shareholder no longer meets the minimum investment requirements. The exchange will be made on the basis of the relative net asset values of the shares exchanged. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days’ notice to shareholders.

A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at Citi Fund Services, 3435 Stelzer Road, Columbus OH 43219. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

PROSPECTUS
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YOUR ACCOUNT

Transaction Policies

Valuation of Shares. The NAV per share of a Fund is determined by dividing the total market value of the Fund’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.

-	The NAV of the U.S. Treasury Fund and Cash Management Fund generally is determined as of the close of regular trading on the NYSE (generally 4 p.m. Eastern time) on each day in which the NYSE is open for regular trading and the Federal Reserve Bank of Kansas City is open (a “Business Day”). The NAV for the Tax-Free Money Market Fund generally is determined at 12 noon Eastern time on each Business Day. On any Business Day that the bond markets close early, the Funds will close for trading at 12 noon Eastern time; purchase, redemption, and exchange orders must be received by 12 noon. Eastern time on those days to receive that day’s NAV.

-	The assets in each Money Market Fund are valued based upon the amortized cost method. For further information about valuation of investments, see the Statement of Additional Information.

-	The NAV of each of the Money Market Funds is expected to remain at a constant $1.00 per share, although there is no assurance that this will be maintained.

Buy and Sell Prices. When you buy shares, you pay the NAV next determined after your order is received by the Fund or its designated agent. When you sell shares, you receive the NAV next determined after your order is received by the Fund or its designated agent.

Market Timing. Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, money market funds are designed to offer investors a liquid cash option that they may purchase and sell as often as they wish. Accordingly, the Funds’ Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of the Money Market Funds and the Money Market Funds accommodate frequent trading.

Dividends and Capital Gains

As a mutual fund shareholder, you may receive capital gain . income from your investment, or both. The Money Market Funds declare dividends daily and pay dividends monthly. The Funds will distribute net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, at least once a year. It is unlikely that the Money Market Funds will realize any capital gain.

PROSPECTUS
33

We will automatically reinvest any income and capital-gain distributions to which you are entitled in additional shares of the applicable Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a written request, including your name and account number, to:

Cavanal Hill Funds
c/o BOSC, Inc.
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, OK 74172

Such a request will become effective for distributions having record dates after the date on which our Distributor receives your request. The taxation of dividends will not be affected by the form in which you receive them.

Taxes

Your mutual-fund investments may have a material impact on your tax situation. We have summarized some of the main tax implications that you should know below. Note, however, that the following provides only a general description. The information contained herein will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes. Please consult your tax adviser to see how investing in the Fund(s) will affect your own tax situation.

-	Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number and certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distribution that you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds that you would normally receive from selling Fund shares.

Each Fund will distribute, at least annually, substantially all of its net investment income and net capital gain. We will send you a statement each year showing the tax status of all distributions that you receive from us. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

-	Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gain that the Fund earned before you invested in it (and thus were included in the price you paid for your shares).

PROSPECTUS
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YOUR ACCOUNT

For federal income tax purposes, distributions of net investment income (other than those distributions that are properly designated as exempt-interest dividends, which are discussed below) that you receive from a Fund generally are taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of net investment income that are properly designated by a Fund as derived from “qualified dividend income” (as further defined in the Statement of Additional Information) will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that holding-period and certain other requirements are met at both the shareholder and Fund levels. Dividends of net investment income that are not designated as derived from qualified dividend income will be taxable as ordinary income. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

If at the close of each quarter, at least 50% of the value of a Fund’s total assets consists of tax-exempt interest obligations, the Fund will be eligible to designate distributions of interest derived from such obligations as “exempt-interest dividends.” The Tax-Free Money Market Fund intends to distribute a majority of its income as exempt-interest dividends. These dividends generally are excludable from a shareholder’s gross income for federal income tax purposes, although they might result in liability for the federal alternative minimum tax (both for individual and corporate shareholders) and for state and local tax purposes. You should consult your tax adviser concerning your own tax situation. Additionally, the receipt of exempt-interest dividends might cause recipients of social security or railroad retirement benefits to be taxed on a portion of such benefits. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Fund might have on the federal taxation of your benefits.

Taxes on distributions from a Fund of capital gain are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of gain from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income (regardless of how long you have owned shares in the Fund). Distributions of net capital gain from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital-gain dividends will be taxable as long-term capital gain (regardless of how long you have owned shares in the Fund). Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. The Tax-Free Money Market Fund does not expect to realize significant capital gain.

PROSPECTUS
35

-	Tax Consequences of Selling or Exchanging Shares. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term capital gain, depending upon how long you have held your shares and assuming the shares are held as capital assets.

-	State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on capital gains, if any, you realize from selling or exchanging Fund shares. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

-	Tax Consequences of Certain Fund Investments. A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, and derivative securities might require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund might be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including at times when it is not advantageous to liquidate such investments.

In general, the portfolio management team of the Funds does not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gain as a by-product of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

The above is a general summary of the tax implications of investing in the Funds. Please consult your tax adviser to determine whether these considerations are relevant to your particular investments and tax situation as well as to obtain more information on your own tax situation, including possible foreign, state and local taxes. More information about taxes is contained in our Statement of Additional Information.

Additional Information about the Funds

Disclosure of Portfolio Holdings. Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.

Investment in Exchange-Traded Funds. The Cash Management Fund and Tax-Free Money Market Fund may each invest in index-based exchange-traded funds, such as iShares® Trust and iShares®, Inc. (“iShares®”).*

*	iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI or the iShares® Funds make any representations regarding the advisability of investing in an iShares® Fund.

iShares® is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus,

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YOUR ACCOUNT

investment in iShares® offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See “Investment Practices and Risks” for information regarding the risks associated with investment in an exchange-traded fund.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Tax-Free Money Market Fund may invest in iShares® in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

Investments in Investment Companies. For purposes of the Funds’ 80% policies, the Funds will “look through” investments in investment companies, such as iShares®, and will include such investments in their respective percentage totals.

Brokers, Dealers & Agents. Please note that (i) Investors may be charged fees — in addition to those assessed by the Funds — if they effect transactions through a Shareholder Servicing Agent, (ii) the Funds have and may from time to time authorize one or more Shareholder Servicing Agents to receive on their behalf purchase and redemption orders, and Shareholder Servicing Agents so authorized may also be authorized to designate other agents to receive purchase and redemption orders on the Funds’ behalf, (iii) with respect to orders received by a Shareholder Servicing Agent authorized to receive purchase and redemption orders on the Funds’ behalf, the Fund will be deemed to have received an order when an authorized agent, or, if applicable, such agent’s authorized designee, receives the order, and (iv) unless restricted by the Investment Company Act of 1940(“1940 Act”) and the rules of the SEC under the 1940 Act, customer orders will be priced at the Funds’ NAV next computed after such orders are received by an authorized agent or such authorized agent’s authorized designee.

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CAVANAL HILL FUNDS

Investment Management

Investment Adviser

Investment advisory services are provided to each of the Funds by Cavanal Hill® Investment Management, Inc. (“Cavanal Hill Investment Management” or the “Adviser”), pursuant to an Investment Advisory Agreement. The Adviser is a separate, wholly-owned subsidiary of the Bank of Oklahoma, N.A. (“BOK”). It began serving as investment adviser to the Funds on May 12, 2001. The Adviser, subject to the general supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. The Adviser is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2009, Cavanal Hill Investment Management had approximately $4.6 billion in assets under management.

BOK is a subsidiary of BOK Financial Corporation (“BOK Financial”). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provide a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries. As of September 30, 2009, BOK Financial and its subsidiaries had approximately $11.2 billion in assets under management in total.

PROSPECTUS
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INVESTMENT MANAGEMENT

The aggregate Investment Advisory Fees paid to the Adviser after fee reductions and expense reimbursements, by the Funds for the fiscal year ended August 31, 2009, were as follows:

FUND	% OF AVERAGE NET ASSETS

- U.S. Treasury Fund	0.04%
- Cash Management Fund	0.04%
- Tax-Free Money Market Fund	0.04%

A discussion regarding the basis for the Board of Trustees approving the Investment Advisory Agreement with the Adviser is available in the Funds’ annual report to shareholders for the period ended August 31, 2009.

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39

CAVANAL HILL FUNDS

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of each Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Funds’ financial statements, is included in the annual report, which is available upon request.

How to Read the Financial Highlights Table

This explanation uses the U.S. Treasury Fund Service Shares as an example. The Fund began fiscal 2009 with a net asset value (price) of $1 per share. During the period, the Fund earned $0.001 per share from investment income (interest and dividends).

Shareholders received $0.001 per share in the form of dividend distributions. A portion of each year’s distributions may come from the prior year’s income.

The earnings ($0.001 per share) minus the distributions ($0.001 per share) resulted in a share price of $1 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 0.10% for the period.

As of August 31, 2009, the Fund had $107.7 million in net assets. For the year, its annualized expense ratio after fee waivers was 0.26% ($2.60 per $1,000 of net assets); and its net annualized investment income amounted to 0.12% of its average net assets.

PROSPECTUS
40

FINANCIAL HIGHLIGHTS

 U.S. TREASURY FUND — SERVICE SHARES

	Year Ended		Period Ended
	August 31,		August 31,
	2009	2008	2007(a)

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000

Investment Activities
Net investment income	0.001	0.025	0.031

Total from Investment Activities	0.001	0.025	0.031

Distributions
Net investment income	(0.001)	(0.025)	(0.031)

Total Distributions	(0.001)	(0.025)	(0.031)

Net Asset Value, End of Period	$1.000	$1.000	$1.000

Total Return(b)	0.10%	2.55%	3.14%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$107,700	$223,977	$39,064

Ratio of expenses to average net assets(c)	0.26%	0.41%	0.42	%(d)

Ratio of net investment income to average net assets(c)	0.12%	2.12%	4.70%

Ratio of expenses to average net assets*(c)	0.89%	0.88%	0.98%

*	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(a)	For the period January 2, 2007 (commencement of operations) through August 31, 2007.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.51%.

PROSPECTUS
41

 CASH MANAGEMENT FUND — SERVICE SHARES

	Year Ended		Period Ended
	August 31,		August 31,
	2009	2008	2007(a)

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000

Investment Activities
Net investment income	0.006	0.032	0.033

Total from Investment Activities	0.006	0.032	0.033

Distributions
Net investment income	(0.006)	(0.032)	(0.033)

Total Distributions	(0.006)	(0.032)	(0.033)

Net Asset Value, End of Period	$1.000	$1.000	$1.000

Total Return(b)	0.56%	3.23%	3.31%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	3,276	$9,486	$7,593

Ratio of expenses to average net assets(c)	0.46%	0.42%	0.49	%(d)

Ratio of net investment income to average net assets(c)	0.77%	3.03%	4.81%

Ratio of expenses to average net assets*(c)	0.93%	0.89%	1.11%

*	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(a)	For the period January 2, 2007 (commencement of operations) through August 31, 2007.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.64%.

PROSPECTUS
42

FINANCIAL HIGHLIGHTS

 TAX-FREE MONEY MARKET FUND — SERVICE SHARES

	Year Ended		Period Ended
	August 31,		August 31,
	2009	2008	2007(a)

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000

Investment Activities
Net investment income	0.009	0.024	0.022

Total from Investment Activities	0.009	0.024	0.022

Distributions
Net investment income	(0.009)	(0.024)	(0.022)

Total Distributions	(0.009)	(0.024)	(0.022)

Net Asset Value, End of Period	$1.000	$1.000	$1.000

Total Return(b)	0.91%	2.40%	2.18%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$1	$1	$1

Ratio of expenses to average net assets(c)	0.47%	0.18%	0.38	%(d)

Ratio of net investment income to average net assets(c)	0.80%	2.37%	3.34%

Ratio of expenses to average net assets*(c)	0.76%	1.13%	0.91%

*	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(a)	For the period January 2, 2007 (commencement of operations) through August 31, 2007.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.39%.

PROSPECTUS
43

CAVANAL HILL FUNDS

Investment Practices
and Risks

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The “Fund Summaries” section earlier in the prospectus provides a description of each Fund’s principal investment strategy and risks while the table below provides a list of the securities and techniques used by each Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Cavanal Hill Money Market Statement of Additional Information. Following the table is a discussion of risk.

FUND NAME	FUND CODE

- U.S. Treasury Fund	1
- Cash Management Fund	2
- Tax-Free Money Market Fund	3

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

Asset-Backed Securities:
Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities including commercial paper, backed by other types of receivables or other assets.		2, 3	- Pre-payment - Credit - Interest Rate - Regulatory - Market - Money Market

PROSPECTUS
44

INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.		2, 3	- Credit - Liquidity - Interest Rate

Bonds:
Interest-bearing or discounted government, municipal, or corporate securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Bonds rated in the three highest ratings categories assigned by a nationally recognized statistical rating organization (“NRSRO”) are those rated A or better by S&P or A or better by Moody’s or similarly rated by other NRSROs, or, if not rated, determined to be of comparable quality by
the Adviser.	1-3		- Interest Rate - Credit

PROSPECTUS
45

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

Call and Put Options:
A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Funds will sell only covered call and secured put options.		2, 3	- Credit - Market - Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.	2, 3		- Credit - Liquidity - Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities including foreign entities. Maturities generally vary from a few days to nine months.	2, 3		- Credit - Liquidity - Interest Rate - Foreign Investment

Convertible Securities: Bonds or preferred stock that convert to common stock.		2	- Market - Credit

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof.		2, 3	- Management - Market - Credit - Liquidity - Leverage

PROSPECTUS
46

INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

Exchange Traded Funds:
Securities that are issued by investment companies and traded on securities exchanges. The Funds may invest in iShares® in excess of statutory limitations in reliance on an exemptive order issued to iShares®, Inc. and iShares® Trust.		2, 3	- Market - Liquidity

Foreign Securities: Stocks issued by foreign companies, as well as commercial paper or foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and supranational entities.	2		- Market - Political - Liquidity - Foreign Investment

Illiquid Securities:
Each Fund may invest up to 10% of its net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the value at which the Fund has valued the securities.		1–3	- Liquidity - Market

PROSPECTUS
47

	FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

Investment Company Securities:
Each of the Funds may invest up to 5% of its assets in the shares of any one investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies. In addition, pursuant to exemptive rules under the 1940 Act adopted by the Securities and Exchange Commission and each of the Funds may invest in shares of affiliated or unaffiliated money market funds to the extent permitted by their respective investment strategies. Certain Funds may also invest in iShares® in excess of statutory limitations in reliance on an exemptive order issued to iShares®, Inc. and iShares® Trust.	3		- Market

PROSPECTUS
48

INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

Loan Participation Interests:
Loan participation interests are interests in bank loans made to corporations. In these arrangements the bank transfers the cash stream of the underlying bank loan to the participating investor.		2, 3	- Interest Rate - Liquidity - Credit

Money Market Instruments:
U.S. dollar-denominated debt securities that have remaining maturities of 397 days or less that are rated within the three highest ratings categories assigned by an NRSRO, or of comparable quality, at the time of purchase. These securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.	1–3		- Interest Rate - Credit

PROSPECTUS
49

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.		1–3	- Pre-payment - Credit - Interest Rate - Regulatory - Market - Mortgage Market

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes.	3		- Credit - Political - Interest Rate - Regulatory - Tax

Repurchase Agreements:
The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a Fund.	1–3		- Credit - Interest Rate

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.		1–3	- Credit - Leverage - Interest Rate

PROSPECTUS
50

INVESTMENT PRACTICES AND RISKS

	FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	2	3	- Liquidity - Market

Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return the Fund will receive cash, other securities, and/or letters of credit.		1–3	- Leverage - Liquidity - Credit

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.	2, 3		- Liquidity - Credit - Interest Rate

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and certificates of accrual of Treasury securities.	2, 3	1	- Interest Rate

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government, but not guaranteed or insured by the U.S. government. These include Fannie Mae and Freddie Mac.	2	3	- Interest Rate - Credit - Market

PROSPECTUS
51

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

U.S. Treasury Obligations:
Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping. Any other obligation that is backed by the full faith and credit of the U.S. government
(e.g., FDIC-Guaranteed
debt under the
Temporary Liquidity Guarantee Program).	1–3		- Interest Rate

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.	2, 3		- Credit - Liquidity - Interest Rate

When-Issued Securities: Contract to purchase securities at a fixed price for delivery at a future date.		1–3	- Interest Rate - Leverage - Liquidity - Credit

Zero-Coupon Debt Obligations:
Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity When held to maturity, their entire return equals the difference between their issue price and their maturity value.		2, 3	- Credit - Interest Rate - Zero Coupon

PROSPECTUS
52

INVESTMENT PRACTICES AND RISKS

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “What are the main risks of investing in this Fund?” Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

-	Banking Risk
To the extent that the Fund invests in securities issued by U.S. Banks, U.S. branches of foreign banks and foreign branches of U.S. banks, the Fund’s performance will susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

-	Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligations of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the

PROSPECTUS
53

agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Foreign Investment Risk
The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic and political developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Exchange rate volatility may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

-	Income Risk
The risk that the Fund’s yield will decrease due to a decline in interest rates.

-	Interest Rate Risk
The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities.

-	Leverage Risk
The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the

PROSPECTUS
54

INVESTMENT PRACTICES AND RISKS

derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

-	Liquidity Risk
The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Management Risk
The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated results.

-	Market Risk
The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

-	Mortgage Market Risk
The mortgage market in the United States has recently experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Losses on mortgage loans (especially subprime and second-lien mortgage loans) and increased investor yield requirements have led to reduced demand for mortgage loans and limited

PROSPECTUS
55

liquidity in the secondary market for some mortgage-related securities.

-	Municipal Risk
Municipal risk involves the possibility that the Fund’s performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

-	Political Risk
The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

-	Prepayment/Call Risk
The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of certain types of securities (e.g., asset-backed securities, mortgage-backed securities and collateralized mortgage obligations) will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — its high-yielding bond before the bond’s maturity date. Changes in prepayment/call rates can result in greater price and yield volatility.

Prepayments/calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income — and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

-	Regulatory Risk
The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption

PROSPECTUS
56

INVESTMENT PRACTICES AND RISKS

rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

-	Tax Risk
The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

-	Zero Coupon Risk
The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

PROSPECTUS
57

CAVANAL HILL FUNDS

Glossary of Investment Terms

Dividends
Payment to shareholders of income from interest or dividends generated by a fund’s investments.

Investment Adviser
An organization that makes the day-to-day decisions regarding a fund’s investments.

Investment Grade
A debt obligation whose credit quality is considered by independent rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances and is rated in one of the four highest ratings categories assigned by a nationally recognized statistical ratings organization.

Liquidity
The degree of a security’s marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

Money Market Fund
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

Money Market Instruments
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers’ acceptances.

Mutual Fund
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Net Asset Value (NAV)
The market value of a mutual fund’s total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Operating Expenses
The percentage of a fund’s average net assets used to pay its expenses. Operating expenses include investment advisory fees, shareholder servicing fees, and administration fees.

Securities
Stocks, bonds, money market instruments, and other investment vehicles.

Total Return
A percentage change, over a specified time period, in a mutual fund’s net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility
The fluctuations in value of a mutual fund or other security. The greater the fund’s volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

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CAVANAL HILL FUNDS

More Information

More information may be obtained free of charge upon request.

The Statement of Additional Information (SAI), a current version of which is on file with the SEC, contains more details about the Funds and is incorporated by reference into the prospectus (is legally a part of this prospectus).

Annual and semiannual reports to shareholders contain additional information about the Funds’ investments. The Funds’ annual report also discusses the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

The Funds also file their complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Funds’ most recent portfolio holdings are also available at http://www.cavanalhillfunds.com.

If you have questions about the Funds, another fund in the Cavanal Hill family of Funds or your account, or wish to obtain free copies of the Funds’ current SAI or annual or semiannual reports, please contact us as follows:

By Telephone:
Call 1-800-762-7085

By Mail:
Cavanal Hill Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035

By Internet:
http://www.cavanalhillfunds.com

From the SEC:
You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the Cavanal Hill Funds, from the SEC’s web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-492-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.

The Funds’ Investment Company Act registration number is 811-06114.

CH-PU-SR-1209

Investment Adviser & Administrator
Cavanal Hill Investment
Management, Inc.
One Williams Center
15th Floor
Tulsa, OK 74172-0172

Distributor
BOSC, Inc.
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, OK 74172

CAVANAL HILL Funds

December 17, 2009

Prospectus

Institutional Shares

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

How to Read this Prospectus

This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed information
about each Fund, please see the Fund
Summaries.

Introduction	1
Fund Summaries	2
U.S. Treasury Fund	2
Cash Management Fund	8
Tax-Free Money Market Fund	15

If you would like more information about the following topics, please see:

To obtain more information about the Cavanal Hill Funds please refer to the back cover of the prospectus.

December 17, 2009

PROSPECTUS
1

CAVANAL HILL FUNDS

Introduction

Cavanal Hill Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (“Funds”). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Class of the U.S. Treasury, Cash Management and Tax-Free Money Market Funds (“Money Market Funds”). Separate prospectuses provide information about (1) the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund and the Intermediate Tax-Free Bond Fund (the “Bond Funds”) and (2) the Balanced Fund and the U.S. Large Cap Equity Fund (the “Equity Funds”). Please read this prospectus and keep it for future reference.

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

Although the Funds seek to preserve the value of your investment at $1 per share, you could lose money on your investment in a Fund. Your investment in a Fund is not a deposit or an obligation of Bank of Oklahoma, N.A. (“BOK”), its affiliates, or any bank. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own.

The portfolio manager invests each Fund’s assets in a way that the portfolio manager believes will help the Fund achieve its goal. A portfolio manager’s judgments about the economy and companies, and his method of investment selection, may cause a Fund to underperform other funds with similar objectives.

PROSPECTUS
2

CAVANAL HILL FUNDS

Fund Summaries

 MONEY MARKET FUNDS

U.S. Treasury Fund

Investment Objective

To seek current income with liquidity and stability of principal by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. government, some or all of which may be subject to repurchase agreements.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury obligations, some or all of which may be subject to repurchase agreements. This policy will not be changed without at least 60 days’ prior notice to shareholders. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

What are the main risks of investing in this Fund?

Your investment in the Fund may be subject to the following principal risks:

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund invests in securities believed to pose minimal credit risk, losses due to credit risk resulting in a decline in the value of your investment is minimized. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund’s yield. In general, lower-rated securities have higher credit risks. With respect to U.S. government-sponsored

Maturity:

A portfolio’s level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio’s maturity, the greater its level of interest rate exposure.

PROSPECTUS
3

U.S. Treasury Fund (continued)

enterprises (“GSEs”) such as Federal Home Loan Bank (“FHLB”), Tennessee Valley Authority (“TVA”), Federal National Mortgage Association (“Fannie Mae”), Federal Farm Credit Bank (“FFCB”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Income Risk — Income risk involves the possibility that the Fund’s yield will decrease due to a decline in interest rates.

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

PROSPECTUS
4

FUND SUMMARIES

U.S. Treasury Fund (continued)

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Net Asset Value Risk — The risk that the Fund will be unable to meet its goal of a constant $1 per share.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of BOK, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

PROSPECTUS
5

U.S. Treasury Fund (continued)

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year. 1

 ANNUAL TOTAL RETURNS for Institutional Shares and predecessor 2 (Periods Ended 12/31)

[1]	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/09 to 9/30/09 was 0.01%.

[2]	Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods before January 2, 2007 is that of the predecessor to the Administrative Class Shares of the Fund, which are not offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses between the classes. Institutional Class Shares and the predecessor to the Administrative Class Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Best Quarter:	Q4	2000	1.47%
Worst Quarter:	Q4	2008	0.01%

PROSPECTUS
6

FUND SUMMARIES

U.S. Treasury Fund (continued)

This table shows the Fund’s average annual total returns for periods ending December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS for Institutional Shares and predecessor[1] (Periods Ended 12/31/08)

	1 Year	5 Year	10 Year
U.S. Treasury Fund	1.40%	2.69%	2.80%

 YIELD

The 7-day yield for the period ended 12/31/08 was 0.01%.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

[1]	Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods before January 2, 2007 is that of the predecessor to the Administrative Class Shares of the Fund, which are not offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses between the classes. Institutional Class Shares and the predecessor to the Administrative Class Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Yield:

All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

PROSPECTUS
7

U.S. Treasury Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses

This table describes the Fund’s expenses that are deducted from Fund assets.

Investment Advisory Fees*	0.15%
Distribution/Service (12b-1) Fees	0.00%
Shareholder Servicing Fee*	0.25%
Other Expenses*	0.23%
Total Annual Fund Operating Expenses*	0.63%
Less Contractual Fee Waivers*	−0.27%
Net Total Annual Fund Operating Expenses	0.36%

*	For the period through December 31, 2010, the Distributor has contractually agreed to cap Shareholder Servicing Fees at 0.08%, the Adviser has contractually agreed to waive 0.10% of its Investment Advisory Fees and the Administrator has voluntarily agreed to waive 0.07% of its Administration Fee. The voluntary fee waivers are expected to continue through December 31, 2010, but may be terminated at any time. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees.

Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:

Investment Advisory Fees	0.05%
Distribution/Service (12b-1) Fees	0.00%
Shareholder Servicing Fee	0.08%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.29%

There was an additional yield waiver of 0.05% for the year ended August 31, 2009.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years

$37	$175	$324	$761

Additional
Information

Dividends
Dividends are paid
monthly.

Investment Adviser
Cavanal Hill Investment
Management, Inc.
Tulsa, OK

Inception Date
September 5, 1990

Net Assets as of
December 1, 2009
$736 million

Suitable for IRAs
Yes

Minimum Initial
Investment
$100,000

Cavanal Hill
Fund Number
052

Cusip Number
14956P703

Ticker Symbol
APKXX

PROSPECTUS
8

FUND SUMMARIES

Cash Management Fund

Investment Objective

To seek current income with liquidity and stability of principal by investing in money market instruments which present minimal credit risks.

Principal Investment Strategy

To pursue its objective, the Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements. These obligations may be variable or floating rate instruments or variable rate master demand notes. U.S. government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by (“GSEs”), which may be agencies or instrumentalities of the U.S. government, but are neither issued nor guaranteed as to principal and interest by the U.S. Treasury. U.S. government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (“Ginnie Mae”). U.S. government securities issued by GSEs that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include FHLB, TVA, and mortgage-backed and unsecured securities issued by Fannie Mae and Freddie Mac. FFCB is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the U.S. Treasury.

Maturity:

A portfolio’s level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio’s maturity, the greater its level of interest rate exposure.

PROSPECTUS
9

Cash Management Fund (continued)

While there are different degrees of credit quality, all U.S. government securities and securities issued by GSEs generally are considered highly credit worthy. To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities or, if unrated, determined to be of comparable quality. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

The Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks.

The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

What are the main risks of investing in this Fund?

Your investment in the Fund may be subject to the following principal risks:

-	Banking Risk — To the extent that the Fund invests in securities issued by U.S. Banks, U.S. branches of foreign banks and foreign branches of U.S. banks, the Fund’s performance will susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund invests in securities believed to pose minimal

PROSPECTUS
10

FUND SUMMARIES

Cash Management Fund (continued)

credit risk, losses due to credit risk resulting in a decline in the value of your investment is minimized. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund’s yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Foreign Investment Risk — The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

-	Income Risk — Income risk involves the possibility that the Fund’s yield will decrease due to a decline in interest rates.

PROSPECTUS
11

Cash Management Fund (continued)

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Net Asset Value Risk — The risk that the Fund will be unable to meet its goal of a constant $1 per share.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of BOK, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

PROSPECTUS
12

FUND SUMMARIES

Cash Management Fund (continued)

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year.1

ANNUAL TOTAL RETURNS for Institutional Shares and the predecessor[2] (Periods Ended 12/31)

[1]	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/09 to 9/30/09 was 0.31%.
[2]	Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods before January 2, 2007 is that of the predecessor to the Administrative Class Shares of the Fund, which are not offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses between the classes. Institutional Class Shares and the predecessor to the Administrative Class Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Best Quarter:	Q3	2000	1.53%
Worst Quarter:	Q1	2004	0.13%

PROSPECTUS
13

Cash Management Fund (continued)

This table shows the Fund’s average annual total returns for periods ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS for Institutional Shares and predecessor[1] (Periods Ended 12/31/08)

	1 Year	5 Year	10 Year
Cash Management Fund	2.18%	3.03%	3.13%

YIELD

The 7-day yield for the period ended 12/31/08 was 0.76%.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

[1]	Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods before January 2, 2007 is that of the predecessor to the Administrative Class Shares of the Fund, which are not offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses between the classes. Institutional Class Shares and the predecessor to the Administrative Class Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Yield:

All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

PROSPECTUS
14

FUND SUMMARIES

Cash Management Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that are deducted from Fund assets.

Investment Advisory Fees*	0.15%
Distribution/Service (12b-1) Fees	0.00%
Shareholder Servicing Fee*	0.25%
Other Expenses*†	0.24%
Total Annual Fund Operating Expenses*	0.64%
Less Contractual Fee Waivers*	−0.27%
Net Total Annual Fund Operating Expenses	0.37%

*	For the period through December 31, 2010, the Distributor has contractually agreed to cap Shareholder Servicing Fees at 0.08%, the Adviser has contractually agreed to waive 0.10% of its Investment Advisory Fees and the Administrator has voluntarily agreed to waive 0.07% of its Administration Fee. The voluntary fee waivers and/or expense reimbursements are expected to continue through December 31, 2010, but may be terminated at any time. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees.
†	Other Expenses do not include 0.03% for the cost of participation in the “U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds” through April 30, 2009.

Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:

Investment Advisory Fees	0.05%
Distribution/Service (12b-1) Fees	0.00%
Shareholder Servicing Fee	0.08%
Other Expenses†	0.17%
Total Annual Fund Operating Expenses	0.30%

†	Other Expenses do not include 0.03% for the cost of participation in the “U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds” through April 30, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years

$38	$178	$330	$773

Additional
Information

Dividends
Dividends are paid monthly.

Investment Adviser
Cavanal Hill Investment
Management, Inc.
Tulsa, OK

Inception Date
September 21, 1990

Net Assets as of
December 1, 2009
$1,062 million

Suitable for IRAs
Yes

Minimum Initial
Investment
$100,000

Cavanal Hill
Fund Number
051

Cusip Number
14956P844

Ticker Symbol
APHXX

PROSPECTUS
15

Tax-Free Money Market Fund

Investment Objective

To seek high current income exempt from federal income tax consistent with the preservation of capital and relative stability of principal.

Principal Investment Strategy

As a fundamental policy, the Fund, under normal circumstances, invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. Short-term municipal securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may also include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a demand feature permitting the Fund to demand payment within a year. The Fund may also invest in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.

When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and that the portfolio manager believes to be the best relative values. The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

Maturity:

A portfolio’s level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio’s maturity, the greater its level of interest rate exposure.

PROSPECTUS
16

FUND SUMMARIES

Tax-Free Money Market Fund (continued)

The Fund may invest in certain other short-term debt securities in addition to those described above. The Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax (“Taxable Obligations”). For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. While engaged in a temporary defensive position, the Fund would not be pursuing its investment objective. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers’ acceptances of selected banks, and commercial paper.

The Fund will invest only in those municipal securities and other obligations that are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization (“NRSRO”), in the case of single-rated securities, or (ii) possess one of the two highest short-term ratings by at least two NRSROs, in the case of multiple-rated securities; or (iii) do not possess a rating (i.e. , are unrated) but are determined by the portfolio manager to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Board of Trustees.

PROSPECTUS
17

Tax-Free Money Market Fund (continued)

What are the main risks of investing in this Fund?

Your investment in the Fund may be subject to the following principal risks:

-	Income Risk — Income risk involves the possibility that the Fund’s yield will decrease due to a decline in interest rates.

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Net Asset Value Risk — The risk that the Fund will be unable to meet its goal of a constant $1 per share.

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund invests in securities believed to pose minimal credit risk, losses due to credit risk resulting in a decline in the value of your investment is minimized. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund’s yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or

Yield:

All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

PROSPECTUS
18

FUND SUMMARIES

Tax-Free Money Market Fund (continued)

restrictions on a Fund’s ability to dispose of the underlying securities.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Municipal Risk — Municipal risk involves the possibility that the Fund’s performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

-	Tax Risk — Tax risk is the possibility that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of BOK, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

PROSPECTUS
19

Tax-Free Money Market Fund (continued)

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year.1

 ANNUAL TOTAL RETURNS for Institutional Shares
 and predecessor2 (Periods Ended 12/31)

[1]	The performance information above is based on a calendar year. The Fund’s total return from 1/1/09 to 9/30/09 was 0.32%.
[2]	Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods before January 2, 2007 is that of the predecessor to the Select Class Shares of the Fund, which are not offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses between the classes. Institutional Class Shares and the predecessor to the Select Class Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Best Quarter	Q3	2007	0.87%
Worst Quarter	Q4	2008	0.46%

PROSPECTUS
20

FUND SUMMARIES

Tax-Free Money Market Fund (continued)

This table shows the Fund’s average annual total returns for periods ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS for Institutional Shares[1] (Periods Ended 12/31/08)

	1 Year	Since Inception
Tax-Free Money Market Fund	2.09%	2.86%

YIELD

The 7-day yield for the period ended 12/31/08 was 1.20%.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

[1]	Institutional Shares commenced operations on January 2, 2007. The performance shown for periods before January 2, 2007 is that of the predecessor to the Select Class Shares of the Fund, which are not offered in this prospectus. Performance has not been adjusted to reflect the difference in fees and other expenses between the classes. Institutional Class Shares and the predecessor to the Select Class Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

PROSPECTUS
21

Tax-Free Money Market Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that are deducted from Fund assets.

Investment Advisory Fees*	0.15%
Distribution/Service (12b-1) Fees	0.00%
Shareholder Servicing Fee*	0.25%
Other Expenses*†	0.28%
Total Direct Annual Fund Operating Expenses*	0.68%
Less Contractual Fee Waivers*	−0.37%
Net Total Direct Annual Fund Operating Expenses	0.31%
Acquired Fund Fees and Expenses‡	0.02%
Total Direct and Acquired Fund Annual Operating Expenses	0.33%

*	For the period through December 31, 2010, the Distributor has contractually agreed to cap Shareholder Servicing Fees at 0.08%, the Adviser has contractually agreed to waive 0.10% of its Investment Advisory Fees and the Administrator has contractually agreed to waive 0.10% of its Administration Fee. The Sub-Administrator contractually agreed to waive a portion of its fee, equal to various monthly miscellaneous expenses. This waiver amounted to 0.05% for the fiscal year ended August 31, 2009 but is no longer in effect. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees.

†	Other Expenses do not include 0.02% for the cost of participation in the “U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds” through April 30, 2009.
‡	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.

Additional
Information

Dividends
Dividends are paid monthly.

Investment Adviser
Cavanal Hill Investment
Management, Inc.
Tulsa, OK

Inception Date
April 11, 2005

Net Assets as of
December 1, 2009
$559 million

Suitable for IRAs
No

Minimum Initial
Investment
$100,000

Cavanal Hill
Fund Number
053

Cusip Number
14956P794

Ticker Symbol
APEXX

PROSPECTUS
22

FUND SUMMARIES

Tax-Free Money Market Fund (continued)

Fees and Expenses (continued)

Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:

Investment Advisory Fees	0.05%
Distribution/Service (12b-1) Fees	0.00%
Shareholder Servicing Fee	0.08%
Other Expenses†	0.18%
Total Direct Annual Fund Operating Expenses	0.31%
Acquired Fund Fees and Expenses‡	0.02%
Total Direct and Acquired Fund Annual Operating Expenses	0.33%

†	Other Expenses do not include 0.02% for the cost of participation in the “U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds” through April 30, 2009.
‡	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years

$34	$187	$353	$836

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CAVANAL HILL FUNDS

Fees and Expenses (continued)

Your Account

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value (“NAV”) next calculated after the account is closed.

The Institutional Shares of the Money Market Funds require a minimum initial investment of $100,000 and are offered to customers for whom the Bank of Oklahoma, N.A. (“BOK”) or its affiliates, act in a fiduciary, advisory, custodial agency or similar capacity and to fiduciary customers of other financial institutions approved by the Distributor.

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YOUR ACCOUNT

Opening An Account and Buying Shares

1.	Read this prospectus carefully.

2.	Determine how much you want to invest. The minimum investment for Institutional Shares of a Cavanal Hill Money Market Fund is as follows:

-	Initial Purchase: $100,000 for each Fund

-	Additional Purchases: None

A Fund may waive its minimum purchase requirements.

All purchases made by personal check should be in U.S. dollars. Third party checks, credit card checks on initial purchases, starter checks, traveler’s checks, money orders, or cash will not be accepted.

3.	Complete the appropriate parts of the Account Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

4.	You may purchase Institutional Shares of a Money Market Fund by following the procedures established by the Distributor in connection with requirements of qualified accounts maintained by BOK or other financial institutions approved by the Distributor. These procedures may include sweep arrangements where an account is “swept” automatically no less frequently than weekly into a Cavanal Hill Money Market Fund.

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Selling Shares

TO SELL SOME OR ALL OF YOUR SHARES
By Mail
- Accounts of any type. - Sales of any amount.	- Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

- Include the account owner signature(s).

- Mail the materials to the Funds’ Custodian at Bank of Oklahoma, N.A., Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, OH 43218-2730.

- A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Overnight Mail
- Accounts of any type. - Sales of any amount.	- Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

- Include the account owner signature(s).

- Mail the materials to Cavanal Hill Funds, c/o Citi Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

- A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

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YOUR ACCOUNT

TO SELL SOME OR ALL OF YOUR SHARES
By Phone

- Accounts of any type. - - Sales of any amount.	- Call (800) 762-7085 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

By Wire

- Accounts of any type which have elected the wire option on the Account Registration Form. - Sales of any amount.
-   Call (800) 762-7085 to request a wire transfer.
-   If you call by 4 p.m. Eastern time (for the U.S. Treasury Fund and the Cash Management Fund), or 12 noon Eastern time (for the Tax-Free Money Market Fund) on any Business Day (as defined in “Transaction Policies”), your payment will normally be wired to your bank on the next Business Day. On any Business Day on which the bond markets close early, redemption or exchange orders must be received by 12:00 noon Eastern time to receive that day’s NAV.
-   The Fund reserves the right to charge a wire fee.
-   Your bank may charge a fee to wire funds.

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TO SELL SOME OR ALL OF YOUR SHARES

By Electronic Funds Transfer

- Accounts of any type. - Sales of any amount. - Shareholders with accounts at a U.S. bank which participates in the Automated Clearing House.
-   Call (800) 762-7085 to request an electronic funds transfer.
-   If you call by 4 p.m. Eastern time (for the U.S. Treasury Fund and the Cash Management Fund), or 12 noon Eastern time (for the Tax-Free Money Market Fund) on any Business Day (as defined in “Transaction Policies”), the NAV of your shares will be determined on the same day and you will receive your proceeds within a week after your request is received. On any Business Day on which the bond markets close early, redemption or exchange orders must be received by 12 noon Eastern time to receive that day’s NAV.

-   Your bank may charge a fee to electronically transfer funds.

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YOUR ACCOUNT

Selling Shares in Writing. In certain circumstances, you may need to include a medallion signature guarantee, which protects you against fraudulent orders. You will need a medallion signature guarantee unless:

-	the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

-	the redemption proceeds are being wired according to bank instructions currently on your account.

You should be able to obtain your medallion signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a medallion signature guarantee.

Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at NAV if your account balance in any Fund drops below $500. Before a Fund exercises its right to redeem your shares you will be given at least sixty days’ written notice to give you time to add to your account and avoid selling your shares.

Postponement of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange (“NYSE”) is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under “Selling Your Shares”.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund’s net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist (in whole or in part) of securities equal in market value to your shares. When you convert these securities to cash, you will pay transaction charges.

Undeliverable Redemption and Distribution Checks. If distribution or redemption checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be cancelled and the money reinvested in the appropriate Fund as

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of the cancellation date. No interest is paid during the time the check is outstanding.

Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan, under which the Funds may enter into agreements with certain financial intermediaries who will provide certain support services to the Funds’ shareholders. For performing these services, Shareholder Servicing Agents may receive an annual fee of up to 0.25% of the average daily net assets of the Institutional Shares of each Fund. For Institutional Shares Cavanal Hill Investment Management, Inc. (“Cavanal Hill Investment Management” or the “Adviser”) has contractually agreed to cap the Shareholder Servicing Fee at 0.08% of average daily net assets through December 31, 2010. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees. “Shareholder Servicing Agents” may include investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of the Adviser. The Funds have entered into agreements under the Shareholder Servicing Plan with the Bank of Oklahoma, N.A., the owner of the Adviser,, and may enter into agreements under the Shareholder Servicing Plan with other banks that are affiliates of the Bank of Oklahoma, N.A. to provide financial intermediary services to the Funds’ shareholders in exchange for payments by the Funds for such services under the Shareholder Servicing Plan.

Distribution and Shareholder Servicing Arrangements — Revenue Sharing

The Adviser, and from time to time affiliates of the Adviser, at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents in connection with the sale, distribution, retention or servicing of the shares of the Funds. These additional cash incentives, sometimes referred to as “revenue sharing arrangements,” are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing or access to sales meetings, sales representatives and Shareholder Servicing Agent management representatives. These payments are negotiated and may be based on such factors as: the number or value of shares that the Shareholder Servicing Agent sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the Shareholder Servicing Agent. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of shares sold. These payments may be significant and may create an incentive for Shareholder Servicing Agents or their agents to recommend or sell shares of

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YOUR ACCOUNT

the Funds to you. If you have purchased shares of a Fund through a Shareholder Servicing Agent, please speak with that agent to learn more about any payments it receives from the Adviser and/or its affiliates, as well as fees and/or commissions the agent charges. You should also consult disclosures made by your Shareholder Servicing Agent at the time of purchase. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus, and will not change the NAV or the price of a Fund’s shares, because they are not paid by the Funds.

Exchanging Shares

How to Exchange Your Shares. Shares of any Cavanal Hill Money Market Fund may be exchanged without payment of a sales charge for shares of the same class of any Cavanal Hill Money Market Fund. Exchanges of shares from any Cavanal Hill Money Market Fund to the same class of any Cavanal Hill Equity or Bond Fund generally will be subject to the sales charge applicable to the shares sought to be acquired through the exchange. Institutional Shares may be exchanged for Institutional Shares of another Fund, or another share class of the same Fund if you become eligible to purchase such share class. The Fund reserves the right to redeem Institutional Shares in the event that a shareholder no longer meets the minimum investment requirements. The exchange will be made on the basis of the relative net asset values of the shares exchanged. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days’ notice to shareholders.

A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at Citi Fund Services, 3435 Stelzer Road, Columbus OH 43219. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

Transaction Policies

Valuation of Shares. The NAV per share of a Fund is determined by dividing the total market value of the Fund’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.

-	The NAV of the U.S. Treasury Fund and Cash Management Fund generally is determined as of the close of regular trading on the NYSE (generally 4 p.m. Eastern time) on each day in which the NYSE is open for regular trading and the Federal Reserve bank of Kansas City is open (a “Business Day”). The NAV for the Tax-Free Money Market Fund generally is determined at 12 noon Eastern time on each Business Day. On any Business Day that the bond markets close early, the Funds will close for trading at 12 noon Eastern time; purchase, redemption, and exchange orders must be received by 12 noon Eastern time on those days to receive that day’s NAV.

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-	The assets in each Money Market Fund are valued based upon the amortized cost method. For further information about valuation of investments, see the Statement of Additional Information.

-	The NAV of each of the Money Market Funds is expected to remain at a constant $1.00 per share, although there is no assurance that this will be maintained.

Buy and Sell Prices. When you buy shares, you pay the NAV next determined after your order is received by the Fund or its designated agent. When you sell shares, you receive the NAV next determined after your order is received by the Fund or its designated agent.

Market Timing. Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, money market funds are designed to offer investors a liquid cash option that they may purchase and sell as often as they wish. Accordingly, the Funds’ Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of the Money Market Funds and the Money Market Funds accommodate frequent trading.

Dividends and Capital Gains

As a mutual fund shareholder, you may receive capital gain, income from your investment, or both. The Money Market Funds declare dividends daily and pay dividends monthly. The Funds will distribute net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, at least once a year. It is unlikely that the Money Market Funds will realize any capital gain.

We will automatically reinvest any income and capital-gain distributions to which you are entitled in additional shares of the applicable Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a written request, including your name and account number, to:

Cavanal Hill Funds
c/o BOSC, Inc.
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, OK 74172

Such a request will become effective for distributions having record dates after the date on which our Distributor receives your request. The taxation of dividends will not be affected by the form in which you receive them.

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YOUR ACCOUNT

Taxes
Your mutual-fund investments may have a material impact on your tax situation. We have summarized some of the main tax implications that you should know below. Note, however, that the following provides only a general description. The information contained herein will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes. Please consult your tax adviser to see how investing in the Fund(s) will affect your own tax situation.

-	Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number and certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distribution that you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds that you would normally receive from selling Fund shares.

Each Fund will distribute, at least annually, substantially all of its net investment income and net capital gain. We will send you a statement each year showing the tax status of all distributions that you receive from us. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

-	Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gain that the Fund earned before you invested in it (and thus were included in the price you paid for your shares).

For federal income tax purposes, distributions of net investment income (other than those distributions that are properly designated as exempt-interest dividends, which are discussed below) that you receive from a Fund generally are taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of net investment income that are properly designated by a Fund as derived from “qualified dividend income” (as further defined in the Statement of Additional Information) will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that holding-period and certain other requirements are met at both the shareholder and Fund levels. Dividends of net investment income that are not designated as derived from qualified dividend income will be taxable as ordinary income. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

If at the close of each quarter, at least 50% of the value of a Fund’s total assets consists of tax-exempt interest obligations, the Fund will be eligible to designate distributions of interest derived from such obligations as “exempt-interest dividends.” The Tax-Free Money Market Fund intends to distribute a majority of its income as exempt-interest dividends. These dividends generally are excludable

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from a shareholder’s gross income for federal income tax purposes, although they might result in liability for the federal alternative minimum tax (both for individual and corporate shareholders) and for state and local tax purposes. You should consult your tax adviser concerning your own tax situation. Additionally, the receipt of exempt-interest dividends might cause recipients of social security or railroad retirement benefits to be taxed on a portion of such benefits. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Fund might have on the federal taxation of your benefits.

Taxes on distributions from a Fund of capital gain are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of gain from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income (regardless of how long you have owned shares in the Fund). Distributions of net capital gain from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital-gain dividends will be taxable as long-term capital gain (regardless of how long you have owned shares in the Fund). Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. The Tax-Free Money Market Fund does not expect to realize significant capital gain.

-	Tax Consequences of Selling or Exchanging Shares. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term capital gain, depending upon how long you have held your shares and assuming the shares are held as capital assets.

-	State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on capital gains, if any, you realize from selling or exchanging Fund shares. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

-	Tax Consequences of Certain Fund Investments. A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, and derivative securities might require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund might be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including at times when it is not advantageous to liquidate such investments.

In general, the portfolio management team of the Funds does not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gain as a by-product of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

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YOUR ACCOUNT

The above is a general summary of the tax implications of investing in the Funds. Please consult your tax adviser to determine whether these considerations are relevant to your particular investments and tax situation as well as to obtain more information on your own tax situation, including possible foreign, state and local taxes. More information about taxes is contained in our Statement of Additional Information.

Additional Information about the Funds

Disclosure of Portfolio Holdings. Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.

Investment in Exchange-Traded Funds. The Tax-Free Money Market Fund may invest in index-based exchange-traded funds, such as iShares® Trust and iShares®, Inc. (“iShares®”).*

*	iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI or the iShares® Funds make any representations regarding the advisability of investing in an iShares® Fund.

iShares® is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares® offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See “Investment Practices and Risks” for information regarding the risks associated with investment in an exchange-traded fund.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Tax-Free Money Market Fund may invest in iShares® in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

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Investments in Investment Companies. For purposes of the Funds’ 80% policies, the Funds will “look through” investments in investment companies, such as iShares® and will include such investments in their respective percentage totals.

Brokers, Dealers & Agents. Please note that (i) Investors may be charged fees — in addition to those assessed by the Funds — if they effect transactions through a Shareholder Servicing Agent, (ii) the Funds have and may from time to time authorize one or more Shareholder Servicing Agents to receive on their behalf purchase and redemption orders, and Shareholder Servicing Agents so authorized may also be authorized to designate other agents to receive purchase and redemption orders on the Funds’ behalf, (iii) with respect to orders received by a Shareholder Servicing Agent authorized to receive purchase and redemption orders on the Funds’ behalf, the Funds will be deemed to have received an order when an authorized agent, or, if applicable, such agent’s authorized designee, receives the order, and (iv) unless restricted by the Investment Company Act of 1940 (the “1940 Act”) and the rules of the SEC under the 1940 Act, customer orders will be priced at the Funds’ NAV next computed after such orders are received by an authorized agent or such authorized agent’s authorized designee.

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CAVANAL HILL FUNDS

Investment Management

Investment Adviser

Investment advisory services are provided to each of the Funds by Cavanal Hill® Investment Management, Inc. (“Cavanal Hill Investment Management” or the “Adviser”), pursuant to an Investment Advisory Agreement. The Adviser is a separate, wholly-owned subsidiary of the Bank of Oklahoma, N.A. (“BOK”).It began serving as investment adviser to the Funds on May 12, 2001. The Adviser, subject to the general supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. The Adviser is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2009, Cavanal Hill Investment Management had approximately $4.6 billion in assets under management.

BOK is a subsidiary of BOK Financial Corporation (“BOK Financial”). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provide a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries. As of September 30, 2009, BOK Financial and its subsidiaries had approximately $11.2 billion in assets under management in total.

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The aggregate Investment Advisory Fees paid to the Adviser after fee reductions and expense reimbursements, by the Funds for the fiscal year ended August 31, 2009, were as follows:

FUND	% OF AVERAGE NET ASSETS

- U.S. Treasury Fund	0.04%
- Cash Management Fund	0.04%
- Tax-Free Money Market Fund	0.04%

A discussion regarding the basis for the Board of Trustees approving the Investment Advisory Agreement with the Adviser is available in the Funds’ annual report to shareholders for the period ended August 31, 2009.

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CAVANAL HILL FUNDS

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the period of each Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Funds’ financial statements, is included in the annual report, which is available upon request.

How to Read the
Financial Highlights Table
This explanation uses the U.S. Treasury Fund Institutional Shares as an example. The Fund began fiscal 2009 with a net asset value (price) of $1 per share. During the year, the Fund earned $0.001 per share from investment income (interest and dividends).

Shareholders received $0.001 per share in the form of dividend distributions. A portion of each year’s distributions may come from the prior year’s income.

The earnings ($0.001 per share) minus the distributions ($0.001 per share) resulted in a share price of $1 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 0.12% for the period.

As of August 31, 2009, the Fund had $320.914 million in net assets. For the year, its annualized expense ratio after fee waivers was 0.24% ($2.40 per $1,000 of net assets); and its annualized net investment income amounted to 0.14% of its average net assets.

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 U.S. TREASURY FUND — INSTITUTIONAL SHARES

	Year Ended		Period Ended
	August 31,		August 31,
	2009	2008	2007(a)
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000

Investment Activities
Net investment income	0.001	0.027	0.033

Total from Investment Activities	0.001	0.027	0.033

Distributions
Net investment income	(0.001)	(0.027)	(0.033)

Total Distributions	(0.001)	(0.027)	(0.033)

Net Asset Value, End of Period	$1.000	$1.000	$1.000

Total Return(b)	0.12%	2.70%	3.29%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$320,914	$538,527	$465,737

Ratio of expenses to average net assets(c)	0.24%	0.27%	0.27	%(d)

Ratio of net investment income to average net assets(c)	0.14%	2.62%	4.85%

Ratio of expenses to average net assets*(c)	0.63%	0.63%	0.68%

*	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(a)	For the period January 2, 2007 (commencement of operations) through August 31, 2007.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.37%.

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FINANCIAL HIGHLIGHTS

 CASH MANAGEMENT FUND — INSTITUTIONAL SHARES

	Year Ended		Period Ended
	August 31,		August 31,
	2009	2008	2007(a)
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000

Investment Activities
Net investment income	0.007	0.033	0.034

Total from Investment Activities	0.007	0.033	0.034

Distributions
Net investment income	(0.007)	(0.033)	(0.034)

Total Distributions	(0.007)	(0.033)	(0.034)

Net Asset Value, End of Period	$1.000	$1.000	$1.000

Total Return(b)	0.69%	3.38%	3.40%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$416,940	$674,905	$458,168

Ratio of expenses to average net assets(c)	0.32%	0.27%	0.27	%(d)

Ratio of net investment income to average net assets(c)	0.74%	3.21%	5.02%

Ratio of expenses to average net assets*(c)	0.67%	0.64%	0.68%

*	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(a)	For the period January 2, 2007 (commencement of operations) through August 31, 2007.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.33%.

PROSPECTUS
41

 TAX-FREE MONEY MARKET FUND — INSTITUTIONAL SHARES

	Year Ended		Period Ended
	August 31,		August 31,
	2009	2008	2007(a)
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000

Investment Activities
Net investment income	0.010	0.024	0.022

Total from Investment Activities	0.010	0.024	0.022

Distributions
Net investment income	(0.010)	(0.024)	(0.022)

Total Distributions	(0.010)	(0.024)	(0.022)

Net Asset Value, End of Period	$1.000	$1.000	$1.000

Total Return(b)	1.04%	2.47%	2.28%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$37,267	$36,548	$12,423

Ratio of expenses to average net assets(c)	0.28%	0.26%	0.18	%(d)

Ratio of net investment income to average net assets(c)	0.92%	2.25%	3.53%

Ratio of expenses to average net assets*(c)	0.70%	0.68%	0.72%

*	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(a)	For the period January 2, 2007 (commencement of operations) through August 31, 2007.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.27%.

PROSPECTUS
42

CAVANAL HILL FUNDS

Investment Practices
and Risks

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The “Fund Summaries” section earlier in the prospectus provides a description of each Fund’s principal investment strategy and risks while the table below provides a list of the securities and techniques used by each Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Cavanal Hill Money Market Statement of Additional Information. Following the table is a discussion of risk.

FUND NAME	FUND CODE

- U.S. Treasury Fund	1
- Cash Management Fund	2
- Tax-Free Money Market Fund	3

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

Asset-Backed Securities:
Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities including commercial paper, backed by other types of receivables or other assets.		2, 3	- Pre-payment - Credit - Interest Rate - Regulatory - Market - Mortgage Market

PROSPECTUS
43

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.		2, 3	- Credit - Liquidity - Interest Rate

Bonds:
Interest-bearing or discounted government, municipal, or corporate securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Bonds rated in the three highest ratings categories assigned by a nationally recognized statistical rating organization (“NRSRO”) are those rated A or better by S&P or A or better by Moody’s or similarly rated by other NRSROs, or, if not rated, determined to be of comparable quality by the Adviser.	1–3		- Interest Rate - Credit

PROSPECTUS
44

INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Call and Put Options:
A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Funds will sell only covered call and secured put options.		2, 3	- Credit - Market - Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.	2, 3		- Credit - Liquidity - Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities including foreign entities. Maturities generally vary from a few days to nine months.	2, 3		- Credit - Liquidity - Interest Rate - Foreign Investment

Convertible Securities: Bonds or preferred stock that convert to common stock.		2	- Market - Credit

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof.		2, 3	- Management - Market - Credit - Liquidity - Leverage

PROSPECTUS
45

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Exchange Traded Funds:
Securities that are issued by investment companies and traded on securities exchanges. The Funds may invest in iShares® in excess of statutory limitations in reliance on an exemptive order issued to iShares®, Inc. and iShares® Trust.		2, 3	- Market - Liquidity

Foreign Securities: Stocks issued by foreign companies, as well as commercial paper or foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and supranational entities.	2		- Market - Political - Liquidity - Foreign Investment

Illiquid Securities:
Each Fund may invest up to 10% of its net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the value at which the Fund has valued the securities.		1–3	- Liquidity - Market

PROSPECTUS
46

INVESTMENT PRACTICES AND RISKS

	FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Investment Company Securities:
Each of the Funds may invest up to 5% of its assets in the shares of any one investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies. In addition, pursuant to exemptive rules under the 1940 Act adopted by the Securities and Exchange Commission each of the Funds may invest in shares of affiliated or unaffiliated money market funds to the extent permitted by their respective investment strategies. The Funds may also invest in iShares® in excess of statutory limitations in reliance on an exemptive order issued to iShares®, Inc. and iShares® Trust.	3		- Market

Loan Participation Interests:
Loan participation interests are interests in bank loans made to corporations. In these arrangements the bank transfers the cash stream of the underlying bank loan to the participating investor.		2, 3	- Interest Rate - Liquidity - Credit

PROSPECTUS
47

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Money Market Instruments:
U.S. dollar-denominated debt securities that have remaining maturities of 397 days or less that are rated within the three highest ratings categories assigned by an NRSRO, or of comparable quality, at the time of purchase. These securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.	1–3		- Interest Rate - Credit

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.		1–3	- Pre-payment - Credit - Interest Rate - Regulatory - Market - Mortgage Market

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes.	3		- Credit - Political - Interest Rate - Regulatory - Tax

PROSPECTUS
48

INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Repurchase Agreements:
The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a Fund.	1–3		- Credit - Interest Rate

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.		1–3	- Credit - Leverage - Interest Rate

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	2	3	- Liquidity - Market

Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return the Fund will receive cash, other securities, and/or letters of credit.		1–3	- Leverage - Liquidity - Credit

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.	2, 3		- Liquidity - Credit - Interest Rate

PROSPECTUS
49

	FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and certificates of accrual of Treasury securities.	2, 3	1	- Interest Rate

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government, but not guaranteed or insured by the U.S. government. These include Fannie Mae and Freddie Mac.	2	3	- Interest Rate - Credit - Market

U.S. Treasury Obligations:
Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping. Any other obligation that is backed by the full faith and credit of the U.S. government (e.g., FDIC-Guaranteed debt under the Temporary Liquidity Guarantee Program).	1–3		- Interest Rate

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.	2, 3		- Credit - Liquidity - Interest Rate

PROSPECTUS
50

INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
When-Issued Securities: Contract to purchase securities at a fixed price for delivery at a future date.		1–3	- Interest Rate - Leverage - Liquidity - Credit

Zero-Coupon Debt Obligations:
Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity When held to maturity, their entire return equals the difference between their issue price and their maturity value.		2, 3	- Credit - Interest Rate - Zero Coupon

PROSPECTUS
51

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “What are the main risks of investing in this Fund?” Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

-	Banking Risk
To the extent that the Fund invests in securities issued by U.S. Banks, U.S. branches of foreign banks and foreign branches of U.S. banks, the Fund’s performance will susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

-	Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligations of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the

PROSPECTUS
52

INVESTMENT PRACTICES AND RISKS

agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Foreign Investment Risk
The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic and political developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Exchange rate volatility may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

-	Income Risk
The risk that the Fund’s yield will decrease due to a decline in interest rates.

-	Interest Rate Risk
The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities.

-	Leverage Risk
The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the

PROSPECTUS
53

derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

-	Liquidity Risk
The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Management Risk
The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated results.

-	Market Risk
The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

-	Mortgage Market Risk
The mortgage market in the United States has recently experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Losses on mortgage loans (especially subprime and second-lien mortgage loans) and increased investor yield requirements have led to reduced demand for mortgage loans and limited

PROSPECTUS
54

INVESTMENT PRACTICES AND RISKS

liquidity in the secondary market for some mortgage-related securities.

-	Municipal Risk
Municipal risk involves the possibility that the Fund’s performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

-	Political Risk
The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

-	Prepayment/Call Risk
The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of certain types of securities ( e.g., asset-backed securities, mortgage-backed securities and collateralized mortgage obligations) will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — its high-yielding bond before the bond’s maturity date. Changes in prepayment/call rates can result in greater price and yield volatility.

Prepayments/calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income — and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

-	Regulatory Risk
The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption

PROSPECTUS
55

rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

-	Tax Risk
The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

-	Zero Coupon Risk
The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

PROSPECTUS
56

CAVANAL HILL FUNDS

Glossary of Investment Terms

Dividends
Payment to shareholders of income from interest or dividends generated by a fund’s investments.

Investment Adviser
An organization that makes the day-to-day decisions regarding a fund’s investments.

Investment Grade
A debt obligation whose credit quality is considered by independent rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances and is rated in one of the four highest ratings categories assigned by a nationally recognized statistical ratings organization.

Liquidity
The degree of a security’s marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

Money Market Fund
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

Money Market Instruments
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers’ acceptances.

Mutual Fund
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Net Asset Value (NAV)
The market value of a mutual fund’s total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Operating Expenses
The percentage of a fund’s average net assets used to pay its expenses. Operating expenses include investment advisory fees, shareholder servicing fees, and administration fees.

Securities
Stocks, bonds, money market instruments, and other investment vehicles.

Total Return
A percentage change, over a specified time period, in a mutual fund’s net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility
The fluctuations in value of a mutual fund or other security. The greater the fund’s volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

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CAVANAL HILL FUNDS

More Information

More information may be obtained free of charge upon request.

The Statement of Additional Information (SAI), a current version of which is on file with the SEC, contains more details about the Funds and is incorporated by reference into the prospectus (is legally a part of this prospectus).

Annual and semiannual reports to shareholders contain additional information about the Funds’ investments. The Funds’ annual report also discusses the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

The Funds also file their complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Funds’ most recent portfolio holdings are also available at http://www.cavanalhillfunds.com.

If you have questions about the Funds, another fund in the Cavanal Hill family of Funds or your account, or wish to obtain free copies of the Funds’ current SAI or annual or semiannual reports, please contact us as follows:

By Telephone:
Call 1-800-762-7085

By Mail:
Cavanal Hill Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035

By Internet:
http://www.cavanalhillfunds.com

From the SEC:
You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the Cavanal Hill Funds, from the SEC’s web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-492-8090).You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.

The Funds’ Investment Company Act registration number is 811-06114.

Investment Adviser
& Administrator

Cavanal Hill Investment
Management, Inc.
One Williams Center,
15th Floor
Tulsa, Oklahoma 74172-0172

Distributor
BOSC, Inc.
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, OK 74172

CH-PU-MMI-1209

CAVANAL HILL Funds

December 17, 2009

Prospectus

Select Shares

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

How to Read this Prospectus

This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed information about each Fund, please see the Fund Summaries.

Introduction	1
Fund Summaries	2
U.S. Treasury Fund	2
Cash Management Fund	8
Tax-Free Money Market Fund	16

If you would like more information about the following topics, please see:

To obtain more information about the Cavanal Hill Funds please refer to the back cover of the prospectus.

December 17, 2009

PROSPECTUS
1

CAVANAL HILL FUNDS

Introduction

Cavanal Hill Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (“Funds”). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Select Class of the U.S. Treasury, Cash Management and Tax-Free Money Market Funds (“Money Market Funds”). Separate prospectuses provide information about (1) the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund and the Intermediate Tax-Free Bond Fund (the “Bond Funds”) and (2) the Balanced Fund and the U.S. Large Cap Equity Fund (the “Equity Funds”). Please read this prospectus and keep it for future reference.

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

Although the Funds seek to preserve the value of your investment at $1 per share, you could lose money on your investment in a Fund. Your investment in a Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own.

The portfolio manager invests each Fund’s assets in a way that the portfolio manager believes will help the Fund achieve its goal. A portfolio manager’s judgments about the economy and companies, and his method of investment selection, may cause a Fund to underperform other funds with similar objectives.

PROSPECTUS
2

CAVANAL HILL FUNDS

Fund Summaries

 MONEY MARKET FUNDS

U.S. Treasury Fund

Investment Objective

To seek current income with liquidity and stability of principal by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. government, some or all of which may be subject to repurchase agreements.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury obligations, some or all of which may be subject to repurchase agreements. This policy will not be changed without at least 60 days’ prior notice to shareholders. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

What are the main risks of investing in this Fund?

Your investment in the Fund may be subject to the following principal risks:

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund invests in securities believed to pose minimal credit risk, losses due to credit risk resulting in a decline in the value of your investment is minimized. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund’s yield. In general, lower-rated securities have higher credit risks.

Maturity:

A portfolio’s
level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio’s maturity, the greater its level of interest rate exposure.

PROSPECTUS
3

U.S. Treasury Fund (continued)

With respect to U.S. government-sponsored enterprises (“GSEs”) such as Federal Home Loan Bank (“FHLB”), Tennessee Valley Authority (“TVA”), Federal National Mortgage Association (“Fannie Mae”), Federal Farm Credit Bank (“FFCB”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Income Risk — Income risk involves the possibility that the Fund’s yield will decrease due to a decline in interest rates.

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

PROSPECTUS
4

FUND SUMMARIES

U.S. Treasury Fund (continued)

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Net Asset Value Risk — The risk that the Fund will be unable to meet its goal of a constant $1 per share.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

PROSPECTUS
5

U.S. Treasury Fund (continued)

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year.1

ANNUAL TOTAL RETURNS for the Administrative Shares and predecessors[2] (Periods Ended 12/31)

[1]	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/09 to 9/30/09 was 0.01%.

[2]	The Select Class Shares have not commenced operations as of the date of this prospectus. The performance shown for 2007 and periods after is that of the Administrative Class Shares and for periods before 2007 is that of a predecessor of the Administrative Class Shares; neither the Administrative Class Shares nor its predecessor are offered in this prospectus. Performance data for these predecessor classes has not been adjusted to reflect the differences in fees and other expenses among the classes. Select Class Shares and the predecessors would have substantially similar performance because the shares of these classes are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Best Quarter:	Q4	2000	1.47%
Worst Quarter:	Q4	2008	0.00%

PROSPECTUS
6

FUND SUMMARIES

U.S. Treasury Fund (continued)

This table shows the Fund’s average annual total returns for periods ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS for the Administrative Shares and predecessors[1] (Periods Ended 12/31/08)

	1 Year	5 Year	10 Year
U.S. Treasury Fund	1.06%	2.54%	2.72%

 YIELD

The 7-day yield for the period ended 12/31/08 was 0.01%.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

[1]	The Select Class Shares have not commenced operations as of the date of this prospectus. The performance shown for 2007 and periods after is that of the Administrative Class Shares and for periods before 2007 is that of a predecessor of the Administrative Class Shares; neither the Administrative Class Shares nor its predecessor are offered in this prospectus. The performance data for these predecessor classes has not been adjusted to reflect the differences in fees and other expenses among the classes. Select Class Shares and the predecessors would have substantially similar performance because the shares of these classes are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Yield:

All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

PROSPECTUS
7

U.S. Treasury Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that are deducted from Fund assets.

Investment Advisory Fees*	0.15%
Distribution/Service (12b-1) Fees	0.00%
Shareholder Servicing Fee*	0.25%
Other Expenses*#	0.23%
Total Annual Fund Operating Expenses*	0.63%
Less Contractual Fee Waivers*	–0.35%
Net Total Annual Fund Operating Expenses	0.28%
# Other Expenses are estimated.

*	For the period through December 31, 2010, the Distributor has contractually agreed to waive the entire Shareholder Servicing Fee and the Adviser has contractually agreed to waive 0.10% of its Investment Advisory Fees. In addition, the Administrator has voluntarily agreed to waive 0.07% of its Administration Fee. This voluntary fee waiver is expected to continue through December 31, 2010, but may be terminated at any time. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees.

Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:

Investment Advisory Fees	0.05%
Distribution/Service (12b-1) Fees	0.00%
Shareholder Servicing Fee	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.21%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$29	$166	$317	$753

Additional
Information

Dividends
Dividends are paid
monthly.

Investment Adviser
Cavanal Hill Investment
Management, Inc.
Tulsa, OK

Inception Date
September 5, 1990

Net Assets as of December 1, 2009
$736 million

Suitable for IRAs
Yes

Minimum Initial
Investment
$1,000,000

Cavanal Hill
Fund Number
082

Cusip Number
14956P877

PROSPECTUS
8

FUND SUMMARIES

Cash Management Fund

Investment Objective

To seek current income with liquidity and stability of principal by investing in money market instruments which present minimal credit risks.

Principal Investment Strategy

To pursue its objective, the Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements. These obligations may be variable or floating rate instruments or variable rate master demand notes. U.S. government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by GSEs, which may be agencies or instrumentalities of the U.S. government, but are neither issued nor guaranteed as to principal and interest by the U.S. Treasury. U.S. government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (“Ginnie Mae”). U.S. government securities issued by GSEs that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include FHLB, TVA, and mortgage-backed and unsecured securities issued by Fannie Mae and Freddie Mac. FFCB is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the U.S. Treasury.

While there are different degrees of credit quality, all U.S. government securities and securities issued by GSEs generally are considered highly credit worthy. To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities or, if unrated, determined to be of comparable quality.

Maturity:

A portfolio’s
level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio’s maturity, the greater its level of interest rate exposure.

PROSPECTUS
9

Cash Management Fund (continued)

The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

The Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks.

The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

What are the main risks of investing in this Fund?

Your investment in the Fund may be subject to the following principal risks:

-	Banking Risk — To the extent that the Fund invests in securities issued by U.S. Banks, U.S. branches of foreign banks and foreign branches of U.S. banks, the Fund’s performance will susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund invests in securities believed to pose minimal credit risk, losses due to credit risk resulting in a decline in the value of your investment is minimized. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund’s yield. In general, lower-rated securities have higher credit risks.

PROSPECTUS
10

FUND SUMMARIES

Cash Management Fund (continued)

With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Foreign Investment Risk — The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic and political developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

-	Income Risk — Income risk involves the possibility that the Fund’s yield will decrease due to a decline in interest rates.

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

PROSPECTUS
11

Cash Management Fund (continued)

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Net Asset Value Risk — The risk that the Fund will be unable to meet its goal of a constant $1 per share.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

PROSPECTUS
12

FUND SUMMARIES

Cash Management Fund (continued)

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year.1

ANNUAL TOTAL RETURNS for the Administrative Shares and predecessors [2] (Periods Ended 12/31)

[1]	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/09 to 9/30/09 was 0.10%.

[2]	The Select Class Shares have not commenced operations as of the date of this prospectus. The performance shown for 2007 and periods after is that of the Administrative Class Shares and for periods before 2007 is that of a predecessor of the Administrative Class Shares; neither the Administrative Class Shares nor its predecessor are offered in this prospectus. Performance data for these predecessor classes has not been adjusted to reflect the differences in fees and other expenses among the classes. Select Class Shares and the predecessors would have substantially similar performance because the shares of these classes are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Best Quarter:	Q3	2000	1.53%
Worst Quarter:	Q1	2004	0.13%

PROSPECTUS
13

Cash Management Fund (continued)

This table shows the Fund’s average annual total returns for periods ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS for the Administrative Shares and predecessors[1] (Periods Ended 12/31/08)

	1 Year	5 Year	10 Year
Cash Management Fund	1.86%	2.91%	3.07%

 YIELD

The 7-day yield for the period ended 12/31/08 was 0.44%.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

[1]	The Select Class Shares have not commenced operations as of the date of this prospectus. The performance shown for 2007 and periods after is that of the Administrative Class Shares and for periods before 2007 is that of a predecessor of the Administrative Class Shares; neither the Administrative Class Shares nor its predecessor are offered in this prospectus. The performance data for these predecessor classes has not been adjusted to reflect the differences in fees and other expenses among the classes. Select Class Shares and the predecessors would have substantially similar performance because the shares of these classes are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Yield:
All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

PROSPECTUS
14

FUND SUMMARIES

Cash Management Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that are deducted from Fund assets.

Investment Advisory Fees*	0.15%
Distribution/Service (12b-1) Fees	0.00%
Shareholder Servicing Fee*	0.25%
Other Expenses#*†	0.24%
Total Annual Fund Operating Expenses*	0.64%
Less Contractual Fee Waivers*	−0.35%
Net Total Annual Fund Operating Expenses	0.29%

#	Other expenses are estimated.

*	For the period through December 31, 2010, the Distributor has contractually agreed to waive the entire Shareholder Servicing Fee and the Adviser has contractually agreed to waive 0.10% of its Investment Advisory Fees. In addition, the Administrator has voluntarily agreed to waive 0.07% of its Administration Fee. This voluntary fee waiver is expected to continue through December 31, 2010, but may be terminated at any time. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees.

†	Other Expenses do not include 0.03% for the cost of participation in the “U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds” through April 30, 2009.

Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:

Investment Advisory Fees	0.05%
Distribution/Service (12b-1) Fees	0.00%
Shareholder Servicing Fee	0.00%
Other Expenses†	0.17%
Total Annual Fund Operating Expenses	0.22%

†	Other Expenses do not include 0.03% for the cost of participation in the “U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds” through April 30, 2009.

Additional
Information

Dividends
Dividends are paid monthly.

Investment Adviser
Cavanal Hill Investment
Management, Inc.
Tulsa, OK

Inception Date
September 21, 1990

Net Assets as of December 1, 2009
$1,062 million

Suitable for IRAs
Yes

Minimum Initial
Investment
$1,000,000

Cavanal Hill
Fund Number
081

Cusip Number
14956P810

PROSPECTUS
15

Cash Management Fund (continued)

Fees and Expenses (continued)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of yours shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years

$30	$170	$322	$765

PROSPECTUS
16

FUND SUMMARIES

Tax-Free Money Market Fund

Investment Objective

To seek high current income exempt from federal income tax consistent with the preservation of capital and relative stability of principal.

Principal Investment Strategy

As a fundamental policy, the Fund, under normal circumstances, invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. Short-term municipal securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may also include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a demand feature permitting the Fund to demand payment within a year. The Fund may also invest in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.

When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and that the portfolio manager believes to be the best relative values. The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

Maturity:
A portfolio’s
level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio’s maturity, the greater its level of interest rate exposure.

PROSPECTUS
17

Tax-Free Money Market Fund (continued)

The Fund may invest in certain other short-term debt securities in addition to those described above. The Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax (“Taxable Obligations”). For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. While engaged in a temporary defensive position, the Fund would not be pursuing its investment objective. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers’ acceptances of selected banks, and commercial paper.

The Fund will invest only in those municipal securities and other obligations that are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization (“NRSRO”), in the case of single-rated securities, or (ii) possess one of the two highest short-term ratings by at least two NRSROs, in the case of multiple-rated securities; or (iii) do not possess a rating (i.e. , are unrated) but are determined by the portfolio manager to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Board of Trustees.

PROSPECTUS
18

FUND SUMMARIES

Tax-Free Money Market Fund (continued)

What are the main risks of investing in this Fund?

Your investment in the Fund may be subject to the following principal risks:

-	Income Risk — Income risk involves the possibility that the Fund’s yield will decrease due to a decline in interest rates.

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Net Asset Value Risk — The risk that the Fund will be unable to meet its goal of a constant $1 per share.

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund invests in securities believed to pose minimal credit risk, losses due to credit risk resulting in a decline in the value of your investment is minimized. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund’s yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays

PROSPECTUS
19

Tax-Free Money Market Fund (continued)

or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Municipal Risk — Municipal risk involves the possibility that the Fund’s performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

-	Tax Risk — Tax risk is the possibility that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

PROSPECTUS
20

FUND SUMMARIES

Tax-Free Money Market Fund (continued)

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year.1

ANNUAL TOTAL RETURNS for the Select Shares (Periods Ended 12/31)

[1]	The performance information above is based on a calendar year. The Fund’s total return from 1/1/09 to 9/30/09 was 0.38%.

Best Quarter:	Q3	2007	0.89%
Worst Quarter:	Q4	2008	0.48%

This table shows the Fund’s average annual total returns for periods ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS for Select Shares (Periods Ended 12/31/08)

	1 Year	Since Inception

Tax-Free Money Market Fund	2.18%	2.91%

 YIELD

Inception date is April 11, 2005.

The 7-day yield for the period ended 12/31/08 was 1.28%.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Yield:

All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

PROSPECTUS
21

Tax-Free Money Market Fund (continued)

Fees and Expenses

Annual Fund Operating Expenses
This table describes the Fund’s expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees*	0.15%
Distribution/Service (12b-1) Fees	0.00%
Shareholder Servicing Fee*	0.25%
Other Expenses*	0.28%
Total Direct Annual Fund Operating Expenses*	0.68%
Less Contractual Fee Waivers*	−0.45%
Net Total Direct Annual Fund Operating Expenses	0.23%
Acquired Fund Fees and Expenses‡	0.02%
Total Direct and Acquired Fund Annual Operating Expenses	0.25%

*	For the period through December 31, 2010, the Distributor has contractually agreed to waive the entire Shareholder Servicing Fee, the Adviser has contractually agreed to waive 0.10% of its Investment Advisory Fees and the Administrator contractually agreed to waive 0.10% of its Administration Fees. The Sub-Administrator contractually agreed to waive a portion of its fee, equal to various monthly miscellaneous expenses. This waiver amounted to 0.05% for the fiscal year ended August 31, 2009 but is no longer in effect. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees.

†	Other Expenses do not include 0.02% for the cost of participation in the “U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds” through April 30, 2009.

‡	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.

Additional
Information

Dividends
Dividends are paid monthly.

Investment Adviser
Cavanal Hill
Investment
Management, Inc.
Tulsa, OK

Inception Date
April 11, 2005

Net Assets as of
December 1, 2009
$559 million

Suitable for IRAs
No

Minimum Initial
Investment
$1,000,000

Cavanal Hill
Fund Number
043

Cusip Number
14956P760

Ticker Symbol
AIFXX

PROSPECTUS
22

FUND SUMMARIES

Tax-Free Money Market Fund (continued)

Fees and Expenses (continued)

Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:

Investment Advisory Fees	0.05%
Distribution/Service (12b-1) Fees	0.00%
Shareholder Servicing Fee	0.00%
Other Expenses†	0.18%
Total Direct Annual Fund Operating Expenses	0.23%
Acquired Fund Fees and Expenses‡	0.02%
Total Direct and Acquired Fund Annual Operating Expenses	0.25%

†	Other Expenses do not include 0.02% for the cost of participation in the “U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds” through April 30, 2009.
‡	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$26	$179	$345	$828

PROSPECTUS
23

CAVANAL HILL FUNDS

Your Account

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value (“NAV”) next calculated after the account is closed.

The Select Shares of the Money Market Funds require a minimum initial investment of $1 million and are offered to customers for whom Bank of Oklahoma, N.A. (“BOK”), or its affiliates, act in a fiduciary, advisory, custodial agency or similar capacity and to fiduciary customers of other financial institutions approved by the Distributor.

PROSPECTUS
24

YOUR ACCOUNT

Opening An Account and Buying Shares

1.	Read this prospectus carefully.

2.	Determine how much you want to invest. The minimum investment for Select Shares of a Cavanal Hill Money Market Fund is as follows:

- Initial Purchase: $1,000,000 for each Fund

- Additional Purchases: None

A Fund may waive its minimum purchase requirements.

All purchases made by personal check should be in U.S. dollars. Third party checks, credit card checks on initial purchases, starter checks, traveler’s checks, money orders or cash will not be accepted.

3.	Complete the appropriate parts of the Account Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

4.	You may purchase Select Shares of a Money Market Fund by following the procedures established by the Distributor in connection with requirements of qualified accounts maintained by BOK or other financial institutions approved by the Distributor. These procedures may include sweep arrangements where an account is “swept” automatically no less frequently than weekly into a Cavanal Hill Money Market Fund.

PROSPECTUS
25

Selling Shares

TO SELL SOME OR ALL OF YOUR SHARES

By Mail
- Accounts of any type. - Sales of any amount.	- Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

- Include the account owner signature(s).

- Mail the materials to the Funds’ Custodian at Bank of Oklahoma, N.A., Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, OH 43218-2730.

- A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Overnight Mail
- Accounts of any type. - Sales of any amount.	- Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

- Include the account owner signature(s).

- Mail the materials to Cavanal Hill Funds, c/o Citi Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

- A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

PROSPECTUS
26

YOUR ACCOUNT

TO SELL SOME OR ALL OF YOUR SHARES

By Phone

- Accounts of any type. - Sales of any amount.	- Call (800) 762-7085 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

By Wire

- Accounts of any type which have elected the wire option on the Account Registration Form. - Sales of any amount.
- Call (800) 762-7085 to request a wire transfer.
- If you call by 4 p.m. Eastern time (for the U.S. Treasury Fund and the Cash Management Fund), or 12 noon Eastern time (for the Tax-Free Money Market Fund) on any Business Day (as defined in “Transaction Policies”), your payment will normally be wired to your bank on the next Business Day. On any Business Day that the bond markets close early, redemption or exchange orders must be received by 12 noon Eastern time to receive that day’s NAV.
- The Fund reserves the right to charge a wire fee.
- Your bank may charge a fee to wire funds.

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TO SELL SOME OR ALL OF YOUR SHARES

By Electronic Funds Transfer

- Accounts of any type. - Sales of any amount. - Shareholders with accounts at a U.S. bank which participates in the Automated Clearing House.
- Call (800) 762-7085 to request an electronic funds transfer.

- If you call by 4 p.m. Eastern time (for the U.S. Treasury Fund and the Cash Management Fund), or 12 noon Eastern time (for the Tax-Free Money Market Fund) on any Business Day (as defined in “Transaction Policies”), the NAV of your shares will be determined on the same day and you will receive your proceeds within a week after your request is received. On any Business Day that the bond markets close early, redemption or exchange orders must be received by 12 noon Eastern time to receive that day’s NAV.

- Your bank may charge a fee to electronically transfer funds.

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YOUR ACCOUNT

Selling Shares in Writing. In certain circumstances, you may need to include a medallion signature guarantee, which protects you against fraudulent orders. You will need a medallion signature guarantee unless:

-	the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

-	the redemption proceeds are being wired according to bank instructions currently on your account.

You should be able to obtain your medallion signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a medallion signature guarantee.

Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at NAV if your account balance in any Fund drops below $500. Before a Fund exercises its right to redeem your shares you will be given at least sixty days’ written notice to give you time to add to your account and avoid selling your shares.

Postponement of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange (“NYSE”) is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under “Selling Your Shares”.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund’s net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist (in whole or in part) of securities equal in market value to your shares. When you convert these securities to cash, you will pay transaction charges.

Undeliverable Redemption and Distribution Checks. If distribution or redemption checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six

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months will be cancelled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan, under which the Funds may enter into agreements with certain financial intermediaries who will provide certain support services to the Funds’ shareholders. For performing these services, Shareholder Servicing Agents may receive an annual fee of up to 0.25% of the average daily net assets of the Select Shares of each Fund. For Select Shares, Cavanal Hill Investment Management (“Cavanal Hill Investment Management” or the “Adviser”) has contractually agreed to waive the entire Shareholder Servicing Fee through December 31, 2010. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees. “Shareholder Servicing Agents” may include investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of the Adviser. The Funds have entered into agreements under the Shareholder Servicing Plan with the Bank of Oklahoma, N.A., the owner of the Adviser, and may enter into agreements under the Shareholder Servicing Plan with other banks that are affiliates of the Bank of Oklahoma, N.A. to provide financial intermediary services to the Funds’ shareholders in exchange for payments by the Funds for such services under the Shareholder Servicing Plan.

Distribution and Shareholder Servicing Arrangements – Revenue Sharing

The Adviser, and from time to time affiliates of the Adviser, at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents in connection with the sale, distribution, retention or servicing of the shares of the Funds. These additional cash incentives, sometimes referred to as “revenue sharing arrangements,” are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing or access to sales meetings, sales representatives and Shareholder Servicing Agent management representatives. These payments are negotiated and may be based on such factors as: the number or value of shares that the Shareholder Servicing Agent sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the Shareholder Servicing Agent. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of shares sold. These payments may be significant and may create an incentive for Shareholder Servicing Agents or their agents to recommend or sell shares of

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YOUR ACCOUNT

the Funds to you. If you have purchased shares of a Fund through a Shareholder Servicing Agent, please speak with that agent to learn more about any payments it receives from the Adviser and/or its affiliates, as well as fees and/or commissions the agent charges. You should also consult disclosures made by your Shareholder Servicing Agent at the time of purchase. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus, and will not change the NAV or the price of a Fund’s shares, because they are not paid by the Funds.

Exchanging Shares

How to Exchange Your Shares. Shares of any Cavanal Hill Money Market Fund may be exchanged without payment of a sales charge for shares of the same class of any Cavanal Hill Money Market Fund. Exchanges of shares from any Cavanal Hill Money Market Fund to the same class of any Cavanal Hill Equity Fund or Bond Fund generally will be subject to the sales charge applicable to the shares sought to be acquired through the exchange. Select Shares may be exchanged for Select Shares of another Fund. The Fund reserves the right to redeem Select Shares in the event that a shareholder no longer meets the minimum investment requirements. The exchange will be made on the basis of the relative net asset values of the shares exchanged. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days’ notice to shareholders.

A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at Citi Fund Services, 3435 Stelzer Road, Columbus OH 43219. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

Transaction Policies

Valuation of Shares. The NAV per share of a Fund is determined by dividing the total market value of the Fund’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.

-	The NAV of the U.S. Treasury Fund and Cash Management Fund generally is determined as of the close of regular trading on the NYSE (generally 4 Eastern time) on each day in which the NYSE is open for regular trading and the Federal Reserve Bank of Kansas City is open (a “Business Day”). The NAV for the Tax-Free Money Market Fund generally is determined at 12 noon Eastern time on each Business Day. On any Business Day that the bond markets close early, the Funds will close for trading at 12 noon Eastern time; purchase, redemption, and exchange orders must be received by 12 noon Eastern time on those days to receive that day’s NAV.

-	The assets in each Money Market Fund are valued based upon the amortized cost method. For further information about valuation of investments, see the Statement of Additional Information.

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-	The NAV of each of the Money Market Funds is expected to remain at a constant $1.00 per share, although there is no assurance that this will be maintained.

Buy and Sell Prices. When you buy shares, you pay the NAV next determined after your order is received by the Fund or its designated agent. When you sell shares, you receive the NAV next determined after your order is received by the Fund or its designated agent.

Market Timing. Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, money market funds are designed to offer investors a liquid cash option that they may purchase and sell as often as they wish. Accordingly, the Funds’ Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of the Money Market Funds and the Money Market Funds accommodate frequent trading.

Dividends and Capital Gains

As a mutual fund shareholder, you may receive capital gain, income from your investment, or both. The Money Market Funds declare dividends daily and pay dividends monthly. The Funds will distribute net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, at least once a year. It is unlikely that the Money Market Funds will realize any capital gain.

We will automatically reinvest any income and capital-gain distributions to which you are entitled in additional shares of the applicable Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a written request, including your name and account number to:

Cavanal Hill Funds
c/o BOSC, Inc.
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, OK 74172

Such a request will become effective for distributions having record dates after the date on which our Distributor receives your request. The taxation of dividends will not be affected by the form in which you receive them.

Taxes

Your mutual-fund investments may have a material impact on your tax situation. We have summarized some of the main tax implications that you should know below. Note, however, that the following provides only a general description. The information contained herein will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

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YOUR ACCOUNT

Please consult your tax adviser to see how investing in the Fund(s) will affect your own tax situation.

-	Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number and certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distribution that you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds that you would normally receive from selling Fund shares.

Each Fund will distribute, at least annually, substantially all of its net investment income and net capital gain. We will send you a statement each year showing the tax status of all distributions that you receive from us. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

-	Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gain that the Fund earned before you invested in it (and thus were included in the price you paid for your shares).

For federal income tax purposes, distributions of net investment income (other than those distributions that are properly designated as exempt-interest dividends, which are discussed below) that you receive from a Fund generally are taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of net investment income that are properly designated by a Fund as derived from “qualified dividend income” (as further defined in the Statement of Additional Information) will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that holding-period and certain other requirements are met at both the shareholder and Fund levels. Dividends of net investment income that are not designated as derived from qualified dividend income will be taxable as ordinary income. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

If at the close of each quarter, at least 50% of the value of a Fund’s total assets consists of tax-exempt interest obligations, the Fund will be eligible to designate distributions of interest derived from such obligations as “exempt-interest dividends.” The Tax-Free Money Market Fund intends to distribute a majority of its income as exempt-interest dividends. These dividends generally are excludable from a shareholder’s gross income for federal income tax purposes, although they might result in liability for the federal alternative minimum tax (both for individual and corporate shareholders) and for state and local tax purposes. You should consult your tax adviser concerning your own situation. Additionally, the receipt of exempt-interest dividends might cause recipients of social security or railroad retirement benefits to be taxed on a portion of such benefits. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Fund might have on the federal taxation of your benefits.

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Taxes on distributions from a Fund of capital gain are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of gain from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income (regardless of how long you have owned shares in the Fund). Distributions of net capital gain from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital-gain dividends will be taxable as long-term capital gain (regardless of how long you have owned shares in the Fund). Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. The Tax-Free Money Market Fund does not expect to realize significant capital gain.

-	Tax Consequences of Selling or Exchanging Shares. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term capital gain, depending upon how long you have held your shares and assuming the shares are held as capital assets.

-	State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on capital gains, if any, you realize from selling or exchanging Fund shares. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

-	Tax Consequences of Certain Fund Investments. A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, and derivative securities might require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund might be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including at times when it is not advantageous to liquidate such investments.

In general, the portfolio management team of the Funds does not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gain as a by-product of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

The above is a general summary of the tax implications of investing in the Funds. Please consult your tax adviser to determine whether these considerations are relevant to your particular investments and tax situation as well as to obtain more information on your own tax situation, including possible foreign, state and local taxes. More information about taxes is contained in our Statement of Additional Information.

Additional Information about the Funds

Disclosure of Portfolio Holdings. Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.

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YOUR ACCOUNT

Investment in Exchange-Traded Funds. The Cash Management Fund and Tax-Free Money Market Fund may each invest in index-based exchange-traded funds, such as iShares® Trust and iShares®, Inc. (“iShares®”).*

*	iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI or the iShares® Funds make any representations regarding the advisability of investing in an iShares® Fund.

iShares® is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares® offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See “Investment Practices and Risks” for information regarding the risks associated with investment in an exchange-traded fund.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Tax-Free Money Market Fund may invest in iShares® in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

Investments in Investment Companies. For purposes of the Funds’ 80% policies, the Funds will “look through” investments in investment companies, such as iShares®, and will include such investments in their respective percentage totals.

Brokers, Dealers & Agents. Please note that (i) Investors may be charged fees — in addition to those assessed by the Funds — if they effect transactions through a Shareholder Servicing Agent, (ii) the Funds have and may from time to time authorize one or more Shareholder Servicing Agents to receive on their behalf purchase and redemption orders, and agents so authorized may also be authorized to designate other agents to receive purchase and redemption orders on the Funds’ behalf, (iii) with respect to orders received by a Shareholder Servicing Agent authorized to receive purchase and redemption orders on the Funds’ behalf, the Fund will be deemed to have received an order when an authorized agent, or,

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if applicable, such agents’s authorized designee, receives the order, and (iv) unless restricted by the Investment Company Act of 1940 (the “1940 Act”) and the rules of the SEC under the 1940 Act, customer orders will be priced at the Funds’ NAV next computed after such orders are received by an authorized agent or such authorized agent’s authorized designee.

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CAVANAL HILL FUNDS

Investment Management

Investment Adviser

Investment advisory services are provided to each of the Funds by Cavanal Hill® Investment Management, Inc. (“Cavanal Hill Investment Management” or the “Adviser”), pursuant to an Investment Advisory Agreement. The Adviser is a separate, wholly-owned subsidiary of the Bank of Oklahoma, N.A. (“BOK”). It began serving as investment adviser to the Funds on May 12, 2001. The Adviser, subject to the general supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. The Adviser is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2009, Cavanal Hill Investment Management had approximately $4.6 billion in assets under management.

BOK is a subsidiary of BOK Financial Corporation (“BOK Financial”). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provide a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries. As of September 30, 2009, BOK Financial and its subsidiaries had approximately $11.2 billion in assets under management in total.

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The aggregate Investment Advisory Fees paid to the Adviser after fee reductions and expense reimbursements, by the Funds for the fiscal year ended August 31, 2009, were as follows:

% OF AVERAGE
FUND	NET ASSETS

- U.S. Treasury Fund	0.04%
- Cash Management Fund	0.04%
- Tax-Free Money Market Fund	0.04%

A discussion regarding the basis for the Board of Trustees approving the Investment Advisory Agreement with the Adviser is available in the Funds’ annual report to shareholders for the period ended August 31, 2009.

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CAVANAL HILL FUNDS

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of each Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the U.S. Treasury Fund and the Cash Management Fund reflect the returns of the Administrative Class. Select Class Shares of the U.S. Treasury Fund and the Cash Management Fund were not outstanding before August 31, 2009. The performance shown below for periods before that date differs from that which would have been achieved by Select Class Shares of The U.S. Treasury Fund and the Cash Management Fund because of the different fees associated with Select Class Shares. This information has been derived from information audited by KPMG LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

How to Read the Financial Highlights Table

This explanation uses the U.S. Treasury Fund Administrative Shares as an example. The Fund began fiscal 2009 with a net asset value (price) of $1 per share. During the year, the Fund earned $0.001 per share from investment income (interest and dividends).

Shareholders received $0.001 per share in the form of dividend distributions. A portion of each year’s distributions may come from the prior year’s income.

The earnings ($0.001 per share) minus the distributions ($0.001 per share) resulted in a share price of $1 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 0.07% for the year.

As of August 31, 2009, the Fund had $504.418 million in net assets. For the year, its expense ratio after fee waivers was 0.29% ($2.90 per $1,000 of net assets); and its net investment income amounted to 0.08% of its average net assets.

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 U.S. TREASURY FUND — SELECT SHARES(a) AND PREDECESSOR

	Year Ended August 31,(a)

	2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000		$1.000	$1.000

Investment Activities
Net investment income	0.001	0.022	0.045		0.038	0.018

Total from Investment Activities	0.001	0.022	0.045		0.038	0.018

Distributions
Net investment income	(0.001)	(0.022)	(0.045)		(0.038)	(0.018)

Total Distributions	(0.001)	(0.022)	(0.045)		(0.038)	(0.018)

Net Asset Value, End of Period	$1.000	$1.000	$1.000		$1.000	$1.000

Total Return	0.07%	2.25%	4.58%		3.83%	1.77%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$504,418	$815,800	$1,055,890		$883,502	$693,510

Ratio of expenses to average net assets	0.29%	0.71%	0.68	%(b)	0.72%	0.72%

Ratio of net investment income to average net assets	0.08%	2.30%	4.50%		3.77%	1.77%

Ratio of expenses to average net assets*	0.88%	0.88%	0.94%		0.97%	0.97%

*	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(a)	Data shown is for the Administrative Class of Shares.

(b)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.75%.

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FINANCIAL HIGHLIGHTS

 CASH MANAGEMENT FUND — SELECT SHARES(a) AND PREDECESSOR

	Year Ended August 31,(a)

	2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000		$1.000	$1.000

Investment Activities
Net investment income	0.004	0.030	0.047		0.040	0.019

Total from Investment Activities	0.004	0.030	0.047		0.040	0.019

Distributions
Net investment income	(0.004)	(0.030)	(0.047)		(0.040)	(0.019)

Total Distributions	(0.004)	(0.030)	(0.047)		(0.040)	(0.019)

Net Asset Value, End of Period	$1.000	$1.000	$1.000		$1.000	$1.000

Total Return	0.39%	3.06%	4.84%		4.03%	1.94%

Ratios/Supplemental Data:

Net Assets at end of period (000’s)	$649,605	$805,345	$756,515		$769,549	$823,358

Ratio of expenses to average net assets	0.62%	0.58%	0.57	%(b)	0.57%	0.57%

Ratio of net investment income to average net assets	0.38%	3.05%	4.74%		3.91%	1.95%

Ratio of expenses to average net assets*	0.92%	0.89%	0.96%		0.97%	0.97%

*	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(a)	Data shown is for the Administrative Class of Shares.

(b)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.63%.

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 TAX-FREE MONEY MARKET FUND — SELECT SHARES

						Period Ended
	Year Ended August 31,					August 31,

	2009	2008	2007		2006	2005(a)
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000		$1.000	$1.000

Investment Activities
Net investment income	0.011	0.025	0.035		0.030	0.009

Total from Investment Activities	0.011	0.025	0.035		0.030	0.009

Distributions
Net investment income	(0.011)	(0.025)	(0.035)		(0.030)	(0.009)

Total Distributions	(0.011)	(0.025)	(0.035)		(0.030)	(0.009)

Net Asset Value, End of Period	$1.000	$1.000	$1.000		$1.000	$1.000

Total Return(b)	1.12%	2.56%	3.52%		3.06%	0.93%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$471,079	$540,457	$333,902		$280,659	$260,835

Ratio of expenses to average net assets(c)	0.20%	0.18%	0.18	%(d)	0.18%	0.18%

Ratio of net investment income to average net assets(c)	1.08%	2.44%	3.46%		3.02%	2.38%

Ratio of expenses to average net assets*(c)	0.70%	0.68%	0.68%		0.53%	0.59%

*	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(a)	For the period April 11, 2005 (commencement of operations) through August 31, 2005.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangement. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.26%.

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CAVANAL HILL FUNDS

Investment Practices
and Risks

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The “Fund Summaries” section earlier in the prospectus provides a description of each Fund’s principal investment strategy and risks while the table below provides a list of the securities and techniques used by each Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Cavanal Hill Money Market Statement of Additional Information. Following the table is a discussion of risk.

FUND NAME	FUND CODE

- U.S. Treasury Fund	1
- Cash Management Fund	2
- Tax-Free Money Market Fund	3

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Asset-Backed Securities:
Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities including commercial paper, backed by other types of receivables or other assets.		2, 3	- Pre-payment - Credit - Interest Rate - Regulatory - Market - Mortgage Market

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FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.		2, 3	- Credit - Liquidity - Interest Rate

Bonds:
Interest-bearing or discounted government, municipal, or corporate securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Bonds rated in the three highest ratings categories assigned by a nationally recognized statistical rating organization (“NRSRO”) are those rated A or better by S&P or A or better by Moody’s or similarly rated by other NRSROs, or, if not rated, determined to be of comparable quality by the Adviser.	1–3		- Interest Rate - Credit

PROSPECTUS
44

INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Call and Put Options:
A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Funds will sell only covered call and secured put options.		2, 3	- Credit - Market - Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.	2, 3		- Credit - Liquidity - Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities including foreign entities. Maturities generally vary from a few days to nine months.	2, 3		- Credit - Liquidity - Interest Rate - Foreign Investment

Convertible Securities: Bonds or preferred stock that convert to common stock.		2	- Market - Credit

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof.		2, 3	- Management - Market - Credit - Liquidity - Leverage

PROSPECTUS
45

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

Exchange Traded Funds:
Securities that are issued by investment companies and traded on securities exchanges. The Funds may invest in iShares® in excess of statutory limitations in reliance on an exemptive order issued to iShares®, Inc. and iShares® Trust.		2, 3	- Market - Liquidity

Foreign Securities: Stocks issued by foreign companies, as well as commercial paper or foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and supranational entities.	2		- Market - Political - Liquidity - Foreign Investment

Illiquid Securities:
Each Fund may invest up to 10% of its net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the value at which the Fund has valued the securities.		1–3	- Liquidity - Market

PROSPECTUS
46

INVESTMENT PRACTICES AND RISKS

	FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Investment Company Securities:
Each of the Funds may invest up to 5% of its assets in the shares of any one investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies. In addition, pursuant to exemptive rules under the 1940 Act adopted by the Securities and Exchange Commission and each of the Funds may invest in shares of affiliated or unaffiliated money market funds to the extent permitted by their respective investment strategies. Certain Funds may also invest in iShares® in excess of statutory limitations in reliance on an exemptive order issued to iShares®, Inc. and iShares® Trust.	3		- Market

PROSPECTUS
47

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Loan Participation Interests:
Loan participation interests are interests in bank loans made to corporations. In these arrangements the bank transfers the cash stream of the underlying bank loan to the participating investor.		2, 3	- Interest Rate - Liquidity - Credit

Money Market Instruments:
U.S. dollar-denominated debt securities that have remaining maturities of 397 days or less that are rated within the three highest ratings categories assigned by an NRSRO, or of comparable quality, at the time of purchase. These securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.	1–3		- Interest Rate - Credit

PROSPECTUS
48

INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.		1–3	- Pre-payment - Credit - Interest Rate - Regulatory - Market - Mortgage Market

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes.	3		- Credit - Political - Interest Rate - Regulatory - Tax

Repurchase Agreements:
The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a Fund.	1–3		- Credit - Interest Rate

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.		1–3	- Credit - Leverage - Interest Rate

PROSPECTUS
49

	FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	2	3	- Liquidity - Market

Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return the Fund will receive cash, other securities, and/or letters of credit.		1–3	- Leverage - Liquidity - Credit

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.	2, 3		- Liquidity - Credit - Interest Rate

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and certificates of accrual of Treasury securities.	2, 3	1	- Interest Rate

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government, but not guaranteed or insured by the U.S. government. These include Fannie Mae and Freddie Mac.	2	3	- Interest Rate - Credit - Market

PROSPECTUS
50

INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
U.S. Treasury Obligations:
Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping. Any other obligation that is backed by the full faith and credit of the U.S. government (e.g., FDIC-Guaranteed debt under the Temporary Liquidity Guarantee Program).	1–3		- Interest Rate

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.	2, 3		- Credit - Liquidity - Interest Rate

When-Issued Securities: Contract to purchase securities at a fixed price for delivery at a future date.		1–3	- Interest Rate - Leverage - Liquidity - Credit

Zero-Coupon Debt Obligations:
Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.		2, 3	- Credit - Interest Rate - Zero Coupon

PROSPECTUS
51

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “What are the main risks of investing in this Fund?” Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

-	Banking Risk
To the extent that the Fund invests in securities issued by U.S. Banks, U.S. branches of foreign banks and foreign branches of U.S. banks, the Fund’s performance will susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

-	Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligations of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of

PROSPECTUS
52

INVESTMENT PRACTICES AND RISKS

a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Foreign Investment Risk
The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic and political developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Exchange rate volatility may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

-	Income Risk
The risk that the Fund’s yield will decrease due to a decline in interest rates.

-	Interest Rate Risk
The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities.

-	Leverage Risk
The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes

PROSPECTUS
53

subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

-	Liquidity Risk
The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Management Risk
The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated results.

-	Market Risk
The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

-	Mortgage Market Risk
The mortgage market in the United States has recently experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Losses on mortgage loans (especially subprime and second-lien mortgage loans) and increased investor yield requirements have led to

PROSPECTUS
54

INVESTMENT PRACTICES AND RISKS

reduced demand for mortgage loans and limited liquidity in the secondary market for some mortgage-related securities.

-	Municipal Risk
Municipal risk involves the possibility that the Fund’s performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

-	Political Risk
The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

-	Prepayment/Call Risk
The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of certain types of securities ( e.g., asset-backed securities, mortgage-backed securities and collateralized mortgage obligations) will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — its high-yielding bond before the bond’s maturity date. Changes in prepayment/call rates can result in greater price and yield volatility.

Prepayments/calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income — and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

-	Regulatory Risk
The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws

PROSPECTUS
55

include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

-	Tax Risk
The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

-	Zero Coupon Risk
The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

PROSPECTUS
56

CAVANAL HILL FUNDS

Glossary of Investment Terms

Dividends
Payment to shareholders of income from interest or dividends generated by a fund’s investments.

Investment Adviser
An organization that makes the day-to-day decisions regarding a fund’s investments.

Investment Grade
A debt obligation whose credit quality is considered by independent rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances and is rated in one of the four highest ratings categories assigned by a nationally recognized statistical ratings organization.

Liquidity
The degree of a security’s marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

Money Market Fund
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

Money Market Instruments
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers’ acceptances.

Mutual Fund
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Net Asset Value (NAV)
The market value of a mutual fund’s total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Operating Expenses
The percentage of a fund’s average net assets used to pay its expenses. Operating expenses include investment advisory fees, shareholder servicing fees, and administration fees.

Securities
Stocks, bonds, money market instruments, and other investment vehicles.

Total Return
A percentage change, over a specified time period, in a mutual fund’s net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility
The fluctuations in value of a mutual fund or other security. The greater the fund’s volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

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CAVANAL HILL FUNDS

More Information

More information may be obtained free of charge upon request.

The Statement of Additional Information (SAI), a current version of which is on file with the SEC, contains more details about the Funds and is incorporated by reference into the prospectus (is legally a part of this prospectus).

Annual and semiannual reports to shareholders contain additional information about the Funds’ investments. The Funds’ annual report also discusses the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

The Funds also file their complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Funds’ most recent portfolio holdings are also available at http://www.cavanalhillfunds.com.

If you have questions about the Funds, another fund in the Cavanal Hill family of Funds or your account, or wish to obtain free copies of the Funds’ current SAI or annual or semiannual reports, please contact us as follows:

By Telephone:
Call 1-800-762-7085

By Mail:
Cavanal Hill Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035

By Internet:
http://www.cavanalhillfunds.com

From the SEC:
You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the Cavanal Hills Funds, from the SEC’s web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-492-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.

The Funds’ Investment Company Act registration number is 811-06114.

Investment Adviser & Administrator
Cavanal Hill Investment
Management, Inc.
One Williams Center
15th Floor
Tulsa, OK 74172-0172

Distributor
BOSC, Inc.
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, OK 74172

CH-PU-SLA-1209

CAVANAL HILL® Funds

December 17, 2009

Prospectus

Premier Shares

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

How to Read this Prospectus

This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed information about each Fund, please see the Fund Summaries.

Introduction	1
Fund Summaries	2
U.S. Treasury Fund	2
Cash Management Fund	8
Tax-Free Money Market Fund	15

If you would like more information about the following topics, please see:

To obtain more information about the Cavanal Hill Funds please refer to the back cover of the prospectus.

December 17, 2009

PROSPECTUS
1

CAVANAL HILL FUNDS

Introduction

Cavanal Hill Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (“Funds”). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Premier Class of the U.S. Treasury, Cash Management and Tax-Free Money Market Funds (“Money Market Funds”). Separate prospectuses provide information about (1) the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund and the Intermediate Tax-Free Bond Fund (the “Bond Funds”) and (2) the Balanced Fund and the U.S. Large Cap Equity Fund (the “Equity Funds”). Please read this prospectus and keep it for future reference.

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

Although the Funds seek to preserve the value of your investment at $1 per share, you could lose money on your investment in a Fund. Your investment in a Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own.

The portfolio manager invests each Fund’s assets in a way that the portfolio manager believes will help the Fund achieve its goal. A portfolio manager’s judgments about the economy and companies, and his method of investment selection, may cause a Fund to underperform other funds with similar objectives.

PROSPECTUS
2

CAVANAL HILL FUNDS

Fund Summaries

 MONEY MARKET FUNDS

U.S. Treasury Fund

Investment Objective

To seek current income with liquidity and stability of principal by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. government, some or all of which may be subject to repurchase agreements.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury obligations, some or all of which may be subject to repurchase agreements. This policy will not be changed without at least 60 days’ prior notice to shareholders. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

What are the main risks of investing in this Fund?

Your investment in the Fund may be subject to the following principal risks:

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund invests in securities believed to pose minimal credit risk, losses due to credit risk resulting in a decline in the value of your investment is minimized. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund’s yield. In general,

Maturity:

A portfolio’s level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio’s maturity, the greater its level of interest rate exposure.

PROSPECTUS
3

U.S. Treasury Fund (continued)

lower-rated securities have higher credit risks. With respect to U.S. government-sponsored enterprises (“GSEs”) such as Federal Home Loan Bank (“FHLB”), Tennessee Valley Authority (“TVA”), Federal National Mortgage Association (“Fannie Mae”), Federal Farm Credit Bank (“FFCB”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Income Risk — Income risk involves the possibility that the Fund’s yield will decrease due to a decline in interest rates.

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

PROSPECTUS
4

FUND SUMMARIES

U.S. Treasury Fund (continued)

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Net Asset Value Risk — The risk that the Fund will be unable to meet its goal of a constant $1 per share.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”
An investment in the Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

PROSPECTUS
5

U.S. Treasury Fund (continued)

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year.1,2

ANNUAL TOTAL RETURNS for the Administrative Class Shares and predecessor[2] (Periods Ended 12/31)

[1]	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/09 to 9/30/09 was 0.01%.

[2]	The Premier Class Shares have not commenced operations as of the date of this prospectus. The performance shown for 2007 and periods after is that of the Administrative Class Shares and for periods before 2007 that of a predecessor of the Administrative Class Shares; neither the Administrative Class Shares nor its precedessor are offered in this prospectus. Performance data for these predecessor classes has not been adjusted to reflect the differences in fees and other expenses among the classes. Premier Class Shares and the predecessors would have substantially similar performance because the shares of these classes are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Best Quarter:	Q4	2000	1.47%
Worst Quarter:	Q4	2008	0.00%

PROSPECTUS
6

FUND SUMMARIES

U.S. Treasury Fund (continued)

This table shows the Fund’s average annual total returns for periods ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS for the Administrative Shares and predecessor[1] (Periods Ended 12/31/08)

	1 Year	5 Year	10 Year
U.S. Treasury Fund	1.06%	2.54%	2.72%

 YIELD

The 7-day yield for the period ended 12/31/08 was 0.01%.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

[1]	The Premier Class Shares have not commenced operations as of the date of this prospectus. The performance shown in the table for 2007 and periods after is that of the Administrative Class Shares and for periods before 2007 that of a predecessor of the Administrative Class Shares; neither the Administrative Class Shares nor its predecessor are offered in this prospectus. The performance data for these predecessor classes has not been adjusted to reflect the differences in fees and other expenses among the classes. Premier Class Shares and the predecessors would have substantially similar performance because the shares of these classes are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Yield:
All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

PROSPECTUS
7

U.S. Treasury Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that are deducted from Fund assets.

Investment Advisory Fees*	0.15%
Distribution/Service (12b-1) Fees	0.50%
Shareholder Servicing Fee	0.25%
Other Expenses#*	0.23%
Total Annual Fund Operating Expenses*	1.13%
Less Contractual Fee Waivers*	–0.10%
Net Total Annual Fund Operating Expenses	1.03%
 #  Other Expenses are estimated.

*	For the period through December 31, 2010, the Adviser has contractually agreed to waive 0.10% of its Investment Advisory Fees. In addition, the Administrator has voluntarily agreed to waive 0.07% of its Administration Fee. This voluntary fee waiver is expected to continue through December 31, 2010, but may be terminated at any time. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees.

Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:

Investment Advisory Fees	0.05%
Distribution/Service (12b-1) Fees	0.50%
Shareholder Servicing Fee	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.96%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$105	$349	$613	$1,366

Additional
Information

Dividends
Dividends are paid
monthly.

Investment Adviser
Cavanal Hill Investment
Management, Inc.
Tulsa, OK

Inception Date
September 5, 1990

Net Assets as of
December 1, 2009
$736 million

Suitable for IRAs
Yes

Minimum Initial
Investment
$1,000

Cavanal Hill
Fund Number
065

Cusip Number
14956P711

PROSPECTUS
8

FUND SUMMARIES

Cash Management Fund

Investment Objective

To seek current income with liquidity and stability of principal by investing in money market instruments which present minimal credit risks.

Principal Investment Strategy

To pursue its objective, the Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements. These obligations may be variable or floating rate instruments or variable rate master demand notes. U.S. government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by GSEs, which may be agencies or instrumentalities of the U.S. government, but are neither issued nor guaranteed as to principal and interest by the U.S. Treasury. U.S. government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (“Ginnie Mae”). U.S. government securities issued by GSEs that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include FHLB, TVA, and mortgage-backed and unsecured securities issued by Fannie Mae and Freddie Mac. FFCB is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the U.S. Treasury.

Maturity:
A portfolio’s level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio’s maturity, the greater its level of interest rate exposure.

PROSPECTUS
9

Cash Management Fund (continued)

While there are different degrees of credit quality, all U.S. government securities and securities issued by GSEs generally are considered highly credit worthy. To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities or, if unrated, determined to be of comparable quality. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

The Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks.

The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

What are the main risks of investing in this Fund?

Your investment in the Fund may be subject to the following principal risks:

-	Banking Risk — To the extent that the Fund invests in securities issued by U.S. Banks, U.S. branches of foreign banks and foreign branches of U.S. banks, the Fund’s performance will susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund invests in securities believed to pose minimal

PROSPECTUS
10

FUND SUMMARIES

Cash Management Fund (continued)

credit risk, losses due to credit risk resulting in a decline in the value of your investment is minimized. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund’s yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Foreign Investment Risk — The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic and political developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

-	Income Risk — Income risk involves the possibility that the Fund’s yield will decrease due to a decline in interest rates.

PROSPECTUS
11

Cash Management Fund (continued)

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Net Asset Value Risk — The risk that the Fund will be unable to meet its goal of a constant $1 per share.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

PROSPECTUS
12

FUND SUMMARIES

Cash Management Fund (continued)

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year.1,2

ANNUAL TOTAL RETURNS for the Administrative Class Shares and predecessor[2] (Periods Ended 12/31)

[1]	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/09 to 9/30/09 was 0.10%.

[2]	The Premier Class Shares have not commenced operations as of the date of this prospectus. The performance shown for 2007 and periods after is that of the Administrative Class Shares and for periods before 2007 that of a predecessor of the Administrative Class Shares; neither the Administrative Class Shares nor its predecessor are offered in this prospectus. Performance data for these predecessor classes has not been adjusted to reflect the differences in fees and other expenses among the classes. Premier Class Shares and the predecessors would have substantially similar performance because the shares of these classes are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Best Quarter:	Q3	2000	1.53%
Worst Quarter:	Q1	2004	0.13%

PROSPECTUS
13

Cash Management Fund (continued)

This table shows the Fund’s average annual total returns for periods ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS for the Administrative Shares and predecessor[1] (Periods Ended 12/31/08)

	1 Year	5 Year	10 Year
Cash Management Fund	1.86%	2.91%	3.07%

 YIELD

The 7-day yield for the period ended 12/31/08 was 0.44%

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

[1]	The Premier Class Shares have not commenced operations as of the date of this prospectus. The performance shown in the table for 2007 and periods after is that of the Administrative Class Shares and for periods before 2007 that of a predecessor of the Administrative Class Shares; neither the Administrative Class Shares nor its predecessor are offered in this prospectus. The performance data for these predecessor classes has not been adjusted to reflect the differences in fees and other expenses among the classes. Premier Class Shares and the predecessors would have substantially similar performance because the shares of these classes are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Yield:
All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

PROSPECTUS
14

FUND SUMMARIES

Cash Management Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that are deducted from Fund assets.

Investment Advisory Fees*	0.15%
Distribution/Service (12b-1) Fees	0.50%
Shareholder Servicing Fee	0.25%
Other Expenses#*†	0.24%
Total Annual Fund Operating Expenses*	1.14%
Less Contractual Fee Waivers*	–0.10%
Net Total Annual Fund Operating Expenses	1.04%

#	Other Expenses are estimated.

*	For the period through December 31, 2010, the Adviser has contractually agreed to waive 0.10% of its Investment Advisory Fees. In addition, the Administrator has voluntarily agreed to waive 0.07% of its Administration Fee. This voluntary fee waiver is expected to continue through December 31, 2010, but may be terminated at any time. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees.

†	Other Expenses do not include 0.03% for the cost of participation in the “U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds” through April 30, 2009.

Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:

Investment Advisory Fees	0.05%
Distribution/Service (12b-1) Fees	0.50%
Shareholder Servicing Fee	0.25%
Other Expenses†	0.17%
Total Annual Fund Operating Expenses	0.97%

†	Other Expenses do not include 0.03% for the cost of participation in the “U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds” through April 30, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of yours shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$106	$352	$618	$1,377

Additional
Information

Dividends
Dividends are paid monthly.

Investment Adviser
Cavanal Hill Investment
Management, Inc.
Tulsa, OK

Inception Date
September 21, 1990

Net Assets as of December 1, 2009
$1,062 million

Suitable for IRAs
Yes

Minimum Initial
Investment
$1,000

Cavanal Hill
Fund Number
064

Cusip Number
14956P695

PROSPECTUS
15

Tax-Free Money Market Fund

Investment Objective

To seek high current income exempt from federal income tax consistent with the preservation of capital and relative stability of principal.

Principal Investment Strategy

As a fundamental policy, the Fund, under normal circumstances, invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. Short-term municipal securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may also include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a demand feature permitting the Fund to demand payment within a year. The Fund may also invest in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.

When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and that the portfolio manager believes to be the best relative values. The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

Maturity:
A portfolio’s level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio’s maturity, the greater its level of interest rate exposure.

PROSPECTUS
16

FUND SUMMARIES

Tax-Free Money Market Fund (continued)

The Fund may invest in certain other short-term debt securities in addition to those described above. The Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax (“Taxable Obligations”). For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. While engaged in a temporary defensive position, the Fund would not be pursuing its investment objective. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers’ acceptances of selected banks, and commercial paper.

The Fund will invest only in those municipal securities and other obligations that are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization (“NRSRO”), in the case of single-rated securities, or (ii) possess one of the two highest short-term ratings by at least two NRSROs, in the case of multiple-rated securities; or (iii) do not possess a rating (i.e. , are unrated) but are determined by the portfolio manager to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Board of Trustees.

PROSPECTUS
17

Tax-Free Money Market Fund (continued)

What are the main risks of investing in this Fund?
Your investment in the Fund may be subject to the following principal risks:

-	Income Risk — Income risk involves the possibility that the Fund’s yield will decrease due to a decline in interest rates.

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Net Asset Value Risk — The risk that the Fund will be unable to meet its goal of a constant $1 per share.

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund invests in securities believed to pose minimal credit risk, losses due to credit risk resulting in a decline in the value of your investment is minimized. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund’s yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays

PROSPECTUS
18

FUND SUMMARIES

Tax-Free Money Market Fund (continued)

or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Municipal Risk — Municipal risk involves the possibility that the Fund’s performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

-	Tax Risk — Tax risk is the possibility that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

PROSPECTUS
19

Tax-Free Money Market Fund (continued)

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year.1,2

ANNUAL TOTAL RETURNS for the Select Class Shares[2] (Periods Ended 12/31)

[1]	The performance information above is based on a calendar year. The Fund’s total return from 1/1/09 to 9/30/09 was 0.38%.

[2]	The Premier Class Shares have not commenced operations as of the date of this prospectus. The performance shown is that of the Select Class Shares which is not offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses among the classes. Premier Class Shares and the Select Class Shares would have substantially similar performance because the shares of these classes are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Best Quarter:	Q3	2007	0.89%
Worst Quarter:	Q4	2008	0.48%

PROSPECTUS
20

FUND SUMMARIES

Tax-Free Money Market Fund (continued)

This table shows the Fund’s average annual total returns for periods ended December 31, 2008.1

AVERAGE ANNUAL TOTAL RETURNS for the Select Class Shares[1] (Periods Ended 12/31/08)

	1 Year	Since Inception
Tax-Free Money Market Fund	2.18%	2.91%

 YIELD

The 7-day yield for the period ended 12/31/08 was 1.28%

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

[1]	The Premier Class Shares have not commenced operations as of the date of this prospectus. The performance shown is that of the Select Class Shares which is not offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses among the classes. Premier Class Shares and the Select Class Shares would have substantially similar performance because the shares of these classes are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

Yield:
All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

PROSPECTUS
21

Tax-Free Money Market Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that are deducted from Fund assets.

Investment Advisory Fees*	0.15%
Distribution/Service (12b-1) Fees	0.50%
Shareholder Servicing Fee	0.25%
Other Expenses#*†	0.28%
Total Direct Annual Fund Operating Expenses*	1.18%
Less Contractual Fee Waivers*	–0.20%
Net Total Direct Annual Fund Operating Expenses	0.98%
Acquired Fund Fees and Expenses‡	0.02%
Total Direct and Acquired Fund Annual Operating Expenses	1.00%

#	Other Expenses are estimated.

*	For the period through December 31, 2010, the Adviser has contractually agreed to waive 0.10% of its Investment Advisory Fees and the Administrator has contractually agreed to waive 0.10% of its Administration Fees. The Sub-Administrator contractually agreed to waive a portion of its fee, equal to various monthly miscellaneous expenses. This waiver amounted to 0.05% for the fiscal year ended August 31, 2009. This waiver is no longer in effect. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees.

†	Other Expenses do not include 0.02% for the cost of participation in the “U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds” through April 30, 2009.

‡	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.

Additional
Information

Dividends
Dividends are paid monthly.

Investment Adviser
Cavanal Hill Investment
Management, Inc.
Tulsa, OK

Inception Date
April 11, 2005

Net Assets as of
December 1, 2009
$559 million

Suitable for IRAs
No

Minimum Initial
Investment
$1,000

Cavanal Hill
Fund Number
066

Cusip Number
14956P6878

PROSPECTUS
22

FUND SUMMARIES

Tax-Free Money Market Fund (continued)

Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:

Investment Advisory Fees	0.05%
Distribution/Service (12b-1) Fees	0.50%
Shareholder Servicing Fee	0.25%
Other Expenses†	0.18%
Total Direct Annual Fund Operating Expenses	0.98%
Acquired Fund Fees and Expenses‡	0.02%
Total Direct and Acquired Fund Annual Operating Expenses	1.00%

†	Other Expenses do not include 0.02% for the cost of participation in the “U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds” through April 30, 2009.
‡	Because the Fund invests in other funds (“Underlying Funds”), it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Underlying Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Underlying Funds, the amount of the Fund’s assets invested in Underlying Funds at any point in time, and the fluctuation of the expense ratios of the Underlying Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$102	$361	$640	$1,437

PROSPECTUS
23

CAVANAL HILL FUNDS

Your Account

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value (“NAV”) next calculated after the account is closed.

The Premier Shares of the Money Market Funds are offered to brokerage customers or customers of other financial intermediaries for use to hold funds pending investment or reinvestment in other securities or to customers for whom Bank of Oklahoma, N.A. (“BOK”) or its affiliates, or other financial institutions as approved by the Distributor, act in a fiduciary, advisory, custodial agency or similar capacity, and to other persons as approved by the Distributor and the officers of the Funds.

PROSPECTUS
24

YOUR ACCOUNT

Opening An Account and Buying Shares

1.	Read this prospectus carefully.

2.	Determine how much you want to invest. The minimum investment for Premier Shares of a Cavanal Hill Money Market Fund is as follows:

- Initial Purchase: $1,000 for each Fund

- Additional Purchases: None

A Fund may waive its minimum purchase requirements.

All purchases made by personal check should be in U.S. dollars. Third party checks, credit card checks on initial purchases, starter checks, traveler’s checks, money orders or cash will not be accepted.

3.	Complete the appropriate parts of the Account Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

4.	You may purchase Premier Shares by following the procedures established by the Distributor in connection with requirements of qualified accounts maintained by BOK or other financial institutions approved by the Distributor. These procedures may include sweep arrangements where an account is “swept” automatically no less frequently than weekly into a Cavanal Hill Money Market Fund.

PROSPECTUS
25

Selling Shares

TO SELL SOME OR ALL OF YOUR SHARES

By Mail
- Accounts of any type. - Sales of any amount.	- Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
- Include the account owner signature(s).
- Mail the materials to the Funds’ Custodian at Bank of Oklahoma, N.A., Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, OH 43218-2730.
- A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Overnight Mail
- Accounts of any type. - Sales of any amount.	- Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
- Include the account owner signature(s).
- Mail the materials to Cavanal Hill Funds, c/o Citi Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.
- A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

PROSPECTUS
26

YOUR ACCOUNT

TO SELL SOME OR ALL OF YOUR SHARES

By Phone
- Accounts of any type. - Sales of any amount.	- Call (800) 762-7085 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

By Wire
- Accounts of any type which have elected the wire option on the Account Registration Form. - Sales of any amount.
- Call (800) 762-7085 to request a wire transfer.
- If you call by 4 p.m. Eastern time (for the U.S. Treasury Fund and the Cash Management Fund), or 12 noon Eastern time (for the Tax-Free Money Market Fund) on any Business Day (as defined in “Transaction Policies”), your payment will normally be wired to your bank on the next Business Day. On any Business Day that the bond markets close early, redemption or exchange orders must be received by 12:00 noon Eastern time to receive that day’s NAV.

- The Fund reserves the right to charge a wire fee.
- Your bank may charge a fee to wire funds.

PROSPECTUS
27

TO SELL SOME OR ALL OF YOUR SHARES

By Electronic Funds Transfer
- Accounts of any type. - Sales of any amount. - Shareholders with accounts at a U.S. bank which participates in the Automated Clearing House.
- Call (800) 762-7085 to request an electronic funds transfer.
- If you call by 4 p.m. Eastern time (for the U.S. Treasury Fund and the Cash Management Fund), or 12 noon Eastern time (for the Tax-Free Money Market Fund) on any Business Day (as defined in “Transaction Policies”), the NAV of your shares will be determined on the same day and you will receive your proceeds within a week after your request is received. On any Business Day that the bond markets close early, redemption or exchange orders must be received by 12 noon Eastern time to receive that day’s NAV.

- Your bank may charge a fee to electronically transfer funds.

PROSPECTUS
28

YOUR ACCOUNT

Selling Shares in Writing. In certain circumstances, you may need to include a medallion signature guarantee, which protects you against fraudulent orders. You will need a medallion signature guarantee unless:

-	the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

-	the redemption proceeds are being wired according to bank instructions currently on your account.

You should be able to obtain your medallion signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a medallion signature guarantee.

Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at NAV if your account balance in any Fund drops below $500. Before a Fund exercises its right to redeem your shares you will be given at least sixty days’ written notice to give you time to add to your account and avoid selling your shares.

Postponement of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange (“NYSE”) is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under “Selling Your Shares”.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund’s net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist (in whole or in part) of securities equal in market value to your shares. When you convert these securities to cash, you will pay transaction charges.

Undeliverable Redemption and Distribution Checks. If distribution or redemption checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be cancelled and the money reinvested in the appropriate Fund as of

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the cancellation date. No interest is paid during the time the check is outstanding.

Payments to Financial Intermediaries

The Funds and their affiliated service providers may pay fees as described below to broker-dealers and other financial institutions, including affiliates of Cavanal Hill Investment Management, Inc. (“Cavanal Hill Investment Management” or the “Adviser”), whose customers are shareholders of the Funds.

Distribution/Service (12b-1) Fees

The Funds have adopted a plan under Rule 12b-1 that allows each Fund to pay distribution and service fees to the Distributor for the sale and distribution of its shares and for services provided to shareholders. When the Distributor receives these fees, it may pay some or all of them to financial intermediaries whose customers purchase shares of the Funds, including financial intermediaries that are affiliates of the Adviser and Distributor. Because these fees are paid out of a Fund’s assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The distribution fee for Premier Shares is 0.50% of the average daily net assets of the Premier Shares of a Fund.

Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan, under which the Funds may enter into agreements with certain financial intermediaries who will provide certain support services to the Funds’ shareholders. For performing these services, Shareholder Servicing Agents may receive an annual fee of up to 0.25% of the average daily net assets of the Premier Shares of each Fund. “Shareholder Servicing Agents” may include investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of the Adviser. The Funds have entered into agreements under the Shareholder Servicing Plan with the Bank of Oklahoma, N.A., the owner of the Adviser, and may enter into agreements under the Shareholder Servicing Plan with other banks that are affiliates of the Bank of Oklahoma, N.A. to provide financial intermediary services to the Funds’ shareholders in exchange for payments by the Funds for such services under the Shareholder Servicing Plan.

Distribution and Shareholder Servicing Arrangements – Revenue Sharing

The Adviser, and from time to time affiliates of the Adviser, at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents in connection with the sale, distribution, retention or servicing of, the shares of the Funds. These additional cash incentives, sometimes referred to as “revenue sharing arrangements,” are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds.

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YOUR ACCOUNT

These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing or access to sales meetings, sales representatives and Shareholder Servicing Agent management representatives. These payments are negotiated and may be based on such factors as: the number or value of shares that the Shareholder Servicing Agent sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the Shareholder Servicing Agent. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of shares sold. These payments may be significant and may create an incentive for Shareholder Servicing Agents or their agents to recommend or sell shares of the Funds to you. If you have purchased shares of a Fund through a Shareholder Servicing Agent, please speak with that agent to learn more about any payments it receives from the Adviser and/or its affiliates, as well as fees and/or commissions the agent charges. You should also consult disclosures made by your Shareholder Servicing Agent at the time of purchase. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus, and will not change the NAV or the price of a Fund’s shares, because they are not paid by the Funds.

Exchanging Shares

How to Exchange Your Shares. Shares of any Cavanal Hill Money Market Fund may be exchanged without payment of a sales charge for shares of the same class of any Cavanal Hill Money Market Fund. Exchanges of shares from any Cavanal Hill Money Market Fund to the same class of any Cavanal Hill Equity Fund or Bond Fund generally will be subject to the sales charge applicable to the shares sought to be acquired through the exchange. Premier Shares may be exchanged for Premier Shares of another Fund. The Fund reserves the right to redeem Premier Shares in the event that a shareholder no longer meets the minimum investment requirements. The exchange will be made on the basis of the relative net asset values of the shares exchanged. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days’ notice to shareholders.

A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at Citi Fund Services, 3435 Stelzer Road, Columbus OH 43219. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

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Transaction Policies

Valuation of Shares. The NAV per share of a Fund is determined by dividing the total market value of the Fund’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.

-	The NAV of the U.S. Treasury Fund and Cash Management Fund generally is determined as of the close of regular trading on the NYSE (generally 4 p.m. Eastern time) on each day in which the NYSE is open for regular trading and the Federal Reserve Bank of Kansas City is open (a “Business Day”). The NAV for the Tax-Free Money Market Fund generally is determined at 12 noon Eastern time on each Business Day. On any Business Day that the bond markets close early, the Funds will close for trading at 12 noon Eastern time; purchase, redemption, and exchange orders must be received by 12 noon Eastern time on those days to receive that day’s NAV.

-	The assets in each Money Market Fund are valued based upon the amortized cost method. For further information about valuation of investments, see the Statement of Additional Information.

-	The NAV of each of the Money Market Funds is expected to remain at a constant $1.00 per share, although there is no assurance that this will be maintained.

Buy and Sell Prices. When you buy shares, you pay the NAV next determined after your order is received by the Fund or its designated agent. When you sell shares, you receive the NAV next determined after your order is received by the Fund or its designated agent.

Market Timing. Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, money market funds are designed to offer investors a liquid cash option that they may purchase and sell as often as they wish. Accordingly, the Funds’ Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of the Money Market Funds and the Money Market Funds accommodate frequent trading.

Dividends and Capital Gains

As a mutual fund shareholder, you may receive capital gain, income from your investment, or both. The Money Market Funds declare dividends daily and pay dividends monthly. The Funds will distribute net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, at least once a year. It is unlikely that the Money Market Funds will realize any capital gain.

We will automatically reinvest any income and capital-gain distributions to which you are entitled in additional shares of the applicable Fund(s) unless you notify

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YOUR ACCOUNT

our Distributor that you want to receive your distributions in cash. To do so, send a written request, including your name and account number to:

Cavanal Hill Funds
c/o BOSC, Inc.
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, OK 74172

Such a request will become effective for distributions having record dates after the date on which our Distributor receives your request. The taxation of dividends will not be affected by the form in which you receive them.

Taxes

Your mutual-fund investments may have a material impact on your tax situation. We have summarized some of the main tax implications that you should know below. Note, however, that the following provides only a general description. The information contained herein will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes. Please consult your tax adviser to see how investing in the Fund(s) will affect your own tax situation.

-	Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number and certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distribution that you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds that you would normally receive from selling Fund shares.

Each Fund will distribute, at least annually, substantially all of its net investment income and net capital gain. We will send you a statement each year showing the tax status of all distributions that you receive from us. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

-	Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gain that the Fund earned before you invested in it (and thus were included in the price you paid for your shares).

For federal income tax purposes, distributions of net investment income (other than those distributions that are properly designated as exempt-interest dividends, which are discussed below) that you receive from a Fund generally are taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of net investment income that are properly designated by a Fund as derived

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from “qualified dividend income” (as further defined in the Statement of Additional Information) will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that holding-period and certain other requirements are met at both the shareholder and Fund levels. Dividends of net investment income that are not designated as derived from qualified dividend income will be taxable as ordinary income. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

If at the close of each quarter, at least 50% of the value of a Fund’s total assets consists of tax-exempt interest obligations, the Fund will be eligible to designate distributions of interest derived from such obligations as “exempt-interest dividends.” The Tax-Free Money Market Fund intends to distribute a majority of its income as exempt-interest dividends. These dividends generally are excludable from a shareholder’s gross income for federal income tax purposes, although they might result in liability for the federal alternative minimum tax (both for individual and corporate shareholders) and for state and local tax purposes. You should consult your tax adviser concerning your own situation. Additionally, the receipt of exempt-interest dividends might cause recipients of social security or railroad retirement benefits to be taxed on a portion of such benefits. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Fund might have on the federal taxation of your benefits.

Taxes on distributions from a Fund of capital gain are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of gain from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income (regardless of how long you have owned shares in the Fund). Distributions of net capital gain from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital-gain dividends will be taxable as long-term capital gain (regardless of how long you have owned shares in the Fund). Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. The Tax-Free Money Market Fund does not expect to realize significant capital gain.

-	Tax Consequences of Selling or Exchanging Shares. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term capital gain, depending upon how long you have held your shares and assuming the shares are held as capital assets.

-	State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on capital gains, if any, you realize from selling or exchanging Fund shares. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

-	Tax Consequences of Certain Fund Investments. A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, and

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YOUR ACCOUNT

derivative securities might require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund might be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including at times when it is not advantageous to liquidate such investments.

In general, the portfolio management team of the Funds does not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gain as a by-product of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

The above is a general summary of the tax implications of investing in the Funds. Please consult your tax adviser to determine whether these considerations are relevant to your particular investments and tax situation as well as to obtain more information on your own tax situation, including possible foreign, state and local taxes. More information about taxes is contained in our Statement of Additional Information.

Additional Information about the Funds

Disclosure of Portfolio Holdings. Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.

Investment in Exchange-Traded Funds. The Cash Management Fund and Tax-Free Money Market Fund may each invest in index-based exchange-traded funds, such as iShares® Trust and iShares®, Inc. (“iShares®”).*

*	iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in an iShares® Fund.

iShares® is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares® offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See “Investment

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Practices and Risks” for information regarding the risks associated with investment in an exchange-traded fund.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Tax-Free Money Market Fund may invest in iShares® in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

Investments in Investment Companies. For purposes of the Funds’ 80% policies, the Funds will “look through” investments in investment companies, such as iShares®, and will include such investments in their respective percentage totals.

Brokers, Dealers & Agents. Please note that (i) investors may be charged fees — in addition to those assessed by the Funds — if they effect transactions through a Shareholder Servicing Agent, (ii) the Funds have and may from time to time authorize one or more Shareholder Servicing Agents to receive on their behalf purchase and redemption orders, and Shareholder Servicing Agents so authorized may also be authorized to designate other agents to receive purchase and redemption orders on the Funds’ behalf, (iii) with respect to orders received by a Shareholder Servicing Agent authorized to receive purchase and redemption orders on the Funds’ behalf, the Funds will be deemed to have received an order when an authorized agent, or, if applicable, such authorized designee, receives the order, and (iv) unless restricted by the Investment Company Act of 1940 (the “1940 Act”) and the rules of the SEC under the 1940 Act, customer orders will be priced at the Funds’ NAV next computed after such orders are received by an authorized agent or such authorized agent’s authorized designee.

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CAVANAL HILL FUNDS

Investment Management

Investment Adviser

Investment advisory services are provided to each of the Funds by Cavanal Hill® Investment Management, Inc. (“Cavanal Hill Investment Management” or the “Adviser”), pursuant to an Investment Advisory Agreement. The Adviser is a separate, wholly-owned subsidiary of the Bank of Oklahoma, N.A. (“BOK”). It began serving as investment adviser to the Funds on May 12, 2001. The Adviser, subject to the general supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. The Adviser is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2009, Cavanal Hill Investment Management had approximately $4.6 billion in assets under management.

BOK is a subsidiary of BOK Financial Corporation (“BOK Financial”). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provide a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries. As of September 30, 2009, BOK Financial and its subsidiaries had approximately $11.2 billion in assets under management in total.

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CAVANAL HILL FUNDS

The aggregate Investment Advisory Fees paid to the Adviser after fee reductions and expense reimbursements by the Funds for the fiscal year ended August 31, 2009, were as follows:

% OF AVERAGE
FUND	NET ASSETS

- U.S. Treasury Fund	0.04%
- Cash Management Fund	0.04%
- Tax-Free Money Market Fund	0.04%

A discussion regarding the basis for the Funds’ Board of Trustees approving the Investment Advisory Agreement with the Adviser is available in the Funds’ annual report to shareholders for the period ended August 31, 2009.

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CAVANAL HILL FUNDS

CAVANAL HILL FUNDS

Investment Practices
and Risks

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The “Fund Summaries” section earlier in the prospectus provides a description of each Fund’s principal investment strategy and risks while the table below provides a list of the securities and techniques used by each Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Cavanal Hill Money Market Statement of Additional Information. Following the table is a discussion of risk.

FUND NAME	FUND CODE

- U.S. Treasury Fund	1
- Cash Management Fund	2
- Tax-Free Money Market Fund	3

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Asset-Backed Securities:
Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities including commercial paper, backed by other types of receivables or other assets.		2, 3	- Pre-payment - Credit - Interest Rate - Regulatory - Market - Mortgage Market

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FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.		2, 3	- Credit - Liquidity - Interest Rate

Bonds:
Interest-bearing or discounted government, municipal, or corporate securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Bonds rated in the three highest ratings categories assigned by a nationally recognized statistical rating organization (“NRSRO”) are those rated A or better by S&P or A or better by Moody’s or similarly rated by other NRSROs, or, if not rated, determined to be of comparable quality by the Adviser.	1–3		- Interest Rate - Credit

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INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Call and Put Options:
A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Funds will sell only covered call and secured put options.		2, 3	- Credit - Market - Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.	2, 3		- Credit - Liquidity - Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities including foreign entities. Maturities generally vary from a few days to nine months.	2, 3		- Credit - Liquidity - Interest Rate - Foreign Investment

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	FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Convertible Securities: Bonds or preferred stock that convert to common stock.		2	- Market - Credit

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof.		2, 3	- Management - Market - Credit - Liquidity - Leverage

	FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

Exchange Traded Funds:
Securities that are issued by investment companies and traded on securities exchanges. The Funds may invest in iShares® in excess of statutory limitations in reliance on an exemptive order issued to iShares®, Inc. and iShares® Trust.		2, 3	- Market - Liquidity

Foreign Securities: Stocks issued by foreign companies, as well as commercial paper or foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and supranational entities.	2		- Market - Political - Liquidity - Foreign Investment

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INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

Illiquid Securities:
Each Fund may invest up to 10% of its net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the value at which the Fund has valued the securities.		1–3	- Liquidity - Market

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	FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Investment Company Securities:
Each of the Funds may invest up to 5% of its assets in the shares of any one investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies. In addition, pursuant to exemptive rules under the 1940 Act adopted by the Securities and Exchange Commission, each of the Funds may invest in shares of affiliated or unaffiliated money market funds to the extent permitted by their respective investment strategies. Certain Funds may also invest in iShares® in excess of statutory limitations in reliance on an exemptive order issued to iShares®, Inc. and iShares® Trust.	3		- Market

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INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Loan Participation Interests:
Loan participation interests are interests in bank loans made to corporations. In these arrangements the bank transfers the cash stream of the underlying bank loan to the participating investor.		2, 3	- Interest Rate - Liquidity - Credit

Money Market Instruments:
U.S. dollar-denominated debt securities that have remaining maturities of 397 days or less that are rated within the three highest ratings categories assigned by an NRSRO, or of comparable quality, at the time of purchase. These securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.	1–3		- Interest Rate - Credit

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FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.		1–3	- Pre-payment - Credit - Interest Rate - Regulatory - Market - Mortgage Market

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes.	3		- Credit - Political - Interest Rate - Regulatory - Tax

Repurchase Agreements:
The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a Fund.	1–3		- Credit - Interest Rate

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.		1–3	- Credit - Leverage - Interest Rate

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INVESTMENT PRACTICES AND RISKS

	FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	2	3	- Liquidity - Market

Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return the Fund will receive cash, other securities, and/or letters of credit.		1–3	- Leverage - Liquidity - Credit

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.	2, 3		- Liquidity - Credit - Interest Rate

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and certificates of accrual of Treasury securities.	2, 3	1	- Interest Rate

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government, but not guaranteed or insured by the U.S. government. These include Fannie Mae and Freddie Mac.	2	3	- Interest Rate - Credit - Market

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FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
U.S. Treasury Obligations:
Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping. Any other obligation that is backed by the full faith and credit of the U.S. government (e.g., FDIC-Guaranteed debt under the Temporary Liquidity Guarantee Program).	1–3		- Interest Rate

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.	2, 3		- Credit - Liquidity - Interest Rate

When-Issued Securities: Contract to purchase securities at a fixed price for delivery at a future date.		1–3	- Interest Rate - Leverage - Liquidity - Credit

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INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Zero-Coupon Debt Obligations:
Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.		2, 3	- Credit - Interest Rate - Zero Coupon

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Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “What are the main risks of investing in this Fund?” Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

-	Banking Risk
To the extent that the Fund invests in securities issued by U.S. Banks, U.S. branches of foreign banks and foreign branches of U.S. banks, the Fund’s performance will susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

-	Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligations of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of

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INVESTMENT PRACTICES AND RISKS

a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Foreign Investment Risk
The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic and political developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Exchange rate volatility may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

-	Income Risk
The risk that the Fund’s yield will decrease due to a decline in interest rates.

-	Interest Rate Risk
The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities.

-	Leverage Risk
The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes

PROSPECTUS
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subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

-	Liquidity Risk
The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Management Risk
The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated results.

-	Market Risk
The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

-	Mortgage Market Risk
The mortgage market in the United States has recently experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Losses on mortgage loans (especially subprime and second-lien mortgage loans) and increased investor yield requirements have led to

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INVESTMENT PRACTICES AND RISKS

reduced demand for mortgage loans and limited liquidity in the secondary market for some mortgage-related securities.

-	Municipal Risk
Municipal risk involves the possibility that the Fund’s performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

-	Political Risk
The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

-	Prepayment/Call Risk
The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of certain types of securities (e.g., asset-backed securities, mortgage-backed securities and collateralized mortgage obligations) will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call”— or repay — its high-yielding bond before the bond’s maturity date. Changes in prepayment/call rates can result in greater price and yield volatility.

Prepayments/calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

-	Regulatory Risk
The risk associated with federal and state laws which may restrict the remedies that a lender has

PROSPECTUS
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when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

-	Tax Risk
The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

-	Zero Coupon Risk
The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

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Glossary of Investment Terms

Dividends
Payment to shareholders of income from interest or dividends generated by a fund’s investments.

Investment Adviser
An organization that makes the day-to-day decisions regarding a fund’s investments.

Investment Grade
A debt obligation whose credit quality is considered by independent rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances and is rated in one of the four highest ratings categories assigned by a nationally recognized statistical ratings organization.

Liquidity
The degree of a security’s marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

Money Market Fund
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

Money Market Instruments
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers’ acceptances.

Mutual Fund
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Net Asset Value (NAV)
The market value of a mutual fund’s total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Operating Expenses
The percentage of a fund’s average net assets used to pay its expenses. Operating expenses include investment advisory fees, shareholder servicing fees, and administration fees.

Securities
Stocks, bonds, money market instruments, and other investment vehicles.

Total Return
A percentage change, over a specified time period, in a mutual fund’s net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility
The fluctuations in value of a mutual fund or other security. The greater the fund’s volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

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More Information

More information may be obtained free of charge upon request.

The Statement of Additional Information (SAI), a current version of which is on file with the SEC, contains more details about the Funds and is incorporated by reference into the prospectus (is legally a part of this prospectus).

Annual and semiannual reports to shareholders contain additional information about the Funds’ investments. The Funds’ annual report also discusses the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

The Funds also file their complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Funds’ most recent portfolio holdings are also available at http://www.cavanalhillfunds.com.

If you have questions about the Funds, another fund in the Cavanal Hill family of Funds or your account, or wish to obtain free copies of the Funds’ current SAI or annual or semiannual reports, please contact us as follows:

By Telephone:
Call 1-800-762-7085

By Mail:
Cavanal Hill Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035

By Internet:
http://www.cavanalhillfunds.com

From the SEC:
You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the Cavanal Hill Funds, from the SEC’s web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-492-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington DC 20549-0102 or by sending an
e-mail to: publicinfo@sec.gov.

The Funds’ Investment Company Act registration number is 811-06114.

Investment Adviser & Administrator
Cavanal Hill Investment
Management, Inc.
One Williams Center
15th Floor
Tulsa, Oklahoma
74172-0172

Distributor
BOSC, Inc.
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, OK 74172

STATEMENT OF ADDITIONAL INFORMATION
CAVANAL HILL® FUNDS
CAVANAL HILL BOND FUNDS
CAVANAL HILL EQUITY FUNDS
DATED DECEMBER 17, 2009
This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses for the Cavanal Hill Bond Funds and the Cavanal Hill Equity Funds, each dated December 1, 2009. This Statement of Additional Information is incorporated in its entirety into those Prospectuses. A copy of each Prospectus for the Cavanal Hill Funds may be obtained by writing to the Cavanal Hill Funds at One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172, or by telephoning 1-800-762-7085.
The Report of the Independent Registered Public Accounting Firm, Financial Highlights, and Financial Statements included in the Cavanal Hill Funds’ Annual Report for the fiscal year ended August 31, 2009, are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report may be obtained without charge by contacting the Distributor, BOSC, Inc., at One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172 or by telephoning toll-free at 1-800-762-7085.

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THE FUNDS
The Cavanal Hill Funds (the “Trust”) is a diversified open-end management investment company. The Trust currently consists of nine series of units of beneficial interest (“Shares”), representing interests in the following portfolios:
Cavanal Hill U.S. Treasury Fund (the “U.S. Treasury Fund”), Cavanal Hill Cash Management Fund (the “Cash Management Fund”), Cavanal Hill Tax-Free Money Market Fund (the “Tax-Free Money Market Fund”), Cavanal Hill Bond Fund (the “Bond Fund”), Cavanal Hill Intermediate Bond Fund (the “Intermediate Bond Fund”), Cavanal Hill Intermediate Tax-Free Bond Fund (the “Intermediate Tax-Free Bond Fund”), Cavanal Hill Short-Term Income Fund (the “Short-Term Income Fund”), Cavanal Hill U.S. Large Cap Equity Fund (the “U.S. Large Cap Equity Fund,”), and Cavanal Hill Balanced Fund (the “Balanced Fund”).
This Statement of Additional Information (“SAI”) relates to the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the U.S. Large Cap Equity Fund, and the Balanced Fund (the “Funds”). A separate SAI also dated December 1, 2009 relates to the U.S. Treasury Fund, the Cash Management Fund, and the Tax-Free Money Market Fund. With respect to the Funds, the Trust offers both No-Load Investor Class (“Investor Class”) and Institutional Class Shares. The Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, and the Short-Term Income Fund are sometimes referred to as the “Bond Funds,” and the U.S. Large Cap Equity Fund and the Balanced Fund are sometimes referred to as the “Equity Funds.” The information contained in this document expands upon subjects discussed in the Prospectuses for the Funds. An investment in a Fund should not be made without first reading that Fund’s Prospectus.
ADDITIONAL INFORMATION ON THE FUNDS
THE BOND FUNDS
The Bond Fund, the Intermediate Bond Fund, and the Short-Term Income Fund will invest in debt securities only if they carry a rating within the three highest ratings categories assigned by a nationally recognized statistical ratings organization (“NRSRO”) at the time of purchase (e.g., at least “A” from Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Rating Services (“S&P”) (including all sub-classifications indicated by modifiers of such ratings)) or, if unrated, are deemed by Cavanal Hill Investment Management®, Inc. (“Cavanal Hill Investment Management” or “Adviser”) under guidelines approved by the Funds’ Board of Trustees to present attractive opportunities and to be of comparable quality to the securities so rated. See “Appendix” for an explanation of these ratings.
The Bond Fund and the Intermediate Bond Fund, under normal market conditions, will each invest at least 80% of the value of their net assets in bonds.
Under normal market conditions at least 80% of the assets of the Intermediate Tax-Free Bond Fund will be invested in a diversified portfolio of obligations (such as bonds, notes, and debentures) issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, the interest on which is both exempt from federal income taxes and not treated as a preference item for individuals for purposes of the federal alternative minimum tax (“Municipal Securities”). This is a fundamental policy and may only be changed by the vote of a majority of the outstanding Shares of the Intermediate Tax-Free Bond Fund. For purposes of the above-stated policy, “assets” means net assets plus any borrowings for investment purposes. The Fund invests in Municipal Securities which are rated at the time of purchase within the three highest rating groups assigned by an NRSRO, in the case of bonds; rated within the highest ratings category assigned by an NRSRO, in the case of notes (e.g., “SP-1” by S&P or “MIG-1” by Moody’s); rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper (e.g., “A-1” or higher by S&P or “Prime-1” by Moody’s); or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations, (e.g., “VMIG-1” by Moody’s).
Bonds, notes, and debentures in which the Bond Funds may invest may differ in interest rates, maturities and times of issuance. The market value of the Bond Funds’ debt securities will change in response to interest rate changes and other factors. When market prices are unavailable or deemed to be inaccurate due to recent market developments, matrix pricing or fair value pricing will be utilized. During periods of falling interest rates, the value of outstanding debt securities generally rise. Conversely, during periods of rising interest rates, the value of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the price of

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longer maturity securities is also subject to greater fluctuations as a result of changes in interest rates. Conversely, securities with shorter maturities generally have less price movement than securities of comparable quality with longer maturities. Changes by NRSROs in the rating of any debt security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under conditions of default, changes in the value of a Bond Fund’s portfolio securities generally will not affect cash income derived from these securities but will affect a Bond Fund’s net asset value.
THE EQUITY FUNDS
Under normal market conditions, the U.S. Large Cap Equity Fund will invest at least 80% of the value of its net assets in common stocks and securities convertible into common stocks. The U.S. Large Cap Equity Fund may also invest up to 20% of its net assets in preferred stocks, corporate bonds, notes, warrants, and cash equivalents. Corporate bonds will be rated at the time of purchase within the three highest ratings categories assigned by an NRSRO (e.g., at least “A” by Moody’s or S&P) or, if not rated, found by the Adviser under guidelines approved by the Funds’ Board of Trustees to be of comparable quality.
Under normal market conditions, the Balanced Fund will invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, convertible preferred stocks and convertible debt instruments. The Balanced Fund’s equity investments will be in companies believed by its Adviser to be undervalued. The Balanced Fund’s debt securities will consist of securities such as bonds, notes, debentures and money market instruments. The average dollar-weighted portfolio maturity of debt securities held by the Balanced Fund will vary according to market conditions and interest rate cycles and will range between 3 years and 12 years under normal market conditions. While securities with longer maturities tend to produce higher yields, the price of longer maturity securities is also subject to greater market fluctuations as a result of changes in interest rates. The Balanced Fund’s debt securities will consist of high grade securities, which are those securities rated within the three highest ratings categories assigned by an NRSRO at the time of purchase (e.g., at least “A” from Moody’s or S&P) or, if not rated, found by the Adviser under guidelines approved by the Funds’ Board of Trustees to be of comparable quality.
It is a fundamental policy of the Balanced Fund that it will invest at least 25% of its total assets in fixed-income securities. For this purpose, fixed-income securities include debt securities, mortgage-related securities, nonconvertible preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities.
Certain debt securities such as, but not limited to, mortgage-related securities and collateralized mortgage obligations (a “CMO”), as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. The Adviser determines the “effective maturity” of the securities based on the expected payment date (which is earlier than the stated maturity dates of the securities). For purposes of calculating the Balanced Fund’s weighted average portfolio maturity, the effective maturity of such securities, as determined by the Adviser, will be used.
The selection of securities for the equity portion of the Balanced Fund consists of fundamental and quantitative approaches, as well as additional strategies that may involve exchange-traded funds. In managing the fundamental component of the equity portion of the Fund, the portfolio management team seeks to identify companies that possess the following fundamental characteristics: strong, sustainable earnings and revenue growth prospects, industry leadership with a competitive advantage, high levels of profitability and earnings quality, strong management teams, understandable business models and limited exposure to cyclical earnings.
In managing the quantitative component of the equity portion of the Fund, the portfolio management team selects equity securities using a proprietary system that ranks stocks using a quantitative approach. Stocks are ranked using a large array of factors including but not limited to fundamental factors (i.e,. valuation and growth) and technical factors (i.e,. momentum reversal and volatility) that have historically been linked to performance. Quantitative portfolio construction and risk management techniques are used to seek consistent, superior risk adjusted returns.
CONCENTRATION POLICY
The Funds do not concentrate in any particular industry. For purposes of determining concentration, the Funds do not consider investment companies to constitute an “industry.” Rather, the Funds will “look through” investments in

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investment companies to the underlying securities held by such investment companies when determining a Fund’s exposure to a particular industry.
ADDITIONAL INFORMATION ON FUND INSTRUMENTS
ASSET-BACKED SECURITIES
The Bond Fund, the Intermediate Bond Fund, the Balanced Fund and the Short-Term Income Fund may invest in securities backed by automobile receivables and credit card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization. These Funds will only purchase an asset-backed security if it is rated within the three highest ratings categories assigned by an NRSRO (e.g., at least “A” by S&P or Moody’s). Some types of asset-backed securities are considered to be illiquid.
BANK OBLIGATIONS
The Funds may invest in obligations of the banking industry such as bankers’ acceptances, commercial paper, loan participations, bearer deposit notes, promissory notes, floating or variable rate obligations, certificates of deposit, and demand and time deposits.
Bankers’ acceptances: Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Funds will invest in only those bankers’ acceptances guaranteed by U.S. and foreign banks having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).
Certificates of deposit: Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Certificates of deposit will be those of U.S and foreign commercial banks and their domestic and foreign branches. The Funds may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States and Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.
In addition, the Funds may invest in bearer deposit notes, which are negotiable time deposits with a specific maturity date issued by a bank, and time deposits, which are interest bearing non-negotiable deposits at a bank that have a specific maturity date.
Commercial paper: Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable rate master demand notes, issues of commercial paper normally have maturities of nine months or less and fixed rates of return. The Funds may also invest in Canadian commercial paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar-denominated commercial paper of a foreign issuer.
The Bond, Intermediate Bond, and Short-Term Income Funds will only purchase commercial paper rated at the time of purchase within the highest ratings categories assigned by an NRSRO (e.g., A-1 by S&P, Prime-1 by Moody’s or F-1 by Fitch, Inc. (“Fitch”) or, if not rated, found by the Adviser under guidelines approved by the Funds’ Board of Trustees to be of comparable quality.
CALLS
The Funds may write (sell) “covered” call options and purchase options to close out options previously written by the Fund. Such options must be listed on a national securities exchange. The purpose of these Funds in writing covered call options is to generate additional premium income. This premium income will serve to enhance the Fund’s total return and will reduce the effect of any price decline of the security involved in the option.

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A call option gives the holder (buyer) the “right to purchase” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the writer’s obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which a Fund already owns. A Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or currencies subject to put options exceeds 25% of the market value of the Fund’s net assets. When market prices are unavailable or deemed to be inaccurate due to recent market developments, matrix pricing or fair value pricing will be utilized.
Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund’s investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which a Fund will not do), but capable of enhancing a Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund’s custodian. The Funds do not consider a security covered by a call to be “pledged” as that term is used in each Fund’s policy which limits the pledging or mortgaging of its net assets.
The premium received is the fair market value of an option. The premium each Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a covered call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund’s statement of assets and liabilities. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the net asset value per Share of the Fund is computed, or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.
Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.
Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

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A Fund will realize a profit or loss from a closing transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.
FOREIGN INVESTMENTS
The Funds may, subject to their investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches, agencies or subsidiaries of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper (U.S. dollar-denominated commercial paper of a foreign issuer). Securities of foreign issuers may include European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). EDRs and GDRs are not listed on the New York Stock Exchange. As a result, it may be difficult to obtain information about EDRs and GDRs. The Bond, Intermediate Bond, and Short-Term Income Funds may also invest in Canadian, Supra-national, and World Bank Bonds, Eurodollars, and similar instruments.
The Funds may also invest in foreign securities through the purchase of sponsored and unsponsored American Depositary Receipts (ADRs). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs.
These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions, which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Special U.S. tax considerations may apply to a Fund’s foreign investments.
FUTURES CONTRACTS
The Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. When a Fund purchases a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or, in the case of an index futures contract, to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or, in the case of index futures contract, to receive a cash payment based on the value of the securities index.
When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.
The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.
Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities. A Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting

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the Fund’s ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.
Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund’s total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of a Fund’s total assets. Futures transactions will be limited to the extent necessary to maintain each Funds’ qualification as a regulated investment company (“RIC”).
INVESTMENT COMPANY SECURITIES
The Funds may invest in shares of other investment companies, including the Cavanal Hill Money Market Funds. The Funds may invest up to 5% of their respective total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of their respective total assets in the securities of other investment companies. These investment companies typically pay an investment advisory fee out of their assets. Therefore, these investments may be subject to duplicate management, advisory and distribution fees.
Pursuant to exemptive rules under the Investment Company Act of 1940 (“1940 Act”), the Funds may also invest in shares of affiliated or unaffiliated money market funds in excess of the statutory limitations to the extent permitted by their respective investment strategies.
Certain of the Funds may invest in iShares®*, an exchange-traded fund, in excess of the statutory limitations stated above in reliance on an exemptive order dated April 15, 2003, issued to iShares,® Inc. and iShares® Trust.

*	iShares® is a registered trademark of Barclays Global Investors, N.A. “BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in an iShares® fund.
MASTER LIMITED PARTNERSHIPS
Each of the Equity Funds may invest in master limited partnerships (“MLPs”) in accordance with each Fund’s investment objective and restrictions. Certain companies are organized as MLPs in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects or provide financial services. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.
The risks of investing in a MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in the oil and gas industry.
MORTGAGE-RELATED SECURITIES
Each Bond Fund and Equity Fund may, consistent with its investment objective, restrictions and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. Large Cap Equity Fund and the Intermediate Tax-Free Bond Fund will each limit its total investment in such securities to 5% or less of net assets.
Mortgage-related securities, for purposes of the Funds’ Prospectuses and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association (“GNMA”) and government-related organizations such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”), as well as by nongovernmental issuers such as investment banks, commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the

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security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to a Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.
The mortgage market in the United States has recently experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, especially for those that are deemed to be sub-prime, which can adversely affect the market value of mortgage-related securities. Various legislative or regulatory proposals designed to reduce the number of sub-prime defaults could have the effect of reducing the yield on and market value of mortgage-related investments.
There are a number of important differences among the government-sponsored entities and agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. The differences in levels of credit support result in different degrees of credit risk.
Ginnie Maes — Mortgage-related securities issued by the GNMA, including GNMA Mortgage Pass-Through Certificates. Ginnie Maes are either direct obligations of GNMA or are guaranteed by it as to the timely payment of principal, interest, or both. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development and, as a result, Ginnie Maes are backed by the full faith and credit of the United States.
Fannie Maes — Mortgage-related securities issued by the FNMA, including FNMA Guaranteed Mortgage Pass-Through Certificates. Fannie Maes are either direct obligations of FNMA or are guaranteed by it as to the timely payment of principal, interest, or both. FNMA is a government-sponsored enterprise, but it is not a part of the U.S. government. As a result, Fannie Maes are not backed by or entitled to the full faith and credit of the United States, nor is the U.S. government obligated to provide FNMA funds necessary to cover its obligations in respect of Fannie Maes.
Freddie Macs — Mortgage-related securities issued by the FHLMC, including FHLMC Mortgage Participation Certificates. Freddie Macs are either direct obligations of FHLMC or are guaranteed by it as to the timely payment of principal, interest, or both. FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are, however, not backed by or entitled to the full faith and credit of the United States, nor is the U.S. government obligated to provide FHLMC funds necessary to cover its obligations in respect of Freddie Macs.
MUNICIPAL SECURITIES
As a matter of fundamental policy, under normal market conditions, at least 80% of the net assets of the Intermediate Tax-Free Bond Fund will be invested in Municipal Securities, the income from which is both exempt from federal income taxes and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. As a matter of non-fundamental policy, the Intermediate Tax-Free Bond Fund will normally invest at least 80% of its assets in municipal securities which pay interest that is not subject to federal alternative minimum tax for shareholders who are individuals. For purposes of the above-stated policy, “assets” means net assets plus any borrowings for investment purposes. The Bond Fund, the Intermediate Bond Fund and the Short-Term Income Fund, under normal market conditions, may invest in Municipal Securities the income from which is not exempt from federal income taxes. Municipal Securities include debt obligations issued to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. The Intermediate Tax-Free Bond Fund may purchase short-term tax-exempt General Obligations Notes, Tax

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Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing state or local housing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes. In addition, the Intermediate Tax-Free Bond Fund may invest in other types of tax-exempt investments, such as municipal bonds, private activity bonds, and pollution control bonds. The Intermediate Tax-Free Bond Fund may also purchase tax-exempt commercial paper.
The two principal classifications of Municipal Securities which may be held by the Intermediate Tax-Free Bond Fund are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Intermediate Tax-Free Bond Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.
The Intermediate Tax-Free Bond Fund may also invest in “moral obligation” securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer.
The Intermediate Tax-Free Bond Fund invests in Municipal Securities which are rated at the time of purchase within the three highest rating groups assigned by an NRSRO, in the case of bonds (e.g. , at least Baa by Moody’s or BBB by S & P); rated within the highest ratings category assigned by an NRSRO, in the case of notes (e.g ., “SP-1” by S&P or “MIG-1” by Moody’s); rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper (e.g. , “A-1” or higher by S&P or “Prime-1” by Moody’s); or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations, (e.g. , “VMIG-1” by Moody’s). The Intermediate Tax-Free Bond Fund may also purchase Municipal Securities which are unrated at the time of purchase but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. The applicable Municipal Securities ratings are described in the Appendix.
There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Intermediate Tax-Free Bond Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund’s Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.
Although the Intermediate Tax-Free Bond Fund may invest more than 25% of its net assets in (i) Municipal Securities whose issuers are in the same state, (ii) Municipal Securities the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds, it does not currently intend to do so on a regular basis. To the extent the Intermediate Tax-Free Bond Fund’s assets are concentrated in Municipal Securities that are payable from the revenues of similar projects or are issued by issuers located in the same state, or are concentrated in private activity bonds, the Intermediate Tax-Free Bond Fund will be subject to the specific risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.
The Intermediate Tax-Free Bond Fund may invest in short-term Municipal Securities up to 100% of its assets during temporary defensive periods.

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An issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.
OPTIONS
The Funds may purchase call options. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Call options purchased by the Funds will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.
The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.
Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. Each of the Funds will purchase call options and index options only when its total investment in such options immediately after such purchase will not exceed 5% of its total assets.
PRIVATE PLACEMENT INVESTMENTS
The Funds may invest in commercial paper issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“the Securities Act”), and resold to qualified institutional buyers under Securities Act Rule 144A (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Section 4(2) paper may also be resold to the issuer or certain broker-dealers. The Funds will not invest more than 15% of their net assets in Section 4(2) paper and illiquid securities unless the Adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board of Trustees, that any Section 4(2) paper held by a Fund in excess of this level is at all times liquid.
Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will develop, the Adviser, with the general supervision of the Board of Trustees and pursuant to the guidelines approved by the Board of Trustees, will carefully monitor the Funds’ investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) paper could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers become for a time not interested in purchasing these restricted securities.
PUTS
Subject to investment restrictions set forth below, the Funds may acquire “puts” with respect to securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price.
The amount payable to a Fund upon its exercise of a “put” is normally (i) the Fund’s acquisition cost of the securities (excluding any accrued interest which the portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.
Puts may be acquired by a Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund’s assets at a rate of return more favorable than that of the underlying security or to limit the potential losses involved in a decline in an equity security’s market value.

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Each Fund intends to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser’s opinion, present minimal credit risks.
REPURCHASE AGREEMENTS
Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from a financial institution such as a member bank of the Federal Deposit Insurance Corporation or a registered broker-dealer, which the Adviser deems creditworthy under guidelines approved by the Funds’ Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Funds believes that, under the regular procedures normally in effect for custody of each Fund’s securities subject to repurchase agreements and under applicable federal laws, a court of competent jurisdiction would rule in favor of a Fund if presented with the question. Securities subject to repurchase agreements will be held by each Fund’s Custodian, sub-custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by an investment company under the 1940 Act.
REVERSE REPURCHASE AGREEMENTS
Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets, such as liquid high quality debt securities, consistent with the Fund’s investment objective having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.
SECURITIES LENDING
Each of the Funds may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash, U.S. government securities, or other high quality debt instruments. This collateral must be valued daily by the Fund’s Adviser and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans will be subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities in loan, it intends to terminate the loan and regain the right to vote if that is considered material with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines approved by the Funds’ Board of Trustees. Each Fund will limit securities loans to 331/3 % of the value of its total assets.
U.S. GOVERNMENT OBLIGATIONS
The Funds may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the government; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the

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instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.
VARIABLE RATE AND FLOATING RATE NOTES
Debt instruments eligible for investment by the Funds may include variable rate and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a fair market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Adviser under guidelines approved by the Funds’ Board of Trustees to be of comparable quality, at the time of purchase, to rated instruments which are eligible for purchase under the Fund’s investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.
Municipal Securities purchased by the Intermediate Tax-Free Bond Fund may include rated and unrated variable and floating rate tax-exempt notes. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Intermediate Tax-Free Bond Fund will approximate their par value.
Variable or floating rate notes with stated maturities of more than one year may, based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities in accordance with such Rule.
WHEN-ISSUED SECURITIES
Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery at an unknown or unspecified settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund relies on the seller to consummate the trade and will generally not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase such securities, its Custodian will set aside cash or liquid high grade securities equal to the amount of the commitment in a separate account with the Custodian or a sub-custodian of the Fund. Failure of the seller to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.
Each Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, a Fund’s liquidity and the ability of the Adviser to manage it might be severely affected. No Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.
ZERO COUPON OBLIGATIONS
The Bond, the Intermediate Bond, and the Short-Term Income Funds may hold zero-coupon obligations issued by the U.S. Treasury and U.S. government agencies. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such

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obligations will be purchased only if, at the time of purchase, the yield spread, considered in light of the obligation’s duration, is considered advantageous.
Even though such bonds do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. In order to generate sufficient cash to make the requisite distributions, the Funds could be required at times to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to liquidate such investments.
TEMPORARY DEFENSIVE POSITIONS
During temporary defensive periods as determined by the Adviser, each of the Bond Fund, the Intermediate Bond Fund, the Short-Term Income Fund, and the Equity Funds may hold up to 100% of its respective total assets in cash or cash equivalents. The Intermediate Tax-Free Bond Fund may hold cash or invest in short-term Municipal Securities up to 100% of its assets during temporary defensive periods.
INVESTMENT RESTRICTIONS
Unless otherwise specifically noted, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund.
None of the Funds may:
1. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account, except, in the case of the Intermediate Tax-Free Bond Fund, for use of short-term credit necessary for clearance of purchases of portfolio securities.
2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”
3. Purchase or sell commodities or commodity contracts, except that each of the Funds may invest in futures contracts if, immediately thereafter, the aggregate initial margin deposits for futures contracts, and premium paid for related options, does not exceed 5% of the Fund’s total assets and the value of securities that are the subject of such futures and options (both for receipt and delivery) does not exceed one-third of the value of the Fund’s total assets.
4. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs or leases (although investments by the Funds in marketable securities of companies engaged in such activities are not hereby precluded).
5. Invest in any issuer for purposes of exercising control or management.
6. Purchase or retain securities of any issuer if the officers or Trustees of the Funds or the officers or directors of its Adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.
7. Invest more than 5% of a Fund’s total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.
8. Purchase or sell real estate, including limited partnership interests, (however, each Bond Fund and Equity Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).
9. For as long as Shares of a Fund are registered in Arkansas and for so long as the State of Arkansas so requires, invest more than 10% of a Fund’s total assets in the securities of issuers which are restricted as to disposition, other than restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. As of the date of this SAI, the State of Arkansas did not require this restriction.
10. Purchase a security if, as a result, with respect to 75% of its portfolio (i) more than 5% of the value of its total assets would be invested in any one issuer, or (ii) it would hold more than 10% of any class of securities of such issuer. There is no limit on the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. For purposes of this and the immediately following limitation, a security is considered to be issued by the government entity (or entities)

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whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.
11. Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to the Bond Funds, this limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; and further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.
12. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of each Fund’s total assets at the time of its borrowing. No Fund will purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.
13. Make loans, except that each Fund may, in accordance with its investment objectives and policies, purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements.
14. Enter into a repurchase agreement with a maturity in excess of seven days if such investment, together with other instruments in the Fund which are not readily marketable, exceeds 10% of such Fund’s net assets.
If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.
The Intermediate Tax-Free Bond Fund may not:
1. Invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.
2. Acquire a put, if, immediately after such acquisition, over 5% of the total value of the Intermediate Tax-Free Bond Fund’s assets would be subject to puts from such issuer (except that the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and Investment Restriction Number 3 below, a put will be considered to be from the party to whom the Intermediate Tax-Free Bond Fund will look for payment of the exercise price.
3. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if immediately after that acquisition the value of the security or securities underlying that put, when aggregated with the value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total value of the Intermediate Tax-Free Bond Fund’s assets.
NON-FUNDAMENTAL POLICIES REQUIRING SHAREHOLDER NOTICE
The following policies are non-fundamental but require a notice to shareholders at least 60 days prior any change of such policies:
1. Cavanal Hill Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.
2. Cavanal Hill Intermediate Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years.
3. Cavanal Hill Intermediate Tax-Free Bond, under normal circumstances, invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years.
4. Cavanal Hill Short-Term Income Fund, under normal circumstances, invests at least 80% of its assets in short-term obligations and maintains the dollar-weighted average maturity of its portfolio of three years or less.

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5. Cavanal Hill U.S. Large Cap Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large U.S. companies.
Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in a non-fundamental policy of the Fund (as described in this SAI or in the Fund’s Prospectus) will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: “Important Notice Regarding Change in Investment Policy.” This statement will also appear on the envelope in which such notice is delivered.
For the non-fundamental policies requiring shareholder notice listed above, the 80% investment requirement will be based on net assets plus any borrowings for investment purposes.
PORTFOLIO TURNOVER
The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Fund turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares and by requirements which enable the Funds to receive certain favorable tax treatments. Fund turnover will not be a limiting factor in making portfolio decisions. High turnover rates will generally result in higher transaction costs to a Fund and may result in additional tax consequences (including an increase in short-term capital gains which are generally taxed to individual Shareholders at ordinary income tax rates) to a Fund’s Shareholders.
The portfolio turnover rates for each of the Funds with a full year of operations in the subject fiscal years ended August 31 were as follows:

FUND	2009 (%)	2008 (%)	2007 (%)
Bond Fund	24	26	26
Intermediate Bond Fund	21	36	31
Intermediate Tax-Free Bond Fund	7	7	15
Short-Term Income Fund	10	48	51
U.S. Large Cap Equity Fund	47	40	36
Balanced Fund	88	102	130
ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS
TAXATION OF THE FUNDS
The following discussion is a brief summary of some of the important federal (and, where noted, state and local) income tax consequences affecting each Fund and its shareholders. The discussion is very general, and prospective investors are urged to consult their tax advisors about the impact an investment in a Fund may have on their own tax situations and the possible application of foreign, federal, state, and local law.
Each Fund generally will be treated as a separate entity for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the “Code”) generally will be applied to each Fund separately. Net long-term and short-term capital gains, net income and operating expenses therefore will be determined separately for each Fund.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY
It is the policy of each Fund to elect to be treated as and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.
In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures, or

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forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”, as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year (i) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses or (y) in the securities of one or more QPTPs; and (c) each taxable year distribute at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income, and the excess, if any, of its net short-term capital gain over its net long-term capital loss) and net tax-exempt interest income, for such year.
In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a QPTP (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. Although income from QPTPs is qualifying income, as discussed above such investments cannot exceed 25% of the Fund’s assets. In addition, although the passive-loss rules of the Code generally do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP.
For purposes of the diversification requirements set forth in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a QPTP. Also, for purposes of the diversification requirements set forth in (b) above, in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan participation as an issuer.
Gains from foreign currencies (including foreign-currency options, foreign-currency futures and foreign-currency forward contracts) currently constitute qualifying income for purposes of the 90% test. The Treasury Department does, however, have the authority to issue regulations (possibly with retroactive effect) that exclude a fund’s foreign-currency gains from the definition of “qualifying income” to the extent that such income is not directly related to the fund’s principal business of investing in stock or securities.
If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income taxation on income that is distributed in a timely manner to its shareholders in the form of dividends, including dividends that are properly designated as Capital Gain Dividends (defined below). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to taxation on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.
At August 31, 2009, the following Funds had net capital loss carryforwards to offset net capital gains, if any, to the extent provided by the Treasury regulations:

Fund	Amount	Expires
Short-Term Income Fund	$434,657	2012
Short-Term Income Fund	1,765,022	2013
Short-Term Income Fund	1,068,319	2014
Short-Term Income Fund	37,616	2015
Short-Term Income Fund	115,480	2016
Short-Term Income Fund	11,477,199	2017
Intermediate Bond Fund	2,433,002	2017
Bond Fund	728,506	2017
Balanced Fund	2,096,493	2017
U.S. Large Cap Equity Fund	15,720,076	2011
U.S. Large Cap Equity Fund	281,384	2017

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To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.
EXCISE TAX ON REGULATED INVESTMENT COMPANIES
If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for the year and 98% of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For these purposes, a Fund will be treated as having distributed any amount on which it is subject to income tax. Each Fund intends generally to make distributions sufficient to avoid imposition of this 4% excise tax, but each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g. , the estimated excise tax amount is deemed by a Fund to be de minimis). Certain derivative instruments give rise to ordinary income and loss. If a Fund has a taxable year that begins in one calendar year and ends in the next calendar year, the Fund will be required to make this excise-tax distribution during its taxable year. There is a risk that a Fund could recognize income prior to making this excise-tax distribution and could recognize loss after making this distribution. As a result, an excise tax distribution could constitute, in whole or in part, a return of capital (see discussion below).
Each Fund expects to qualify to be taxed as a “regulated investment company” and to be relieved of all or substantially all federal income taxes. The Funds may be subject to certain state or local tax laws depending upon the extent of their activities in the states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business.
DISTRIBUTIONS
Each Fund will distribute, at least annually, its net investment income and net realized capital gain. Distributions of any net investment income (other than distributions properly designated as qualified dividend income and exempt-interest dividends, as discussed below) generally are taxable to shareholders as ordinary income. Taxes on distributions of capital gain are determined by how long the Fund owned the investments that generated the gains rather than how long a shareholder has owned his or her Shares. Distributions of net capital gain (that is, the excess of net long-term capital gain from the sale of investments that the Fund owned for more than one year over net short-term capital loss), if any, that are properly designated by the Fund as capital-gain dividends (“Capital Gain Dividends”), will be taxable as long-term capital gain regardless of how long a shareholder has held Fund Shares. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of long-term capital gain generally will be subject to a 15% tax rate in the hands of shareholders who are individuals, with lower rates applying to taxpayers in the 10% and 15% rate brackets, and will not be eligible for the dividends-received deduction. Distributions from capital gain are generally made after applying any capital loss carryover. Distributions are taxable to Fund shareholders whether received in cash or reinvested in additional Fund Shares.
Dividends and distributions on a Fund’s Shares are generally subject to federal income taxation as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may represent economically a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of Shares purchased at a time when the Fund’s net asset value reflects gains that are either (i) unrealized or (ii) realized but not yet distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.
If a Fund makes a distribution in excess of its net investment income and net realized capital gains, if any, in any taxable year, the excess distribution will be treated as ordinary dividend income (not eligible for tax-exempt treatment) to the extent of the Fund’s current and accumulated “earnings and profits” (including earnings and profits arising from tax-exempt income, and also specifically including the amount of any non-deductible expenses arising in connection with such tax-exempt income). Such excess distribution will generally be taxable in the hands of shareholders as ordinary income. Distributions in excess of earnings and profits will be treated as a return of capital to the extent of a shareholder’s basis for tax purposes in Fund Shares, and thereafter as capital gain. A return of

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capital is not taxable, but it does reduce the shareholder’s basis in the Shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by the shareholder of those Shares.
A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Funds will provide federal tax information to its shareholders annually, including information about dividends and distributions paid during the preceding year.
For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of non-corporate taxable shareholders at the rates applicable to long-term capital gain, so long as holding period and other requirements are met at both the shareholder and Fund level (as described below). In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The Bond Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.
In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s Shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.
Dividends of net investment income received by corporate shareholders of a Fund will qualify for the dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of the Fund or (2) by application of the Code.
EXEMPT-INTEREST DIVIDENDS
The policy of the Intermediate Tax-Free Bond Fund is to pay each year as dividends substantially all the Fund’s tax-exempt interest income net of certain deductions. The Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund’s taxable year, at least 50% of the total value of the Fund’s assets consists of obligations the interest on which is exempt from federal income taxation. Such dividends will not exceed, in the aggregate, the net interest the Fund receives during the taxable year from Municipal Securities and other securities exempt from the regular federal income tax. An exempt-interest dividend is any dividend or part thereof (other than a Capital Gain Dividend) paid by the Fund and properly designated as an

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exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund’s taxable year.
The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. The percentage is applied uniformly to all distributions made during the year. Thus, the percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund’s income that was tax-exempt during the period covered by the distribution. Accordingly, a shareholder who holds Shares for only part of the year may be allocated more or less tax-exempt interest dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.
Generally, distributions that a Fund properly designates as exempt-interest dividends will be excluded from gross income for federal income tax purposes, but may be taxable for federal alternative minimum tax purposes (for both individual and corporate shareholders) and for state and local tax purposes. Interest on certain tax-exempt bonds that are “private activity bonds” (as defined in the Code) is treated as a tax preference item for purposes of the alternative minimum tax. Any such interest received by a Fund and distributed to shareholders will be treated as a tax preference item for purposes of any alternative minimum tax liability of shareholders. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. Additionally, exempt-interest dividends, if any, attributable to interest received on certain private-activity obligations and certain industrial-development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users. A “substantial user” is defined under U.S. Treasury regulations to include any non-exempt person who regularly uses a part of such facilities in his or her trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or (ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. A lessee or sublessee of all or any portion of such facilities might also be a substantial user. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners, and an S corporation and its shareholders.
Interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry Shares of a Fund paying exempt-interest dividends is not deductible to the extent it relates to exempt-interest dividends received by the shareholder from that Fund. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Shares might be considered to have been made with borrowed funds even though the funds are not directly traceable to the purchase of Shares.
A Fund might acquire rights regarding specified portfolio securities under puts. The policy of each Fund is to limit its acquisition of puts to those under which such Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to such Fund. The Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, but there is currently no definitive rule that establishes the tax consequences of many of the types of puts that the Fund is permitted to acquire under the 1940 Act. Therefore, a Fund will only acquire a put after concluding that it will have the tax consequences described above, but the Internal Revenue Service might reach a different conclusion from that of the Fund.
In certain instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation might be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder. Shareholders who receive Social Security or Railroad Retirement benefits should consult their tax advisors to determine what effect, if any, an investment in a Fund might have on the federal income taxation of their benefits. The exemption from federal income taxation for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.
Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

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SELLING SHARES
Shareholders who sell, exchange or redeem Fund Shares generally will recognize gain or loss in an amount equal to the difference between their adjusted tax bases in the Fund Shares and the amount received. If Fund shareholders hold their Fund Shares as capital assets, the gain or loss arising from (or treated as arising from) any sale, exchange or redemption will be a capital gain or loss. In general, any gain or loss realized upon a taxable disposition of Fund Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months, and as short-term capital gain or loss if the Shares have not been held for more than 12 months. The tax rate generally applicable to net capital gain recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for short-term capital gain or (ii) for taxable years beginning before January 1, 2011, 15% for long-term capital gain (including Capital Gain Dividends) in the hands of shareholders who are individuals, with lower rates applicable to shareholders in the 10% and 15% tax brackets.
If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of the amount of such exempt-interest dividend. In addition, any loss upon a taxable disposition of Fund Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions (including Capital Gain Dividends) received (or deemed received) with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.
All or a portion of any loss realized on a sale or exchange of Shares will be disallowed to the extent that a shareholder replaces the disposed-of Shares with other Shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a shareholder’s basis in the replacement Shares will be adjusted to reflect the disallowed loss.
REPURCHASE AGREEMENTS AND SECURITIES LENDING
Each Fund’s participation in repurchase agreements and loans of securities may effect the amount, timing, and character of distributions to shareholders. If a Fund participates in a securities lending transaction, to the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to such a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain. Withholding taxes accrued on dividends during the period that any security was not directly held by a Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders. As noted above, the Funds do not expect to a significant portion of their distributions to be derived from qualified dividend income.
CERTAIN DEBT SECURITIES
Certain debt securities purchased by the Funds are sold at a discount and do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. A Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes annually substantially all of its net investment income to its shareholders (including such imputed interest), a Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales might occur at a time when the Fund advisor would not otherwise have chosen to sell such securities and might result in a taxable gain or loss. Some of the Funds may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original issue discount, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. A Fund investing in such securities may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and eliminate any taxation at the Fund level.
Some of the Funds may invest to a significant extent in debt obligations that are in the lowest-rated categories (or are unrated), including debt obligations of issuers that are not currently paying interest or that are in default. Investments in debt obligations that are at risk of being in default (or are presently in default) present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest,

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original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income taxation or any excise tax.
OTHER INVESTMENT FUNDS
Special tax considerations apply if a Fund invests in investment companies that are taxable for federal income tax purposes as partnerships. In general, the Fund will not recognize income earned by such an investment company until the close of the investment company’s taxable year. But the Fund will recognize such income as it is earned by the investment company for purposes of determining whether it is subject to the 4% excise tax. Therefore, if the Fund and such an investment company have different taxable years, the Fund may be compelled to make distributions in excess of the income recognized from such an investment company in order to avoid the imposition of the 4% excise tax. A Fund’s receipt of a non-liquidating cash distribution from an investment company taxable as a partnership generally will result in recognized gain (but not loss) only to the extent that the amount of the distribution exceeds the Fund’s adjusted basis in shares of such investment company before the distribution. A Fund that receives a liquidating cash distribution from an investment company taxable as a partnership will recognize capital gain or loss to the extent of the difference between the proceeds received by the Fund and the Fund’s adjusted tax basis in shares of such investment company; however, the Fund will recognize ordinary income, rather than capital gain, to the extent that the Fund’s allocable share of “unrealized receivables” (including any accrued but untaxed market discount) exceeds the shareholder’s share of the basis in those unrealized receivables.
Some of the Funds may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.
Some of the REITs in which some of the Funds may invest will be permitted to hold residual interests in real estate mortgage investment conduits (“REMICs”). Under Treasury regulations that have not yet been issued, but may apply with retroactive effect, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income taxation in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as each of the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.
In general, excess inclusion income allocated to shareholders cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions). Any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, the Fund serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or taxable mortgage pools if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).
Under legislation enacted in December 2006, a charitable remainder trust (“CRT”), as defined in section 664 of the Code that realizes unrelated business taxable income (“UBTI”) for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in November 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in

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a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate.
The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in each Fund.
If a Fund invests in shares of other mutual funds, ETFs or other companies that are taxable as regulated investment companies (collectively, “underlying funds”), its distributable income and gains will normally consist, in part, of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gain realized by an underlying fund). In addition, in certain circumstances, the “wash sale” rules under section 1091 of the Code might apply to a Fund’s sale of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the Fund at a loss and the Fund acquires additional shares of that same underlying fund 30 days before of after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.
As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gain that each Fund will be required to distribute to shareholders may be greater than what such amounts would have been had the Fund directly invested in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from the Fund ( e.g. , long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.
Depending on a Fund’s percentage ownership in an underlying fund, both before and after a redemption, a redemption of shares of an underlying fund by a Fund may cause the Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the tax basis of the Fund in the shares of the underlying fund, but instead to be treated as receiving a dividend. Such a distribution may be treated as qualified dividend income and thus eligible to be taxed at the rates applicable to long-term capital gain. If qualified dividend income treatment is not available, the distribution may be taxed at ordinary income rates. This could cause shareholders of the Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly.
HEDGING TRANSACTIONS
A Fund’s transactions in options, futures contracts, foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including “mark-to-market,” “straddle,” “wash sale,” “constructive sale” and “short sale” rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s assets, convert short-term capital loss into long-term capital loss, convert long-term capital gain into short-term capital gain, and otherwise affect the character of the Fund’s income. These rules could therefore affect the amount, timing, and character of distributions to shareholders and cause differences between a Fund’s book income and its taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of each Fund.
Certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable

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income and net tax-exempt income (if any). If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.
MASTER LIMITED PARTNERSHIPS
A Fund’s investment in a master limited partnership (“MLP”) may qualify as an investment in a (1) QPTP, (2) a “regular” partnership, (3) a “passive foreign investment company” (a “PFIC”, as defined below), or (4) a corporation for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a Fund can invest in MLPs. Some amounts received by each Fund with respect to its investments in MLPs will likely be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs. On the disposition of an investment in such an MLP, a Fund will likely realize taxable income in excess of economic gain with respect to that asset (or if the Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its distribution requirements. A Fund may have to borrow or liquidate securities to satisfy its distribution requirements and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time.
FOREIGN INVESTMENT, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS
If a Fund invests in foreign securities, dividends and interest received by the Fund, if any, might be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. Shareholders generally will not be entitled to claim a credit or deduction with respect to such foreign taxes imposed on the Fund. However, if at the end of a Fund’s taxable year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund’s shareholders in connection with the Fund’s dividends received by them. In such a case, shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes and be entitled to claim a credit or deduction with respect to such taxes.
A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date may be entitled to claim a foreign tax credit for their share of these taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.
Under current law, a fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by underlying funds. In general, a fund may elect to pass through to its shareholders foreign income taxes it pays only in the case where it directly holds more than 50% of its assets in foreign stock and securities at the close of its taxable year. The Fund may not include in its calculations the value of foreign securities held indirectly through an underlying fund to reach this 50% threshold.
A Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.
A Fund’s investment in a PFIC is subject to special federal income tax rules. A PFIC is generally any foreign corporation if (i) 75% or more of the foreign corporation’s gross income for a taxable year is passive income, or (ii) 50% or more of the average percentage of the foreign corporation’s assets (generally by value, but by adjusted tax basis in certain cases) produce or are held for the production of passive income. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the

25

excess of gain over loss from certain property transactions and commodities transactions, and foreign currency gain. Passive income for this purpose does not include rents and royalties received by a foreign corporation from an active business and certain income received from related persons. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”
Investment by a Fund in PFICs could subject the Fund to a U.S. federal income tax or other charges on distributions received from such a company or on the proceeds from the sale of its investment in such a company, which tax cannot be eliminated by making distributions to Fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” If a Fund is in a position to treat a PFIC as a “qualified electing fund” (“QEF”), the Fund will be required to include in its income annually its share of the company’s income and net capital gain annually, regardless of whether it receives any distributions from the company. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gain and loss is treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income without the receipt of cash and increasing the amount required to be distributed by the Fund to avoid taxation. Making either of these elections, therefore, may require the Fund to liquidate other investments, including at times when it is not advantageous to do so, to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. A Fund that invests in PFICs by virtue of the Fund’s investments, if any, in other investment companies that qualify as “U.S. Persons” within the meaning of the Code may not make such elections; rather, the underlying investment companies directly investing in the PFICs would decide whether to make such elections.
BACK-UP WITHHOLDING
A Fund generally is required to back-up withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and proceeds of Share sales, exchanges or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not a United States person and is subject to back-up withholding. The back-up withholding tax rate is 28% for amounts paid through 2010. The back-up withholding rate will be 31% for amounts paid after December 31, 2010. Back-up withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service. In order for a foreign investor to qualify for an exemption from back-up withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisors in this regard.
TAX SHELTER REPORTING REGULATIONS
Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS
Special tax rules apply to investments made through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of Shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.
NON-U.S. SHAREHOLDERS
For non-U.S. shareholders, Capital Gain Dividends and exempt-interest dividends will not be subject to withholding of federal income tax. In general, dividends other than Capital Gain Dividends and exempt-interest dividends paid

26

by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) of U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, a Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). In the case of Shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
The fact that a Fund achieves its investment objectives by investing in underlying funds will generally not affect adversely the Fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the Fund are offset by deductions allocable to the Fund’s qualified interest income or (2) short-term capital gain dividends received by the Fund are offset by the Fund’s net short- or long-term capital losses, in which case the amount of a distribution from the Fund to a foreign shareholder that is properly designated as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds.
If a beneficial holder who is a foreign shareholder carries on a trade or business within the United States, and the dividends are effectively connected with the conduct by the beneficial holder of such trade or business, the dividends will be subject to U.S. federal net income taxation at the marginal income tax rates applicable to U.S. citizens and residents and domestic corporations.
Special rules apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Additionally, special rules apply to the sale of shares in a Fund that is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) — defined broadly to include any interest in U.S. real property and any equity interest in a USRPHC — the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets.
A Fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. The special rules discussed below will also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs and not-greater-than-5% interests in publicly traded classes of stock in REITs.
In both such cases, amounts the Fund receives from REITs derived from gains realized from USRPIs will retain the character as such in the hands of the Fund’s foreign shareholders, as will any direct USRPI gain the Fund recognizes. In the hands of a foreign shareholder that holds (or has held in the prior year) more than a 5% interest in the Fund, such amounts will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates, thus requiring the filing of a U.S. income tax return for the year recognized; the Fund must withhold 35% of the amount of the such distribution. In the case of all other foreign

27

shareholders (i.e., those with a 5%-or-smaller interest in the Fund), the USRPI distribution will be treated as ordinary income (regardless of any designation by the Fund that such distribution is a Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. Foreign shareholders of such Funds are also subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed in the above paragraphs through the sale and repurchase of Fund shares.
In addition, a Fund that is a USRPHC must withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2008, no withholding generally is required with respect to amounts paid in redemption of shares of a Fund that is a USRPHC and is also domestically controlled.
Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend (provided that certain other conditions also are met) or (iii) the shares are USRPIs or the Capital Gain Dividends are attributable to the gain recognized on the disposition of a USRPI.
Foreign shareholders in the Funds should consult their tax advisors with respect to the potential application of the above rules.
ADDITIONAL INFORMATION
The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of each Fund. This summary is based on tax laws and regulations which are in effect on the date of this SAI; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may have a retroactive effect.
No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisors with specific reference to their own tax situations, including the potential application of foreign, federal, state and local taxes.
VALUATION
Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through an independent pricing service approved by the Board of Trustees. The following is an overview of how securities will be valued in the Funds:
•	Domestic Equity Securities. Domestic equity securities are valued at the closing price on the exchange or system where the security is principally traded (including the NASDAQ official Closing Price for securities traded on NASDAQ). If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or system where the security is principally traded.

•	Foreign Equity Securities. Foreign equity securities will be priced at the closing price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day, a security will be valued at the latest available bid price on the exchange where the security is principally traded. Prices of foreign securities denominated in foreign currency shall be converted into U.S. dollar equivalents using the daily rate of exchange.

•	Fixed Income Securities. Fixed income securities will be valued using Board approved policies and procedures, including the use of pricing services. Short term fixed income securities (maturing in less than sixty-one days) of sufficient credit quality are valued at amortized cost, which approximates current value. Special valuation procedures (see below) apply with respect to “odd-lot” securities.

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•	Mutual Funds. Open ended mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available sale price.

•	Options on Securities, Indices and Futures Contracts. Options on securities, indices and futures contracts purchased by the Fund generally are valued at their last sale price prior to the time as of which the Fund determines its NAV or, if there was no sale on that day, at the last bid quote.

•	Repurchase Agreements. Repurchase agreements will be valued at original cost.
Other securities and assets for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Fund’s pricing committee under the general supervision of the Board of Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board of Trustees.
Notwithstanding the above, securities transferred in transactions subject to Rule 17a-7 under the 1940 Act shall be priced on the day transferred pursuant to Rule 17a-7 and any currently effective procedures adopted by the Board of Trustees under that Rule.
Odd Lot Securities. The following methodology will be used for fixed income positions which, due to their small size, may receive prices by automated pricing services which reflect a large block trade and not what actually could be obtained for the small bond position:
1.	For each position at or below $25,000 par value, Fund Accounting will compare the actual purchase price of that position with the next day’s price received from the pricing service.

2.	Positions for which the next day’s price is 2% or greater than the purchase price (a “next day price jump”) will be subject to the application of an ongoing discount equal to that next day price jump.

3.	Within 10 business days of each fiscal quarter end, broker quotes will be ascertained for each position currently subject to the above described pricing methodology.

4.	The broker quotes will be used to calculate a revised discount which will then be applied to each position from that point forward. If by virtue of a broker quote, a position’s discount is revised below 2% then that position will no longer be subject to discount and will be valued in the same manner as other fixed income securities.
The Pricing Committee conducts its pricing activities in the manner established by the Security Valuation Procedures. The Security Valuation Procedures are reviewed and approved by the Funds’ Board of Trustees at least annually.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Shares in each Fund are sold on a continuous basis by BOSC, Inc. (“BOSC” or the “Distributor”), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing shares directly from the Distributor, shares may be purchased through financial institutions and intermediaries, broker-dealers, or similar entities, including affiliates or subsidiaries of the Distributor (“Participating Organizations”) pursuant to contractual arrangements with the Distributor under the Funds’ Amended and Restated Distribution and Shareholder Services Plan (the “Distribution Plan”). Customers purchasing Shares of the Funds may include officers, directors, or employees of the Adviser and its affiliates.
The Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.
Regarding shares purchased through a Participating Organization, the entity through which you are purchasing, selling or exchanging your shares is responsible for transmitting orders to the Funds, and it may have an earlier cutoff time and different trading and exchanging policies. Consult that entity for specific information. Some policy

29

differences may include minimum investment requirements, exchange policies, cutoff time for investments, and redemption fees.
MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS
TRUSTEES AND OFFICERS
The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Funds’ Declaration of Trust and By-laws, and applicable provisions of Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Funds’ officers.
The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is One Williams Center, BOK Tower — 10 SW, Tulsa, Oklahoma 74172.

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INDEPENDENT TRUSTEES

NUMBER OF
PORTFOLIOS
	POSITION(S)	TERM OF	PRINCIPAL	IN FUND	OTHER
	HELD	OFFICE AND	OCCUPATION(S)	COMPLEX	DIRECTORSHIPS
	WITH THE	LENGTH OF	DURING THE PAST 5	OVERSEEN BY	HELD BY
NAME AND AGE	FUNDS	TIME SERVED	YEARS	TRUSTEE	TRUSTEE*
William H. Wilson Jr.	Trustee, Chairman	Indefinite,	Partner of Sage	9	N/A
Age: 51		5/08 — Present	Partners, Keystone
Exploration, and 3C
Farms

David L. Foster	Trustee	Indefinite,	Chief Executive	9	N/A
Age: 61		5/08 — Present	Officer of The
Williford Companies
INTERESTED TRUSTEE

NUMBER OF
PORTFOLIOS
	POSITION(S)	TERM OF	PRINCIPAL	IN FUND	OTHER
	HELD	OFFICE AND	OCCUPATION(S)	COMPLEX	DIRECTORSHIPS
	WITH THE	LENGTH OF	DURING THE PAST 5	OVERSEEN BY	HELD BY
NAME AND AGE	FUNDS	TIME SERVED	YEARS	TRUSTEE	TRUSTEE*
Steven G. Bradshaw**	Trustee	Indefinite,	From October 2003	9	N/A
Age: 50		9/07 — Present	to present, Senior Executive Vice President, Consumer Banking and Wealth Management, BOK Financial Corporation (“BOK Financial”); from 1995 to present, Chairman, BOSC; from December 1999 to October 2003, Executive Vice President, Consumer Banking Manager, BOK Financial.

*	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

**	Mr. Bradshaw is treated by the Funds as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds. Mr. Bradshaw is an “interested person” because he is a Senior Executive Vice President of BOK Financial, the parent of Cavanal Hill Investment Management, and the Chairman of BOSC, the Distributor of the Trust.

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OFFICERS

NUMBER
OF
PORTFOLIOS
IN FUND
	POSITION(S)	TERM OF	PRINCIPAL	COMPLEX	OTHER
	HELD	OFFICE AND	OCCUPATION(S)	OVERSEEN	DIRECTORSHIPS
	WITH THE	LENGTH OF	DURING THE PAST 5	BY	HELD BY
NAME AND AGE	FUNDS	TIME SERVED	YEARS	TRUSTEE	TRUSTEE*
Arthur A. Jensen	Treasurer	Indefinite,	From July 2008 to	N/A	N/A
Age: 43		8/08 — Present	present, SVP of
Citi Fund Services
Ohio, Inc. From
April 2005 to July
2008, VP at
JPMorgan Funds
Management, Inc.
From June 2001 to
April 2005, VP at
BISYS Fund
Services.

James L.	President,	Indefinite,	From 2002 to	N/A	N/A
Huntzinger	Assistant Secretary	6/08 — Present	present, Chief
Age: 59			Investment Officer
for BOK Financial
Corporation.

Fred J. Schmidt	Chief Compliance	Indefinite,	From 2004 to	N/A	N/A
Age: 50	Officer, Anti-Money	4/08 — Present	present, employee
	Laundering Officer		of Citi Fund
	and Disaster		Services Ohio,
	Recovery Plan		Inc., CCO Services.
	Business Operations		From 2002 to 2004,
	Manager		President, FJS
Associates.

Kristin L. Walters	Secretary	Indefinite;	From September 2007	N/A	N/A
Age: 37		4/08 — Present	to present, Vice
President, Director
of Compliance and
from November 2006
to September 2007,
Assistant Vice
President of
Cavanal Hill
Investment
Management
For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
NAME	UNDERWRITERS OF THE FUNDS
Steven G. Bradshaw	BOK Financial, Senior Executive Vice President, Consumer Banking and Wealth Management; BOSC, Chairman of the Board

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COMMITTEES OF THE BOARD OF TRUSTEES
AUDIT COMMITTEE
The purposes of the Audit Committee are to oversee the Trust’s accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to consider the selection of independent registered public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust’s independent registered public accountants and the full Board of Trustees. Mr. Foster and Mr. Wilson serve on this Committee. Mr. Foster became a Committee member on May 1, 2008; Mr. Wilson joined this Committee on June 23, 2008. For the fiscal year ended August 31, 2009, there were four meetings of the Audit Committee.
NOMINATIONS COMMITTEE
The purpose of the Nominations Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Mr. Wilson and Mr. Foster serve on this Committee; Mr. Wilson became a Committee member on May 1, 2008, and Mr. Foster joined the Committee on June 23, 2008. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Cavanal Hill Funds. For the fiscal year ended August 31, 2009, there were no meetings of the Nominations Committee.
SECURITIES OWNERSHIP
For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund’s family of investment companies as of December 31, 2008:

AGGREGATE DOLLAR RANGE
OF EQUITY SECURITIES IN ALL
REGISTERED INVESTMENT
COMPANIES OVERSEEN BY
	DOLLAR RANGE OF EQUITY	TRUSTEE IN FAMILY OF
	SECURITIES	INVESTMENT
NAME OF TRUSTEE	IN THE FUNDS	COMPANIES
William H. Wilson Jr.	U.S. Large Cap Equity Fund: $1 — $10,000	$1 — $10,000
David L. Foster	Cash Management Fund: $1 — $10,000	$1 — $10,000

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The following table shows information for Trustees who are “interested persons” of the Funds as defined in the 1940 Act:

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED
INVESTMENT COMPANIES OVERSEEN
	DOLLAR RANGE OF EQUITY	BY TRUSTEE IN FAMILY OF
	SECURITIES	INVESTMENT
NAME OF TRUSTEE	IN THE FUNDS	COMPANIES
Steven G. Bradshaw	None	None*

*	Under the definition of “beneficial ownership” used for purposes of the foregoing table, Mr. Bradshaw, who is an executive officer of BOK Financial, is not considered the beneficial owner of any Fund securities with respect to which BOK Financial or its affiliates has investment or voting discretion. Affiliates of BOK Financial have investment and voting discretion over a substantial majority of each Fund’s securities.
For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2008:

NAME OF OWNERS AND
	RELATIONSHIPS		TITLE OF	VALUE OF	PERCENT OF
NAME OF TRUSTEE	TO TRUSTEE	COMPANY	CLASS	SECURITIES	CLASS
William H. Wilson Jr.	N/A	N/A	N/A	N/A	N/A
David L. Foster	N/A	N/A	N/A	N/A	N/A
As of December 1, 2009, the Officers and Trustees owned less than 1% of any class of any Fund.
The Trustees receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of an Adviser or the Administrator of the Funds receives any compensation from the Funds for acting as a Trustee. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices.
TRUSTEES COMPENSATION

TOTAL
	AGGREGATE			COMPENSATION FROM
	COMPENSATION	PENSION OR	ESTIMATED	FUNDS AND FUND
	FROM THE FUNDS	RETIREMENT	ANNUAL	COMPLEX PAID TO
	FOR THE FISCAL	BENEFITS ACCRUED	BENEFITS	TRUSTEES FOR THE
NAME OF PERSON,	YEAR ENDED	AS PART OF	UPON	FISCAL YEAR ENDED
POSITION	AUGUST 31, 2009	FUND EXPENSES	RETIREMENT	AUGUST 31, 2009
William H. Wilson Jr.	$60,000	N/A	N/A	$60,000
David L. Foster	$60,000	N/A	N/A	$60,000

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CODE OF ETHICS
Each Fund, Cavanal Hill Investment Management and BOSC have adopted codes of ethics (“Codes”) under Rule 17j-1 of the 1940 Act, and these Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by each Fund.
MARKET TIMING POLICIES AND PROCEDURES
Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. To prevent disruption in the management of the Funds due to market timing strategies, we have adopted certain policies and procedures for the Funds. Exchanges between Funds are limited to twelve in any twelve month period, with no more than three in any calendar quarter. We reserve the right to close any account in which we have identified a pattern of excessive or abusive trading.
We do not have in place any arrangements to permit any person to engage in frequent trading in the Funds.
DISCLOSURE OF PORTFOLIO HOLDINGS
Information regarding portfolio holdings may be made available to third parties in the following circumstances:
•	Through disclosure in a Fund’s latest annual or semi-annual report or Form N-Q;

•	In marketing materials, provided that the information regarding portfolio holdings contained therein is at least fifteen days old; or

•	When a Fund has a legitimate business purpose for doing so and the recipients are subject to a confidentiality agreement which prohibits both disclosure of portfolio holdings to third parties and trading based on such information. Such disclosure shall be authorized by the Funds’ President or Treasurer and shall be reported annually to the Board.
In addition, the Adviser will post portfolio holdings information for the Cavanal Hill Funds on the Funds’ website at www.cavanalhillfunds.com. The website will contain each Fund’s complete schedule of portfolio holdings as of the last day of the most recent month end (except the Money Market Funds, which holdings are posted daily). Although the Adviser will typically post this information approximately sixteen days after a month’s end, and such information will remain accessible on the website until the information is filed with the SEC as part of the Trust’s Form N-CSR or Form N-Q, as applicable it may post more current information regarding the holdings of one or more of the Funds on the Fund’s website. Such posted information may include all of a Fund’s holdings, or may be limited to more current information about select issuers or types of issuers, as determined by Fund management.
Except as disclosed above, it is the policy of the Funds to not disclose material information about their portfolio holdings, trading strategies implemented or to be implemented, or pending transactions to other third parties. The Funds’ service providers are prohibited from disclosing to other third parties material information about the Funds’ portfolio holdings, trading strategies implemented or to be implemented, or pending transactions. However, the Funds may provide information regarding their portfolio holdings to their service providers where relevant to duties to be performed for the Funds. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. The Funds’ fund accountants, administrators, investment advisers and custodians are provided with portfolio holdings information on a daily basis. The Fund’s independent public accountants and attorneys are provided with portfolio holdings information as issues may arise. In addition, portfolio holding information may be disclosed to facilitate the review of a Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) on an as-needed basis.
Other than the service provider arrangements discussed above, the Funds do not have in place any ongoing arrangements to provide information regarding portfolio holdings to any person. The Fund’s policies prohibit the receipt of compensation for the disclosure of portfolio holdings. Any violation of the Funds’ policies with respect to the disclosure of portfolio holdings is reported to the Board on a quarterly basis.
PROXY VOTING POLICIES AND PROCEDURES
The proxy voting policies and procedures for the Funds and the Adviser are as follows:

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CAVANAL HILL FUNDS Proxy Voting Policy
It is the policy of the Board of Trustees (the “Board”) of the Trust to delegate the responsibility for voting proxies relating to portfolio securities to the Funds’ adviser, Cavanal Hill Investment Management, as a part of the Adviser’s general management of the portfolio, subject to the Board’s continuing oversight. The following are the procedures adopted by the Board for the administration of this policy:
Fiduciary Duty
The right to vote a proxy with respect to portfolio securities held in portfolios of the Funds is an asset of the Funds. Based on its initial review of the proxy voting policy of the Adviser and the procedures and guidelines thereunder, the Board is satisfied that the Adviser acknowledges that it acts as a fiduciary of the Funds and has formally committed to policies and procedures designed to ensure that it will vote proxies in a manner consistent with the best interest of the Funds and its shareholders.
Review of Policies and Procedures
The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.
Voting Record Reporting
With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser must submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.
Revocation
The delegation of authority by the Board to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.
Information Regarding Proxy Votes
You may obtain information about how a Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 by visiting the Securities and Exchange Commission’s Web site at www.sec.gov or without charge, upon request, by contacting us by telephone at 1-800-762-7085 or in writing at Cavanal Hill Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.
Cavanal Hill Investment Management Proxy Voting Policy
General Provisions
It is the policy of the Firm that, absent compelling reasons why a proxy should not be voted, all proxies relating to client securities should be voted.
Proxies are voted in the best interests of the client accounts. The determination of the interest of a client account in a proposal presented by proxy is the effect, if any, the proposal could have on the current or future value of the investment.
Subject to the adoption of procedures or guidelines by the Board or specific written direction from a client, proxy voting shall be the responsibility of the President and the Investment Policy Committee, both of whom may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Firm.
If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to advise in the voting of a proxy.
Conflicts of Interest
Proxy solicitations that might involve a conflict of interest between the Firm and its client accounts will be considered by the Investment Policy Committee which will determine, based on a review of the issues raised by the

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solicitation, the nature of the potential conflict and, most importantly, the Firm’s commitment to vote proxies in the best interest of client accounts, how the proxy will be handled.
Disclosure
The Firm shall disclose to each client how they may obtain information about how the Firm voted with respect to their securities; and shall provide each client a description of the Firm’s proxy voting policies and procedures and, upon request, shall furnish a copy of the policies and procedures to the requesting client.
Recordkeeping
The Firm will retain records relating to the voting of proxies, including:
•	A copy of policies, procedures or guidelines relating to the voting of proxies.

•	A copy of each proxy statement that the Firm receives regarding client securities. The Firm may rely on a third party to make and retain, on its behalf, a copy of a proxy statement, provided that the Firm has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request or may rely on obtaining a copy of a proxy statement from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

•	A record of each vote cast by the Firm on behalf of a client. The Firm may rely on a third party to make and retain, on its behalf, a record of the vote cast, provided that the adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request.

•	A copy of any document created by the Firm that was material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

•	A copy of each written client request for information on how the Firm voted proxies on behalf of the client, and a copy of any written response by the Firm to any client request for information on how the adviser voted proxies on behalf of the requesting client.
These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Firm.
Cavanal Hill Investment Management Proxy Voting Procedures
The Firm’s Policy & Procedures Manual regarding proxy voting provides:
Subject to the adoption of procedures or guidelines by the Board or specific written direction from a client, proxy voting shall be the responsibility of the President and the Investment Policy Committee, both of whom may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Firm.
These procedures are adopted by the Investment Policy Committee (the “Committee”) pursuant to the policy cited above.
1. Evaluation and Voting
The President of the Firm may designate one or more employees of the Firm (the “designated employee”) to review each proxy received by the Firm which the Firm has the responsibility to vote. The designated employee will review the issues presented by the proxy and, where it is appropriate to do so will vote the proxy in accordance with the proxy voting guidelines.
If the proxy presents issues not addressed in the proxy voting guidelines or the designated employee believes that one or more issues presented by the proxy should not be voted as indicated by the guidelines, the designated employee will prepare a memorandum with respect to the proxy setting out:
•	the issue presented;

•	the interests of the Firm or of affiliates of the Firm, if any, in the issue;

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•	the interest of the client accounts in the issue presented; and

•	a recommendation for voting the proxy.
The memorandum will include a record of all external conversations and copies of all other materials that were material to the evaluation and recommendation made by the designated employee. The memorandum will be presented to the President who will:
•	direct that the proxy be voted as recommended by the memorandum;

•	return the memorandum for further consideration; or

•	in the case of a potential conflict of interest or basic disagreement about the voting of the proxy, submit the memorandum to the Committee for direction with respect to the voting of the proxy.
It is the responsibility of the President of the Firm to ensure that proxies are voted timely and in the manner he or she directs.
Conflicts of Interest
The Firm will maintain a list of those companies, which issue publicly traded securities and with which the Firm or its affiliates have such a relationship that proxies presented with respect to those companies may give rise to a conflict of interest between the Firm and its clients.1 Proxies that are received from companies on the list will be directed to the Committee for its consideration. The Committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Firm’s commitment to vote proxies in the best interests of client accounts, how the proxy will be handled. The Committee will direct the President to:
•	vote the proxy in accordance with voting guidelines adopted by the Firm and in force at the time the proxy was received;

•	employ an outside service provider to direct the voting of the proxy;

•	employ an outside service provider to vote the proxy on behalf of the Firm and its clients;

•	disclose the conflict of interest to the client and obtain direction with respect to the voting of the proxy; or

•	decline to vote the proxy because the cost of addressing the potential conflict of interest is greater than the benefit to the clients of voting the proxy.

[1]	As it is used in this document, the term “conflict of interest” refers to a situation in which the adviser has a financial interest in a matter presented by a proxy other than the obligation it incurs as investment adviser to the client which compromises the Firm’s freedom of judgment and action. Examples of relationships that might give rise to such an interest include:

Companies affiliated with directors or officers of the Firm, or immediate family members of directors or officers of the Firm or of affiliates of the Firm;

Companies that maintain significant business relationships with the Firm or with affiliates of the Firm, or with which the Firm or an affiliate of the Firm is actively seeking a significant business relationship.

A conflict of interest is “material” if a reasonable person might believe that the Firm’s freedom of judgment and action would be compromised or that the Firm would be persuaded to vote a proxy in such a way as to advance its own interest in the matter rather than that of its client.

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2. Delegation of Proxy Voting
In the alternative, if it believes such an arrangement is reasonably designed to ensure that the Firm will vote client securities in the best interest of the clients and will avoid material conflicts between the Firm and its clients, the Committee may recommend to the Board one or more unaffiliated service providers (the “designated providers”) either to advise the Firm with respect to voting proxies, or to which the Firm may delegate the responsibility for voting proxies which the Firm has the responsibility to vote. The designated provider will review the issues presented by each proxy and, will vote the proxy on behalf of the Firm in accordance with its proxy voting guidelines.
Cavanal Hill Investment Management Proxy Voting Guidelines
It is the policy of the Firm that, absent definitive reasons why a proxy should not be voted; all proxies will be voted based on what is best for an account as a shareholder.
The key element underlying any evaluation of the interest of an advisory account in an issue presented to the shareholders of the company is the effect, if any, a proposal could have on the current or future value of the investment. The following guidelines will be followed in voting proxies:
Management Proposals
To the extent that management’s proposals do not infringe on stockholder rights, the firm will support their position. Management sponsored resolutions can be grouped into five main categories: Standard Proposals, Capitalization Proposals, Non-Salary Compensation Programs, Anti-Takeover Measures and Miscellaneous Corporate Governance Matters.
I. Standard Proposals
The Firm will support management’s proposals to:
•	Elect or re-elect members of the board of directors

•	Select outside auditors

•	Set the annual meeting date and location

•	Eliminate preemptive rights or dual classes of stock

•	Establish dividend reinvestment plans

•	Provide cumulative voting for directors

•	Indemnify directors, officers and employees

•	Change the corporate name
II. Capitalization Proposals
The Firm will support proposals to:
•	Increase the authorized number common shares

•	Adjust of par value

•	Establish flexible schedules of preferred dividends

•	Repurchase shares

•	Authorize stock splits or stock dividends

•	Establish anti-greenmail measures
III. Non-Salary Compensation Programs
The Firm will support stock or other non-salary compensation plans that afford incentives based on performance, as opposed to risk-free rewards, including:
•	Performance incentives

•	Stock option plans

•	Stock purchase or stock ownership plans

•	Thrift/Profit Sharing plans

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However, the Firm will not support plans that:
•	Cause excessive dilution

•	Award options at deep discount to the market
IV. Anti-Takeover Measures
The Firm believes that charter and by-law amendments designed to thwart takeover attempts sometimes undermining the prospects for realizing maximum appreciation, and thus, not in the best interest of shareholders. The Firm will oppose the following anti-takeover measures:
•	Fair pricing procedures

•	Super majority rules

•	Board classification

•	Bars to written consent

•	Incumbent-entrenchment measures

•	Re-incorporation measures

•	Control share measures
V. Miscellaneous Corporate Governance Matters
The Firm will support proposals to:
•	Limit directors’ liability

•	Authorize indemnification agreements

•	Meet SEC/NASD quorum requirements

•	Reorganize as a holding company
Shareholder Proposals
The Firm recognizes that shareholders regularly make various proposals which they perceive as offering social (and, at times, economic) benefits to both the corporation and its shareholders. While the Firm acknowledges that economic and social considerations are often closely intertwined, the management group and elected directors are best positioned to make corporate decisions on these proposals.
The Firm will support management’s position on shareholder proposals presented by proxy.
Record Retention
The Firm will retain records relating to the voting of proxies for five years from the end of the fiscal year during which the proxy was voted.
CURRENT PROXY VOTING ARRANGEMENTS
The Cavanal Hill Investment Management proxy voting procedures provide two alternative methods for handling proxy voting:
•	The first provides for the designation of one or more employees of the Firm to review each proxy which the Firm has the responsibility to vote and where it is appropriate to do so, to vote the proxy in accordance with the Fund’s proxy voting guidelines. Where the employee determines that it is not appropriate to vote in accordance with the guidelines, a process for further consideration of the issues presented in the proxy by the President of the Firm and the Investment Policy Committee is provided.

•	The second provides that, if the Firm believes that such an arrangement is reasonably designed to ensure that proxies relating to client securities will be voted in the best interest of the clients and will avoid material conflicts between the Firm and its clients, the Firm may retain an unaffiliated service provider either to advise the Firm with respect to voting proxies, or to which the Firm may delegate the responsibility for voting proxies which the Firm has the responsibility to vote.

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Cavanal Hill Investment Management has retained Risk Metrics Group (“RMG”), an unaffiliated third party, as its agent to vote proxies relating to portfolio securities of Cavanal Hill Funds on behalf of Cavanal Hill Investment Management. RMG is providing three basic services to Cavanal Hill Investment Management:
•	RMG has received Cavanal Hill Investment Management’s proxy voting guidelines (a copy of the current guidelines are attached);

•	RMG will vote the proxies relating to portfolio securities in accordance with the proxy voting guidelines; and

•	RMG will maintain records relating to the voting of proxies which will be used both to monitor proxy voting activity and to meet the reporting requirements of Cavanal Hill Investment Management’s proxy voting procedures and SEC rules and regulations.
Cavanal Hill Investment Management believes that this arrangement is reasonably designed to ensure that proxies relating to client securities will be voted in the best interest of the clients and, because the process is handled by a third party not affiliated with Cavanal Hill Investment Management, will avoid material conflicts between Cavanal Hill Investment Management and its clients.

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INVESTMENT ADVISER
Investment advisory services are provided to each of the Funds by Cavanal Hill Investment Management pursuant to an Investment Advisory Agreement. Cavanal Hill Investment Management is a separate, wholly-owned subsidiary of the Bank of Oklahoma, N.A. (“BOK”). It began serving as Investment Adviser to the Funds on May 12, 2001. Cavanal Hill Investment Management, subject to the general supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. Cavanal Hill Investment Management is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2009, Cavanal Hill Investment Management had approximately $4.6 billion in assets under management.
BOK is a subsidiary of BOK Financial. BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provide a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries.
BOK Financial subsidiaries maintain offices in Oklahoma, Arkansas, Texas, Colorado, Kansas, Missouri, Utah, Arizona and New Mexico and offer a variety of services for both corporate and individual customers. Individual financial trust services include personal trust management, administration of estates, and management of individual investments and custodial accounts. For corporate clients, the array of services includes management, administration and recordkeeping of pension plans, thrift plans, 401(k) plans and master trust plans. BOK Financial subsidiaries also provide investment banking services, serve as transfer agent and registrar for corporate securities, broker/dealer, paying agent for dividends and interest, and indenture trustee of bond issues. As of September 30, 2009, BOK Financial and its subsidiaries had approximately $11.2 billion in assets under management.
Subject to the general supervision of the Funds’ Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, Cavanal Hill Investment Management reviews, supervises, and provides general investment advice regarding each of the Funds’ investment programs. Subject to the general supervision of the Funds’ Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, Cavanal Hill Investment Management makes all final decisions with respect to portfolio securities of each of the Funds, places orders for all purchases and sales of the portfolio securities of each of the Funds, and maintains each Fund’s records directly relating to such purchases and sales.
For the services provided and expenses assumed pursuant to the Investment Advisory Agreement with the Funds, the Adviser is entitled to receive a fee from each of the Funds, computed daily and paid monthly, based on the lower of (1) such fee as may, from time to time, be agreed upon in writing by the Funds and the Adviser or (2) the average daily net assets of each such Fund as follows: the U.S. Large Cap Equity Fund — sixty-nine one-hundredths of one percent (0.69%) annually; the Balanced Fund — seventy-four one-hundredths of one percent (0.74%) annually; the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund and the Short-Term Income Fund — fifty-five one-hundredths of one percent (0.55%) annually. Cavanal Hill Investment Management may periodically waive all or a portion of its fee with respect to any Fund to increase the net income of such Fund available for distribution as dividends.

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The Funds paid Cavanal Hill Investment Management the following aggregate fees for investment advisory services for the fiscal years ended:

	FISCAL YEAR ENDED		FISCAL YEAR ENDED		FISCAL YEAR ENDED
	AUGUST 31, 2009		AUGUST 31, 2008		AUGUST 31, 2007
		ADDITIONAL		ADDITIONAL		ADDITIONAL
		AMOUNT		AMOUNT		AMOUNT
	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Bond Fund	$65,173	$114,050	$131,768	$230,591	$117,281	$205,239
Intermediate Bond Fund	$69,871	$122,273	$193,606	$338,806	$195,012	$341,265
Intermediate Tax-Free Bond Fund	$52,496	$91,868	$32,705	$57,232	$41,353	$72,368
Short-Term Income Fund	$98,507	$262,685	$348,966	$930,589	$391,450	$1,043,864
U.S. Large Cap Equity Fund*	$46,498	$33,711	$49,299	$35,742	$54,722	$39,674
Balanced Fund	$177,318	$197,582	$259,160	$288,777	$313,136	$348,919

*	On 1/1/2008 the U.S. Tax Efficient Large Cap Equity Fund changed its name to the U.S. Large Cap Equity Fund. The fees listed in this chart include fees paid under both names.
The Investment Advisory Agreement will continue in effect as to a particular Fund for successive one-year terms, if such continuance is approved at least annually by the Funds’ Board of Trustees or by vote of a majority of the outstanding voting Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement, or interested persons (as defined in 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose.
The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding voting Shares of that Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.
The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the respective provider of services to the Funds in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.
A discussion of the basis for the Board of Trustees’ approval of the Funds’ investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.
From time to time, advertisements, supplemental sales literature and information furnished to present or prospective Shareholders of the Funds may include descriptions of the Adviser including, but not limited to, (i) a description of the adviser’s operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the adviser’s operations.

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PORTFOLIO MANAGERS
The portfolio managers identified under “Investment Management” in each Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set forth below.
Number of Other Accounts Managed and Assets by Account Type as of August 31, 2009:

	OTHER REGISTERED	OTHER POOLED
PORTFOLIO MANAGER	INVESTMENT COMPANIES	INVESTMENT VEHICLES	OTHER ACCOUNTS
J. Brian Henderson	Number: None	Number: 1	Number: 70
	Assets: N/A	Assets: $84 million	Assets: $945 million
Michael P. Maurer	Number: None	Number: None	Number: 48
	Assets: N/A	Assets: N/A	Assets: $855 million
Richard A. Williams	Number: None	Number: 1	Number: 34
	Assets: N/A	Assets: $84 million	Assets: $165 million
Matthew C. Stephani	Number: None	Number: None	Number: 91
	Assets: N/A	Assets: N/A	Assets: $393 million
S. Bob Rezaee	Number: None	Number: None	Number: 154
	Assets: N/A	Assets: N/A	Assets: $798 million
As of August 31, 2009, the following portfolio managers managed the following numbers of accounts in each of the indicated categories, having the indicated total assets, with respect to which the advisory fee is based on the performance of the account.
Performance Based Advisory Fees Number of Other Accounts Managed
and Assets by Account Type as of August 31, 2009:

	OTHER REGISTERED	OTHER POOLED
PORTFOLIO MANAGER	INVESTMENT COMPANIES	INVESTMENT VEHICLES	OTHER ACCOUNTS
J. Brian Henderson	Number: None	Number: None	Number: None
	Assets: $0	Assets: $0	Assets: $0
Michael P. Maurer	Number: None	Number: None	Number: None
	Assets: $0	Assets: $0	Assets: $0
Richard A. Williams	Number: None	Number: None	Number: None
	Assets: $0	Assets: $0	Assets: $0
Matthew C. Stephani	Number: None	Number: None	Number: None
	Assets: $0	Assets: $0	Assets: $0
S. Bob Rezaee	Number: None	Number: None	Number: None
	Assets: $0	Assets: $0	Assets: $0
Conflicts of Interest
From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the “Managed Accounts”). The Managed Accounts might have similar investment objectives or strategies as a Fund, track the same indexes a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by a Fund. The Managed Accounts might also have different investment objectives or strategies than a Fund.
A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and the Managed Accounts, but may not be available in sufficient quantities for both a Fund and the Managed Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another Managed Account. Cavanal Hill Investment Management has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

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Portfolio Manager Compensation
Cavanal Hill Investment Management offers investment professionals a compensation plan which has two components: (i) base compensation, which is linked to job function, responsibilities and experience, and (ii) incentive compensation, which is a percentage of the base that varies based on investment performance. The majority of the total cash compensation is derived by the incentive compensation, which could ultimately make up more than half of the investment professional’s compensation. The incentive compensation is based on the pre-tax investment performance of investments on a calendar year basis in comparison to their respective Lipper peer group. Certain portfolio managers may receive non-cash incentives from BOK, the parent company of Cavanal Hill Investment Management, in the form of stock options in connection with management responsibilities of such portfolio managers. These long-term non-cash incentives, which are used as a retention tool, facilitate long-term commitments from key investment professionals.
Securities Ownership
The following table discloses the dollar range of equity securities of each of the Funds beneficially owned by the portfolio managers as of August 31, 2009:

DOLLAR RANGE OF EQUITY
NAME OF PORTFOLIO MANAGER	SECURITIES IN EACH FUND
J. Brian Henderson	$100,001—$500,000
Michael P. Maurer	$0
Rich Williams	$0
Matthew Stephani	$0
Bob Rezaee	$0
DISTRIBUTION
Shares of the Funds are sold on a continuous basis by the Distributor for the Funds. Under the Funds’ Distribution Plan, the Investor Class shares of each of the Funds will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one hundredths of one percent (0.25%) of its average daily net assets. The Distributor may use the distribution fee to provide distribution assistance with respect to the Funds’ Shares or to provide Shareholder services to the holders of the Funds’ Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies, and investment counselors, but not including banks), broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to compensate banks, other financial institutions and intermediaries, broker-dealers (such payments not to exceed 0.25% of the Shares purchased at net asset value), and the Distributor’s affiliates and subsidiaries for services or reimbursement of expenses incurred in connection with the provision of Shareholder services. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plan will be made pursuant to an agreement between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a “Servicing Agreement”). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of the Funds’ Shares to the Participating Organization’s customers on whose behalf the investment in such Shares is made and/or to the provision of Shareholder services rendered to the Participating Organization’s customers owning the Funds’ Shares. Under the Distribution Plan, a Participating Organization may include the Funds’ Adviser or its affiliates. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws.
The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor’s actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor’s actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from the Funds the excess of expenses for the year over the distribution fee,

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unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year. The Distributor may periodically waive all or a portion of the distribution fee to increase the net income attributable to a Fund available for distribution as dividends to the Fund’s Shareholders. To lower operating expenses, the Distributor may voluntarily reduce its fees under the Distribution Plan.
The Adviser and the Distributor (and their affiliates) may finance, from their own resources, certain activities intended to result in the distribution and servicing of a Fund’s shares. These amounts may be in addition to amounts paid by the Funds under the Distribution and Shareholder Servicing Plan and may include payments to the Funds’ Adviser and its affiliates for such activities.
BISYS Fund Services (now Citi Fund Services), the former distributor of the Funds, received the following amounts under the Distribution Plan for the fiscal years ended:

	AUGUST 31, 2007		AUGUST 31, 2006
		ADDITIONAL		ADDITIONAL
		AMOUNT		AMOUNT
	PAID	WAIVED	PAID	WAIVED
Bond Fund	$58,284	$—	$83,797	$—
Intermediate Bond Fund	$68,396	$—	$122,119	$—
Intermediate Tax-Free Bond Fund	$8,980	$—	$6,697	$19,487
Short-Term Income Fund	$229,676	$—	$432,574	$74,291
U.S. Large Cap Equity Fund	$5,932	$—	$19,662	$—
Balanced Fund	$64,919	$—	$53,667	$79,832
Effective August 2, 2007, BISYS Fund Services (“BISYS”) was re-named Citi Fund Services Ohio, Inc. (“Citi Fund Services”) in connection with the acquisition of The BISYS Group, Inc., the parent company of BISYS, by Citibank N.A. Substantially all of the amount received by Citi Fund Services, the former distributor of the Funds, under the Distribution Plan during the period from September 1, 2006 to August 2, 2007 (the date on which BOSC became the Distributor of the Funds), was spent on compensation to dealers. Citi Fund Services retained 0.72% and spent this amount on printing and mailing of prospectuses. The total amount spent on compensation to dealers during such period was $3,153,226. The total amount retained by Citi Fund Services during such period was $22,787.
BOSC, the Distributor of the Funds since August 2, 2007, received $5,430 under the Distribution Plan in 2007 and the following amounts for the fiscal years ended:

	AUGUST 31, 2009		AUGUST 31, 2008
		ADDITIONAL		ADDITIONAL
		AMOUNT		AMOUNT
	PAID	WAIVED	PAID	WAIVED
Bond Fund	$32,223	$—	$58,490	$—
Intermediate Bond Fund	$44,774	$—	$81,169	$—
Intermediate Tax-Free Bond Fund	$7,232	$—	$8,339	$—
Short-Term Income Fund	$57,795	$—	$222,831	$—
U.S. Large Cap Equity Fund	$3,354	$—	$5,061	$—
Balanced Fund	$34,127	$—	$47,705	$—
Substantially all of the amount received by BOSC under the Distribution Plan during the period from September 1, 2007 to August 31, 2009 was spent on compensation to dealers. BOSC retained 0.97%. The total amount spent on compensation to dealers during such period was $1,754,710. The total amount retained by BOSC during such period was $17,140. Of the $17,140, BOSC retained $13,340 as a dealer of the Funds and spent $3,799 on compliance support services.
SHAREHOLDER SERVICING PLAN
The Trust on behalf of each of the Funds has approved a Shareholder Servicing Plan which enables the Funds to obtain the services of one or more shareholder servicing agents (“Shareholder Servicing Agents”) under shareholder servicing agreements. Under the agreements, the Shareholder Servicing Agents will be responsible for performing shareholder account, administrative and servicing functions, which may include but are not limited to, establishing

46

and maintaining records of shareholders accounts; processing purchase and redemption transactions; confirming shareholder transactions; answering routine shareholder inquiries regarding the Funds; providing assistance to shareholders in effecting changes to their dividend options, account designations and addresses; withholding taxes on non-resident alien accounts; disbursing income dividends and capital gains distributions; reinvesting dividends and distributions; arranging for bank wires; preparing and delivering to shareholders, and state and federal authorities including the United States Internal Revenue Service, such information respecting dividends and distributions paid by the Funds as may be required by law, rule or regulation; withholding on dividends and distributions as may be required by state or federal authorities from time to time; and such other services as the Funds may reasonably request. The Funds have entered into agreements under the Shareholder Servicing Plan with BOK, the owner of the Funds’ Adviser, Cavanal Hill Investment Management, and may enter into agreements with other banks that are affiliates of BOK, to provide shareholder services to the Funds’ shareholders in exchange for payments by the Fund for such services under the Shareholder Servicing Plan.
Each of the Funds may pay the Shareholder Servicing Agents an annual fee of up to 0.25% of the average daily net assets of the Investor and Institutional Shares of each of the Funds. For Institutional Shares, the Adviser has agreed contractually to waive the entire Shareholder Servicing Fee through December 31, 2010. For Investor Shares, the Adviser has agreed voluntarily to cap the Shareholder Servicing Fee at 0.10% of average daily net assets. This voluntary fee cap is expected to continue until December 31, 2010, but may be terminated at any time.
The table below sets forth the total Shareholder Servicing Fees paid by the Institutional and Investor shares of each Fund for fiscal years ended:

	AUGUST 31, 2009		AUGUST 31, 2008		AUGUST 31, 2007
		ADDITIONAL		ADDITIONAL		ADDITIONAL
		AMOUNT		AMOUNT		AMOUNT
	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Bond Fund	$814	$80,651	$1,757	$162,952	$739	$99,552
Intermediate Bond Fund	$547	$86,791	$1,701	$240,305	$192	$160,516
Intermediate Tax-Free Bond Fund	$64	$65,556	$14	$40,867	$1	$34,061
Short-Term Income Fund	$2,156	$162,022	$2,635	$578,981	$879	$435,326
U.S. Large Cap Equity Fund	$106	$28,955	$191	$30,620	$14	$22,111
Balanced Fund	$2	$126,653	$1,853	$183,260	$6	$145,747
GLASS-STEAGALL ACT
The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser’s activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser believes that it possesses the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and described in the Prospectuses and this SAI and has so represented in the Investment Advisory Agreement. BOK also believes that it may perform administration services on behalf of each Fund without violating applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Adviser, the Board of Trustees of the Trust would review the Trust’s relationship with the Adviser and consider taking all action necessary in the circumstances.
Should further legislative, judicial or administrative action prohibit or restrict the activities of BOK, the Adviser, its affiliates, and its correspondent banks in connection with customer purchases of Shares of the Trust, such Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated,

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however, that any change in the Trust’s method of operations would affect its net asset value per Share or result in financial losses to any customer.
PORTFOLIO TRANSACTIONS
Pursuant to the Investment Advisory Agreement, subject to the general supervision of the Board of Trustees of the Funds and in accordance with each Fund’s investment objective, policies and restrictions, the Adviser determines which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Bond Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions with respect to the Equity Funds on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Adviser generally seeks competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.
During the fiscal year ended August 31, 2009, the Funds paid aggregate brokerage commissions as follows:

U.S. Large Cap Equity Fund	$32,737
Balanced Fund	$85,021
During the fiscal year ended August 31, 2008, the Funds paid aggregate brokerage commissions as follows:

U.S. Large Cap Equity Fund	$12,846
Balanced Fund	$128,552
During the fiscal year ended August 31, 2007, the Funds paid aggregate brokerage commissions as follows:

U.S. Large Cap Equity Fund	$15,360
Balanced Fund	$224,599
Allocation of transactions, including their frequency, to various dealers is determined by the Adviser with respect to the Funds it serves based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser. Such information may be useful to the Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to such adviser in carrying out its obligations to the Funds.
The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, the Distributor, or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of an Adviser with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.
Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Adviser. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may

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adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of the Adviser or their respective parents or subsidiaries or affiliates unless legally required to do so and, in dealing with its commercial customers, the Adviser and their respective parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.
ALLOCATION OF INITIAL PUBLIC OFFERINGS
Opportunities to invest in initial public offerings (“IPOs”) will be allocated to Funds in a fair and equitable manner pursuant to the following procedures. When an opportunity to participate in an IPO has been identified, the investment personnel of Cavanal Hill Investment Management will conduct an analysis to determine which Funds would benefit from the addition of the IPO to their portfolios. This analysis will take into account each Fund’s investment objective, policies and limitations. Also considered will be each Fund’s liquidity and present portfolio, including risk/reward characteristics. When Cavanal Hill Investment Management investment personnel determine that an IPO opportunity is suitable and desirable for more than one Fund, the IPO will be allocated to each such Fund ratably. Where the opportunity is determined to be suitable and desirable for only one Fund, the opportunity will be allocated solely to that Fund. All Fund allocation decisions shall be based upon the suitability determination made by the portfolio manager during the initial review. The availability of opportunities to invest in IPOs is highly dependent on market conditions. Investing in IPOs may significantly affect the performance of a Fund.
ADMINISTRATOR
Cavanal Hill Investment Management serves as administrator (the “Administrator”) to each Fund pursuant to the Management and Administration Agreement (the “Administration Agreement”), between the Trust and the Administrator. The Administrator assists in supervising all operations of each Fund (other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements for that Fund).
Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund and to compute the net asset value and net income of those Funds on a daily basis, to maintain office facilities for the Funds, to maintain the Funds’ financial accounts and records, and to furnish the Funds statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Funds. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Funds’ operations other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.
The Administrator receives a fee from each Fund for its services and expenses assumed pursuant to the Administration Agreement, calculated daily and paid monthly, at the annual rate of twenty one hundredths of one percent (0.20%) of each Fund’s average daily net assets. The Administrator may periodically set its fees at less than the maximum allowable amount with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.
The following fees were paid to the Administrator by the Funds for management and administrative services for the fiscal years ended:

	AUGUST 31, 2009		AUGUST 31, 2008		AUGUST 31, 2007
		ADDITIONAL		ADDITIONAL
		AMOUNT		AMOUNT		AMOUNT
	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Bond Fund	$32,587	$32,586	$65,885	$65,883	$58,642	$58,639
Intermediate Bond Fund	$34,936	$34,935	$96,805	$96,801	$97,507	$97,504
Intermediate Tax-Free Bond	$26,249	$26,248	$16,353	$16,352	$20,677	$20,676
Short-Term Income Fund	$65,673	$65,670	$232,652	$232,644	$260,973	$260,964
U.S. Large Cap Equity Fund	$11,625	$11,624	$12,325	$12,325	$13,681	$13,680
Balanced Fund	$50,663	$50,662	$74,047	$74,045	$89,469	$89,466

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The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.
SUB-ADMINISTRATOR
Citi Fund Services serves as the Sub-Administrator to the Funds pursuant to an agreement between Cavanal Hill Investment Management and Citi Fund Services. Under the Sub-Administration Agreement, prior to July 1, 2009, the Adviser paid Citi Fund Services a fee of up to 0.03% of each Fund’s (except for the Tax-Free Money Market Fund) average daily net assets to perform certain administrative duties for the Trust. The fees paid to Citi Fund Services by the Adviser for such services come out of the Adviser’s administration fees and are not an additional charge to the Funds.
The following fees were paid, after waivers, to the Sub-Administrator for the fiscal years ended:

	AUGUST 31,	AUGUST 31,	AUGUST 31,
	2009	2008	2007
Bond Fund	$9,776	$19,770	$17,592
Intermediate Bond Fund	$10,481	$29,048	$29,252
Intermediate Tax-Free Bond Fund	$7,874	$4,907	$6,203
Short-Term Income Fund	$19,701	$69,809	$78,290
U.S. Large Cap Equity Fund	$3,487	$3,698	$4,104
Balanced Fund	$15,199	$22,219	$26,840
Effective July 1, 2009, the Sub-Administration Agreement was amended, such that the Adviser pays Citi Fund Services, for each Fund (except for the Tax-Free Money Market Fund), an annual fee based on the average daily net assets of the Trust as follows:

Assets	Rate
$0 to $2 Billion	0.0250%
$2 to $4 Billion	0.0125%
Over $4 Billion	0.0100%
DISTRIBUTOR
BOSC serves as Distributor to each of the Funds pursuant to a Distribution Agreement with the Funds. BOSC is a subsidiary of BOK Financial and an affiliate of Cavanal Hill Investment Management, the Funds’ Adviser and Administrator, and BOK, the Funds’ Custodian. BOSC is located at One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172.
CUSTODIAN, TRANSFER AGENT, FUND ACCOUNTANT AND COMPLIANCE SERVICES
Cash and securities owned by each of the Funds are held by BOK as custodian. BOK’s principal business address is One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172. Under the Custodian Agreement BOK (i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds’ portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Funds’ Board of Trustees concerning the Funds’ operations. BOK may, at its own expense, open and maintain a sub-custody account or accounts on behalf of

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the Funds, provided that it shall remain liable for the performance of all of its duties under the Custodian Agreement.
Under the Custodian Agreement, the Funds have agreed to pay BOK a custodian fee with respect to each Fund at an annual rate of one one hundredths of one percent (0.01%) of such Fund’s average daily net assets. BOK is also entitled to be reimbursed by the Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. BOK may periodically set its custodian fees at less than the maximum allowable amount with respect to a Fund to increase the Fund’s net income available for distribution as dividends. BOK is a subsidiary of BOK Financial and an affiliate of Cavanal Hill Investment Management, the Funds’ Adviser and Administrator, and BOSC, the Funds’ Distributor.
Citi Fund Services serves as transfer agent to each of the Funds pursuant to a Transfer Agency Agreement with the Funds. Under the Transfer Agency Agreement, Citi Fund Services has agreed: (i) to issue and redeem Shares of the Funds; (ii) to address and mail all communications by the Funds to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Funds’ Board of Trustees concerning the Funds’ operations. Citi Fund Services is located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.
Under its Transfer Agency Agreement with the Trust, prior to July 1, 2009, Citi Fund Services received an annual fee of 0.02% of each Fund’s average daily net assets (excluding the Tax-Free Money Market Fund) and annual fees per account. Citi Fund Services is also entitled to be reimbursed for out-of-pocket expenses in providing services under the Transfer Agency Agreement.
Citi Fund Services serves as fund accountant for each Fund pursuant to a Fund Accounting Agreement with the Funds. As fund accountant for the Funds, Citi Fund Services prices the Funds’ Shares, calculates the Funds’ net asset value, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Trust, prior to July 1, 2009, Citi Fund Services received an annual fee of 0.03% of each Fund’s average daily net assets (except for the U.S. Treasury Fund, Cash Management Fund and Tax-Free Money Market Fund), plus out of pocket expenses, to perform fund accounting duties for the Trust. In regards to the U.S. Treasury Fund and Cash Management Fund, prior to July 1, 2009, Citi Fund Services received an annual fee of 0.025% of the average daily net assets of each Fund for accounting services. Citi Fund Services is also entitled to be reimbursed for out-of-pocket expenses in providing services under the Fund Accounting Agreement. Citi Fund Services may periodically set its fund accounting fees at less than the maximum allowable amount with respect to a Fund in order to increase the Fund’s net income available for distribution as dividends.
For the services provided under the Compliance Services Agreement, the Funds paid Citi Fund Services $222,507 for the year ended August 31, 2009, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statements of Operations as “Chief compliance officer fees.” Citi Fund Services pays the salary and other compensation earned by any such individuals as employees of Citi Fund Services.
Effective July 1, 2009, the Transfer Agency, the Fund Accounting and Compliance Services Agreements were amended and the fees for services pursuant to such agreements are included in the Fund Accounting Agreement, as amended. For these services the Funds, except for Tax-Free Money Market Fund, pay Citi Fund Services an annual fee based on the average daily net assets of the Trust as follows:

Assets	Rate
$0 to $2 Billion	0.0350%
$2 to $4 Billion	0.0275%
Over $4 Billion	0.0200%
Citi Fund Services also receives an annual per account transfer agent fee of $15.00 for each IRA account.
Pursuant to the terms of the Omnibus Fee Agreement for the Tax-Free Money Market Fund, Citi Fund Services receives an annual fee of 0.10% on the average daily net assets of that Fund for services rendered under the Transfer Agency, Fund Accounting, Compliance Services and Sub-Administration Agreements, as amended (“Amended Service Agreements”), until a deferred credit that arose out of an over accrual of investment income in the amount

51

of $395,844 is amortized completely. The deferred credit will be amortized over each month at a rate equal to the difference between the fee paid to Citi Fund Services (0.10% of average daily net assets) and the fees Citi Fund Services would have been paid under the Amended Services Agreement if the fee schedules set forth above were implemented for the Tax-Free Money Market Fund on September 1, 2009. After amortization, fees paid to Citi Fund Services for services provided to the Tax-Free Money Market Fund pursuant to the Amended Service Agreements will follow the fee schedules set forth above.
PAYMENTS TO BOK (AND ITS AFFILIATES) AND BOSC
The following payments were paid to BOK (and its affiliates) and BOSC for all of the Cavanal Hill Funds (Bond/Equity and Money Market Funds) for the fiscal year ended August 31, 2009:
Payments to BOK (and its affiliates)

	Investment			Shareholder
	Adviser	Administrator	Custodian	Servicing	12b-1 Fees
Payments	$6,395,987	$4,462,627	$357,112	$8,914,235	$4,467,094
Waivers	$4,392,652	$2,817,198	$6,490	$5,910,411	$2,773,821
Net Payments	$1,963,335	$1,645,429	$350,622	$3,003,824	$1,693,272
Payments to BOSC

	Investment			Shareholder
	Adviser	Administrator	Custodian	Servicing	12b-1 Fees
Payments	$—	$—	$—	$3,830	$3,957
Waivers	$—	$—	$—	$—	$—
Net Payments	$—	$—	$—	$3,830	$3,957
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP, 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio, 43215, serves as independent registered public accountants for the Funds.
LEGAL COUNSEL
Frederic Dorwart, Lawyers, 124 E. Fourth Street, Tulsa, Oklahoma 74103 are counsel to the Funds
ADDITIONAL INFORMATION
DESCRIPTION OF SHARES
Each Fund is a separate series of a Massachusetts business trust which was organized on October 1, 1987 and began active operations in August of 1990. The Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on October 2, 1987 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, with par value of $0.00001. The Trust currently comprises nine series of Shares which represent interests in the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund, the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Balanced Fund and the U.S. Large Cap Equity Fund. The Aggressive Growth Fund was liquidated on February 19, 1999, the Growth Equity Fund was liquidated on March 31, 2006, and the Tax-Efficient Small Cap Equity Fund was liquidated on March 15, 2007. On January 1, 2006, the Institutional U.S. Treasury Fund merged into the U.S. Treasury Fund, the Institutional Cash Management Fund merged into the Cash Management Fund, and the Institutional Tax-Free Money Market Fund changed its name to the Tax-Free Money Market Fund. The Trust offers both Investor Class and Institutional Class Shares for the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Balanced Fund and the U.S. Large Cap Equity Fund. The Trust offers Administrative Class, Service Class, Institutional Class, Select and Premier Class Shares for the U.S. Treasury Fund, the Cash Management Fund and the Tax-Free Money Market Funds. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one

52

or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.
Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Trust’s Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective series of the Trust, of any general assets not belonging to any particular series which are available for distribution.
Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical (in which case the Shareholders of the Funds will vote in the aggregate), or that the matter does not affect any interest of the Fund (in which case no vote by the Shareholders of the Fund in question will be required). Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.
SHAREHOLDER AND TRUSTEE LIABILITY
Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Funds, and that every written agreement, obligation, instrument, or undertaking made by the Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations.
The Declaration of Trust states further that no Trustee, officer, or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Funds’ business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the Trust for payment.
MISCELLANEOUS
The Funds are not required to hold a meeting of Shareholders for the purpose of electing Trustees except that in circumstances where less than a majority of the Trustees holding office have been elected by Shareholders. Trustees may not, without Shareholder approval, appoint one or more Trustees if, following such appointment, less than two-thirds of the Trustees holding office have been elected by the Shareholders. In addition, the Funds have undertaken to hold a meeting of Shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested by the holders of Shares representing not less than 10% of the outstanding Shares of the Trust. A removal proposal at such a meeting would succeed if supported by the vote of the holders of (i) 67% or more of the Shares present at the meeting, if the holders of more than 50% of the outstanding Shares of the Trust are present or represented by proxy; or (ii) 50% of the outstanding Shares of the Trust, whichever is less. The Trust’s Declaration of Trust provides that any action to be taken at a shareholder meeting may also be effected by a written consent. All actions with respect to the election and removal of Trustees are subject to the requirements of the 1940 Act and rules

53

and regulations thereunder. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.
The Funds are registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Trust.
The Prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC’s website at http://www.sec.gov or from the SEC upon payment of the prescribed fee.
The Prospectuses and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and SAI.
As of December 1, 2009, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74102-2300) and its bank affiliates were the Shareholder of record of 4.19% of the Bond Fund’s Investor Shares, 87.89% of the Bond Fund’s Institutional Shares, 77.18% of the Intermediate Bond Fund’s Investor Shares, 99.48% of the Intermediate Bond Fund’s Institutional Shares, 22.98% of the Intermediate Tax-Free Bond Fund’s Investor Shares, 99.83% of the Intermediate Tax-Free Bond Fund’s Institutional Shares, 16.09% of the Short-Term Income Fund’s Investor Shares, 99.14% of the Short-Term Income Fund’s Institutional Shares, 58.73% of the U.S. Large Cap Equity Fund’s Investor Shares, 99.98% of the U.S. Large Cap Equity Fund’s Institutional Shares, 92.62% of the Balanced Fund’s Investor Shares and 100% of the Balanced Fund’s Institutional Shares.
As of December 1, 2009, Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to 0% of the Bond Fund’s Investor Shares, 81.72% of the Bond Fund’s Institutional Shares, 0.46% of the Intermediate Bond Fund’s Investor Shares, 98.47% of the Intermediate Bond Fund’s Institutional Shares, 0% of the Intermediate Tax-Free Bond Fund’s Investor Shares, 96.03% of the Intermediate Tax-Free Bond Fund’s Institutional Shares, 0.22% of the Short-Term Income Fund’s Investor Shares, 98.72% of the Short-Term Income Fund’s Institutional Shares, 1.46% of the U.S. Large Cap Equity Fund’s Investor Shares, 100% of the U.S. Large Cap Fund’s Institutional Shares, 0% of the Balanced Fund’s Investor Shares, and 100% of the Balanced Fund’s Institutional Shares, and, as a consequence, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of each Fund under the 1940 Act.
As of December 1, 2009, the Trustees and officers of the Funds, as a group, owned less than one percent of the Shares of each of the Funds.

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The following table indicates each person known by the Funds to own beneficially five percent (5%) or more of the Shares of the Funds as of December 1, 2009:

PERCENT OF THE
CLASS TOTAL
ASSETS HELD BY
FUND/CLASS	THE SHAREHOLDER
BOND FUND — INVESTOR SHARES

NABANK & CO PO BOX 2180 TULSA, OK 74101	74.19%

FRONTIER TRUST COMPANY FBO BIOTECH INC 401 K PLAN 193499 PO BOX 10758 FARGO, ND 58106	18.03%

BOND FUND — INSTITUTIONAL SHARES

NABANK & CO PO BOX 2180 TULSA, OK 74101	87.89%

KIM MARSHALL CITY OF LENEXA DEFINED BENEFIT PENSION PLAN 12350 W. 87th STREET PARKWAY LENEXA, KS 66215	12.11%

INTERMEDIATE BOND FUND — INVESTOR SHARES

NABANK & CO PO BOX 2180 TULSA, OK 74101	77.18%

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	11.23%

INTERMEDIATE BOND FUND — INSTITUTIONAL SHARES

NABANK & CO PO BOX 2180 TULSA, OK 74101	99.48%

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PERCENT OF THE
CLASS TOTAL
ASSETS HELD BY
FUND/CLASS	THE SHAREHOLDER
INTERMEDIATE TAX-FREE BOND FUND — INVESTOR SHARES

NABANK & CO PO BOX 2180 TULSA, OK 74101	22.98%

TD AMERITRADE CLEARING, INC. 1005 NORTH AMERITRADE PLACE BELLEVUE, NE 68005	13.59%

KENNETH LASH	7.31%
KENNETH LASH LIVING TRUST DTD 05/03/97 PO BOX 850084 YUKON, OK 73085-0084

JUNE MITCHELL	6.29%
1002 N. BEAVER GUYMON, OK 73942

LAURA E. BESHARA	6.06%
6800 S. GRANITE AVE TULSA, OK 74136-7040

INTERMEDIATE TAX-FREE BOND FUND — INSTITUTIONAL SHARES

NABANK & CO	99.83%
PO BOX 2180 TULSA, OK 74101

SHORT-TERM INCOME FUND — INVESTOR SHARES

PERSHING LLC	68.02%
1 PERSHING PLAZA JERSEY CITY, NJ 07399

NABANK & CO	16.09%
PO BOX 2180 TULSA, OK 74101

SHORT-TERM INCOME FUND — INSTITUTIONAL SHARES

NABANK & CO	99.14%
PO BOX 2180 TULSA, OK 74101

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PERCENT OF THE
CLASS TOTAL
ASSETS HELD BY
FUND/CLASS	THE SHAREHOLDER
U.S. LARGE CAP EQUITY FUND — INVESTOR SHARES

NABANK & CO	58.73%
PO BOX 2180 TULSA, OK 74101

PERSHING LLC	7.53%
1 PERSHING PLAZA JERSEY CITY, NJ 07399

U.S. LARGE CAP EQUITY FUND — INSTITUTIONAL SHARES

NABANK & CO	99.98%
PO BOX 2180 TULSA, OK 74101

BALANCED FUND — INVESTOR SHARES

NABANK & CO PO BOX 2180 TULSA, OK 74101	92.62%

BALANCED FUND — INSTITUTIONAL SHARES

NABANK & CO PO BOX 2180 TULSA, OK 74101	100.00%

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FINANCIAL STATEMENTS
The Report of the Independent Registered Public Accounting Firm, Financial Highlights, and Financial Statements included in the Cavanal Hill Funds’ Annual Report for the fiscal year ended August 31, 2009, are incorporated by reference into this SAI. A copy of the Annual Report dated as of August 31, 2009 may be obtained without charge by contacting the Distributor, BOSC at One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172, or by telephoning toll-free at 1-800-762-7085.

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APPENDIX
The nationally recognized statistical rating organizations (individually, an “NRSRO”) that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation Rating Services (“S&P”) and Fitch, Inc. (“Fitch”). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO’s ratings is as of the date of this SAI, and may subsequently change.
LONG -TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)
Description of the five highest long-term debt ratings by Moody’s (Moody’s applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security’s ranking within the category. The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.):
Aaa	Bonds which are rated “Aaa” are judged to be of the highest quality with minimal credit risk.

Aa	Bonds which are rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A	Bonds which are rated “A” are considered upper-medium-grade obligations and are subject to very low credit risk.

Baa	Bonds which are rated “Baa” are subject to moderate credit risk. They are considered as medium-grade obligations ( i.e. , they are neither highly protected nor poorly secured) and as such may possess certain speculative characteristics.

Ba	Bonds which are rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):
AAA	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
Description of the three highest international long-term credit ratings by Fitch (Fitch may apply a plus (+) or minus (-) sign to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” rating category.):
AAA	Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

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AA	Very high credit quality. “AA” ratings denote expectation of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)
Moody’s description of its short-term debt ratings:
P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay of short-term obligations.
NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P’s description of its four highest short-term issue credit ratings:
A-1	A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
Description of the four highest international short-term credit ratings by Fitch (Fitch may apply a plus (+) or minus (-) sign to a rating to denote relative status within major rating categories. Such suffixes are not added to short-term ratings other than “F1”.):
F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

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B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.
SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS
Moody’s description of its two highest short-term loan/municipal note ratings:
MIG1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

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STATEMENT OF ADDITIONAL INFORMATION
CAVANAL HILL® FUNDS
CAVANAL HILL MONEY MARKET FUNDS
DATED DECEMBER 17, 2009
This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses for the Cavanal Hill Money Market Funds Administrative Class Shares, the Cavanal Hill Money Market Funds Service Class Shares, the Cavanal Hill Money Market Funds Institutional Class Shares, the Cavanal Hill Money Market Funds Select Class Shares and the Cavanal Hill Money Market Funds Premier Class Shares, each dated December 1, 2009. This Statement of Additional Information is incorporated in its entirety into those Prospectuses. A copy of each Prospectus for the Cavanal Hill Funds may be obtained by writing to the Cavanal Hill Funds at One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172, or by telephoning (800) 762-7085.
The Report of the Independent Registered Public Accounting Firm, Financial Highlights, and Financial Statements included in the Cavanal Hill Funds’ Annual Report for the fiscal year ended August 31, 2009, are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report may be obtained without charge, upon request, by contacting the Distributor, BOSC, Inc., at One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172 or by telephoning toll-free at 1-800-762-7085.

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THE FUNDS
The Cavanal Hill Funds (the “Trust”) is a diversified open-end management investment company. The Trust currently consists of nine series of units of beneficial interest (“Shares”), representing interests in the following portfolios:
Cavanal Hill U.S. Treasury Fund (the “U.S. Treasury Fund”), Cavanal Hill Cash Management Fund (the “Cash Management Fund”), Cavanal Hill Tax-Free Money Market Fund (the “Tax-Free Money Market Fund”), Cavanal Hill Bond Fund (the “Bond Fund”), Cavanal Hill Intermediate Bond Fund (the “Intermediate Bond Fund”), Cavanal Hill Intermediate Tax-Free Bond Fund (the “Intermediate Tax-Free Bond Fund”), Cavanal Hill Short-Term Income Fund (the “Short-Term Income Fund”), Cavanal Hill U.S. Large Cap Equity Fund (the “U.S. Large Cap Equity Fund,”), and Cavanal Hill Balanced Fund (the “Balanced Fund”).
This Statement of Additional Information (“SAI”) relates to the U.S. Treasury Fund the Cash Management Fund and the Tax-Free Money Market Fund (formerly the Cavanal Hill Institutional Tax-Free Money Market Fund) (the “Funds”). A separate SAI also dated December 1, 2009 relates to the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the U.S. Large Cap Equity Fund and the Balanced Fund. With respect to the Funds, the Trust offers Administrative Class, Service Class, Institutional Class, Select Class and Premier Class Shares. The U.S. Treasury Fund, the Cash Management Fund and the Tax-Free Money Market Fund are sometimes referred to as the “Money Market Funds.” The information contained in this document expands upon subjects discussed in the Prospectuses for the Funds. An investment in a Fund should not be made without first reading that Fund’s Prospectus.
ADDITIONAL INFORMATION ON THE FUNDS
All securities or instruments in which the Money Market Funds invest are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). All instruments in which the Money Market Funds invest will have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable or floating rate obligations may bear longer maturities. The average dollar-weighted maturity of the securities in each of the Money Market Funds will not exceed 90 days. Obligations purchased by the Money Market Funds are limited to U.S. dollar-denominated obligations which have been determined to present minimal credit risks.
Under normal circumstances, at least 80% of the assets of the Tax-Free Money Market Fund will be invested in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Short-Term Municipal Securities”). Short-Term Municipal Securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. This is a fundamental policy and may only be changed by the vote of a majority of the outstanding Shares of the Tax-Free Money Market Fund. The 80% investment requirement will be based on net assets plus any borrowings for investment purposes.
The Cash Management Fund and Tax-Free Money Market Fund will invest only in issuers or instruments that at the time of purchase (1) have received the highest short-term rating by at least two nationally recognized statistical ratings organizations (“NRSROs”) (e.g., “A-1” by Standard & Poor’s Rating Services (“S&P”) and “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”)); or (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Adviser (as defined below) pursuant to guidelines approved by the Board of Trustees and subject to the ratification of the Board of Trustees. See the Appendix for definitions of the foregoing instruments and rating systems.
The Cash Management Fund may, from time to time, concentrate its investments in certain securities issued by U.S. and/or foreign banks and their respective branches. Concentration in obligations issued by commercial banks and bank holding companies will involve a greater exposure to economic, business, political, or regulatory changes that are generally adverse to banks and bank holding companies. Such changes could include significant changes in interest rates, general declines in bank asset quality, including real estate loans, and the imposition of costly or otherwise burdensome government regulations or restrictions. The Fund will not purchase securities issued by

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Cavanal Hill Investment ManagementSM, Inc. (“Cavanal Hill Investment Management” or the “Adviser”) or any of its affiliates.
As discussed below, there are a number of important differences among the government-sponsored entities and agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. The differences in levels of credit support result in different degrees of credit risk. The Cash Management Fund will invest in the obligations of such government-sponsored entities and agencies and instrumentalities only when the Adviser deems the credit risk with respect thereto to be minimal.
CONCENTRATION POLICY
The Funds do not concentrate in any particular industry. For purposes of determining concentration, the Funds do not consider investment companies to constitute an “industry.” Rather, the Funds will “look through” investments in investment companies to the underlying securities held by such investment companies when determining a Fund’s exposure to a particular industry.
ADDITIONAL INFORMATION ON FUND INSTRUMENTS
ASSET-BACKED SECURITIES
The Cash Management Fund and Tax-Free Money Market Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization. The Fund will only purchase an asset-backed security if it is rated within the three highest ratings categories assigned by an NRSRO (e.g., at least “A” by S&P or Moody’s, respectively). Some asset-backed securities, such as asset-backed commercial paper, often carry only short-term ratings. The Cash Management Fund and the Tax-Free Money Market Fund may purchase asset-backed securities that carry only a short-term rating. Some types of asset-backed securities are considered to be illiquid.
BANK OBLIGATIONS
The Cash Management Fund and Tax-Free Money Market Fund may invest in obligations of the banking industry such as bankers’ acceptances, commercial paper, loan participations, bearer deposit notes, promissory notes, floating or variable rate obligations, certificates of deposit, and demand and time deposits.
Bankers’ Acceptances: Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Funds will invest in only those bankers’ acceptances guaranteed by U.S. and foreign banks having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).
Certificates of deposit: Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Certificates of deposit will be those of U.S. and foreign commercial banks and their domestic and foreign branches. The Funds may also invest in Eurodollar certificates of deposit which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States and Yankee certificates of deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.
In addition, the Funds may invest in bearer deposit notes, which are negotiable time deposits with a specific maturity date issued by a bank, and time deposits, which are interest bearing non-negotiable deposits at a bank that have a specific maturity date.
Commercial paper: Commercial paper consists of secured and unsecured promissory notes issued by corporations. Except as noted below with respect to variable rate master demand notes, issues of commercial paper normally have maturities of nine months or less and fixed rates of return. The Cash Management Fund may also invest in Canadian

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Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar-denominated commercial paper of a foreign issuer.
CALLS
The Tax-Free Money Market Fund may write (sell) “covered” call options and purchase options to close out options previously written by the Tax-Free Money Market Fund. Such options must be listed on a national securities exchange. The purpose of the Tax-Free Money Market Fund in writing covered call options is to generate additional premium income. This premium income will serve to enhance the Tax-Free Money Market Fund’s total return and will reduce the effect of any price decline of the security involved in the option.
A call option gives the holder (buyer) the “right to purchase” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the writer’s obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules. The Tax-Free Money Market Fund will write only covered call options. This means that the Tax-Free Money Market Fund will only write a call option on a security which it already owns. The Tax-Free Money Market Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or currencies subject to put options exceeds 25% of the market value of the Tax-Free Money Market Fund’s net assets. When market prices are unavailable or deemed to be inaccurate due to recent market developments, matrix pricing or fair value pricing will be utilized.
Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Tax-Free Money Market Fund’s investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Tax-Free Money Market Fund will not do), but capable of enhancing the Tax-Free Money Market Fund’s total return. When writing a covered call option, the Tax-Free Money Market Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Tax-Free Money Market Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Tax-Free Money Market Fund has written expires, the Tax-Free Money Market Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Tax-Free Money Market Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Tax-Free Money Market Fund’s custodian. The Tax-Free Money Market Fund does not consider a security covered by a call to be “pledged” as that term is used in the Tax-Free Money Market Fund’s policy which limits the pledging or mortgaging of its net assets.
The premium received is the fair market value of an option. The premium the Tax-Free Money Market Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Tax-Free Money Market Fund for writing covered call options will be recorded as a liability in the Tax-Free Money Market Fund’s statement of assets and liabilities. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the net asset value per Share of the Tax-Free Money Market Fund is computed, or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.
Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a

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closing transaction will permit the Tax-Free Money Market Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Tax-Free Money Market Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Tax-Free Money Market Fund will be able to effect such closing transactions at a favorable price. If the Tax-Free Money Market Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The Tax-Free Money Market Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.
Call options written by the Tax-Free Money Market Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Tax-Free Money Market Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.
The Tax-Free Money Market Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Tax-Free Money Market Fund.
FOREIGN INVESTMENTS
The Cash Management Fund may, subject to its investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments may include obligations of foreign branches, agencies or subsidiaries of U.S. banks and of foreign banks, and investments in foreign securities. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Special U.S. tax considerations may apply to a Fund’s foreign investments.
FUTURES CONTRACTS
The Tax-Free Money Market Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. When a Fund purchases a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or, in the case of an index futures contract, to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or, in the case of index futures contract, to receive a cash payment based on the value of the securities index.
When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Tax-Free Money Market Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Tax-Free Money Market Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Tax-Free Money Market Fund than might later be available in the market when it effects anticipated purchases.
The acquisition of put and call options on futures contracts will, respectively, give the Tax-Free Money Market Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

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Futures transactions involve brokerage costs and require the Tax-Free Money Market Fund to segregate assets to cover contracts that would require it to purchase securities. The Tax-Free Money Market Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Tax-Free Money Market Fund had not entered into any futures transactions. In addition, the value of the Tax-Free Money Market Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund’s ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.
Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of the Tax-Free Money Market Fund’s total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of a the Fund’s total assets. Futures transactions will be limited to the extent necessary to maintain the Tax-Free Money Market Fund’s qualification as a regulated investment company (“RIC”).
INVESTMENT COMPANY SECURITIES
The Tax-Free Money Market Fund may invest in shares of other investment companies. The Tax-Free Money Market Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. These investment companies typically pay an investment advisory fee out of their assets. Therefore, investments may be subject to duplicate management, advisory and distribution fees. Pursuant to exemptive rules under the 1940 Act, the Tax-Free Money Market Fund may invest in shares of affiliated or unaffiliated money market funds in excess of the statutory limitations stated above to the extent permitted by its investment strategy.
The Tax-Free Money Market Fund may invest in iShares®*, an exchange-traded fund, in excess of the statutory limitations stated above in reliance on an exemptive order dated April 15, 2003, issued to iShares,® Inc. and iShares® Trust.

*	iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in an iShares® fund.
LOAN PARTICIPATION
The Cash Management Fund and Tax-Free Money Market Fund may purchase certain loan participation interests. Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal, and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The Cash Management Fund and the Tax-Free Money Market Fund intend to limit investments in loan participation interests to 5% of their respective total assets.
MORTGAGE-RELATED SECURITIES
Each of the Funds may, consistent with its investment objective, restrictions and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

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Mortgage-related securities, for purposes of the Funds’ Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to a Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.
The mortgage market in the United States has recently experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, especially for those that are deemed to be sub-prime, which can adversely affect the market value of mortgage-related securities. Various legislative or regulatory proposals designed to reduce the number of sub-prime defaults could have the effect of reducing the yield on and market value of mortgage-related investments.
There are a number of important differences among the government-sponsored entities and agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. The differences in levels of credit support result in different degrees of credit risk.
Ginnie Maes — Mortgage-related securities issued by the GNMA, including GNMA Mortgage Pass-Through Certificates. Ginnie Maes are either direct obligations of GNMA or are guaranteed by it as to the timely payment of principal, interest, or both. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development and, as a result, Ginnie Maes are backed by the full faith and credit of the United States.
Fannie Maes — Mortgage-related securities issued by the FNMA, including FNMA Guaranteed Mortgage Pass-Through Certificates. Fannie Maes are either direct obligations of FNMA or are guaranteed by it as to the timely payment of principal, interest, or both. FNMA is a government-sponsored enterprise, but it is not a part of the U.S. government. As a result, Fannie Maes are not backed by or entitled to the full faith and credit of the United States, nor is the U.S. government obligated to provide FNMA funds necessary to cover its obligations in respect of Fannie Maes.
Freddie Macs — Mortgage-related securities issued by the FHLMC, including FHLMC Mortgage Participation Certificates. Freddie Macs are either direct obligations of FHLMC or are guaranteed by it as to the timely payment of principal, interest, or both. FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are, however, not backed by or entitled to the full faith and credit of the United States, nor is the U.S. government obligated to provide FHLMC funds necessary to cover its obligations in respect of Freddie Macs.
The U.S. Treasury Fund will invest only in mortgage-related securities backed by the full faith and credit of the U.S. government.
The Cash Management Fund and the Tax-Free Money Market Fund also may invest in collateralized mortgage obligations (“CMOs”) structured on pools of mortgage pass-through certificates or mortgage loans. The Cash Management Fund and the Tax-Free Money Market Fund will only invest in CMOs which meet the quality requirements of Rule 2a-7 under the 1940 Act. CMOs will be purchased only if rated at the time of purchase in one

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of the three highest rating categories by an NRSRO or, if not rated, found by the Adviser under guidelines approved by the Funds’ Board of Trustees to be of comparable quality.
MUNICIPAL SECURITIES
As a matter of fundamental policy, under normal circumstances, at least 80% of the assets of the Tax-Free Money Market Fund will be invested in Short-Term Municipal Securities. For purposes of the above-stated policy, “assets” means net assets plus any borrowings for investment purposes. Short-Term Municipal Securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Such securities include debt obligations issued to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. The Tax-Free Money Market Fund may purchase short-term tax-exempt General Obligations Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing state or local housing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes. In addition, the Tax-Free Money Market Fund may invest in other types of tax-exempt investments, such as municipal bonds, private activity bonds, and pollution control bonds. The Tax-Free Money Market Fund may also purchase tax-exempt commercial paper.
The two principal classifications of Short-Term Municipal Securities which may be held by the Tax-Free Money Market Fund are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Tax-Free Money Market Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.
The Tax-Free Money Market Fund may also invest in “moral obligation” securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer.
There are, of course, variations in the quality of Short-Term Municipal Securities, both within a particular classification and between classifications, and the yields on Short-Term Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Short-Term Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Short-Term Municipal Securities with the same maturity, interest rate and rating may have different yields while Short-Term Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Tax-Free Money Market Fund, an issue of Short-Term Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Tax-Free Money Market Fund. The Fund’s Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.
Although the Tax-Free Money Market Fund may invest more than 25% of its net assets in (i) Short-Term Municipal Securities whose issuers are in the same state (ii) Short-Term Municipal Securities the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds, it does not currently intend to do so on a regular basis. To the extent the Tax-Free Money Market Fund’s assets are concentrated in Short-Term Municipal Securities that are payable from the revenues of similar projects or are issued by issuers located in the same state, or are concentrated in private activity bonds, the Tax-Free Money Market Fund will be subject to the peculiar risks

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presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.
An issuer’s obligations under its Short-Term Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Short-Term Municipal Securities may be materially adversely affected by litigation or other conditions.
OPTIONS
The Tax-Free Money Market Fund may purchase call options. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Call options purchased by the Tax-Free Money Market Fund will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.
The Tax-Free Money Market Fund may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than the exercise price of the option.
Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. The Tax-Free Money Market Fund will purchase call options and index options only when its total investment in such options immediately after such purchase, will not exceed 5% of its total assets.
PRIVATE PLACEMENT INVESTMENTS
The Cash Management Fund and the Tax-Free Money Market Fund may invest in commercial paper issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the “Securities Act”), and resold to qualified institutional buyers under Securities Act Rule 144A (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Funds who agree that they are purchasing the paper for investment and not with a view to public distribution.
Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Section 4(2) paper may also be resold to the issuer or certain broker-dealers. The Cash Management Fund and the Tax-Free Money Market Fund will not invest more than 10% of their respective net assets in Section 4(2) paper and illiquid securities unless the Adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board of Trustees, that any Section 4(2) paper held by a Fund in excess of this level is at all times liquid.
Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will develop, the Adviser, with the general supervision of the Board of Trustees and pursuant to the guidelines approved by the Board of Trustees, will carefully monitor the Funds’ investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) paper could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers become for a time not interested in purchasing these restricted securities.
PUTS
The Cash Management Fund and the Tax-Free Money Market Fund may acquire “puts” with respect to securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Cash Management Fund and the Tax-Free Money Market Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

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The amount payable to a Fund upon its exercise of a “put” on debt securities is normally (i) the Fund’s acquisition cost of the securities (excluding any accrued interest which the portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.
Puts may be acquired by the Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund’s assets at a rate of return more favorable than that of the underlying security or to limit the potential losses involved in a decline in an equity security’s market value.
The Cash Management Fund and the Tax-Free Money Market Fund intend to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser’s opinion, present minimal credit risks.
REPURCHASE AGREEMENTS
Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from a financial institution such as a member bank of the Federal Deposit Insurance Corporation or a registered broker-dealer, which the Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Funds believes that, under the regular procedures normally in effect for custody of each Fund’s securities subject to repurchase agreements and under applicable federal laws, a court of competent jurisdiction would rule in favor of a Fund if presented with the question. Securities subject to repurchase agreements will be held by each Fund’s Custodian, Sub-Custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by an investment company under the 1940 Act.
REVERSE REPURCHASE AGREEMENTS
Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets, such as liquid high quality debt securities, consistent with the Fund’s investment objective having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.
SECURITIES LENDING
Each of the Funds may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash, U.S. government securities or other high quality debt securities. This collateral must be valued daily by the Fund’s Adviser and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans will be subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities in loan, it intends to terminate the loan and regain the right to vote if that is considered material with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the

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Adviser has determined are creditworthy under guidelines approved by the Funds’ Board of Trustees. Each Fund will limit securities loans to 331/3 % of the value of its total assets.
U.S. GOVERNMENT OBLIGATIONS
The U.S. Treasury Fund invests exclusively in obligations issued or guaranteed by the U.S. government, some or all of which may be subject to repurchase agreements. The Cash Management Fund and the Tax-Free Money Market Fund may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the government; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Cash Management Fund and the Tax-Free Money Market Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.
VARIABLE RATE AND FLOATING RATE NOTES
Debt instruments eligible for investment by the Cash Management Fund and the Tax-Free Money Market Fund may include variable rate and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a fair market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Adviser under guidelines approved by the Funds’ Board of Trustees to be of comparable quality, at the time of purchase, to rated instruments which are eligible for purchase under the Fund’s investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.
Variable rate master demand notes in which the Cash Management Fund and the Tax-Free Money Market Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Cash Management Fund or the Tax-Free Money Market Fund and the issuer, they are not normally traded. Although there is no secondary market for the notes, the Cash Management Fund and the Tax-Free Money Market Fund may demand payment of principal and accrued interest at any time. The period of time remaining until the principal amount actually can be recovered under a variable rate master demand note generally shall not exceed seven days. To the extent such maximum period were exceeded, the note in question would be considered illiquid. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Cash Management Fund and the Tax-Free Money Market Fund will invest in variable rate master demand notes only where such notes are determined by its Adviser pursuant to guidelines approved by the Funds’ Board of Trustees to be of comparable quality to rated issuers or instruments eligible for investment by the Cash Management Fund and the Tax-Free Money Market Fund. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average dollar-weighted portfolio maturity, a variable rate master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

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Variable or floating rate notes with stated maturities of more than one year may, based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities in accordance with such Rule.
WHEN-ISSUED SECURITIES
Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery at an unknown or unspecified settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund relies on the seller to consummate the trade and will generally not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase such securities, its Custodian will set aside cash or liquid high grade securities equal to the amount of the commitment in a separate account with the Custodian or a Sub-Custodian of the Fund. Failure of the seller to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.
Each Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, a Fund’s liquidity and the ability of the Adviser to manage it might be severely affected. No Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.
ZERO COUPON OBLIGATIONS
The Tax-Free Money Market Fund and the Cash Management Fund may hold zero-coupon obligations issued by the U.S. Treasury and U.S. government agencies. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased only if, at the time of purchase, the yield spread, considered in light of the obligation’s duration, is considered advantageous.
Even though such bonds do not pay current interest in cash, each of the Tax-Free Money Market Fund and the Cash Management Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. In order to generate sufficient cash to make the requisite distributions, the Funds could be required at times to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to liquidate such investments.
TEMPORARY DEFENSIVE POSITIONS
During temporary defensive periods as determined by the Adviser, the Funds may hold up to 100% of its total assets in cash or cash equivalents and the Tax-Free Money Market Fund may invest in short-term taxable obligations over 20% of its assets.
INVESTMENT RESTRICTIONS
Unless otherwise specifically noted, the following investment restrictions are fundamental and, as such, may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund. These restrictions supplement the investment objective and policies of the Funds as set forth in the applicable Prospectus.
The Cash Management Fund and U.S. Treasury Fund may not:
1. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account.
2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”
3. Purchase or sell commodities or commodity contracts.

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4. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs or leases (although investments by the Cash Management Fund in marketable securities of companies engaged in such activities are not hereby precluded).
5. Invest in any issuer for purposes of exercising control or management.
6. Purchase or retain securities of any issuer if the officers or Trustees of the Funds or the officers or directors of its Adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.
7. Purchase or sell real estate, including limited partnership interests.
8. Buy common stocks or voting securities, or state, municipal, or private activity bonds.
9. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government (and, with respect to the Cash Management Fund, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, with respect to 75% of its portfolio, more than 5% of the value of each Fund’s total assets would be invested in such issuer.*
10. Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund’s total assets at the time of its borrowing. Neither Fund will purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of the total assets of such Fund.
11. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.
12. Enter into repurchase agreements with maturities in excess of seven days if such investment, together with other instruments in such Fund which are not readily marketable, exceeds 10% of such Fund’s net assets.
13. For as long as Shares of each Fund are registered in Arkansas and for so long as the State of Arkansas so requires, invest more than 10% of a Fund’s total assets in the securities of issuers which are restricted as to disposition, other than restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. As of the date of this SAI, the State of Arkansas did not require this restriction.

*	In addition, although not a fundamental investment restriction (and therefore subject to change without a Shareholder vote), to the extent required by rules of the Securities and Exchange Commission (the “SEC”) the U.S. Treasury Fund and the Cash Management Fund each generally apply the above restriction with respect to 100% of their portfolios.
In addition, the U.S. Treasury Fund may not:
1. Purchase securities other than U.S. Treasury bills, notes and other obligations backed by the full faith and credit of the U.S. government, some of which may be subject to repurchase agreements.
2. Purchase any securities which would cause more than 25% of the value of each Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations issued by commercial banks and bank holding companies, repurchase agreements secured by bank instruments or obligations of the U.S. government or its agencies or instrumentalities and obligations issued by commercial banks and bank holding companies primarily engaged in the banking industry; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.
In addition, the Cash Management Fund may not:

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1. Write or sell puts, calls, straddles, spreads or combinations thereof except that the Cash Management Fund may acquire puts with respect to obligations in its portfolio and sell those puts in conjunction with a sale of those obligations.
2. Acquire a put, if, immediately after such acquisition, over 5% of the total value of the Cash Management Fund’s assets would be subject to puts from such issuer (except that the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and the investment restriction immediately below, a put will be considered to be from the party to whom the Cash Management Fund will look for payment of the exercise price.
3. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if immediately after that acquisition the value of the security or securities underlying that put, when aggregated with the value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total value of the Cash Management Fund’s assets.
4. Purchase any securities which would cause more than 25% of the value of the Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities, bank certificates of deposits, bankers’ acceptances, and repurchase agreements secured by bank instruments (such bank certificates of deposits, bankers’ acceptances, and repurchase agreements secured by bank instruments may be issued or guaranteed by U.S. banks and U.S. branches of foreign banks); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services.
Except with respect to the Fund’s restrictions governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.
The following fundamental investment restrictions apply to the Tax-Free Money Market Fund. As stated above, fundamental investment restrictions may be changed only by a vote of a majority of the outstanding Shares of the Fund. Except with respect to the Fund’s restrictions governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.
1. The Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations, provided that there is no limitation with respect to domestic bank certificates of deposit or bankers’ acceptances, and repurchase agreements secured by such bank instruments.*
2. The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
3. The Fund may borrow money or lend to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
4. The Fund may issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
5. The Fund may purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

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6. The Fund may underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

*	Should any part of this investment restriction conflict with the Fund’s current fundamental investment policy of investing at least 80% of its assets in Short-Term Municipal Securities (the “80% Policy”), the 80% Policy will govern.
The fundamental investment restrictions of the Tax-Free Money Market Fund have been adopted to avoid wherever possible the necessity of shareholder meetings unless otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Tax-Free Money Market Fund has also adopted non-fundamental investment restrictions, set forth below, which in some instances may be more restrictive than its fundamental restrictions. Any changes in the Tax-Free Money Market Fund’s non-fundamental investment policies will be communicated to its Shareholders prior to effectiveness.
1940 ACT RESTRICTIONS
Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund. “Concentration” is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.
The 1940 Act also limits the amount that a Fund may invest in other investment companies, prohibiting the Tax-Free Money Market Fund from: (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies. Pursuant to exemptive relief granted by the SEC to iShares(R), the Fund may invest in iShares(R) ETFs in excess of the 5% and 10% limits described in this paragraph, provided that the Board has approved certain procedures and the Funds have described ETF investments in the applicable prospectuses and otherwise comply with the conditions of the exemptive relief, as they may be amended, and any other applicable investment limitations. In addition, pursuant to exemptive rules under the 1940 Act, the Tax-Free Money Market Fund may invest in shares of affiliated and unaffiliated money market funds in excess of the statutory limitations set forth in this paragraph to the extent permitted by its investment strategy.
Additionally, the 1940 Act limits a Fund’s ability to borrow money, prohibiting a Fund from issuing senior securities, except that it may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.
The following investment restrictions with respect to the Tax-Free Money Market Fund are considered NON-FUNDAMENTAL and therefore may be changed by a vote of a majority of the Trustees of Cavanal Hill Funds:
1. The Fund may not purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the applicable Prospectus). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities or loans secured by interests in real estate, commodities or commodities contracts.
2. The Fund may not borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase

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agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.
3. The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.
4. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.
5. The Fund may not invest more than 10% of its total assets in “illiquid” securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act.
NON-FUNDAMENTAL POLICIES REQUIRING SHAREHOLDER NOTICE
The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change of such policies:
1. The Cavanal Hill U.S. Treasury Fund, under normal circumstances, invests at least 80% of its assets in U.S. Treasury Obligations, some of which may be subject to repurchase agreements.
2. The Cavanal Hill U.S. Treasury Fund and the Cavanal Hill Cash Management Fund may not invest in securities of other investment companies except as they may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets.
Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in the non-fundamental policies of the Funds listed above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: “Important Notice Regarding Change in Investment Policy.” This statement, if delivered separately from other communications to shareholders, will also appear on the envelope in which such notice is delivered.
For the non-fundamental policy requiring shareholder notice listed above, the 80% investment requirement will be based on net assets plus any borrowings for investment purposes.
ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS
TAXATION OF THE FUNDS
The following discussion is a brief summary of some of the important federal (and, where noted, state and local) income tax consequences affecting each Fund and its shareholders. The discussion is very general, and prospective investors are urged to consult their tax advisors about the impact an investment in a Fund may have on their own tax situations and the possible application of foreign, federal, state, and local law.
Each Fund generally will be treated as a separate entity for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the “Code”) generally will be applied to each Fund separately. Net long-term and short-term capital gains, net income and operating expenses therefore will be determined separately for each Fund.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY
It is the policy of each Fund to elect to be treated as and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.

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In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”, as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year (i) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more QPTPs; and (c) each taxable year distribute at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income, and the excess, if any, of its net short-term capital gain over its net long-term capital loss) and net tax-exempt interest income, for such year.
In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a QPTP (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. Although income from QPTPs is qualifying income, as discussed above such investments cannot exceed 25% of the Fund’s assets. In addition, although the passive-loss rules of the Code generally do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP.
For purposes of the diversification requirements set forth in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a QPTP. Also, for purposes of the diversification requirements set forth in (b) above, in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan participation as an issuer.
Gains from foreign currencies (including foreign-currency options, foreign-currency futures and foreign-currency forward contracts) currently constitute qualifying income for purposes of the 90% test. The Treasury Department does, however, have the authority to issue regulations (possibly with retroactive effect) that exclude a fund’s foreign-currency gains from the definition of “qualifying income” to the extent that such income is not directly related to the fund’s principal business of investing in stock or securities.
If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income taxation on income that is distributed in a timely manner to its shareholders in the form of dividends, including dividends that are properly designated as Capital Gain Dividends (defined below). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to taxation on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

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At August 31, 2009, the following Funds had net capital loss carryforwards to offset net capital gains, if any, to the extent provided by the Treasury regulations:

Fund	Amount	Expires
Cash Management Fund	$3,863	2013
Cash Management Fund	19,115	2015
Cash Management Fund	96,738	2017
To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.
EXCISE TAX ON REGULATED INVESTMENT COMPANIES
If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for the year and 98% of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For these purposes, a Fund will be treated as having distributed any amount on which it is subject to income tax. Each Fund intends generally to make distributions sufficient to avoid imposition of this 4% excise tax, but each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g. , the estimated excise tax amount is deemed by a Fund to be de minimis).
Certain derivative instruments give rise to ordinary income and loss. If a Fund has a taxable year that begins in one calendar year and ends in the next calendar year, the Fund will be required to make this excise-tax distribution during its taxable year. There is a risk that a Fund could recognize income prior to making this excise-tax distribution and could recognize loss after making this distribution. As a result, an excise tax distribution could constitute, in whole or in part, a return of capital (see discussion below).
Each Fund expects to qualify to be taxed as a “regulated investment company” and to be relieved of all or substantially all federal income taxes. The Funds may be subject to certain state or local tax laws depending upon the extent of their activities in the states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business.
DISTRIBUTIONS
Each Fund will distribute, at least annually, its net investment income and net realized capital gain. Distributions of any net investment income (other than distributions properly designated as qualified dividend income and exempt-interest dividends, as discussed below) generally are taxable to shareholders as ordinary income. Taxes on distributions of capital gain are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her Shares. Distributions of net capital gain (that is, the excess of net long-term capital gain from the sale of investments that the Fund owned for more than one year over net short-term capital loss), if any, that are properly designated by the Fund as capital-gain dividends (“Capital Gain Dividends”), will be taxable as long-term capital gain regardless of how long a shareholder has held Fund Shares. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of long-term capital gain generally will be subject to a 15% tax rate in the hands of shareholders who are individuals, with lower rates applying to taxpayers in the 10% and 15% rate brackets, and will not be eligible for the dividends-received deduction. Distributions from capital gain are generally made after applying any capital loss carryover. Distributions are taxable to Fund shareholders whether received in cash or reinvested in additional Fund Shares.
Dividends and distributions on a Fund’s Shares are generally subject to federal income taxation as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may represent economically a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of Shares purchased at a time when the Fund’s net asset value reflects gains that are either (i) unrealized or (ii) realized but not yet distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

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If a Fund makes a distribution in excess of its net investment income and net realized capital gains, if any, in any taxable year, the excess distribution will be treated as ordinary dividend income (not eligible for tax-exempt treatment) to the extent of the Fund’s current and accumulated “earnings and profits” (including earnings and profits arising from tax-exempt income, and also specifically including the amount of any non-deductible expenses arising in connection with such tax-exempt income). Such excess distribution will generally be taxable in the hands of shareholders as ordinary income. Distributions in excess of earnings and profits will be treated as a return of capital to the extent of a shareholder’s basis for tax purposes in Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it does reduce the shareholder’s basis in the Shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by the shareholder of those Shares.
A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Funds will provide federal tax information to its shareholders annually, including information about dividends and distributions paid during the preceding year.
For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of non-corporate taxable shareholders at the rates applicable to long-term capital gain, so long as holding period and other requirements are met at both the shareholder and Fund level (as described below). In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.
In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s Shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.
Dividends of net investment income received by corporate shareholders of a Fund will qualify for the dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of the Fund or (2) by application of the Code.
EXEMPT-INTEREST DIVIDENDS

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The policy of the Tax-Free Money Market Fund is to pay each year as dividends substantially all the Fund’s tax-exempt interest income net of certain deductions. The Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund’s taxable year, at least 50% of the total value of the Fund’s assets consists of obligations the interest on which is exempt from federal income taxation. Such dividends will not exceed, in the aggregate, the net interest the Fund receives during the taxable year from Municipal Securities and other securities exempt from the regular federal income tax. An exempt-interest dividend is any dividend or part thereof (other than a Capital Gain Dividend) paid by the Fund and properly designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund’s taxable year.
The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. The percentage is applied uniformly to all distributions made during the year. Thus, the percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund’s income that was tax-exempt during the period covered by the distribution. Accordingly, a shareholder who holds Shares for only part of the year may be allocated more or less tax-exempt interest dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.
Generally, distributions that a Fund properly designates as exempt-interest dividends will be excluded from gross income for federal income tax purposes, but may be taxable for federal alternative minimum tax purposes (for both individual and corporate shareholders) and for state and local tax purposes. Interest on certain tax-exempt bonds that are “private activity bonds” (as defined in the Code) is treated as a tax preference item for purposes of the alternative minimum tax. Any such interest received by a Fund and distributed to shareholders will be treated as a tax preference item for purposes of any alternative minimum tax liability of shareholders. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. Additionally, exempt-interest dividends, if any, attributable to interest received on certain private-activity obligations and certain industrial-development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users. A “substantial user” is defined under U.S. Treasury regulations to include any non-exempt person who regularly uses a part of such facilities in his or her trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or (ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. A lessee or sublessee of all or any portion of such facilities might also be a substantial user. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners, and an S corporation and its shareholders.
Interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry Shares of a Fund paying exempt-interest dividends is not deductible to the extent it relates to exempt-interest dividends received by the shareholder from that Fund. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Shares might be considered to have been made with borrowed funds even though the funds are not directly traceable to the purchase of Shares.
A Fund might acquire rights regarding specified portfolio securities under puts. The policy of each Fund is to limit its acquisition of puts to those under which such Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to such Fund. The Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, but there is currently no definitive rule that establishes the tax consequences of many of the types of puts that the Fund is permitted to acquire under the 1940 Act. Therefore, a Fund will only acquire a put after concluding that it will have the tax consequences described above, but the Internal Revenue Service might reach a different conclusion from that of the Fund.
In certain instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation might be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder. Shareholders who receive Social Security or Railroad Retirement benefits should consult their tax advisors to determine what effect, if any, an investment in a Fund might have on the federal

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income taxation of their benefits. The exemption from federal income taxation for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.
Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.
SELLING SHARES
Shareholders who sell, exchange or redeem Fund Shares generally will recognize gain or loss in an amount equal to the difference between their adjusted tax bases in the Fund Shares and the amount received, but such a gain or loss is unlikely in a money market fund. If Fund shareholders hold their Fund Shares as capital assets, the gain or loss arising from (or treated as arising from) any sale, exchange or redemption will be a capital gain or loss. In general, any gain or loss realized upon a taxable disposition of Fund Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months, and as short-term capital gain or loss if the Shares have not been held for more than 12 months. The tax rate generally applicable to net capital gain recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for short-term capital gain or (ii) for taxable years beginning before January 1, 2011, 15% for long-term capital gain (including Capital Gain Dividends) in the hands of shareholders who are individuals, with lower rates applicable to shareholders in the 10% and 15% tax brackets.
If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of the amount of such exempt-interest dividend. In addition, any loss upon a taxable disposition of Fund Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions (including Capital Gain Dividends) received (or deemed received) with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.
All or a portion of any loss realized on a sale or exchange of Shares will be disallowed to the extent that a shareholder replaces the disposed-of Shares with other Shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a shareholder’s basis in the replacement Shares will be adjusted to reflect the disallowed loss.
REPURCHASE AGREEMENTS AND SECURITIES LENDING
Each Fund’s participation in repurchase agreements and loans of securities may effect the amount, timing, and character of distributions to shareholders. If a Fund participates in a securities lending transaction, to the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to such a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain. Withholding taxes accrued on dividends during the period that any security was not directly held by a Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders. As noted above, the Funds do not expect to a significant portion of their distributions to be derived from qualified dividend income.
CERTAIN DEBT SECURITIES
Certain debt securities purchased by the Funds are sold at a discount and do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. A Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes annually substantially all of its net investment income to its shareholders (including such imputed interest), a Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales might occur at a time when the Fund advisor would not otherwise have chosen to sell such securities and might result in a taxable gain or loss. Some of the Funds may invest in inflation-linked debt securities. Any increase in the principal

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amount of an inflation-linked debt security will be original issue discount, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. A Fund investing in such securities may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and eliminate any taxation at the Fund level.
OTHER INVESTMENT FUNDS
Special tax considerations apply if a Fund invests in investment companies that are taxable for federal income tax purposes as partnerships. In general, the Fund will not recognize income earned by such an investment company until the close of the investment company’s taxable year. But the Fund will recognize such income as it is earned by the investment company for purposes of determining whether it is subject to the 4% excise tax. Therefore, if the Fund and such an investment company have different taxable years, the Fund may be compelled to make distributions in excess of the income recognized from such an investment company in order to avoid the imposition of the 4% excise tax. A Fund’s receipt of a non-liquidating cash distribution from an investment company taxable as a partnership generally will result in recognized gain (but not loss) only to the extent that the amount of the distribution exceeds the Fund’s adjusted basis in shares of such investment company before the distribution. A Fund that receives a liquidating cash distribution from an investment company taxable as a partnership will recognize capital gain or loss to the extent of the difference between the proceeds received by the Fund and the Fund’s adjusted tax basis in shares of such investment company; however, the Fund will recognize ordinary income, rather than capital gain, to the extent that the Fund’s allocable share of “unrealized receivables” (including any accrued but untaxed market discount) exceeds the shareholder’s share of the basis in those unrealized receivables.
If a Fund invests in shares of other mutual funds, ETFs or other companies that are taxable as regulated investment companies (collectively, “underlying funds”), its distributable income and gains will normally consist, in part, of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gain realized by an underlying fund). In addition, in certain circumstances, the “wash sale” rules under section 1091 of the Code might apply to a Fund’s sale of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the Fund at a loss and the Fund acquires additional shares of that same underlying fund 30 days before of after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.
As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gain that each Fund will be required to distribute to shareholders may be greater than what such amounts would have been had the Fund directly invested in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from the Fund ( e.g. , long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.
Depending on a Fund’s percentage ownership in an underlying fund, both before and after a redemption, a redemption of shares of an underlying fund by a Fund may cause the Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the tax basis of the Fund in the shares of the underlying fund, but instead to be treated as receiving a dividend. Such a distribution may be treated as qualified dividend income and thus eligible to be taxed at the rates applicable to long-term capital gain. If qualified dividend income treatment is not available, the distribution may be taxed at ordinary income rates. This could cause shareholders of the Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly.
HEDGING TRANSACTIONS

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A Fund’s transactions in options, futures contracts, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including “mark-to-market,” “straddle,” “wash sale,” “constructive sale” and “short sale” rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s assets, convert short-term capital loss into long-term capital loss, convert long-term capital gain into short-term capital gain, and otherwise affect the character of the Fund’s income. These rules could therefore affect the amount, timing, and character of distributions to shareholders and cause differences between a Fund’s book income and its taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of each Fund.
Certain of a Fund’s hedging activities are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.
MASTER LIMITED PARTNERSHIPS
A Fund’s investment in a master limited partnership (“MLP”) may qualify as an investment in a (1) QPTP, (2) a “regular” partnership, (3) a “passive foreign investment company” (a “PFIC”, as defined below), or (4) a corporation for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a Fund can invest in MLPs. Some amounts received by each Fund with respect to its investments in MLPs will likely be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs. On the disposition of an investment in such an MLP, a Fund will likely realize taxable income in excess of economic gain with respect to that asset (or if the Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its distribution requirements. A Fund may have to borrow or liquidate securities to satisfy its distribution requirements and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time.
FOREIGN INVESTMENTS AND RELATED HEDGING TRANSACTIONS
If a Fund invests in foreign securities, dividends and interest received by the Fund, if any, might be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. Shareholders generally will not be entitled to claim a credit or deduction with respect to such foreign taxes imposed on the Fund. However, if at the end of a Fund’s taxable year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund’s shareholders in connection with the Fund’s dividends received by them. In such a case, shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes.
A Fund’s transactions in foreign currencies and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.
A Fund’s investment in a PFIC is subject to special federal income tax rules. A PFIC is generally any foreign corporation if (i) 75% or more of the foreign corporation’s gross income for a taxable year is passive income, or (ii) 50% or more of the average percentage of the foreign corporation’s assets (generally by value, but by adjusted tax basis in certain cases) produce or are held for the production of passive income. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over loss from certain property transactions and commodities transactions, and foreign currency gain.

25

Passive income for this purpose does not include rents and royalties received by a foreign corporation from an active business and certain income received from related persons. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”
Investment by a Fund in PFICs could subject the Fund to a U.S. federal income tax or other charges on distributions received from such a company or on the proceeds from the sale of its investment in such a company, which tax cannot be eliminated by making distributions to Fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” If a Fund is in a position to treat a PFIC as a “qualified electing fund” (“QEF”), the Fund will be required to include in its income annually its share of the company’s income and net capital gain, regardless of whether it receives any distributions from the company. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gain and loss is treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income without the receipt of cash and increasing the amount required to be distributed by the Fund to avoid taxation. Making either of these elections, therefore, may require the Fund to liquidate other investments, including at times when it is not advantageous to do so, to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. A Fund that invests in PFICs by virtue of the Fund’s investments, if any, in other investment companies that qualify as “U.S. Persons” within the meaning of the Code may not make such elections; rather, the underlying investment companies directly investing in the PFICs would decide whether to make such elections.
BACK-UP WITHHOLDING
A Fund generally is required to back-up withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and proceeds of Share sales, exchanges or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not a United States person and is subject to back-up withholding. The back-up withholding tax rate is 28% for amounts paid through 2010. The back-up withholding rate will be 31% for amounts paid after December 31, 2010. Back-up withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service. In order for a foreign investor to qualify for an exemption from back-up withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisors in this regard.
TAX SHELTER REPORTING REGULATIONS
Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS
Special tax rules apply to investments made through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of Shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.
NON-U.S. SHAREHOLDERS
For non-U.S. shareholders, Capital Gain Dividends and exempt-interest dividends will not be subject to withholding of federal income tax. In general, dividends other than Capital Gain Dividends and exempt-interest dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign

26

shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) of U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, a Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). In the case of Shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
The fact that a Fund achieves its investment objectives by investing in underlying funds will generally not affect adversely the Fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the Fund are offset by deductions allocable to the Fund’s qualified interest income or (2) short-term capital gain dividends received by the Fund are offset by the Fund’s net short- or long-term capital losses, in which case the amount of a distribution from the Fund to a foreign shareholder that is properly designated as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds.
If a beneficial holder who is a foreign shareholder carries on a trade or business within the United States, and the dividends are effectively connected with the conduct by the beneficial holder of such trade or business, the dividends will be subject to U.S. federal net income taxation at the marginal income tax rates applicable to U.S. citizens and residents and domestic corporations.
Special rules apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Additionally, special rules apply to the sale of shares in a Fund that is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) — defined broadly to include any interest in U.S. real property and any equity interest in a USRPHC — the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets.
A Fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. The special rules discussed below will also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs and not-greater-than-5% interests in publicly traded classes of stock in REITs.
In both such cases, amounts the Fund receives from REITs derived from gains realized from USRPIs will retain the character as such in the hands of the Fund’s foreign shareholders, as will any direct USRPI gain the Fund recognizes. In the hands of a foreign shareholder that holds (or has held in the prior year) more than a 5% interest in the Fund, such amounts will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates, thus requiring the filing of a U.S. income tax return for the year recognized; the Fund must withhold 35% of the amount of the such distribution. In the case of all other foreign shareholders (i.e., those with a 5%-or-smaller interest in the Fund), the USRPI distribution will be treated as

27

ordinary income (regardless of any designation by the Fund that such distribution is a Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. Foreign shareholders of such Funds are also subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed in the above paragraphs through the sale and repurchase of Fund shares.
In addition, a Fund that is a USRPHC must withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2008, no withholding generally is required with respect to amounts paid in redemption of shares of a Fund that is a USRPHC and is also domestically controlled.
Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend (provided that certain other conditions also are met) or (iii) the shares are USRPIs or the Capital Gain Dividends are attributable to the gain recognized on the disposition of a USRPI.
Foreign shareholders in the Funds should consult their tax advisors with respect to the potential application of the above rules.
ADDITIONAL INFORMATION
The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of each Fund. This summary is based on tax laws and regulations which are in effect on the date of this SAI; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may have a retroactive effect.
No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisors with specific reference to their own tax situations, including the potential application of foreign, federal, state and local taxes.
VALUATION
The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.
Pursuant to Rule 2a-7, the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to maturity dates) nor maintain a dollar-weighted, average portfolio maturity which exceeds 90 days. The Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund’s investment objective, to stabilize the net asset value per share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share (the “Mark to Market”). In performing the Mark to Market, securities for which market quotations are not readily available and other assets will be valued at fair value and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board of Trustees.
In the event such deviations exceed one half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation

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from a Money Market Fund’s $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of a Money Market Fund’s outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.
The Pricing Committee conducts its pricing activities in the manner established by the Security Valuation Procedures. The Security Valuation Procedures are reviewed and approved by the Funds’ Board of Trustees at least annually.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Shares in each Fund are sold on a continuous basis by BOSC, Inc. (“BOSC” or the “Distributor”), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing shares directly from the Distributor, shares may be purchased through financial institutions and intermediaries, broker-dealers, or similar entities, including affiliates or subsidiaries of the Distributor (“Participating Organizations”) pursuant to contractual arrangements with the Distributor under the Funds’ Distribution and Shareholder Services Plan. Customers purchasing Shares of the Funds may include officers, directors, or employees of the Adviser and its affiliates.
The Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.
The Money Market Funds may redeem shares involuntarily if redemption appears appropriate in light of the Funds’ responsibilities under the 1940 Act. (See “YOUR ACCOUNT — Involuntary Sales of Shares” in the Money Market Funds prospectus for further information.)

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MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS
TRUSTEES AND OFFICERS
The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Funds’ Declaration of Trust and By-laws, and applicable provisions of Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Funds’ officers.
The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is One Williams Center, BOK Tower — 10 SW, Tulsa, Oklahoma 74172.

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INDEPENDENT TRUSTEES

				NUMBER OF
				PORTFOLIOS
	POSITION(S)	TERM OF	PRINCIPAL	IN FUND	OTHER
	HELD	OFFICE AND	OCCUPATION(S)	COMPLEX	DIRECTORSHIPS
	WITH THE	LENGTH OF	DURING THE PAST 5	OVERSEEN BY	HELD BY
NAME AND AGE	FUNDS	TIME SERVED	YEARS	TRUSTEE	TRUSTEE*
William H. Wilson Jr. Age: 51	Trustee, Chairman	Indefinite, 5/08 — Present	Partner of Sage Partners, Keystone Exploration, and 3C Farms	9	N/A

David L. Foster Age: 61	Trustee	Indefinite, 5/08 — Present	Chief Executive Officer of The Williford Companies	9	N/A
INTERESTED TRUSTEE

NUMBER OF
PORTFOLIOS
	POSITION(S)	TERM OF	PRINCIPAL	IN FUND	OTHER
	HELD	OFFICE AND	OCCUPATION(S)	COMPLEX	DIRECTORSHIPS
	WITH THE	LENGTH OF	DURING THE PAST 5	OVERSEEN BY	HELD BY
NAME AND AGE	FUNDS	TIME SERVED	YEARS	TRUSTEE	TRUSTEE*
Steven G. Bradshaw** Age: 50	Trustee	Indefinite, 9/07 — Present	From October 2003 to present, Senior Executive Vice President, Consumer Banking and Wealth Management, BOK Financial Corporation (“BOK Financial”); from 1995 to present, Chairman, BOSC; from December 1999 to October 2003, Executive Vice President, Consumer Banking Manager, BOK Financial.	9	N/A

*	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

**	Mr. Bradshaw is treated by the Funds as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds. Mr. Bradshaw is an “interested person” because he is a Senior Executive Vice President of BOK Financial, the parent of Cavanal Hill Investment Management, and the Chairman of BOSC, the Distributor of the Trust.

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OFFICERS

NUMBER
OF
PORTFOLIOS
IN FUND
	POSITION(S)	TERM OF	PRINCIPAL	COMPLEX	OTHER
	HELD	OFFICE AND	OCCUPATION(S)	OVERSEEN	DIRECTORSHIPS
	WITH THE	LENGTH OF	DURING THE PAST 5	BY	HELD BY
NAME AND AGE	FUNDS	TIME SERVED	YEARS	TRUSTEE	TRUSTEE*
Arthur A. Jensen Age: 43	Treasurer	Indefinite, 8/08 — Present	From July 2008 to present, SVP of Citi Fund Services Ohio, Inc. From April 2005 to July 2008, VP at JPMorgan Funds Management, Inc. From June 2001 to April 2005, VP at BISYS Fund Services.	N/A	N/A

James L. Huntzinger Age: 59	President, Assistant Secretary	Indefinite, 6/08 — Present	From 2002 to present, Chief Investment Officer for BOK Financial Corporation.	N/A	N/A

Fred J. Schmidt Age: 50	Chief Compliance Officer, Anti-Money Laundering Officer and Disaster Recovery Plan Business Operations Manager	Indefinite, 4/08 — Present	From 2004 to present, employee of Citi Fund Services Ohio, Inc., CCO Services. From 2002 to 2004, President, FJS Associates.	N/A	N/A

Kristin L. Walters Age: 37	Secretary	Indefinite; 4/08 — Present	From September 2007 to present, Vice President, Director of Compliance and from November 2006 to September 2007, Assistant Vice President of Cavanal Hill Investment Management	N/A	N/A
For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
NAME	UNDERWRITERS OF THE FUNDS
Steven G. Bradshaw	BOK Financial, Senior Executive Vice President, Consumer Banking and Wealth Management; BOSC, Chairman of the Board

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COMMITTEES OF THE BOARD OF TRUSTEES
AUDIT COMMITTEE
The purposes of the Audit Committee are to oversee the Trust’s accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to consider the selection of independent registered public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust’s independent registered public accountants and the full Board of Trustees. Mr. Foster and Mr. Wilson serve on this Committee. Mr. Foster became a Committee member on May 1, 2008; Mr. Wilson joined this Committee on June 23, 2008. For the fiscal year ended August 31, 2009, there were four meetings of the Audit Committee.
NOMINATIONS COMMITTEE
The purpose of the Nominations Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Mr. Wilson and Mr. Foster serve on this Committee; Mr. Wilson became a Committee member on May 1, 2008, and Mr. Foster joined the Committee on June 23, 2008. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Cavanal Hill Funds. For the fiscal year ended August 31, 2009, there were no meetings of the Nominations Committee.
SECURITIES OWNERSHIP
For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund’s family of investment companies as of December 31, 2008:

AGGREGATE DOLLAR RANGE
OF EQUITY SECURITIES IN ALL
REGISTERED INVESTMENT
COMPANIES OVERSEEN BY
	DOLLAR RANGE OF EQUITY	TRUSTEE IN FAMILY OF
	SECURITIES	INVESTMENT
NAME OF TRUSTEE	IN THE FUNDS	COMPANIES
William H. Wilson Jr.	U.S. Large Cap Equity Fund: $1 — $10,000	$1 — $10,000
David L. Foster	Cash Management Fund: $1 — $10,000	$1 — $10,000

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The following table shows information for Trustees who are “interested persons” of the Funds as defined in the 1940 Act:

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED
INVESTMENT COMPANIES OVERSEEN
	DOLLAR RANGE OF EQUITY	BY TRUSTEE IN FAMILY OF
	SECURITIES	INVESTMENT
NAME OF TRUSTEE	IN THE FUNDS	COMPANIES
Steven G. Bradshaw	None	None*

*	Under the definition of “beneficial ownership” used for purposes of the foregoing table, Mr. Bradshaw, who is an executive officer of BOK Financial, is not considered the beneficial owner of any Fund securities with respect to which BOK Financial or its affiliates has investment or voting discretion. Affiliates of BOK Financial have investment and voting discretion over a substantial majority of each Fund’s securities.
For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2008:

NAME OF OWNERS AND
	RELATIONSHIPS		TITLE OF	VALUE OF	PERCENT OF
NAME OF TRUSTEE	TO TRUSTEE	COMPANY	CLASS	SECURITIES	CLASS
William H. Wilson Jr.	N/A	N/A	N/A	N/A	N/A
David L. Foster	N/A	N/A	N/A	N/A	N/A
As of December 1, 2009, the Officers and Trustees owned less than 1% of any class of any Fund.
The Trustees receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of an Adviser or the Administrator of the Funds receives any compensation from the Funds for acting as a Trustee. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices.
TRUSTEES COMPENSATION

TOTAL
	AGGREGATE			COMPENSATION FROM
	COMPENSATION	PENSION OR	ESTIMATED	FUNDS AND FUND
	FROM THE FUNDS	RETIREMENT	ANNUAL	COMPLEX PAID TO
	FOR THE FISCAL	BENEFITS ACCRUED	BENEFITS	TRUSTEES FOR THE
NAME OF PERSON,	YEAR ENDED	AS PART OF	UPON	FISCAL YEAR ENDED
POSITION	AUGUST 31, 2009	FUND EXPENSES	RETIREMENT	AUGUST 31, 2009
William H. Wilson Jr.	$60,000	N/A	N/A	$60,000
David L. Foster	$60,000	N/A	N/A	$60,000

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CODE OF ETHICS
Each Fund, Cavanal Hill Investment Management and BOSC have adopted codes of ethics (“Codes”) under Rule 17j-1 of the 1940 Act, and these Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by each Fund.
MARKET TIMING POLICIES AND PROCEDURES
Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, money market funds are designed to offer investors a liquid cash option that they may purchase and sell as often as they wish. Accordingly, the Funds’ Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of the Money Market Funds, and the Money Market Funds accommodate frequent trading.
DISCLOSURE OF PORTFOLIO HOLDINGS
Information regarding portfolio holdings may be made available to third parties in the following circumstances:
•	Through disclosure in a Fund’s latest annual or semi-annual report or Form N-Q;

•	In marketing materials, provided that the information regarding portfolio holdings contained therein is at least fifteen days old; or

•	When a Fund has a legitimate business purpose for doing so and the recipients are subject to a confidentiality agreement which prohibits both disclosure of portfolio holdings to third parties and trading based on such information. Such disclosure shall be authorized by the Funds’ President or Treasurer and shall be reported annually to the Board.
In addition, the Adviser will post portfolio holdings information for the Cavanal Hill Funds on the Funds’ website at www.cavanalhillfunds.com. The website will contain each Fund’s complete schedule of portfolio holdings as of the last day of the most recent month end (except the Money Market Funds, which holdings are posted daily). Although the Adviser will typically post this information approximately sixteen days after a month’s end, and such information will remain accessible on the website until the information is filed with the SEC as part of the Trust’s Form N-CSR or Form N-Q, as applicable it may post more current information regarding the holdings of one or more of the funds on the fund’s website. Such posted information may include all of a Fund’s holdings, or may be limited to more current information about select issuers or types of issuers, as determined by Fund management.
Except as disclosed above, it is the policy of the Funds to not disclose material information about their portfolio holdings, trading strategies implemented or to be implemented, or pending transactions to other third parties. The Funds’ service providers are prohibited from disclosing to other third parties material information about the Funds’ portfolio holdings, trading strategies implemented or to be implemented, or pending transactions. However, the Funds may provide information regarding their portfolio holdings to their service providers where relevant to duties to be performed for the Funds. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. The Funds’ fund accountants, administrators, investment advisers and custodians are provided with portfolio holdings information on a daily basis. The Fund’s independent public accountants and attorneys are provided with portfolio holdings information as issues may arise. In addition, portfolio holding information may be disclosed to facilitate the review of a Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) on an as-needed basis.
Other than the service provider arrangements discussed above, the Funds do not have in place any ongoing arrangements to provide information regarding portfolio holdings to any person. The Fund’s policies prohibit the receipt of compensation for the disclosure of portfolio holdings. Any violation of the Funds’ policies with respect to the disclosure of portfolio holdings is reported to the Board on a quarterly basis.

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INVESTMENT ADVISER
Investment advisory services are provided to each of the Funds by Cavanal Hill Investment Management pursuant to an Investment Advisory Agreement. Cavanal Hill Investment Management is a separate, wholly-owned subsidiary of the Bank of Oklahoma, N.A. (“BOK”). It began serving as Investment Adviser to the Funds on May 12, 2001. Cavanal Hill Investment Management, subject to the general supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. Cavanal Hill Investment Management is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2009, Cavanal Hill Investment Management had approximately $4.6 billion in assets under management.
BOK is a subsidiary of BOK Financial Corporation (“BOK Financial”). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provide a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries.
BOK Financial subsidiaries maintain offices in Oklahoma, Arizona, Arkansas, Texas, Colorado, Kansas, Missouri, Utah and New Mexico and offer a variety of services for both corporate and individual customers. Individual financial trust services include personal trust management, administration of estates, and management of individual investments and custodial accounts. For corporate clients, the array of services includes management, administration and recordkeeping of pension plans, thrift plans, 401(k) plans and master trust plans. BOK Financial subsidiaries also provide investment banking services, serve as transfer agent and registrar for corporate securities, broker/dealer, paying agent for dividends and interest, and indenture trustee of bond issues. As of September 30, 2009, BOK Financial and its subsidiaries had approximately $11.2 billion in assets under management.
Subject to the general supervision of the Funds’ Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, Cavanal Hill Investment Management reviews, supervises, and provides general investment advice regarding each of the Funds’ investment programs. Subject to the general supervision of the Funds’ Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, Cavanal Hill Investment Management makes all final decisions with respect to portfolio securities of each of the Funds, places orders for all purchases and sales of the portfolio securities of each of the Funds, and maintains each Fund’s records directly relating to such purchases and sales.
For the services provided and expenses assumed pursuant to the Investment Advisory Agreement with the Funds, the Adviser is entitled to receive a fee from each of the Funds, computed daily and paid monthly, based on the lower of (1) such fee as may, from time to time, be agreed upon in writing by the Funds and the Adviser or (2) fifteen one-hundredths of one percent (0.15%) annually of the average daily net assets of each Money Market Fund. Cavanal Hill Investment Management may periodically waive all or a portion of its fee with respect to any Fund to increase the net income of such Fund available for distribution as dividends.

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The U.S. Treasury Fund, the Cash Management Fund and the Tax-Free Money Market Fund paid Cavanal Hill Investment Management the following aggregate fees for investment advisory services:

	FISCAL YEAR ENDED		FISCAL YEAR ENDED		FISCAL YEAR ENDED
	AUGUST 31, 2009		AUGUST 31, 2008		AUGUST 31, 2007
		ADDITIONAL		ADDITIONAL		ADDITIONAL
		AMOUNT		AMOUNT		AMOUNT
	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
U.S. Treasury Fund	$518,406	$1,424,351	$689,449	$1,688,459	$1,640,377	$919,059
Cash Management Fund	$597,608	$1,402,012	$632,048	$1,819,484	$1,127,750	$1,207,637
Tax-Free Money Market Fund	$306,266	$775,311	$266,776	$533,520	$98,964	$357,407

*	Pursuant to a reorganization on January 2, 2007, the Institutional U.S. Treasury Fund merged into the U.S. Treasury Fund. The fees listed in this chart include fees paid by both the Institutional U.S. Treasury Fund and the U.S. Treasury Fund prior to the merger.

**	Pursuant to a reorganization on January 2, 2007, the Institutional Cash Management Fund merged into the Cash Management Fund. The fees listed in this chart include fees paid by both the Institutional Cash Management Fund and the Cash Management Fund prior to the merger.
The Investment Advisory Agreement will continue in effect as to a particular Fund for successive one-year terms, if such continuance is approved at least annually by the Funds’ Board of Trustees or by vote of a majority of the outstanding voting Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement, or interested persons (as defined in 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose.
The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding voting Shares of that Fund, or by the Investment Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.
The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the respective provider of services to the Funds in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.
A discussion of the basis for the Board of Trustees’ approval of the Funds’ investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.
From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of the Adviser including, but not limited to, (i) a description of the adviser’s operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the adviser’s operations.
DISTRIBUTION
Shares of the Funds are sold on a continuous basis by the Distributor for the Funds. Under the Funds’ Amended and Restated Distribution and Shareholder Services Plan (the “Distribution Plan”), the Administrative Class and Service Class shares of each of the Funds will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one hundredths of one percent (0.25%) of its average daily net assets. The Distributor may use the distribution fee to provide distribution assistance with respect to the Funds’ Shares or to provide Shareholder services to the holders of the Funds’ Shares. Under the Distribution Plan, the Premier Class shares of each of the Funds will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to fifty one hundredths of one percent (0.50%) of its average daily net assets. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies, and investment counselors, but

37

not including banks), broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to compensate banks, other financial institutions and intermediaries, broker-dealers, and the Distributor’s affiliates and subsidiaries for services or reimbursement of expenses incurred in connection with the provision of Shareholder services. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plan will be made pursuant to an agreement between the Distributor and such bank, other financial institution or intermediary, broker- dealer, or affiliate or subsidiary of the Distributor (a “Servicing Agreement”). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of the Funds’ Shares to the Participating Organization’s customers on whose behalf the investment in such Shares is made and/or to the provision of Shareholder services rendered to the Participating Organization’s customers owning the Funds’ Shares. Under the Distribution Plan, a Participating Organization may include the Funds’ Adviser or its affiliates. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws.
The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor’s actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor’s actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from the Funds the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year. The Distributor may periodically waive all or a portion of the distribution fee to increase the net income attributable to a Fund available for distribution as dividends to the Fund’s Shareholders. To lower operating expenses, the Distributor may voluntarily reduce its fees under the Distribution Plan.
The Adviser and the Distributor (and their affiliates) may finance, from their own resources, certain activities intended to result in the distribution and servicing of a Fund’s shares. These amounts may be in addition to amounts paid by the Funds under the Distribution and Shareholder Servicing Plan and may include payments to the Fund’s investment adviser and its affiliates for such activities.
BISYS Fund Services (now Citi Fund Services), the former distributor of the Funds, received the following amounts under the Distribution Plan for the fiscal years ended:

	FISCAL YEAR ENDED		FISCAL YEAR ENDED
	AUGUST 31, 2007		AUGUST 31, 2006
		ADDITIONAL		ADDITIONAL
		AMOUNT		AMOUNT
	PAID	WAIVED	PAID	WAIVED
U.S. Treasury Fund*	$1,875,428	$498,133	$521,747	$1,421,109
Cash Management Fund**	$857,038	$1,080,183	$481,675	$1,414,710
Tax-Free Money Market Fund	$1,910	$62	$—	$—

*	Pursuant to a reorganization on January 2, 2007, the Institutional U.S. Treasury Fund merged into the U.S. Treasury Fund and the U.S. Treasury Fund began offering Administrative Class and Service Class shares. The fees listed in this chart are fees paid by the predecessor to the Administrative Class shares of the U.S. Treasury Fund.

**	Pursuant to a reorganization on January 2, 2007, the Institutional Cash Management Fund merged into the Cash Management Fund and the Cash Management Fund began offering Administrative Class and Service Class shares. The fees listed in this chart are fees paid by the predecessor to the Administrative Class shares of the Cash Management Fund.
Effective August 2, 2007, BISYS Fund Services (“BISYS”) was re-named Citi Fund Services Ohio, Inc. (“Citi Fund Services”) in connection with the acquisition of The BISYS Group, Inc., the parent company of BISYS, by Citibank N.A. Substantially all of the amount received by Citi Fund Services, the former distributor of the Funds, under the Distribution Plan during the period from September 1, 2006 to August 2, 2007 (the date on which BOSC became the Distributor of the Funds), was spent on compensation to dealers. Citi Fund Services retained 0.72% and spent this

38

amount on printing and mailing of prospectuses. The total amount spent on compensation to dealers during such period was $3,153,226. The total amount retained by Citi Fund Services during such period was $22,787.
BOSC, the Distributor of the Funds since August 2, 2007, received the following amounts under the Distribution Plan for the fiscal years ended:

	AUGUST 31, 2009		AUGUST 31, 2008*
		ADDITIONAL		ADDITIONAL
		AMOUNT		AMOUNT
	PAID	WAIVED	PAID	WAIVED
U.S. Treasury Fund*	$476,025	$1,654,724	$2,541,531	$219,427
Cash Management Fund**	$925,899	$1,089,848	$1,015,052	$1,195,178
Tax-Free Money Market Fund***	$186,467	$—	$11,609	$4
Substantially all of the amount received by BOSC under the Distribution Plan during the period from September 1, 2007 to August 31, 2009 was spent on compensation to dealers. BOSC retained 0.97%. The total amount spent on compensation to dealers during such period was $1,754,710. The total amount retained by BOSC during such period was $17,140. Of the $17,140, BOSC retained $13,340 as a dealer of the Funds and spent $3,799 on compliance support services.
SHAREHOLDER SERVICING PLAN
The Trust on behalf of each of the Funds has approved a Shareholder Servicing Plan which enables the Funds to obtain the services of one or more shareholder servicing agents (“Shareholder Servicing Agents”) under shareholder servicing agreements. Under the agreements, the Shareholder Servicing Agents will be responsible for performing shareholder account, administrative and servicing functions, which may include but are not limited to, establishing and maintaining records of shareholders accounts; processing purchase and redemption transactions, confirming shareholder transactions; answering routine shareholder inquiries regarding the Funds; providing assistance to shareholders in effecting changes to their dividend options, account designations and addresses; withholding taxes on non-resident alien accounts; disbursing income dividends and capital gains distributions; reinvesting dividends and distributions; arranging for bank wires; preparing and delivering to shareholders, and state and federal authorities including the United States Internal Revenue Service, such information respecting dividends and distributions paid by the Funds as may be required by law, rule or regulation; withholding on dividends and distributions as may be required by state or federal authorities from time to time; and such other services as the Funds may reasonably request. The Funds have entered into agreements under the Shareholder Servicing Plan with BOK, the owner of the Funds’ investment adviser, Cavanal Hill Investment Management, and may enter into agreements with other banks that are affiliates of BOK, to provide financial intermediary services to the Funds’ shareholders in exchange for payments by the Fund for such services under the Shareholder Servicing Plan.
Each Money Market Fund may pay the Shareholder Servicing Agents an annual fee of up to 0.25% of the average daily net assets of the Administrative Class, Service Class, Institutional Class, Select Class and Premier Class Shares of each Money Market Fund. For Select Class Shares, the Adviser has agreed contractually to waive the entire Shareholder Servicing Fee through December 31, 2010. For Institutional Class and Service Class Shares, the Adviser has agreed contractually to cap the Shareholder Servicing Fee at 0.08% and 0.10% of average daily net assets, respectively.

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The table below sets forth the total Shareholder Servicing Fees paid by the Administrative, Service, Institutional, Select, and Premier shares of each Fund for fiscal years ended:

	AUGUST 31, 2009		AUGUST 31, 2008		AUGUST 31, 2007
		ADDITIONAL		ADDITIONAL		ADDITIONAL
		AMOUNT		AMOUNT		AMOUNT
	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
U.S. Treasury Fund	$374,534	$2,863,372	$2,926,942	$1,036,206	$1,878,857	$418,808
Cash Management Fund	$2,415,741	$916,938	$2,794,791	$1,291,062	$1,877,079	$728,940
Tax-Free Money-Market Fund	$225,092	$1,577,527	$32,668	$1,301,149	$5,919	$518,828
GLASS-STEAGALL ACT
The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser’s activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser believes that it possesses the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and described in the Prospectuses and this SAI and has so represented in the Investment Advisory Agreement. BOK also believes that it may perform administration services on behalf of each Fund without violating applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Adviser, the Board of Trustees of the Trust would review the Trust’s relationship with the Adviser and consider taking all action necessary in the circumstances.
Should further legislative, judicial or administrative action prohibit or restrict the activities of the BOK, the Adviser, its affiliates, and its correspondent banks in connection with customer purchases of Shares of the Trust, such Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust’s method of operations would affect its net asset value per Share or result in financial losses to any customer.
PORTFOLIO TRANSACTIONS
Pursuant to the Investment Advisory Agreement, subject to the general supervision of the Board of Trustees of the Funds and in accordance with each Fund’s investment objective, policies and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, and the Bond Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions with respect to the Equity Funds on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Adviser generally seeks competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.
The Cash Management Fund, the U.S. Treasury Fund and the Tax-Free Money Market Fund did not pay any brokerage commissions during the fiscal year ended August 31, 2009.

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Allocation of transactions, including their frequency, to various dealers is determined by the Adviser with respect to the Funds it serves based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser. Such information may be useful to the Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to such adviser in carrying out its obligations to the Funds.
The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, the Distributor, or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of an Adviser with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.
Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Adviser. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of the Adviser or their respective parents or subsidiaries or affiliates unless legally required to do so and, in dealing with its commercial customers, the Adviser and their respective parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.
ADMINISTRATOR
Cavanal Hill Investment Management serves as administrator (the “Administrator”) to each Fund pursuant to the Management and Administration Agreement (the “Administration Agreement”), between the Trust and the Administrator. The Administrator assists in supervising all operations of each Fund (other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements for that Fund).
Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund and to compute the net asset value and net income of those Funds on a daily basis, to maintain office facilities for the Funds, to maintain the Funds’ financial accounts and records, and to furnish the Funds statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Funds with respect to the Funds. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Funds’ operations other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.
The Administrator receives a fee from each Fund for its services provided and expenses assumed pursuant to the Administration Agreement, calculated daily and paid monthly, at the annual rate of 12 one hundredths of one percent (0.12%) of each Money Market Fund’s average daily net assets. The Administrator may periodically set its fees at less than the maximum allowable amount with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.
The following fees were paid to the Administrator by the Funds for management and administrative services for the fiscal years ended:

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	AUGUST 31, 2009		AUGUST 31, 2008		AUGUST 31, 2007
		ADDITIONAL		ADDITIONAL		ADDITIONAL
		AMOUNT		AMOUNT		AMOUNT
	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
U.S. Treasury Fund*	$617,926	$936,281	$792,630	$1,109,693	$740,000	$983,550
Cash Management Fund**	$666,545	$933,154	$817,170	$1,144,051	$603,840	$985,802
Tax-Free Money Market Fund	$139,225	$726,038	$106,704	$533,520	$191,963	$263,206

*	Pursuant to a reorganization on January 2, 2007, the Institutional U.S. Treasury Fund merged into the U.S. Treasury Fund. The fees listed in this chart include fees paid by both the Institutional U.S. Treasury Fund and the U.S. Treasury Fund prior to the merger.

**	Pursuant to a reorganization on January 2, 2007, the Institutional Cash Management Fund merged into the Cash Management Fund. The fees listed in this chart include fees paid by both the Institutional Cash Management Fund and the Cash Management Fund prior to the merger.
The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.
SUB-ADMINISTRATOR
Citi Fund Services serves as Sub-Administrator to the Funds pursuant to an agreement between Cavanal Hill Investment Management and Citi Fund Services. Under the Sub-Administration Agreement, prior to July 1, 2009, the Adviser paid Citi Fund Services a fee of up to 0.03% of each Fund’s (except for the Tax-Free Money Market Fund) average daily net assets to perform certain administrative duties for the Trust. The fees paid to Citi Fund Services by the Adviser for such services come out of the Adviser’s administration fees and are not an additional charge to the Funds.
The following fees were paid, after waivers, to the Sub-Administrator for the fiscal years ended:

	AUGUST 31,	AUGUST 31,	AUGUST 31,	AUGUST 31,	AUGUST 31,	AUGUST 31,
	2009	2009	2008	2008	2007	2007
	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
U.S. Treasury Fund*	$288,542	$100,007	$475,691	$—	$373,838	$—
Cash Management Fund**	$327,304	$72,618	$490,425	$—	$372,733	$—
Tax-Free Money Market Fund	$397,486	$323,554	$303,237	$230,282	$3,182	$150,331

*	Pursuant to a reorganization on January 2, 2007, the Institutional U.S. Treasury Fund merged into the U.S. Treasury Fund. The fees listed in this chart include fees paid by both Funds prior to the merger.

**	Pursuant to a reorganization on January 2, 2007, the Institutional Cash Management Fund merged into the Cash Management Fund. The fees listed in this chart include fees paid by both Funds prior to the merger.
Effective July 1, 2009, the Sub-Administration Agreement was amended, such that the Adviser pays Citi Fund Services, for each Fund except for the Tax-Free Money Market Fund, an annual fee based on the average daily net assets of the Trust as follows:

Assets	Rate
$0 to $2 Billion	0.0250%
$2 to $4 Billion	0.0125%
Over $4 Billion	0.0100%

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DISTRIBUTOR
BOSC serves as Distributor to each of the Funds pursuant to a Distribution Agreement with the Funds. BOSC is a subsidiary of BOK Financial and an affiliate of Cavanal Hill Investment Management, the Funds’ Adviser and Administrator, and BOK, the Funds’ Custodian. BOSC is located at One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172.
CUSTODIAN, TRANSFER AGENT, FUND ACCOUNTANT AND COMPLIANCE SERVICES
Cash and securities owned by each of the Funds are held by BOK as custodian. BOK’s principal business address is One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172. Under the Custodian Agreement BOK (i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds’ portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Funds’ Board of Trustees concerning the Funds’ operations. BOK may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Funds, provided that it shall remain liable for the performance of all of its duties under the Custodian Agreement.
Under the Custodian Agreement, the Funds have agreed to pay BOK a custodian fee with respect to each Fund at an annual rate of one one hundredths of one percent (0.01%) of such Fund’s average daily net assets. BOK is also entitled to be reimbursed by the Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. BOK may periodically set its custodian fees at less than the maximum allowable amount with respect to a Fund to increase the Fund’s net income available for distribution as dividends. BOK is a subsidiary of BOK Financial and an affiliate of Cavanal Hill Investment Management, the Funds’ Adviser and Administrator, and BOSC, the Funds’ Distributor.
Citi Fund Services serves as transfer agent to each of the Funds pursuant to a Transfer Agency Agreement with the Funds. Under the Transfer Agency Agreement, Citi Fund Services has agreed: (i) to issue and redeem Shares of the Funds; (ii) to address and mail all communications by the Funds to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Funds’ Board of Trustees concerning the Funds’ operations. Citi Fund Services is located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.
Under its Transfer Agency Agreement with the Trust, prior to July 1, 2009, Citi Fund Services received an annual fee of 0.02% of each Fund’s average daily net assets (excluding the Tax-Free Money Market Fund), annual fees per account. Citi Fund Services is also entitled to be reimbursed for out-of-pocket expenses in providing services under the Transfer Agency Agreement.
Citi Fund Services serves as fund accountant for each Fund pursuant to a Fund Accounting Agreement with the Funds. As fund accountant for the Funds, Citi Fund Services prices the Funds’ Shares, calculates the Funds’ net asset value, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Trust, prior to July 1, 2009, Citi Fund Services received an annual fee of 0.03% of each Fund’s average daily net assets (except for the U.S. Treasury Fund, Cash Management Fund and Tax-Free Money Market Fund), plus out of pocket expenses, to perform fund accounting duties for the Trust. In regards to the U.S. Treasury Fund and Cash Management Fund, prior to July 1, 2009, Citi Fund Services received an annual fee of 0.025% of the average daily net assets of each Fund for fund accounting services. Citi Fund Services is also entitled to be reimbursed for out-of-pocket expenses in providing services under the Fund Accounting Agreement. Citi Fund Services may periodically set its fund accounting fees at less than the maximum allowable amount with respect to a Fund in order to increase the Fund’s net income available for distribution as dividends.
For the services provided under the CCO Agreement, the Funds paid Citi Fund Services $222,507 for the year ended August 31, 2009, plus certain out of pocket expenses. Expenses incurred are reflected on the Statements of Operations as “Chief compliance officer fees.” Citi Fund Services pays the salary and other compensation earned by any such individuals as employees of Citi Fund Services.
Effective July 1, 2009, the Transfer Agency, the Fund Accounting and Compliance Services Agreements were amended and the fees for services pursuant to such agreements are included in the Fund Accounting Agreement, as

43

amended. For these services the Funds, except for Tax-Free Money Market Fund, pay Citi Fund Services an annual fee based on the average daily net assets of the Trust as follows:

Assets	Rate
$0 to $2 Billion	0.0350%
$2 to $4 Billion	0.0275%
Over $4 Billion	0.0200%
Citi Fund Services also receives an annual per account transfer agent fee of $15.00 for each IRA account.
Pursuant to the terms of the Omnibus Fee Agreement for the Tax-Free Money Market Fund, Citi Fund Services receives an annual fee of 0.10% on the average daily net assets of that fund for services rendered under the Transfer Agency, Fund Accounting, Compliance Services and Sub-Administration Agreements, as amended (“Amended Service Agreements”), until a deferred credit that arose out of an over accrual of investment income in the amount of $395,844 is amortized completely. The deferred credit will be amortized over each month at a rate equal to the difference between the fee paid to Citi Fund Services (0.10% of average daily net assets) and the fees Citi Fund Services would have been paid under the Amended Services Agreement if the fee schedules set forth above were implemented for the Tax-Free Money Market Fund on September 1, 2009. After amortization, fees paid to Citi Fund Services for services provided to the Tax-Free Money Market Fund pursuant to the Amended Service Agreements will follow the fee schedules set forth above.
PAYMENTS TO BOK (AND ITS AFFILIATES) AND BOSC
The following payments were paid to BOK (and its affiliates) and BOSC for all of the Cavanal Hill Funds (Money Market and Bond/Equity) for the fiscal year ended August 31, 2009:
Payments to BOK (and its affiliates)

	Investment			Shareholder
	Adviser	Administrator	Custodian	Servicing	12b-1 Fees
Payments	$6,355,987	$4,462,627	$357,112	$8,914,235	$4,467,094
Waivers	$4,392,652	$2,817,198	$6,490	$5,910,411	$2,773,822
Net Payments	$1,963,335	$1,645,429	$350,622	$3,003,824	$1,693,272
Payments to BOSC

	Investment			Shareholder
	Adviser	Administrator	Custodian	Servicing	12b-1 Fees
Payments	—	—	—	$3,830	$3,957
Waivers	—	—	—	—
Net Payments	—	—	—	$3,830	$3,957
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP, 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio, 43215, serves as independent registered public accountants for the Funds.
LEGAL COUNSEL
Frederic Dorwart, Lawyers, 124 E. Fourth Street, Tulsa, Oklahoma 74103 are counsel to the Funds.
ADDITIONAL INFORMATION
DESCRIPTION OF SHARES

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Each Fund is a separate series of a Massachusetts business trust which was organized on October 1, 1987 and began active operations in August of 1990. The Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on October 2, 1987 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, with par value of $0.00001. The Funds currently comprise nine series of Shares which represent interests in the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund (formerly the Institutional Tax-Free Money Market Fund), the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Balanced Fund and the U.S. Large Cap Equity Fund. The Aggressive Growth Fund was liquidated on February 19, 1999 and the Growth Equity Fund was liquidated on March 31, 2006. On January 2, 2007, the Institutional U.S. Treasury Fund merged into the U.S. Treasury Fund, the Institutional Cash Management Fund merged into the Cash Management Fund, and the Institutional Tax-Free Money Market Fund changed its name to the Tax-Free Money Market Fund. The Funds offer both No-Load Investor Class (“Investor Class”) and Institutional Class Shares for the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Balanced Fund and the U.S. Large Cap Equity Fund. The Funds offer Administrative Class, Service Class, Institutional Class, Select Class and effective January 1, 2009 are adding Premier Class Shares for the U.S. Treasury Fund, the Cash Management Fund and the Tax-Free Money Market Fund. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Funds into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.
Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Funds’ Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.
Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical (in which case the Shareholders of the Funds will vote in the aggregate), or that the matter does not affect any interest of the Fund (in which case no vote by the Shareholders of the Fund in question will be required). Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Funds voting without regard to series.
SHAREHOLDER AND TRUSTEE LIABILITY
Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Funds, and that every written agreement, obligation, instrument, or undertaking made by the Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations.
The Declaration of Trust states further that no Trustee, officer, or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Funds’ business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust

45

also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the Trust for payment.
MISCELLANEOUS
The Funds are not required to hold a meeting of Shareholders for the purpose of electing Trustees except that in circumstances where less than a majority of the Trustees holding office have been elected by Shareholders. Trustees may not, without Shareholder approval, appoint one or more Trustees if, following such appointment, less than two-thirds of the Trustees holding office have been elected by the Shareholders. In addition, the Funds have undertaken to hold a meeting of Shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested by the holders of Shares representing not less than 10% of the outstanding Shares of the Funds. A removal proposal at such a meeting would succeed if supported by the vote of the holders of (i) 67% or more of the Shares present at the meeting, if the holders of more than 50% of the outstanding Shares of the Funds are present or represented by proxy; or (ii) 50% of the outstanding Shares of the Funds, whichever is less. The Funds’ Declaration of Trust provides that any action to be taken at a shareholder meeting may also be effected by a written consent. All actions with respect to the election and removal of Trustees are subject to the requirements of the 1940 Act and rules and regulations thereunder. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.
The Funds are registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Funds.
The Prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC’s website at http://www.sec.gov or from the SEC upon payment of the prescribed fee.
The Prospectuses and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and SAI.
As of December 1, 2009, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74102- 2300) and its bank affiliates were the Shareholder of record of 100% of the U.S. Treasury Fund’s Administrative Shares, 100% of the U.S. Treasury Fund’s Institutional Shares, 100% of the U.S. Treasury Fund’s Service Shares, 98.23% of the Cash Management Fund’s Administrative Shares, 80.72% of the Cash Management Fund’s Institutional Shares, 99.95% of the Cash Management Fund’s Service Shares, 100% of the Tax-Free Money Market Fund’s Administrative Shares, 100% of the Tax-Free Money Market’s Institutional Shares, 99.98% of the Tax-Free Money Market Fund’s Select Shares, and 100% of the Tax-Free Money Market Fund’s Service Shares.
As of December 1, 2009, Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to 69.12% of the U.S. Treasury Fund’s Administrative Shares, 99.15% of the U.S. Treasury Fund’s Institutional Shares, 66.71% of the U.S. Treasury Fund’s Service Shares, 46.89% of the Cash Management Fund’s Administrative Shares, 55.65% of the Cash Management Fund’s Institutional Shares, 0% of the Cash Management Fund’s Service Shares, 95.90% of the Tax-Free Money Market Fund’s Administrative Shares, 5.20% of the Tax-Free Money Market Fund’s Institutional Shares, 0% of the Tax-Free Money Market Fund’s Service Shares, and 77.26% of the Tax-Free Money Market Fund’s Select Shares. As a consequence of the aforementioned voting or investment power, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of each Fund under the 1940 Act.
As of December 1, 2009, the Trustees and officers of the Funds, as a group, owned less than one percent of the Shares of the U.S. Treasury Fund, the Cash Management Fund and the Tax-Free Money Market Fund.

46

The following table indicates each person known by the Funds to own beneficially five percent (5%) or more of the Shares of the Funds as of December 1, 2009:

PERCENT OF THE
CLASS TOTAL
ASSETS HELD BY
FUND/CLASS	THE SHAREHOLDER
U.S. TREASURY FUND — ADMINISTRATIVE SHARES

NABANK & CO	100.00%
PO BOX 2180 TULSA, OK 74101

U.S. TREASURY FUND — INSTITUTIONAL SHARES

NABANK & CO	99.16%
PO BOX 2180 TULSA, OK 74101

U.S. TREASURY FUND — SERVICE SHARES

NABANK & CO	100.00%
PO BOX 2180 TULSA, OK 74101

CASH MANAGEMENT FUND — ADMINISTRATIVE SHARES

NABANK & CO	98.23%
PO BOX 2180 TULSA, OK 74101

CASH MANAGEMENT FUND — INSTITUTIONAL SHARES

NABANK & CO	80.72%
PO BOX 2180 TULSA, OK 74101

HEALTHCARE SERVICE CORPORATION	18.19%
300 E. RANDOLPH ST. CHICAGO, IL 60601

CASH MANAGEMENT FUND — SERVICE SHARES

NABANK & CO	99.95%
PO BOX 2180 TULSA, OK 74101

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PERCENT OF THE
CLASS TOTAL
ASSETS HELD BY
FUND/CLASS	THE SHAREHOLDER
TAX-FREE MONEY MARKET — ADMINISTRATIVE SHARES

NABANK & CO	100.00%
PO BOX 2180 TULSA, OK 74101

TAX-FREE MONEY MARKET FUND — INSTITUTIONAL SHARES

NABANK & CO	100.00%
PO BOX 2180 TULSA, OK 74101

TAX-FREE MONEY MARKET FUND — SELECT SHARES

NABANK & CO	99.98%
PO BOX 2180 TULSA, OK 74101

TAX-FREE MONEY MARKET FUND — SERVICE SHARES

SOUTHWEST TRUST	100.00%
PO BOX 880 TULSA, OK 74101
FINANCIAL STATEMENTS
The Report of the Independent Registered Public Accounting Firm, Financial Highlights, and Financial Statements included in the Cavanal Hill Funds’ Annual Report for the fiscal year ended August 31, 2009, are incorporated by reference into this SAI. A copy of the Annual Report dated as of August 31, 2009 may be obtained without charge by contacting the Distributor, BOSC at One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172, or by telephoning toll-free at 1-800-762-7085.

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APPENDIX
The nationally recognized statistical rating organizations (individually, an “NRSRO”) that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation Rating Services (“S&P”) and Fitch, Inc. (“Fitch”). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO’s ratings is as of the date of this SAI, and may subsequently change.
LONG -TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)
Description of the five highest long-term debt ratings by Moody’s (Moody’s applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security’s ranking within the category. The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.):

Aaa	Bonds which are rated “Aaa” are judged to be of the highest quality with minimal credit risk.

Aa	Bonds which are rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A	Bonds which are rated “A” are considered upper-medium-grade obligations and are subject to very low credit risk.

Baa
Bonds which are rated “Baa” are subject to moderate credit risk. They are considered as medium-grade obligations ( i.e. , they are neither highly protected nor poorly secured) and as such may possess certain speculative characteristics.

Ba	Bonds which are rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest international long-term credit ratings by Fitch (Fitch may apply a plus (+) or minus (-) sign to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” rating category.):

AAA
Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to

49

be adversely affected by foreseeable events.

AA
Very high credit quality. “AA” ratings denote expectation of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)
Moody’s description of its short-term debt ratings:
P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay of short-term obligations.
NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P’s description of its four highest short-term issue credit ratings:

A-1
A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Description of the four highest international short-term credit ratings by Fitch (Fitch may apply a plus (+) or minus (-) sign to a rating to denote relative status within major rating categories. Such suffixes are not added to short-term ratings other than “F1”.):

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

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B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.
SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS
Moody’s description of its two highest short-term loan/municipal note ratings:
MIG1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

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PART C. OTHER INFORMATION
Item 23. Exhibits

(a)(1)*	Agreement and Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 1 to the Funds’ Registration Statement (filed October 31, 1990).

(a)(2)*	Amendment, dated December 1, 2008, to the Declaration of Trust, dated October 1, 1987 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 43 to the Funds’ Registration Statement (filed December 24, 2008).

(b)(1)*	Bylaws of the Registrant’s Board of Trustees, Amended and Restated October 27, 2005, are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 37 to the Funds’ Registration Statement (filed December 30, 2005).

(b)(2)*	Amendment, dated December 1, 2008, to the Bylaws of the Registrant’s Board of Trustees, Amended and
Restated October 27, 2005, is incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 43 to the Funds’ Registration Statement (filed December 24, 2008).

(c)(1)*	Article III, Section 4 and 5, Article V, Article VIII, Section 4, and Article IX, Sections 1, 4, 5 and 7 of the Agreement and Declaration of Trust, dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 1 to the Funds’ Registration Statement (filed October 31, 1990).

(c)(2)*	Article 9, Article 10, Section 6, Article 11 and Article 13 of the Bylaws of the Registrant’s Board of Trustees, Amended and Restated October 27, 2005, are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 37 to the Funds’ Registration Statement (filed December 30, 2005).

(d)(1)*	Investment Advisory Agreement between Registrant and Cavanal Hill Investment Management, Inc. (formerly AXIA Investment Management, Inc.), dated May 12, 2001 is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 27 to the Funds’ Registration Statement (filed December 28, 2001).

(d)(2)	Amended Schedule A to the Investment Advisory Agreement, dated April 30, 2009, is filed herewith.

(e)(1)*	Distribution Agreement between Registrant and BOSC, Inc., dated August 2, 2007 is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 41 to the Funds’ Registration Statement (filed December 28, 2007).

(e)(2)*	Form of BOSC, Inc. Dealer Agreement is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 40 to the Funds’ Registration Statement (filed October 19, 2007).

(e)(3)*	Amended Schedule A, dated January 1, 2009, to the Distribution Agreement between Registrant and BOSC, Inc. dated August 2, 2007, is incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 43 to the Funds’ Registration Statement (filed December 24, 2008).

(e)(4)*	Amended Schedule B, dated January 1, 2009, to the Distribution Agreement between Registrant and BOSC, Inc. dated August 2, 2007, is incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 43 to the Funds’ Registration Statement (filed December 24, 2008).

(f)	None.

(g)(1)*	Custodian Agreement between Registrant and Bank of Oklahoma, N.A. is incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 1 to the Funds’ Registration Statement (filed October 31, 1990).

(g)(2)*	Amendment to Custodian Agreement, dated May 1, 2007, is incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 41 to the Fund’s Registration Statement (filed December 28, 2007).

(g)(3)*	Amended Schedule A, dated January 1, 2009, to the Custodian Agreement between Registrant and Bank of Oklahoma, N.A., is incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 43 to the Funds’ Registration Statement (filed December 24, 2008).

(h)(1)*	Administration Agreement between Registrant and Cavanal Hill Investment Management, Inc. (formerly AXIA Investment Management, Inc.), dated July 1, 2004, and Amended Schedule A are incorporated by reference to Exhibits (h)(1) and (2) to Post-Effective Amendment No. 41 to the Fund’s Registration Statement (filed December 28, 2007).

(h)(2)	Amended Schedule A, dated April 30, 2009, to the Administration Agreement between Registrant and Cavanal Hill Investment Management, Inc. is filed herewith.

(h)(3)	Amended and Restated Transfer Agency Agreement between Registrant and Citi Fund Services Ohio, Inc., dated October 22, 2009, is filed herewith.

(h)(4)	Amended and Restated Fund Accounting Agreement between Registrant and Citi Fund Services Ohio, Inc., dated October 22, 2009, is filed herewith.

(h)(5)	Amended and Restated Sub-Administration Agreement between Citi Fund Services Ohio, Inc., dated October 22, 2009, is filed herewith.

(h)(6)*	Trade Processing Agreement between Registrant and BISYS Retirement Services, Inc., dated October 31, 2003, is incorporated by reference to Exhibit (h)(11) to Post-Effective Amendment No. 41 to the Funds’ Registration Statement (filed December 28, 2007).

(h)(7)*	Trade Processing Agreement between Registrant and Bank of Oklahoma, N.A., dated October 31, 2003, is incorporated by reference to Exhibit (h)(12) to Post-Effective Amendment No. 41 to the Funds’ Registration Statement (filed December 28, 2007).

(h)(8)	Amended and Restated Omnibus Fee Agreement for the Institutional Tax-Free Money Market Fund between Registrant and Citi Fund Services Ohio, Inc., dated October 22, 2009, is filed herewith.

(h)(9)	Amended and Restated Compliance Services Agreement between Registrant and Citi Fund Services Ohio, Inc., dated October 22, 2009, is filed herewith.

(h)(10)*	Shareholder Servicing Plan, dated July 20, 2006, is incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 38 to the Funds’ Registration Statement (filed October 31, 2006).

(h)(11)*	Amended Schedule I, dated January 1, 2009, to the Fund Shareholder Servicing Plan is incorporated by reference to Exhibit (h)(15)(b) to Post-Effective Amendment No. 43 to the Funds’ Registration Statement (filed December 24, 2008).

(h)(12)	Form of Shareholder Servicing Agreement is filed herewith.

(i)	Opinion of Frederic Dorwart, Lawyers is filed herewith.

(j)(1)	Consent of Frederic Dorwart, Lawyers is filed herewith.

(j)(2)	Consent of KPMG LLP is filed herewith.

(k)	Omitted Financial Statements: None.

(l)*	Purchase Agreement, dated August 3, 1990, between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 1 to the Funds’ Registration Statement (filed October 31, 1990).

(m)(1)*	Amended and Restated Distribution and Shareholder Services Plan, dated August 2, 2007, is incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 41 to the Fund’s Registration Statement (filed December 28, 2007).

(m)(2)*	Amended Schedule A, dated January 1, 2009, to the Amended and Restated Distribution and Shareholder Services Plan is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 43 to the Funds’ Registration Statement (filed December 24, 2008).

(n)*	Multiple Class Plan, dated January 1, 2009, including revised Schedule A, is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 43 to the Funds’ Registration Statement (filed December 24, 2008).

(o)	None.

(p)(1)*	Code of Ethics for the Cavanal Hill Funds (formerly, American Performance Funds) is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 32 to the Funds’ Registration Statement (filed May 17, 2004).

(p)(2)*	Code of Ethics for Bank of Oklahoma, N.A. is incorporated by reference to Exhibit (p)(1) to
Post-Effective Amendment No. 22 to the Funds’ Registration Statement (filed September 25, 2000).

(p)(3)*	Code of Ethics for BOSC, Inc. is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 40 to the Funds’ Registration Statement (filed October 19, 2007).

(p)(4)	Code of Ethics for Cavanal Hill Investment Management, Inc., as amended April 2009, is filed herewith.

*	Incorporated by Reference

Item 24. Persons Controlled by or under Common Control with Registrant
     There are no persons controlled or under common control with the Registrant.
Item 25. Indemnification
Article VIII of Registrant’s Agreement and Declaration of Trust, filed or incorporated by reference as an Exhibit hereto, provides for the indemnification of Registrant’s trustees and officers. Indemnification of Registrant’s principal underwriter is provided for in the Agreement between Registrant and that service provider as filed or incorporated by reference as an Exhibit hereto. As of the effective date of this Registration Statement, Registrant has obtained from a major insurance carrier a trustees and officers’ liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 26. Business and Other Connections of Investment Adviser
Cavanal Hill Investment Management, Inc. (“Cavanal Hill Investment Management”) serves as Registrant’s investment adviser.
To the knowledge of Registrant, none of the directors or officers of Cavanal Hill Investment Management is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature.
The address of Cavanal Hill Investment Management is One Williams Center, Bank of Oklahoma Tower, Tulsa, Oklahoma 74192.
The address of BOSC, Inc. is One Williams Center, Bank of Oklahoma Tower, Tulsa, Oklahoma 74192.
The address of Bank of Oklahoma, N.A. is P.O. Box 2300, Tulsa, Oklahoma 74192. The address of BOK Financial Corporation is One Williams Center, Bank of Oklahoma Tower, Tulsa, Oklahoma 74192.
Item 27. Principal Underwriters.
Item 27(a) BOSC, Inc. (“BOSC” or the “Distributor”) acts as principal underwriter for the following investment companies:
Cavanal Hill Funds
BOSC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. BOSC’s main address is One Williams Center, Plaza SE Bank of Oklahoma Tower Tulsa, OK 74172. Office of Supervisory Jurisdiction (OSJ) Branch is at One Williams Center, Plaza SE Bank of Oklahoma Tower Tulsa, OK 74172. BOSC is an direct wholly-owned subsidiary of BOK Financial Corporation.

Item 27(b) Information about Directors and Officers of BOSC is as follows:

Name and Address	Position with Underwriter
Scott Grauer	President and Director
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, OK 74172

Tom Vincent	Secretary and Chief Compliance Officer
One Williams Center, 9NW
Bank of Oklahoma Tower
Tulsa, OK 74172

Karen Kreger	Financial and Operations Principal
201 Robert S Kerr, 1st Floor
Oklahoma City, OK 73102
Item 27(c) Not applicable.
Item 28. Location of Accounts and Records
(1)	Cavanal Hill Investment Management, Inc., Bank of Oklahoma Tower, Tulsa, Oklahoma 74103 (records relating to its functions as Investment Adviser and Administrator).

(2)	BOSC, Inc., One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, OK 74172 (records relating to its functions as Distributor).

(3)	Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Sub-Administrator, Transfer Agent, Fund Accountant and CCO/AML Officer).

(4)	Bank of Oklahoma, N.A., Bank of Oklahoma Tower, Tulsa, Oklahoma 74103 (records relating to its functions as Custodian).

(5)	Frederic Dorwart, Lawyers, 124 E. Fourth Street, Tulsa, OK 74103 (Agreement and Declaration of Trust, Bylaws and Minute Books).
Item 29. Management Services
     N/A.
Item 30. Undertakings
(a)	Registrant undertakes to call a meeting of shareholders, at the request of holders of 10% of the Registrant’s outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

(b)	The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant’s latest annual report to shareholders upon request and without charge.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment No. 44 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Tulsa, Oklahoma on the 17th day of December of 2009.

Cavanal Hill Funds

By:	*/s/ James L. Huntzinger James L. Huntzinger
President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 44 to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

*/s/ James L. Huntzinger James L. Huntzinger	President, Chief Executive Officer	December 17, 2009

*/s/ Arthur A. Jensen Arthur A. Jensen	Treasurer, Chief Financial Officer	December 17, 2009

*/s/ William H. Wilson Jr. William H. Wilson Jr	Trustee	December 17, 2009

*/s/ David L. Foster David L. Foster	Trustee	December 17, 2009

*/s/ Steven G. Bradshaw Steven G. Bradshaw	Trustee	December 17, 2009

*	By Power of Attorney.

POWER OF ATTORNEY
James L. Huntzinger, whose signature appears below, does hereby constitute and appoint H. Steven Walton and Amy E. Newsome, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments or supplements to the Trust’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (including the Prospectuses and Statements of Additional Information that form a part of such Registration Statement) pursuant to said Acts or the filing of any periodic or current reports concerning the performance of the Trust or any portion of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments, supplements or reports filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: October 23, 2008	/s/ James L. Huntzinger James L. Huntzinger

POWER OF ATTORNEY
Arthur A. Jensen, whose signature appears below, does hereby constitute and appoint H. Steven Walton and Amy E. Newsome, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments or supplements to the Trust’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (including the Prospectuses and Statements of Additional Information that form a part of such Registration Statement) pursuant to said Acts or the filing of any periodic or current reports concerning the performance of the Trust or any portion of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments, supplements or reports filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: October 23, 2008	/s/ Arthur A. Jensen Arthur A. Jensen

POWER OF ATTORNEY
William H. Wilson Jr., whose signature appears below, does hereby constitute and appoint H. Steven Walton and Amy E. Newsome, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments or supplements to the Trust’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (including the Prospectuses and Statements of Additional Information that form a part of such Registration Statement) pursuant to said Acts or the filing of any periodic or current reports concerning the performance of the Trust or any portion of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments, supplements or reports filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: October 23, 2008	/s/ William H. Wilson Jr. William H. Wilson Jr.

POWER OF ATTORNEY
David L. Foster, whose signature appears below, does hereby constitute and appoint H. Steven Walton and Amy E. Newsome, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments or supplements to the Trust’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (including the Prospectuses and Statements of Additional Information that form a part of such Registration Statement) pursuant to said Acts or the filing of any periodic or current reports concerning the performance of the Trust or any portion of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments, supplements or reports filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: October 23, 2008	/s/ David L. Foster David L. Foster

POWER OF ATTORNEY
Steven G. Bradshaw, whose signature appears below, does hereby constitute and appoint H. Steven Walton and Amy E. Newsome, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments or supplements to the Trust’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (including the Prospectuses and Statements of Additional Information that form a part of such Registration Statement) pursuant to said Acts or the filing of any periodic or current reports concerning the performance of the Trust or any portion of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments, supplements or reports filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: October 23, 2008	/s/ Steven G. Bradshaw Steven G. Bradshaw

EXHIBIT INDEX

EXHIBIT
NO.	DESCRIPTION

(d)(2)	Amended Schedule A to the Investment Advisory Agreement

(h)(2)	Amended Schedule A to the Administration Agreement

(h)(3)	Amended and Restated Transfer Agency Agreement

(h)(4)	Amended and Restated Fund Accounting Agreement

(h)(5)	Amended and Restated Sub-Administration Agreement

(h)(8)	Amended and Restated Omnibus Fee Agreement

(h)(9)	Amended and Restated Compliance Services Agreement

(h)(12)	Form of Shareholder Servicing Agreement

(i)	Opinion of Frederic Dorwart, Lawyers

(j)(1)	Consent of Counsel

(j)(2)	Consent of KPMG LLP

(p)(4)	Code of Ethics for Cavanal Hill Investment Management, Inc.